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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21732

Mercer Fund

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive office)(Zip code)

Caroline Hulme, Esq.

Mercer Investments LLC

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(617) 747-9500

Date of Fiscal Year End: March 31, 2026

Date of Reporting Period: March 31, 2026

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith (Tailored Shareholder Report)

Mercer US Small/Mid Cap Equity Fund

Class I /

 MSCQX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$76	0.71%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund underperformed its benchmark, the Russell 2500® Index.

  Broadly speaking, the period was marked by a market that rewarded companies that were unprofitable and/or had lower returns on equity.

  This made for a difficult environment for small/mid cap investors who tend to anchor toward long-term fundamentals such as earnings, cash flow growth, and balance sheet strength.

Top Contributors

  Considering the market backdrop outlined above, underweight in the Real Estate sector helped the fund’s relative returns.

  The fund also benefited from idiosyncratic stock selection decisions in the Utilities sector.

Top Detractors

  Stock selection in the Health Care sector hurt fund results as the market environment was supportive of names in the biotech industry.

  The Consumer Discretionary sector detracted from results owing to weakness in the automotive space.

  The Information Technology sector was a source of relative weakness and came from a combination of sector positioning and stock selection. Names believed to be associated with artificial intelligence (AI) saw particular strength.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer US Small/Mid Cap Equity Fund - Class I	Russell 2500® Index
6/27/2023	$10,000	$10,000
6/30/2023	$10,184	$10,358
9/30/2023	$9,855	$9,863
12/31/2023	$10,945	$11,180
3/31/2024	$11,950	$11,953
6/30/2024	$11,377	$11,443
9/30/2024	$12,282	$12,444
12/31/2024	$12,386	$12,521
3/31/2025	$11,557	$11,582
6/30/2025	$12,287	$12,577
9/30/2025	$12,939	$13,709
12/31/2025	$13,154	$14,013
3/31/2026	$13,332	$14,299

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer US Small/Mid Cap Equity Fund - Class I - 06/27/2023	15.46%	11.00%
Russell 2500® Index	23.45%	13.83%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,707,096,645
Total number of portfolio holdings	458
Total advisory fees paid net of reimbursement	$6,630,918
Portfolio turnover rate as of the end of the reporting period	59%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Table Summary
Comfort Systems USA, Inc.	2.1%
Insmed, Inc.	1.2%
BJ's Wholesale Club Holdings, Inc.	1.1%
Ascendis Pharma AS	1.0%
Jazz Pharmaceuticals PLC	1.0%
Jabil, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Advanced Energy Industries, Inc.	0.9%
API Group Corp.	0.8%
Tapestry, Inc.	0.8%
Total	10.7%

Sector Allocation

Table Summary
Industrial	25.4%
Consumer, Non-cyclical	22.3%
Financial	17.6%
Consumer, Cyclical	14.1%
Technology	7.9%
Energy	4.6%
Communications	3.1%
Basic Materials	2.6%
Utilities	1.8%
Government	0.2%
Cash Equivalents	0.4%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer US Small/Mid Cap Equity Fund

Class Y-3 /

 MSCGX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$51	0.47%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund underperformed its benchmark, the Russell 2500® Index.

  Broadly speaking, the period was marked by a market that rewarded companies that were unprofitable and/or had lower returns on equity.

  This made for a difficult environment for small/mid cap investors who tend to anchor toward long-term fundamentals such as earnings, cash flow growth, and balance sheet strength.

Top Contributors

  Considering the market backdrop outlined above, underweight in the Real Estate sector helped the fund’s relative returns.

  The fund also benefited from idiosyncratic stock selection decisions in the Utilities sector.

Top Detractors

  Stock selection in the Health Care sector hurt fund results as the market environment was supportive of names in the biotech industry.

  The Consumer Discretionary sector detracted from results owing to weakness in the automotive space.

  The Information Technology sector was a source of relative weakness and came from a combination of sector positioning and stock selection. Names believed to be associated with artificial intelligence (AI) saw particular strength.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer US Small/Mid Cap Equity Fund - Class Y-3	Russell 2500® Index
3/31/2016	$10,000	$10,000
6/30/2016	$10,194	$10,357
9/30/2016	$10,757	$11,037
12/31/2016	$11,504	$11,713
3/31/2017	$12,124	$12,153
6/30/2017	$12,404	$12,412
9/30/2017	$12,904	$13,001
12/31/2017	$13,678	$13,682
3/31/2018	$13,656	$13,649
6/30/2018	$14,223	$14,428
9/30/2018	$14,745	$15,106
12/31/2018	$11,872	$12,313
3/31/2019	$13,682	$14,261
6/30/2019	$14,182	$14,683
9/30/2019	$14,034	$14,495
12/31/2019	$15,365	$15,733
3/31/2020	$10,721	$11,057
6/30/2020	$13,516	$13,994
9/30/2020	$14,405	$14,817
12/31/2020	$17,777	$18,878
3/31/2021	$19,747	$20,942
6/30/2021	$20,733	$22,081
9/30/2021	$20,747	$21,489
12/31/2021	$22,108	$22,310
3/31/2022	$20,429	$21,012
6/30/2022	$17,434	$17,444
9/30/2022	$16,897	$16,952
12/31/2022	$18,405	$18,211
3/31/2023	$19,062	$18,829
6/30/2023	$19,719	$19,812
9/30/2023	$19,099	$18,865
12/31/2023	$21,213	$21,383
3/31/2024	$23,180	$22,863
6/30/2024	$22,090	$21,887
9/30/2024	$23,862	$23,802
12/31/2024	$24,070	$23,949
3/31/2025	$22,481	$22,153
6/30/2025	$23,899	$24,056
9/30/2025	$25,187	$26,221
12/31/2025	$25,620	$26,803
3/31/2026	$25,989	$27,350

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer US Small/Mid Cap Equity Fund - Class Y-3 - 08/15/2005	15.71%	5.67%	10.03%
Russell 2500® Index	23.45%	5.48%	10.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,707,096,645
Total number of portfolio holdings	458
Total advisory fees paid net of reimbursement	$6,630,918
Portfolio turnover rate as of the end of the reporting period	59%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Table Summary
Comfort Systems USA, Inc.	2.1%
Insmed, Inc.	1.2%
BJ's Wholesale Club Holdings, Inc.	1.1%
Ascendis Pharma AS	1.0%
Jazz Pharmaceuticals PLC	1.0%
Jabil, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Advanced Energy Industries, Inc.	0.9%
API Group Corp.	0.8%
Tapestry, Inc.	0.8%
Total	10.7%

Sector Allocation

Table Summary
Industrial	25.4%
Consumer, Non-cyclical	22.3%
Financial	17.6%
Consumer, Cyclical	14.1%
Technology	7.9%
Energy	4.6%
Communications	3.1%
Basic Materials	2.6%
Utilities	1.8%
Government	0.2%
Cash Equivalents	0.4%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Non-US Core Equity Fund

Class I /

 MNCSX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class I / MNCSX)	$71	0.63%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI World ex USA IMI Index.

Top Contributors

  Security selection within materials and information technology was a large contributor to relative outperformance from a sector perspective.

  A relative overweight to materials, specifically metals and mining, was beneficial for performance.

  Security selection within Switzerland was strong, namely in healthcare.

  An off-benchmark exposure to Taiwan Semiconductor Manufacturing Company proved to be a large driver of outperformance.

  Similarly, a relative overweight to Canada based mining company Barrick Mining was beneficial.

Top Detractors

  A relative underweight paired with security selection in industrials hurt relative performance.

  An underweight to industrials in Canada, specifically a lack of exposure to Bombardier Inc., was a key detractor from relative performance.

  An underweight to Spain detracted as the country significantly outperformed the broader index, MSCI World ex USA IMI Index.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Non-US Core Equity Fund - Class I	MSCI World ex USA IMI Index
7/22/2021	$10,000	$10,000
9/30/2021	$9,892	$10,047
12/31/2021	$10,224	$10,319
3/31/2022	$9,403	$9,785
6/30/2022	$8,081	$8,302
9/30/2022	$7,278	$7,536
12/31/2022	$8,485	$8,745
3/31/2023	$9,170	$9,408
6/30/2023	$9,452	$9,659
9/30/2023	$9,199	$9,271
12/31/2023	$10,060	$10,246
3/31/2024	$10,828	$10,777
6/30/2024	$10,760	$10,698
9/30/2024	$11,479	$11,568
12/31/2024	$10,664	$10,701
3/31/2025	$11,655	$11,324
6/30/2025	$13,142	$12,762
9/30/2025	$14,018	$13,477
12/31/2025	$14,605	$14,145
3/31/2026	$14,665	$14,024

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Non-US Core Equity Fund - Class I - 07/22/2021	25.82%	8.50%
MSCI World ex USA IMI Index	23.84%	7.48%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$4,402,881,231
Total number of portfolio holdings	1,044
Total advisory fees paid net of reimbursement	$12,784,873
Portfolio turnover rate as of the end of the reporting period	67%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Table Summary
ASML Holding NV	2.0%
TotalEnergies SE	1.4%
Franco-Nevada Corp.	1.2%
Schneider Electric SE	1.1%
UniCredit SpA	1.0%
Roche Holding AG	1.0%
Barrick Mining Corp.	0.9%
Legrand SA	0.9%
Lasertec Corp.	0.9%
NatWest Group PLC	0.8%
Total	11.2%

Sector Allocation

Table Summary
Financial	23.4%
Consumer, Non-cyclical	17.4%
Industrial	15.1%
Basic Materials	12.3%
Technology	9.6%
Consumer, Cyclical	9.1%
Energy	6.8%
Communications	2.8%
Utilities	1.5%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	1.6%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
Japan	21.0%
United Kingdom	10.1%
United States	10.0%
Canada	8.4%
France	7.1%
Germany	5.2%
Italy	4.1%
Netherlands	4.0%
Switzerland	4.0%
Australia	3.4%
Spain	2.8%
Hong Kong	2.5%
Sweden	2.1%
China	1.8%
Norway	1.5%
Ireland	1.3%
Denmark	1.3%
Brazil	1.0%
Total Countries each less than 1.0%	6.8%
Cash Equivalents	1.6%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On April 20, 2026 American Century Investments Management, Inc. was terminated as sub-adviser to the Fund, and the Board of Trustees of the Fund approved the hiring of Hardman Johnston Global Advisors, LLC and WCM Investment Management, LLC as new sub-advisers to the Fund.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Non-US Core Equity Fund

Class Y-3 /

 MNCEX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$44	0.39%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI World ex USA IMI Index.

Top Contributors

  Security selection within materials and information technology was a large contributor to relative outperformance from a sector perspective.

  A relative overweight to materials, specifically metals and mining, was beneficial for performance.

  Security selection within Switzerland was strong, namely in healthcare.

  An off-benchmark exposure to Taiwan Semiconductor Manufacturing Company proved to be a large driver of outperformance.

  Similarly, a relative overweight to Canada based mining company Barrick Mining was beneficial.

Top Detractors

  A relative underweight paired with security selection in industrials hurt relative performance.

  An underweight to industrials in Canada, specifically a lack of exposure to Bombardier Inc., was a key detractor from relative performance.

  An underweight to Spain detracted as the country significantly outperformed the broader index, MSCI World ex USA IMI Index.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Non-US Core Equity Fund - Class Y-3	MSCI World ex USA IMI Index
3/31/2016	$10,000	$10,000
6/30/2016	$9,938	$9,891
9/30/2016	$10,499	$10,537
12/31/2016	$10,320	$10,463
3/31/2017	$11,062	$11,187
6/30/2017	$11,835	$11,843
9/30/2017	$12,524	$12,537
12/31/2017	$13,153	$13,096
3/31/2018	$13,165	$12,859
6/30/2018	$13,016	$12,760
9/30/2018	$13,210	$12,885
12/31/2018	$11,427	$11,174
3/31/2019	$12,616	$12,349
6/30/2019	$13,063	$12,781
9/30/2019	$12,987	$12,674
12/31/2019	$14,215	$13,734
3/31/2020	$11,033	$10,438
6/30/2020	$12,950	$12,129
9/30/2020	$13,954	$12,814
12/31/2020	$16,057	$14,877
3/31/2021	$16,706	$15,497
6/30/2021	$17,585	$16,352
9/30/2021	$17,368	$16,279
12/31/2021	$17,971	$16,720
3/31/2022	$16,528	$15,854
6/30/2022	$14,219	$13,452
9/30/2022	$12,825	$12,210
12/31/2022	$14,946	$14,169
3/31/2023	$16,170	$15,243
6/30/2023	$16,683	$15,650
9/30/2023	$16,236	$15,021
12/31/2023	$17,756	$16,601
3/31/2024	$19,127	$17,461
6/30/2024	$19,041	$17,333
9/30/2024	$20,310	$18,743
12/31/2024	$18,874	$17,339
3/31/2025	$20,644	$18,348
6/30/2025	$23,309	$20,678
9/30/2025	$24,874	$21,836
12/31/2025	$25,916	$22,919
3/31/2026	$26,043	$22,722

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Non-US Core Equity Fund - Class Y-3 - 08/18/2006	26.15%	9.29%	10.04%
MSCI World ex USA IMI Index	23.84%	7.96%	8.56%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$4,402,881,231
Total number of portfolio holdings	1,044
Total advisory fees paid net of reimbursement	$12,784,873
Portfolio turnover rate as of the end of the reporting period	67%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Table Summary
ASML Holding NV	2.0%
TotalEnergies SE	1.4%
Franco-Nevada Corp.	1.2%
Schneider Electric SE	1.1%
UniCredit SpA	1.0%
Roche Holding AG	1.0%
Barrick Mining Corp.	0.9%
Legrand SA	0.9%
Lasertec Corp.	0.9%
NatWest Group PLC	0.8%
Total	11.2%

Sector Allocation

Table Summary
Financial	23.4%
Consumer, Non-cyclical	17.4%
Industrial	15.1%
Basic Materials	12.3%
Technology	9.6%
Consumer, Cyclical	9.1%
Energy	6.8%
Communications	2.8%
Utilities	1.5%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	1.6%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
Japan	21.0%
United Kingdom	10.1%
United States	10.0%
Canada	8.4%
France	7.1%
Germany	5.2%
Italy	4.1%
Netherlands	4.0%
Switzerland	4.0%
Australia	3.4%
Spain	2.8%
Hong Kong	2.5%
Sweden	2.1%
China	1.8%
Norway	1.5%
Ireland	1.3%
Denmark	1.3%
Brazil	1.0%
Total Countries each less than 1.0%	6.8%
Cash Equivalents	1.6%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On April 20, 2026 American Century Investments Management, Inc. was terminated as sub-adviser to the Fund, and the Board of Trustees of the Fund approved the hiring of Hardman Johnston Global Advisors, LLC and WCM Investment Management, LLC as new sub-advisers to the Fund.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Core Fixed Income Fund

Class I /

 MCFQX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class I / MCFQX)	$41	0.40%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Top Contributors

  Sector allocation within overweight’s to Collateralized Mortgage-Backed Securities (CMBS), Asset Backed Securities (ABS), Residential Mortgage-Backed Securities (RMBS), and Collateralized Mortgage-Backed Obligations (CMO) all contributed positively to performance.

  Sector allocation within overweight’s to investment grade corporates in the Utilities and Financials sectors contributed positively to performance.

  Curve and duration positioning with overweight’s to the 0-1 year and 4-5 year maturity bonds were beneficial.

Top Detractors

  Negative impact from spread sectors due to security selection.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Core Fixed Income Fund - Class I	Bloomberg U.S. Aggregate Bond Index
12/27/2021	$10,000	$10,000
12/31/2021	$10,000	$10,016
3/31/2022	$9,386	$9,422
6/30/2022	$8,859	$8,980
9/30/2022	$8,447	$8,554
12/31/2022	$8,601	$8,714
3/31/2023	$8,878	$8,971
6/30/2023	$8,818	$8,896
9/30/2023	$8,532	$8,609
12/31/2023	$9,140	$9,196
3/31/2024	$9,100	$9,124
6/30/2024	$9,110	$9,131
9/30/2024	$9,589	$9,605
12/31/2024	$9,304	$9,311
3/31/2025	$9,548	$9,570
6/30/2025	$9,665	$9,686
9/30/2025	$9,881	$9,883
12/31/2025	$9,992	$9,991
3/31/2026	$9,970	$9,986

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Core Fixed Income Fund - Class I - 12/27/2021	4.41%	-0.07%
Bloomberg U.S. Aggregate Bond Index	4.35%	-0.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,540,367,249
Total number of portfolio holdings	1,864
Total advisory fees paid net of reimbursement	$1,274,780
Portfolio turnover rate as of the end of the reporting period	125%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Table Summary
Corporate Debt	33.1%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.0%
U.S. Government and Agency Obligations	20.1%
Asset Backed Securities	9.7%
Mortgage Backed Securities - Private Issuers	7.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.0%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Maturity

Table Summary
Less than 1 Year	1.3%
1 to 3 Years	8.7%
3 to 5 Years	10.2%
5 to 10 Years	21.3%
10 to 30 Years	53.6%
Greater than 30 Years	4.9%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

The Board of Trustees of Mercer Funds approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Core Fixed Income Fund

Class Y-3 /

 MCFIX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class Y-3 / MCFIX)	$15	0.15%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Top Contributors

  Sector allocation within overweight’s to Collateralized Mortgage-Backed Securities (CMBS), Asset Backed Securities (ABS), Residential Mortgage-Backed Securities (RMBS), and Collateralized Mortgage-Backed Obligations (CMO) all contributed positively to performance.

  Sector allocation within overweight’s to investment grade corporates in the Utilities and Financials sectors contributed positively to performance.

  Curve and duration positioning with overweight’s to the 0-1 year and 4-5 year maturity bonds were beneficial.

Top Detractors

  Negative impact from spread sectors due to security selection.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Core Fixed Income Fund - Class Y-3	Bloomberg U.S. Aggregate Bond Index
3/31/2016	$10,000	$10,000
6/30/2016	$10,247	$10,221
9/30/2016	$10,335	$10,268
12/31/2016	$10,066	$9,962
3/31/2017	$10,168	$10,044
6/30/2017	$10,342	$10,189
9/30/2017	$10,454	$10,276
12/31/2017	$10,497	$10,316
3/31/2018	$10,351	$10,165
6/30/2018	$10,330	$10,149
9/30/2018	$10,351	$10,151
12/31/2018	$10,446	$10,318
3/31/2019	$10,803	$10,621
6/30/2019	$11,148	$10,948
9/30/2019	$11,418	$11,197
12/31/2019	$11,458	$11,217
3/31/2020	$11,647	$11,570
6/30/2020	$12,180	$11,906
9/30/2020	$12,347	$11,979
12/31/2020	$12,545	$12,060
3/31/2021	$12,139	$11,653
6/30/2021	$12,406	$11,867
9/30/2021	$12,429	$11,873
12/31/2021	$12,401	$11,874
3/31/2022	$11,652	$11,170
6/30/2022	$10,998	$10,646
9/30/2022	$10,498	$10,140
12/31/2022	$10,703	$10,330
3/31/2023	$11,046	$10,635
6/30/2023	$10,985	$10,546
9/30/2023	$10,641	$10,205
12/31/2023	$11,391	$10,901
3/31/2024	$11,352	$10,816
6/30/2024	$11,378	$10,824
9/30/2024	$11,976	$11,387
12/31/2024	$11,623	$11,038
3/31/2025	$11,942	$11,345
6/30/2025	$12,101	$11,483
9/30/2025	$12,376	$11,716
12/31/2025	$12,528	$11,845
3/31/2026	$12,508	$11,839

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Core Fixed Income Fund - Class Y-3 - 08/15/2005	4.74%	0.60%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,540,367,249
Total number of portfolio holdings	1,864
Total advisory fees paid net of reimbursement	$1,274,780
Portfolio turnover rate as of the end of the reporting period	125%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Table Summary
Corporate Debt	33.1%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.0%
U.S. Government and Agency Obligations	20.1%
Asset Backed Securities	9.7%
Mortgage Backed Securities - Private Issuers	7.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.0%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Maturity

Table Summary
Less than 1 Year	1.3%
1 to 3 Years	8.7%
3 to 5 Years	10.2%
5 to 10 Years	21.3%
10 to 30 Years	53.6%
Greater than 30 Years	4.9%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

The Board of Trustees of Mercer Funds approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Emerging Markets Equity Fund

Class I /

 MEMSX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$70	0.61%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI Emerging Markets® Index.

Top Contributors

  Continuing acceleration of technology spending related to artificial intelligence (AI) was beneficial for Korean technology hardware and semiconductors such as Samsung Electronics.

  The Fund benefitted from an underweight to India as performance lagged peers due to inflated valuations.

Top Detractors

  Exposure to Chinese consumer discretionary holdings was disadvantageous as the country experienced ongoing weak domestic demand.

  Holdings in Indian financials detracted from performance, specically HDFC Bank.

  While AI was a notable bright spot, an underweight to Taiwan Semiconductor Manufacturing Co. specifically was a headwind.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Emerging Markets Equity Fund - Class I	MSCI Emerging Markets® Index
6/27/2023	$10,000	$10,000
6/30/2023	$10,013	$10,020
9/30/2023	$9,526	$9,726
12/31/2023	$10,110	$10,491
3/31/2024	$10,110	$10,740
6/30/2024	$10,460	$11,277
9/30/2024	$11,229	$12,260
12/31/2024	$10,286	$11,278
3/31/2025	$10,696	$11,608
6/30/2025	$11,816	$13,000
9/30/2025	$12,840	$14,383
12/31/2025	$13,450	$15,064
3/31/2026	$13,899	$15,038

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Emerging Markets Equity Fund - Class I - 06/27/2023	29.95%	12.65%
MSCI Emerging Markets® Index	29.55%	15.93%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,344,766,268
Total number of portfolio holdings	648
Total advisory fees paid net of reimbursement	$3,061,787
Portfolio turnover rate as of the end of the reporting period	49%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.1%
Samsung Electronics Co. Ltd.	4.9%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	2.3%
Alibaba Group Holding Ltd.	1.9%
HDFC Bank Ltd.	1.3%
Ping An Insurance Group Co. of China Ltd., Class H	0.9%
Credicorp Ltd.	0.9%
Samsung Electronics Co. Ltd., 1.464%	0.8%
Chroma ATE, Inc.	0.8%
Total	29.6%

Sector Allocation

Table Summary
Technology	26.2%
Financial	22.2%
Communications	12.1%
Consumer, Cyclical	10.1%
Consumer, Non-cyclical	9.3%
Industrial	8.2%
Basic Materials	5.9%
Energy	3.5%
Utilities	1.7%
Diversified	0.4%
Cash Equivalents	0.4%
Total	100.0%

Geographic Allocation

Table Summary
China	24.7%
Taiwan	19.6%
South Korea	13.9%
India	11.2%
Brazil	8.1%
Mexico	2.9%
South Africa	2.7%
Saudi Arabia	2.0%
Thailand	1.4%
Indonesia	1.1%
Total Countries each less than 1.0%	12.0%
Cash Equivalents	0.4%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") was terminated as a sub-adviser to the Fund.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Emerging Markets Equity Fund

Class Y-3 /

 MEMQX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class Y-3 / MEMQX)	$41	0.36%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI Emerging Markets® Index.

Top Contributors

  Continuing acceleration of technology spending related to artificial intelligence (AI) was beneficial for Korean technology hardware and semiconductors such as Samsung Electronics.

  The Fund benefitted from an underweight to India as performance lagged peers due to inflated valuations.

Top Detractors

  Exposure to Chinese consumer discretionary holdings was disadvantageous as the country experienced ongoing weak domestic demand.

  Holdings in Indian financials detracted from performance, specically HDFC Bank.

  While AI was a notable bright spot, an underweight to Taiwan Semiconductor Manufacturing Co. specifically was a headwind.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Emerging Markets Equity Fund - Class Y-3	MSCI Emerging Markets® Index
3/31/2016	$10,000	$10,000
6/30/2016	$10,151	$10,066
9/30/2016	$10,920	$10,975
12/31/2016	$10,402	$10,518
3/31/2017	$11,614	$11,722
6/30/2017	$12,351	$12,457
9/30/2017	$13,243	$13,439
12/31/2017	$14,058	$14,439
3/31/2018	$14,289	$14,644
6/30/2018	$12,952	$13,479
9/30/2018	$12,758	$13,332
12/31/2018	$11,688	$12,336
3/31/2019	$12,821	$13,560
6/30/2019	$12,963	$13,642
9/30/2019	$12,467	$13,063
12/31/2019	$13,872	$14,609
3/31/2020	$10,314	$11,161
6/30/2020	$12,380	$13,179
9/30/2020	$13,542	$14,439
12/31/2020	$16,003	$17,284
3/31/2021	$16,687	$17,680
6/30/2021	$17,458	$18,573
9/30/2021	$15,974	$17,070
12/31/2021	$16,005	$16,846
3/31/2022	$14,126	$15,672
6/30/2022	$12,477	$13,878
9/30/2022	$11,027	$12,272
12/31/2022	$12,123	$13,462
3/31/2023	$12,782	$13,996
6/30/2023	$12,833	$14,122
9/30/2023	$12,241	$13,708
12/31/2023	$12,987	$14,785
3/31/2024	$12,987	$15,136
6/30/2024	$13,454	$15,892
9/30/2024	$14,458	$17,278
12/31/2024	$13,246	$15,894
3/31/2025	$13,774	$16,360
6/30/2025	$15,234	$18,321
9/30/2025	$16,571	$20,271
12/31/2025	$17,365	$21,230
3/31/2026	$17,945	$21,194

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Emerging Markets Equity Fund - Class Y-3 - 05/01/2012	30.24%	1.49%	6.03%
MSCI Emerging Markets® Index	29.55%	3.69%	7.80%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,344,766,268
Total number of portfolio holdings	648
Total advisory fees paid net of reimbursement	$3,061,787
Portfolio turnover rate as of the end of the reporting period	49%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.1%
Samsung Electronics Co. Ltd.	4.9%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	2.3%
Alibaba Group Holding Ltd.	1.9%
HDFC Bank Ltd.	1.3%
Ping An Insurance Group Co. of China Ltd., Class H	0.9%
Credicorp Ltd.	0.9%
Samsung Electronics Co. Ltd., 1.464%	0.8%
Chroma ATE, Inc.	0.8%
Total	29.6%

Sector Allocation

Table Summary
Technology	26.2%
Financial	22.2%
Communications	12.1%
Consumer, Cyclical	10.1%
Consumer, Non-cyclical	9.3%
Industrial	8.2%
Basic Materials	5.9%
Energy	3.5%
Utilities	1.7%
Diversified	0.4%
Cash Equivalents	0.4%
Total	100.0%

Geographic Allocation

Table Summary
China	24.7%
Taiwan	19.6%
South Korea	13.9%
India	11.2%
Brazil	8.1%
Mexico	2.9%
South Africa	2.7%
Saudi Arabia	2.0%
Thailand	1.4%
Indonesia	1.1%
Total Countries each less than 1.0%	12.0%
Cash Equivalents	0.4%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") was terminated as a sub-adviser to the Fund.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Opportunistic Fixed Income Fund

Class I /

 MOFTX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$69	0.67%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its primary benchmark and underperformed its current and prior secondary benchmarks for the relevant periods.

  Primary Benchmark: Bloomberg U.S. Aggregate Bond Index.

  Secondary Benchmark as of May 1, 2025: 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD).

Top Contributors

  Allocations to global high yield and out of secondary benchmark exposure to convertibles.

  Positioning within bank loans, notably underweight exposure to technology sector.

  Tactical exposure to securitized credit, especially agency and non-agency Mortgage-Back Securities (MBS) and Asset Back Securities (ABS).

  Tactical exposure to investment grade credit benefiting from spread tightening.

  Tactical exposure to a basket of emerging market currencies appreciating against the U.S. dollar.

Top Detractors

  Positioning within emerging markets external debt, particularly underweight exposure to select sovereign debt.

  Underperformance driven by Latin America and African/Middle Eastern regions due to underweight sovereign debt exposure as select prices appreciated.

  Duration positioning detracted.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Opportunistic Fixed Income Fund - Class I	Bloomberg U.S. Aggregate Bond Index	33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD	35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
6/27/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$9,988	$9,958	$10,044	$10,003
9/30/2023	$9,800	$9,636	$10,098	$9,877
12/31/2023	$10,553	$10,294	$10,743	$10,588
3/31/2024	$10,553	$10,213	$10,956	$10,615
6/30/2024	$10,503	$10,220	$11,077	$10,623
9/30/2024	$11,142	$10,752	$11,573	$11,262
12/31/2024	$10,777	$10,423	$11,592	$10,989
3/31/2025	$10,990	$10,713	$11,735	$11,253
6/30/2025	$11,351	$10,842	$12,094	$11,689
9/30/2025	$11,665	$11,062	$12,458	$12,041
12/31/2025	$11,869	$11,184	$12,700	$12,275
3/31/2026	$11,737	$11,178	$12,602	$12,183

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Opportunistic Fixed Income Fund - Class I - 06/27/2023	6.80%	5.97%
Bloomberg U.S. Aggregate Bond Index (Primary Benchark)	4.35%	4.11%
33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD (Secondary Benchmark)	7.40%	8.75%
35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM	8.26%	7.42%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Effective May 1, 2025, the Fund selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD), replacing the prior secondary blended benchmark, 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$2,093,681,860
Total number of portfolio holdings	2,078
Total advisory fees paid net of reimbursement	$6,688,734
Portfolio turnover rate as of the end of the reporting period	246%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Table Summary
Corporate Debt	34.0%
Bank Loans	15.6%
Sovereign Debt Obligations	15.0%
Asset Backed Securities	8.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	8.0%
U.S. Government and Agency Obligations	5.5%
Mortgage Backed Securities - Private Issuers	4.2%
Repurchase Agreements	1.8%
Convertible Debt	1.8%
Investment Companies	1.1%
Common Stocks	0.7%
Preferred Stocks	0.2%
Purchased Currency Options	0.0%Footnote Reference*
Cash Equivalents	3.4%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
United States	63.8%
Cayman Islands	3.6%
Mexico	2.2%
Total Countries each less than 2.0%	27.0%
Cash Equivalents	3.4%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of

Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

The Board of Trustees of Mercer Funds approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Opportunistic Fixed Income Fund

Class Y-3 /

 MOFIX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class Y-3 / MOFIX)	$45	0.43%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its primary benchmark and underperformed its current and prior secondary benchmarks for the relevant periods.

  Primary Benchmark: Bloomberg U.S. Aggregate Bond Index.

  Secondary Benchmark as of May 1, 2025: 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD).

Top Contributors

  Allocations to global high yield and out of secondary benchmark exposure to convertibles.

  Positioning within bank loans, notably underweight exposure to technology sector.

  Tactical exposure to securitized credit, especially agency and non-agency Mortgage-Back Securities (MBS) and Asset Back Securities (ABS).

  Tactical exposure to investment grade credit benefiting from spread tightening.

  Tactical exposure to a basket of emerging market currencies appreciating against the U.S. dollar.

Top Detractors

  Positioning within emerging markets external debt, particularly underweight exposure to select sovereign debt.

  Underperformance driven by Latin America and African/Middle Eastern regions due to underweight sovereign debt exposure as select prices appreciated.

  Duration positioning detracted.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Opportunistic Fixed Income Fund - Class Y-3	Bloomberg U.S. Aggregate Bond Index	33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD	35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
3/31/2016	$10,000	$10,000	$10,000	$10,000
6/30/2016	$10,344	$10,221	$10,448	$10,365
9/30/2016	$10,746	$10,268	$10,889	$10,776
12/31/2016	$10,509	$9,962	$10,886	$10,473
3/31/2017	$11,031	$10,044	$11,165	$10,972
6/30/2017	$11,363	$10,189	$11,357	$11,344
9/30/2017	$11,730	$10,276	$11,571	$11,708
12/31/2017	$11,824	$10,316	$11,677	$11,803
3/31/2018	$12,070	$10,165	$11,632	$12,051
6/30/2018	$11,233	$10,149	$11,560	$11,333
9/30/2018	$11,134	$10,151	$11,813	$11,353
12/31/2018	$11,171	$10,318	$11,449	$11,396
3/31/2019	$11,448	$10,621	$12,143	$11,755
6/30/2019	$11,826	$10,948	$12,477	$12,134
9/30/2019	$11,789	$11,197	$12,637	$12,213
12/31/2019	$12,147	$11,217	$12,897	$12,502
3/31/2020	$10,921	$11,570	$11,219	$11,512
6/30/2020	$11,966	$11,906	$12,423	$12,634
9/30/2020	$12,289	$11,979	$12,880	$12,888
12/31/2020	$13,150	$12,060	$13,569	$13,629
3/31/2021	$12,776	$11,653	$13,478	$13,197
6/30/2021	$13,149	$11,867	$13,849	$13,562
9/30/2021	$13,069	$11,873	$13,908	$13,453
12/31/2021	$12,985	$11,874	$13,956	$13,343
3/31/2022	$12,336	$11,170	$13,252	$12,515
6/30/2022	$11,245	$10,646	$12,111	$11,553
9/30/2022	$10,913	$10,140	$11,953	$11,167
12/31/2022	$11,484	$10,330	$12,545	$11,775
3/31/2023	$11,971	$10,635	$12,909	$12,197
6/30/2023	$12,157	$10,546	$13,214	$12,375
9/30/2023	$11,942	$10,205	$13,285	$12,220
12/31/2023	$12,874	$10,901	$14,133	$13,099
3/31/2024	$12,874	$10,816	$14,414	$13,132
6/30/2024	$12,828	$10,824	$14,573	$13,143
9/30/2024	$13,607	$11,387	$15,225	$13,932
12/31/2024	$13,163	$11,038	$15,250	$13,595
3/31/2025	$13,440	$11,345	$15,439	$13,922
6/30/2025	$13,897	$11,483	$15,911	$14,462
9/30/2025	$14,287	$11,716	$16,390	$14,897
12/31/2025	$14,533	$11,845	$16,708	$15,186
3/31/2026	$14,398	$11,839	$16,580	$15,072

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Opportunistic Fixed Income Fund - Class Y-3 - 08/21/2013	7.13%	2.42%	3.71%
Bloomberg U.S. Aggregate Bond Index (Primary Benchark)	4.35%	0.31%	1.70%
33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD (Secondary Benchmark)	7.40%	4.24%	5.19%
35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM	8.26%	2.69%	4.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Effective May 1, 2025, the Fund selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD), replacing the prior secondary blended benchmark, 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$2,093,681,860
Total number of portfolio holdings	2,078
Total advisory fees paid net of reimbursement	$6,688,734
Portfolio turnover rate as of the end of the reporting period	246%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Table Summary
Corporate Debt	34.0%
Bank Loans	15.6%
Sovereign Debt Obligations	15.0%
Asset Backed Securities	8.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	8.0%
U.S. Government and Agency Obligations	5.5%
Mortgage Backed Securities - Private Issuers	4.2%
Repurchase Agreements	1.8%
Convertible Debt	1.8%
Investment Companies	1.1%
Common Stocks	0.7%
Preferred Stocks	0.2%
Purchased Currency Options	0.0%Footnote Reference*
Cash Equivalents	3.4%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
United States	63.8%
Cayman Islands	3.6%
Mexico	2.2%
Total Countries each less than 2.0%	27.0%
Cash Equivalents	3.4%
Total	100.0%

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of

Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

The Board of Trustees of Mercer Funds approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Short Duration Fixed Income Fund

Class I /

 MSDBX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the "Fund") for the period December 30, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Short Duration Fixed Income Fund (Class I / MSDBX)	$11	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. 1-3 Government/Credit Index.

Top Contributors

  Sector allocation contributed the most to relative returns within overweights to Collateralized Loan Obligations (CLO), Non-Agency Collateralized Mortgage Backed Securities (CMBS), Mortgage-Backed Securities (MBS), High Yield Corporates and Emerging Markets and an underweight to the Technology Sector.

  Security selection within investment grade corporates contributed positively to performance.

Top Detractors

  Underweight sector exposure to investment grade corporates was a relative detractor.

Mercer Mutual Funds

1

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Short Duration Fixed Income Fund - Class I	Bloomberg U.S. 1-3 Government/Credit Index
12/30/2025	$10,000	$10,000
12/31/2025	$10,001	$10,000
1/31/2026	$10,024	$10,000
2/28/2026	$10,075	$10,000
3/31/2026	$10,018	$10,028

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	Since Inception
Mercer Short Duration Fixed Income Fund - Class I - 12/30/2025	0.18%
Bloomberg U.S. 1-3 Government/Credit Index	0.28%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$84,702,094
Total number of portfolio holdings	676
Total advisory fees paid net of reimbursement	$81,813
Portfolio turnover rate as of the end of the reporting period	166%

Mercer Mutual Funds

2

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Table Summary
Corporate Debt	42.0%
Asset Backed Securities	22.4%
U.S. Government and Agency Obligations	18.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	7.9%
Mortgage Backed Securities - Private Issuers	6.8%
Bank Loans	1.8%
Sovereign Debt Obligations	0.2%
Cash Equivalents	0.3%
Total	100.0%

Maturity

Table Summary
Less than 1 Year	6.1%
1 to 3 Years	40.8%
3 to 5 Years	28.7%
5 to 10 Years	8.2%
10 to 30 Years	12.6%
Greater than 30 Years	3.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

Mercer Short Duration Fixed Income Fund

Class Y-3 /

 MSDYX

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Short Duration Fixed Income Fund (Class Y-3 / MSDYX)	$20	0.20%

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. 1-3 Government/Credit Index.

Top Contributors

  Sector allocation contributed the most to relative returns within overweights to Collateralized Loan Obligations (CLO), Non-Agency Collateralized Mortgage Backed Securities (CMBS), Mortgage-Backed Securities (MBS), High Yield Corporates and Emerging Markets and an underweight to the Technology Sector.

  Security selection within investment grade corporates contributed positively to performance.

Top Detractors

  Underweight sector exposure to investment grade corporates was a relative detractor.

Mercer Mutual Funds

 continued>>

Comparison of the change in value of a $10,000 investment for the periods indicated.

Table Summary
	Mercer Short Duration Fixed Income Fund - Class Y-3	Bloomberg U.S. 1-3 Government/Credit Index
12/1/2023	$10,000	$10,000
12/31/2023	$10,139	$10,119
3/31/2024	$10,215	$10,161
6/30/2024	$10,336	$10,258
9/30/2024	$10,653	$10,562
12/31/2024	$10,672	$10,560
3/31/2025	$10,838	$10,732
6/30/2025	$10,994	$10,868
9/30/2025	$11,148	$10,997
12/31/2025	$11,287	$11,125
3/31/2026	$11,325	$11,156

Average Annual Total Returns for Periods Ended March 31, 2026

Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Short Duration Fixed Income Fund - Class Y-3 - 12/01/2023	4.49%	5.47%
Bloomberg U.S. 1-3 Government/Credit Index	3.96%	4.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$84,702,094
Total number of portfolio holdings	676
Total advisory fees paid net of reimbursement	$81,813
Portfolio turnover rate as of the end of the reporting period	166%

Mercer Mutual Funds

 continued>>

Graphical Representation of Holdings

(as of March 31, 2026)

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Table Summary
Corporate Debt	42.0%
Asset Backed Securities	22.4%
U.S. Government and Agency Obligations	18.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	7.9%
Mortgage Backed Securities - Private Issuers	6.8%
Bank Loans	1.8%
Sovereign Debt Obligations	0.2%
Cash Equivalents	0.3%
Total	100.0%

Maturity

Table Summary
Less than 1 Year	6.1%
1 to 3 Years	40.8%
3 to 5 Years	28.7%
5 to 10 Years	8.2%
10 to 30 Years	12.6%
Greater than 30 Years	3.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

3

(b) Not Applicable

Item 2. Code of Ethics

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its President, Chief Financial Officer and Chief Investment Officer. During the period covered by this report, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Joan E. Steel and Adela Cepeda and Luis A. Ubiñas, all of which are “independent” as defined in Item 3(a)(2) of this Form

Item 4. Principal Accountant Fees and Services

(a) Audit Fees – The aggregate fee billed for the fiscal year for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements was $389,494 and $379,000 for the fiscal years ended March 31, 2025, and March 31, 2026, respectively.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2025, and March 31, 2026, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fee billed in the last fiscal year for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations was $76,953 and $68,486 for the fiscal years ended March 31, 2025, and March 31, 2026, respectively.

(d) All Other Fees – Not Applicable

(e) (1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended March 31, 2026, were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

There were no aggregate fees billed for the fiscal year ended March 31, 2026, by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)	Not applicable.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants - Not applicable

Item 6. Investments.

(a) The Schedule of Investments are filed under item 7 of this Form

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Statements (Financial Highlights) are attached herewith.

Mercer FundsTM
Annual Financial
Statements and Other
Information
March 31, 2026
Mercer US Small/Mid Cap Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Non-US Core Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Mercer Short Duration Fixed Income Fund
This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

MERCER FUNDS
TABLE OF CONTENTS

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Basic Materials — 2.5%
29,500	Cabot Corp.	2,221,645
22,000	CF Industries Holdings, Inc.	2,856,480
84,510	Coeur Mining, Inc.*	1,586,253
34,800	Eastman Chemical Co.	2,655,936
254,641	Element Solutions, Inc.	8,693,444
57,438	International Flavors & Fragrances, Inc.	4,167,127
58,700	Koppers Holdings, Inc.	2,270,516
12,817	Magnera Corp.*	121,890
70,400	Mosaic Co.	1,795,200
5,000	NewMarket Corp.	3,204,750
34,407	Quaker Chemical Corp.(a)	4,274,381
57,581	RPM International, Inc.	5,723,551
14,800	Steel Dynamics, Inc.	2,664,000
		42,235,173
	Communications — 3.0%
47,900	AMC Networks, Inc. Class A*(a)	325,241
48,000	Cargurus, Inc.*	1,634,400
10,347	Ciena Corp.*	4,017,016
19,387	Credo Technology Group Holding Ltd.*	1,819,858
62,106	ePlus, Inc.	4,673,476
19,500	Expedia Group, Inc.	4,502,355
16,390	F5, Inc.*	4,742,119
64,000	Fox Corp. Class A	3,737,600
129,400	Gen Digital, Inc.	2,436,602
7,377	InterDigital, Inc.(a)	2,227,854
95,800	Lyft, Inc. Class A*(a)	1,274,140
82,500	Maplebear, Inc.*	3,090,450
67,800	Match Group, Inc.	2,082,138
11,700	Nexstar Media Group, Inc.	2,115,711
67,510	Roku, Inc.*	6,387,796
60,300	Sirius XM Holdings, Inc.(a)	1,391,724
77,353	TripAdvisor, Inc.*(a)	824,583
120,800	Upwork, Inc.*(a)	1,323,968
37,400	Yelp, Inc.*(a)	925,276
39,000	Ziff Davis, Inc.*(a)	1,636,440
		51,168,747
	Consumer, Cyclical — 13.6%
33,100	Allison Transmission Holdings, Inc.	3,874,686
149,210	Amer Sports, Inc.*	4,911,993
32,200	Autoliv, Inc.	3,386,152
5,400	AutoNation, Inc.*	1,054,404
189,898	BJ's Wholesale Club Holdings, Inc.*	18,689,761
89,400	Bloomin' Brands, Inc.	482,760
76,000	BorgWarner, Inc.	4,123,760
18,786	Brunswick Corp.	1,366,869
27,444	Burlington Stores, Inc.*	8,929,729
See accompanying Notes to the Financial Statements.
1

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Consumer, Cyclical — continued
15,900	Carter's, Inc.	568,584
5,881	Casey's General Stores, Inc.	4,280,545
16,989	Cavco Industries, Inc.*	8,227,603
51,100	Churchill Downs, Inc.	4,590,313
25,900	Crocs, Inc.*(a)	2,150,218
50,547	Dorman Products, Inc.*	5,275,085
66,240	Dutch Bros, Inc. Class A*(a)	3,355,718
106,600	Gap, Inc.	2,579,720
73,400	Garrett Motion, Inc.	1,333,678
102,000	Goodyear Tire & Rubber Co.*	676,260
20,678	Group 1 Automotive, Inc.	6,836,767
79,000	Harley-Davidson, Inc.	1,597,380
41,100	Haverty Furniture Cos., Inc.	870,498
11,940	Installed Building Products, Inc.	3,165,891
14,500	Jack in the Box, Inc.*(a)	140,215
61,300	La-Z-Boy, Inc.	1,970,182
37,372	LCI Industries	4,596,009
286,852	Levi Strauss & Co. Class A	5,303,893
37,636	LGI Homes, Inc.*	1,487,751
105,718	Life Time Group Holdings, Inc.*	2,848,043
22,756	Lithia Motors, Inc.	5,682,628
84,781	LKQ Corp.(a)	2,490,018
94,700	Macy's, Inc.	1,713,123
138,500	Mattel, Inc.*	2,012,405
39,300	MGM Resorts International*	1,454,493
158,700	MillerKnoll, Inc.	2,294,802
14,079	Murphy USA, Inc.	6,954,604
67,263	National Vision Holdings, Inc.*(a)	1,742,112
14,874	Ollie's Bargain Outlet Holdings, Inc.*	1,369,003
29,300	Phinia, Inc.	2,005,292
71,397	Planet Fitness, Inc. Class A*	5,310,509
11,927	Pool Corp.	2,413,190
22,565	PriceSmart, Inc.	3,396,033
33,000	PulteGroup, Inc.	3,881,130
68,362	Pursuit Attractions & Hospitality, Inc.*	2,504,100
31,600	PVH Corp.	2,204,416
71,683	Red Rock Resorts, Inc. Class A	3,825,005
81,900	Sally Beauty Holdings, Inc.*	1,134,315
36,400	ScanSource, Inc.*	1,321,320
50,610	SharkNinja, Inc.*	5,359,599
15,300	Signet Jewelers Ltd.	1,294,992
48,684	SiteOne Landscape Supply, Inc.*	6,480,327
91,930	Tapestry, Inc.	12,972,242
57,558	Texas Roadhouse, Inc.	9,505,128
28,800	Toll Brothers, Inc.	3,930,336
44,000	Travel & Leisure Co.	3,044,360
83,200	Tri Pointe Homes, Inc.*	3,887,936
20,522	UniFirst Corp.	5,163,130
33,800	United Airlines Holdings, Inc.*	3,111,966
2See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Consumer, Cyclical — continued
100,290	United Parks & Resorts, Inc.*(a)	3,275,471
24,798	Vail Resorts, Inc.(a)	3,182,079
14,144	VSE Corp.	2,608,154
5,081	WESCO International, Inc.	1,390,263
43,280	Wynn Resorts Ltd.	4,395,084
		231,984,032
	Consumer, Non-cyclical — 21.6%
39,680	Abivax SA, ADR*	4,418,368
59,400	ABM Industries, Inc.	2,288,088
157,500	ACCO Brands Corp.	472,500
163,040	Adaptive Biotechnologies Corp.*	2,262,995
338,400	ADT, Inc.	2,223,288
62,740	Affirm Holdings, Inc.*	2,874,747
256,500	Albertsons Cos., Inc. Class A	4,370,760
11,500	Align Technology, Inc.*	1,971,445
80,724	Alignment Healthcare, Inc.*	1,422,357
65,380	Alkermes PLC*	2,311,837
342,011	API Group Corp.*	13,858,286
75,367	Ascendis Pharma AS, ADR*	17,238,694
65,000	Baxter International, Inc.(a)	1,092,000
116,573	BellRing Brands, Inc.*	1,875,660
60,654	BioMarin Pharmaceutical, Inc.*	3,426,344
16,434	Bio-Rad Laboratories, Inc. Class A*(a)	4,580,977
76,962	Bio-Techne Corp.	4,022,034
32,996	Bridgebio Pharma, Inc.*	2,450,283
49,735	BrightSpring Health Services, Inc.*	2,119,208
14,800	Brink's Co.	1,533,724
43,005	Cal-Maine Foods, Inc.(a)	3,403,846
123,010	Celsius Holdings, Inc.*	4,364,395
9,157	Charles River Laboratories International, Inc.*	1,579,582
3,221	Chemed Corp.	1,216,701
17,212	Colliers International Group, Inc.	1,839,791
52,900	Conagra Brands, Inc.	831,588
88,962	Cooper Cos., Inc.*	6,360,783
388,708	CoreCivic, Inc.*	7,350,468
80,478	Crinetics Pharmaceuticals, Inc.*	2,922,961
13,600	DaVita, Inc.*	2,090,184
60,000	Deluxe Corp.	1,652,400
142,804	Dole PLC	2,040,669
137,038	Embecta Corp.(a)	1,211,416
57,220	Enovis Corp.*	1,301,755
126,500	Exelixis, Inc.*	5,425,585
79,500	Fresh Del Monte Produce, Inc.	3,200,670
31,850	GeneDx Holdings Corp.*	2,045,407
29,044	Glaukos Corp.*	3,126,877
76,112	Globus Medical, Inc. Class A*	6,557,810
29,739	Grand Canyon Education, Inc.*	5,056,522
36,070	Guardant Health, Inc.*	3,331,786
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
44,200	H&R Block, Inc.	1,402,908
58,738	Haemonetics Corp.*	3,310,474
92,689	Halozyme Therapeutics, Inc.*	5,990,490
74,800	Harmony Biosciences Holdings, Inc.*	2,095,148
28,783	HealthEquity, Inc.*	2,405,395
65,700	Herbalife Ltd.*	967,104
17,928	ICON PLC*	1,983,912
27,634	ICU Medical, Inc.*	3,568,931
56,200	Incyte Corp.*	5,289,544
58,200	Indivior Pharmaceuticals, Inc.*	1,773,936
34,000	Ingles Markets, Inc. Class A	3,056,260
35,900	Ingredion, Inc.	4,044,494
119,542	Insmed, Inc.*	19,547,508
51,109	Integer Holdings Corp.*(a)	4,497,592
52,526	Ionis Pharmaceuticals, Inc.*	3,944,177
12,962	IRhythm Holdings, Inc.*	1,529,775
20,500	J.M. Smucker Co.	1,977,020
88,940	Jazz Pharmaceuticals PLC*	16,814,107
96,721	Laureate Education, Inc.*	3,369,760
55,218	Legence Corp. Class A*(a)	3,117,608
101,206	Legend Biotech Corp., ADR*	1,830,817
193,729	LifeStance Health Group, Inc.*	1,234,054
33,000	ManpowerGroup, Inc.	972,180
23,896	Marzetti Co.	3,305,534
9,920	Masimo Corp.*	1,764,470
12,788	Medpace Holdings, Inc.*	6,140,670
85,900	Molson Coors Beverage Co. Class B	3,698,854
55,669	Natera, Inc.*	11,133,243
68,898	Neurocrine Biosciences, Inc.*	9,076,623
67,140	Newamsterdam Pharma Co. NV*(a)	2,149,151
195,610	Nomad Foods Ltd.	1,879,812
258,400	Organon & Co.(a)	1,547,816
41,360	Paylocity Holding Corp.*	4,468,534
78,472	Perdoceo Education Corp.	2,919,943
86,522	Performance Food Group Co.*	7,411,475
120,006	Privia Health Group, Inc.*	2,468,523
52,100	PROG Holdings, Inc.	1,494,749
21,493	PTC Therapeutics, Inc.*	1,464,318
123,960	Rentokil Initial PLC, ADR(a)	3,902,261
17,173	Repligen Corp.*	2,023,323
39,980	Revolution Medicines, Inc.*	3,888,055
55,538	Rhythm Pharmaceuticals, Inc.*	4,830,140
102,696	Simply Good Foods Co.*	1,473,688
116,268	Smith & Nephew PLC, ADR(a)	3,694,997
28,538	Sprouts Farmers Market, Inc.*	2,201,136
6,668	Stevanato Group SpA	91,685
183,108	Tandem Diabetes Care, Inc.*	3,510,180
31,614	Teleflex, Inc.	3,781,351
14,000	Tenet Healthcare Corp.*	2,641,940
4See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
102,970	Toast, Inc. Class A*	2,729,735
34,716	Travere Therapeutics, Inc.*	1,031,412
7,100	United Therapeutics Corp.*	4,210,158
14,100	Universal Health Services, Inc. Class B	2,523,477
68,561	Universal Technical Institute, Inc.*(a)	2,475,052
61,200	Upbound Group, Inc.	1,104,660
147,419	Varex Imaging Corp.*	1,564,116
105,580	Vaxcyte, Inc.*	6,135,254
112,001	Vericel Corp.*	3,603,072
129,151	Verra Mobility Corp.*	1,845,568
168,200	Viatris, Inc.	2,272,382
21,252	WEX, Inc.*(a)	3,252,406
118,770	WillScot Holdings Corp.(a)	2,061,847
38,660	Xenon Pharmaceuticals, Inc.*	2,248,079
		368,467,674
	Energy — 4.4%
107,637	Antero Resources Corp.*	4,568,114
99,000	APA Corp.	4,201,560
23,000	Chord Energy Corp.	3,270,140
26,800	CNX Resources Corp.*	1,033,140
88,194	Delek U.S. Holdings, Inc.	3,974,904
162,949	DNOW, Inc.*	1,940,723
108,929	Flowco Holdings, Inc. Class A	2,243,937
103,089	HF Sinclair Corp.	6,431,723
77,419	Innovex International, Inc.*	1,888,249
276,982	Magnolia Oil & Gas Corp. Class A	8,744,322
165,538	Matador Resources Co.	10,458,691
37,800	Murphy Oil Corp.	1,559,250
117,500	NOV, Inc.	2,210,175
108,846	Ovintiv, Inc.	6,461,099
26,691	Par Pacific Holdings, Inc.*	1,671,924
440,294	Permian Resources Corp. Class A	9,387,068
134,852	SunCoke Energy, Inc.	877,886
71,830	TechnipFMC PLC	4,965,608
		75,888,513
	Financial — 17.0%
57,513	Agree Realty Corp., REIT	4,335,330
40,400	Ally Financial, Inc.	1,584,892
64,200	American Assets Trust, Inc., REIT	1,181,922
31,860	American International Group, Inc.	2,397,465
44,750	Annaly Capital Management, Inc., REIT	946,463
107,000	Apple Hospitality REIT, Inc., REIT	1,231,570
60,900	ARES Capital Corp.(a)	1,097,418
84,400	Associated Banc-Corp.	2,182,584
26,035	Assurant, Inc.	5,670,683
72,472	Assured Guaranty Ltd.	5,905,019
152,766	Atlantic Union Bankshares Corp.	5,459,857
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Financial — continued
58,781	Axis Capital Holdings Ltd.	5,960,981
34,376	Axos Financial, Inc.*(a)	2,925,054
109,100	Banc of California, Inc.	1,917,978
51,800	Bank of NT Butterfield & Son Ltd.	2,718,464
61,000	Blue Owl Capital Corp.(a)	674,660
177,700	Brandywine Realty Trust, REIT	481,567
44,000	Brixmor Property Group, Inc., REIT	1,267,200
83,300	Broadstone Net Lease, Inc., REIT	1,521,891
19,000	Burke & Herbert Financial Services Corp.	1,183,510
6,897	C&F Financial Corp.	503,067
31,000	Cathay General Bancorp	1,545,660
59,900	Chimera Investment Corp., REIT	751,745
67,300	Citizens Financial Group, Inc.	4,035,981
56,655	CNA Financial Corp.(a)	2,601,598
129,300	CNO Financial Group, Inc.	5,309,058
24,453	Community Trust Bancorp, Inc.	1,484,786
85,780	Core Scientific, Inc.*(a)	1,283,269
39,800	Corebridge Financial, Inc.	949,628
39,009	Cullen/Frost Bankers, Inc.	5,347,354
22,600	EastGroup Properties, Inc., REIT	4,183,034
19,849	Enova International, Inc.*	2,696,090
59,300	EPR Properties, REIT	2,962,628
29,500	Equitable Holdings, Inc.	1,094,745
24,300	Essent Group Ltd.	1,420,092
65,600	Federated Hermes, Inc.	3,720,176
106,500	Fidelis Insurance Holdings Ltd.	2,035,215
90,100	First BanCorp	1,924,536
62,100	First Busey Corp.	1,569,267
63,800	First Commonwealth Financial Corp.	1,121,604
207,300	First Horizon Corp.	4,718,148
96,000	FNB Corp.	1,605,120
632,292	Genworth Financial, Inc.*	5,134,211
91,504	Glacier Bancorp, Inc.	4,087,484
58,870	Globe Life, Inc.	8,192,938
25,630	Hamilton Lane, Inc. Class A	2,547,622
28,700	Hancock Whitney Corp.	1,825,033
106,812	Hanmi Financial Corp.	2,815,564
162,567	Healthpeak Properties, Inc., REIT	2,670,976
75,500	Highwoods Properties, Inc., REIT	1,616,455
83,300	Hope Bancorp, Inc.	930,461
197,400	Host Hotels & Resorts, Inc., REIT	3,782,184
23,398	Howard Hughes Holdings, Inc.*	1,480,157
63,380	Independent Bank Corp.	2,110,554
64,000	Industrial Logistics Properties Trust, REIT	363,520
20,550	Jackson Financial, Inc. Class A	2,172,546
39,267	Jefferies Financial Group, Inc.	1,620,549
19,940	Jones Lang LaSalle, Inc.*	6,068,141
272,984	KeyCorp	5,473,329
44,400	Kilroy Realty Corp., REIT	1,252,524
6See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Financial — continued
12,869	Kinsale Capital Group, Inc.(a)	4,396,823
56,600	Kite Realty Group Trust, REIT	1,389,530
36,800	Lincoln National Corp.	1,306,400
23,263	LPL Financial Holdings, Inc.	6,998,208
75,448	McGrath RentCorp	8,320,405
135,300	MGIC Investment Corp.	3,551,625
37,747	Mid-America Apartment Communities, Inc., REIT	4,609,664
66,400	Navient Corp.	543,152
199,800	New Mountain Finance Corp.(a)	1,550,448
81,808	OceanFirst Financial Corp.	1,475,816
54,000	OFG Bancorp	2,184,840
60,400	Old Republic International Corp.	2,409,960
16,400	OneMain Holdings, Inc.	877,236
89,300	Outfront Media, Inc., REIT	2,366,450
195,700	Piedmont Realty Trust, Inc., REIT*	1,285,749
46,070	Pinnacle Financial Partners, Inc.	3,968,470
90,124	Piper Sandler Cos.	6,898,992
25,500	Popular, Inc.	3,421,335
129,575	Radian Group, Inc.	4,286,341
72,100	Regions Financial Corp.	1,883,252
14,459	Reinsurance Group of America, Inc.	2,951,949
161,504	Ridgepost Capital, Inc. Class A(a)	1,172,519
106,890	Riot Platforms, Inc.*	1,321,160
62,600	Sabra Health Care REIT, Inc., REIT	1,203,798
104,400	Service Properties Trust, REIT	141,462
110,398	Stifel Financial Corp.	8,160,620
25,081	StoneX Group, Inc.*	2,022,783
34,509	Sun Communities, Inc., REIT	4,346,754
47,400	Synchrony Financial	3,224,148
42,685	UMB Financial Corp.	4,814,441
20,100	Universal Insurance Holdings, Inc.	686,616
72,000	Unum Group	5,258,160
127,700	Valley National Bancorp	1,568,156
48,700	Victory Capital Holdings, Inc. Class A(a)	3,188,876
106,897	Voya Financial, Inc.	7,303,203
129,900	Western Union Co.(a)	1,134,027
4,948	White Mountains Insurance Group Ltd.	10,870,558
41,610	Wintrust Financial Corp.	5,781,293
54,300	Zions Bancorp NA	3,128,766
		289,655,542
	Government — 0.2%
58,816	Banco Latinoamericano de Comercio Exterior SA	3,004,321
	Industrial — 24.5%
8,497	Advanced Drainage Systems, Inc.	1,165,194
43,787	Advanced Energy Industries, Inc.	14,130,503
27,100	AGCO Corp.	3,140,077
27,489	Allegion PLC	3,993,877
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Industrial — continued
42,100	Apogee Enterprises, Inc.	1,412,034
21,133	Applied Industrial Technologies, Inc.	5,607,008
53,617	AptarGroup, Inc.	6,756,814
12,707	Armstrong World Industries, Inc.	2,094,114
20,900	Arrow Electronics, Inc.*	2,997,269
21,631	ATI, Inc.*	3,146,445
24,600	Atkore, Inc.	1,449,186
12,468	Axon Enterprise, Inc.*	5,295,035
31,970	Bloom Energy Corp. Class A*	4,331,615
21,600	Boise Cascade Co.	1,638,360
21,480	BWX Technologies, Inc.	4,392,445
16,349	Casella Waste Systems, Inc. Class A*(a)	1,297,130
24,790	CH Robinson Worldwide, Inc.	4,116,875
15,144	Clean Harbors, Inc.*	4,342,239
250,621	CNH Industrial NV	2,756,831
93,324	Cognex Corp.	4,571,943
33,504	Coherent Corp.*	7,980,988
24,972	Comfort Systems USA, Inc.	34,436,138
19,000	Covenant Logistics Group, Inc.	515,850
13,753	Crane Co.	2,351,763
5,106	Curtiss-Wright Corp.	3,477,799
26,806	Eagle Materials, Inc.	5,078,397
91,200	Energizer Holdings, Inc.(a)	1,497,504
33,600	EnerSys	5,836,992
60,735	Entegris, Inc.	7,120,571
18,443	Esab Corp.	1,782,700
10,957	Fabrinet*	5,714,295
78,316	Federal Signal Corp.	8,469,092
34,000	Flex Ltd.*	2,225,640
38,820	Flowserve Corp.	2,853,658
58,280	FTAI Aviation Ltd.	14,278,600
324,949	Gates Industrial Corp. PLC*	7,347,097
15,262	Generac Holdings, Inc.*	2,981,126
28,200	Greenbrier Cos., Inc.	1,484,730
20,800	Griffon Corp.	1,511,744
152,930	GXO Logistics, Inc.*	7,929,421
29,981	Hexcel Corp.	2,426,362
49,204	Hub Group, Inc. Class A	1,773,312
13,357	Huntington Ingalls Industries, Inc.	5,074,324
24,700	IDEX Corp.	4,681,885
63,897	ITT, Inc.	12,174,295
57,269	Jabil, Inc.	15,212,365
60,055	James Hardie Industries PLC*	1,137,442
177,721	Janus International Group, Inc.*	915,263
32,096	Karman Holdings, Inc.*(a)	2,569,285
41,400	Kennametal, Inc.	1,495,782
42,990	Kratos Defense & Security Solutions, Inc.*	3,031,225
53,091	Leonardo DRS, Inc.	2,363,611
41,624	Lincoln Electric Holdings, Inc.	10,367,706
8See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Industrial — continued
25,634	Loar Holdings, Inc.*(a)	1,468,572
14,330	MasTec, Inc.*	4,610,534
93,317	Mirion Technologies, Inc.*	1,734,763
14,700	Mohawk Industries, Inc.*	1,447,362
25,775	Moog, Inc. Class A	7,542,796
19,200	Mueller Industries, Inc.	2,127,360
26,885	Nordson Corp.	7,153,023
45,829	Novanta, Inc.*(a)	5,412,863
64,000	O-I Glass, Inc.*	672,640
40,700	Oshkosh Corp.	5,991,447
58,487	Owens Corning	6,329,463
17,650	Packaging Corp. of America	3,745,683
15,257	Powell Industries, Inc.	8,255,258
22,292	RBC Bearings, Inc.*	12,107,231
20,250	Regal Rexnord Corp.	3,792,015
109,280	Rocket Lab Corp.*	7,017,962
32,200	Ryder System, Inc.	6,591,662
10,000	Sanmina Corp.*	1,296,400
118,265	Schneider National, Inc. Class B	3,117,465
41,700	Scorpio Tankers, Inc.	3,113,322
22,142	Simpson Manufacturing Co., Inc.	3,800,010
57,900	Sonoco Products Co.	3,131,811
34,215	SPX Technologies, Inc.*	6,840,947
11,164	Sterling Infrastructure, Inc.*	4,546,762
41,588	TD SYNNEX Corp.	7,016,312
64,900	Textron, Inc.	5,682,644
3,069	TopBuild Corp.*	1,078,140
38,580	Trimble, Inc.*	2,516,573
32,806	UFP Industries, Inc.	3,022,089
175,085	Vontier Corp.	6,210,265
15,620	Woodward, Inc.	5,590,710
75,700	World Kinect Corp.	1,746,399
42,908	Worthington Enterprises, Inc.	2,237,223
26,320	XPO, Inc.*	5,120,556
		418,800,218
	Technology — 7.6%
5,606	ACM Research, Inc. Class A*	220,596
93,076	Allegro MicroSystems, Inc.*	2,934,686
44,000	Amdocs Ltd.	2,871,440
27,500	Amkor Technology, Inc.	1,238,325
7,176	Appfolio, Inc. Class A*	1,132,516
34,180	Astera Labs, Inc.*	3,746,128
8,082	CACI International, Inc. Class A*	4,395,557
44,700	Cirrus Logic, Inc.*	6,464,514
24,511	Descartes Systems Group, Inc.*	1,754,007
145,200	Dropbox, Inc. Class A*	3,298,944
115,750	Dynatrace, Inc.*	4,280,435
58,661	Everpure, Inc. Class A*	3,463,346
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Technology — continued
72,200	Genpact Ltd.	2,689,450
9,493	Guidewire Software, Inc.*	1,419,773
42,799	Hinge Health, Inc. Class A*	1,650,330
19,262	HubSpot, Inc.*	4,701,854
30,300	LiveRamp Holdings, Inc.*	803,556
57,534	MACOM Technology Solutions Holdings, Inc.*	12,776,575
15,868	Manhattan Associates, Inc.*	2,112,348
29,043	Maximus, Inc.	1,861,656
55,590	Microchip Technology, Inc.	3,591,670
40,323	MKS, Inc.	9,266,629
54,993	nCino, Inc.*	823,795
21,700	NCR Atleos Corp.*	945,686
90,200	NetScout Systems, Inc.*	2,867,458
7,681	Nova Ltd.*(a)	3,335,705
23,227	Paycom Software, Inc.	2,823,010
72,800	Photronics, Inc.*	2,941,848
171,700	Pitney Bowes, Inc.	1,897,285
37,200	Planet Labs PBC*	1,039,740
26,897	Power Integrations, Inc.(a)	1,377,126
82,187	Procore Technologies, Inc.*	4,684,659
37,800	Qorvo, Inc.*	2,925,720
28,064	Rambus, Inc.*	2,414,346
110,240	Rigetti Computing, Inc.*	1,547,770
61,700	RingCentral, Inc. Class A(a)	2,294,623
274,435	SailPoint, Inc.*(a)	3,633,519
163,650	Samsara, Inc. Class A*	5,186,069
42,878	Science Applications International Corp.	4,069,980
33,366	Semtech Corp.*	2,565,512
10,441	Silicon Laboratories, Inc.*	2,173,294
41,900	Skyworks Solutions, Inc.	2,243,745
18,108	Workiva, Inc.*	1,079,780
191,700	ZoomInfo Technologies, Inc.*(a)	1,146,366
		130,691,371
	Utilities — 1.8%
48,388	IDACORP, Inc.	6,918,032
181,742	MDU Resources Group, Inc.	3,765,694
24,700	National Fuel Gas Co.	2,320,812
27,042	Northwestern Energy Group, Inc.	1,783,150
85,194	Portland General Electric Co.	4,495,688
37,740	Southwest Gas Holdings, Inc.	3,279,606
10,652	Talen Energy Corp.*	3,400,438
123,693	UGI Corp.	4,504,899
		30,468,319
	TOTAL COMMON STOCKS (COST $1,418,637,388)	1,642,363,910

10See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.4%
	Mutual Fund - Securities Lending Collateral — 0.4%
6,193,268	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(b)(c)	6,193,268
	TOTAL SHORT-TERM INVESTMENT (COST $6,193,268)	6,193,268
	TOTAL INVESTMENTS — 96.6% (Cost $1,424,830,656)	1,648,557,178
	Other Assets and Liabilities (net) — 3.4%	58,539,467
	NET ASSETS — 100.0%	$1,707,096,645

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of March 31, 2026.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
143	Russell 2000 E-mini Index	Jun 2026	$17,962,230	$110,331
57	S&P Mid 400 E-mini Index	Jun 2026	19,360,050	185,166
				$295,497

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
March 31, 2026

Asset Class Summary	% of Net Assets
Common Stocks	96.2
Futures Contracts	0.0*
Short-Term Investment	0.4
Other Assets and Liabilities (net)	3.4
100.0%

*	Amount rounds to zero.
12See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 90.5%
	Australia — 0.1%
19,628	Anglogold Ashanti PLC	1,946,813
	Brazil — 5.7%
81,600	Allos SA	474,103
1,482,200	Ambev SA	4,328,565
317,400	Axia Energia	3,559,388
2,487,300	B3 SA - Brasil Bolsa Balcao	8,764,220
124,700	Banco Bradesco SA	399,034
641,000	Banco do Brasil SA	2,823,275
67,200	BB Seguridade Participacoes SA	447,961
167,700	Caixa Seguridade Participacoes SA	589,300
69,300	Cia Paranaense de Energia - Copel	204,770
19,473	Cia Paranaense de Energia - Copel, ADR(a)	232,508
54,700	CPFL Energia SA	510,762
869,948	Dexco SA*	784,660
585,100	EcoRodovias Infraestrutura e Logistica SA	944,550
198,684	Itau Unibanco Holding SA, ADR	1,664,972
111,620	Lojas Renner SA	319,772
38,300	MBRF Global Foods Co. SA	158,717
4,383	MercadoLibre, Inc.*	7,578,295
1,859,200	Natura Cosmeticos SA*	3,717,011
141,148	NU Holdings Ltd. Class A *	2,028,297
161,651	Pagseguro Digital Ltd. Class A	1,619,743
340,839	Petroleo Brasileiro SA - Petrobras, ADR	7,072,409
261,338	Petroleo Brasileiro SA - Petrobras, Preferred ADR	4,900,088
63,400	PRIO SA*	803,860
522,746	Raia Drogasil SA	2,355,483
1,336,300	Sendas Distribuidora SA	2,425,937
5,245	StoneCo Ltd. Class A *	74,059
136,276	Telefonica Brasil SA, ADR(a)	2,168,151
40,901	TIM SA, ADR(a)	1,083,468
204,200	TOTVS SA	1,366,300
62,500	Ultrapar Participacoes SA	343,741
185,600	Vale SA	2,931,527
381,295	Vale SA, ADR	6,066,403
27,500	Vibra Energia SA	166,518
291,700	WEG SA	2,849,437
60,723	XP, Inc. Class A	1,156,166
		76,913,450
	Canada — 0.3%
16,180	Franco-Nevada Corp.	3,997,269
	Chile — 0.7%
12,346	Banco de Credito e Inversiones SA	793,351
5,577,768	Enel Chile SA	427,065
225,291	Falabella SA	1,368,091
18,970	Latam Airlines Group SA, ADR	937,877
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Chile — continued
70,669	Plaza SA	298,355
73,630	Sociedad Quimica y Minera de Chile SA, ADR*	5,959,612
		9,784,351
	China — 23.1%
362,000	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,145,276
134,500	3SBio, Inc. 144A	395,549
29,090	ACM Research Shanghai, Inc. Class A	607,849
12,887	Advanced Micro-Fabrication Equipment, Inc. China Class A	581,212
399,600	Agricultural Bank of China Ltd. Class A	386,866
4,404,800	Agricultural Bank of China Ltd. Class H	3,166,314
113,000	Airtac International Group	3,578,302
1,495,391	Alibaba Group Holding Ltd.	23,544,225
61,200	Aluminum Corp. of China Ltd. Class A	102,525
130,000	Aluminum Corp. of China Ltd. Class H	189,344
54,933	Amlogic Shanghai Co. Ltd. Class A *	636,572
635,000	AviChina Industry & Technology Co. Ltd. Class H (a)	270,710
204,050	Baidu, Inc. Class A *	2,837,129
119,400	Bank of Beijing Co. Ltd. Class A	95,380
167,900	Bank of China Ltd. Class A	142,603
6,481,000	Bank of China Ltd. Class H	4,172,165
187,600	Bank of Communications Co. Ltd. Class A	190,577
684,000	Bank of Communications Co. Ltd. Class H	623,396
1,002,600	Bank of Jiangsu Co. Ltd. Class A	1,587,693
1,164,137	Bank of Shanghai Co. Ltd. Class A	1,673,810
88,000	Beijing Enterprises Holdings Ltd.	339,834
1,222,669	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,730,517
68,800	Bilibili, Inc. Class Z *(a)	1,551,521
193,700	BYD Co. Ltd. Class A	2,961,263
95,400	BYD Co. Ltd. Class H	1,308,142
1,213,000	China CITIC Bank Corp. Ltd. Class H	1,227,202
384,000	China Communications Services Corp. Ltd. Class H	208,036
94,700	China Construction Bank Corp. Class A	132,168
8,674,600	China Construction Bank Corp. Class H	9,422,658
222,500	China Everbright Bank Co. Ltd. Class A	103,629
1,283,000	China Everbright Bank Co. Ltd. Class H (a)	498,091
1,355,000	China Feihe Ltd.(a) 144A	602,077
264,000	China Galaxy Securities Co. Ltd. Class H	268,221
341,500	China Jushi Co. Ltd. Class A	1,218,661
869,000	China Lesso Group Holdings Ltd.	560,215
971,000	China Life Insurance Co. Ltd. Class H	3,102,979
696,200	China Merchants Bank Co. Ltd. Class A	3,972,929
300,000	China Merchants Bank Co. Ltd. Class H	1,904,945
86,000	China Merchants Port Holdings Co. Ltd.	160,930
36,400	China Merchants Securities Co. Ltd. Class A	81,815
163,200	China Minsheng Banking Corp. Ltd. Class A	90,115
962,000	China National Building Material Co. Ltd. Class H	589,851
286,000	China Oilfield Services Ltd. Class H	326,681
2,722,500	China Overseas Land & Investment Ltd.	4,046,098
14See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	China — continued
32,500	China Pacific Insurance Group Co. Ltd. Class A	175,566
129,600	China Pacific Insurance Group Co. Ltd. Class H	532,610
137,700	China Petroleum & Chemical Corp. Class A	115,185
3,077,000	China Reinsurance Group Corp. Class H	580,913
459,500	China Resources Pharmaceutical Group Ltd. 144A	340,692
28,000	China Shenhua Energy Co. Ltd. Class A	187,931
743,300	China State Construction Engineering Corp. Ltd. Class A	540,836
55,800	China Taiping Insurance Holdings Co. Ltd.	147,920
9,200	China Tourism Group Duty Free Corp. Ltd. Class A	94,487
601,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	527,664
412,600	Chow Tai Fook Jewellery Group Ltd.(a)	576,201
1,374,000	CITIC Ltd.	2,088,838
61,700	CITIC Securities Co. Ltd. Class A	215,989
77,900	CMOC Group Ltd. Class A	197,597
996,000	CMOC Group Ltd. Class H	2,092,758
100,279	Contemporary Amperex Technology Co. Ltd. Class A	5,877,695
61,800	COSCO SHIPPING Holdings Co. Ltd. Class A	134,624
779,000	COSCO SHIPPING Holdings Co. Ltd. Class H (a)	1,483,666
115,300	CRRC Corp. Ltd. Class A	106,326
1,062,000	CRRC Corp. Ltd. Class H	688,424
464,903	DiDi Global, Inc., ADR*	1,910,751
164,736	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,210,789
33,800	Ganfeng Lithium Group Co. Ltd. Class H 144A	320,795
8,300	G-bits Network Technology Xiamen Co. Ltd. Class A	439,122
1,095,000	Geely Automobile Holdings Ltd.	2,954,777
64,800	GF Securities Co. Ltd. Class H	120,111
168,000	GoerTek, Inc. Class A	549,316
461,500	Great Wall Motor Co. Ltd. Class H	735,893
203,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,123,636
300,000	Guangdong Investment Ltd.	302,400
35,500	Guotai Haitong Securities Co. Ltd.	85,740
180,500	H World Group Ltd.	911,211
30,000	Haier Smart Home Co. Ltd. Class A	93,424
1,412,800	Haier Smart Home Co. Ltd. Class H	3,769,965
23,700	Hangzhou Chang Chuan Technology Co. Ltd. Class A	424,977
402,171	Hangzhou Robam Appliances Co. Ltd. Class A	1,236,519
418,000	Hansoh Pharmaceutical Group Co. Ltd.(a) 144A	1,901,919
8,780	Hesai Group*	166,668
430,291	Hongfa Technology Co. Ltd. Class A	1,751,402
34,500	Huatai Securities Co. Ltd. Class A	89,483
313,400	Huatai Securities Co. Ltd. Class H (a) 144A	596,081
1,332,490	Huaxia Bank Co. Ltd. Class A	1,412,774
469,600	Huayu Automotive Systems Co. Ltd. Class A	1,312,622
301,200	Industrial & Commercial Bank of China Ltd. Class A	333,223
6,795,000	Industrial & Commercial Bank of China Ltd. Class H	6,030,660
278,500	Innovent Biologics, Inc.* 144A	3,055,767
253,050	JD Health International, Inc.* 144A	1,549,417
846,500	JD Logistics, Inc.* 144A	1,490,927
215,050	JD.com, Inc. Class A	3,172,466
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	China — continued
319,000	Jiangxi Copper Co. Ltd. Class H	1,417,988
121,690	Kanzhun Ltd., ADR	1,629,429
66,800	Kingsoft Corp. Ltd.(a)	194,080
768,500	Kuaishou Technology 144A	4,526,563
85,300	Legend Holdings Corp. Class H * 144A	87,852
1,208,000	Lenovo Group Ltd.(a)	1,435,715
755,500	Li Ning Co. Ltd.	2,106,705
1,454,000	Lonking Holdings Ltd.	557,096
85,926	Luckin Coffee, Inc., ADR*(a)	2,758,225
148,000	Meitu, Inc.(a) 144A	83,057
458,350	Meituan Class B * 144A	4,981,727
703,612	Midea Group Co. Ltd. Class A	7,816,411
32,200	Midea Group Co. Ltd. Class H	349,501
832,000	MMG Ltd.*	783,903
80,024	Montage Technology Co. Ltd. Class A	1,497,333
13,100	NetEase Cloud Music, Inc.*(a) 144A	219,418
163,600	NetEase, Inc.	3,640,486
336,400	New China Life Insurance Co. Ltd. Class H	2,011,550
255,000	New Oriental Education & Technology Group, Inc.	1,440,453
112,500	Ningxia Baofeng Energy Group Co. Ltd. Class A	462,178
120,180	NIO, Inc. Class A *	718,566
215,200	Nongfu Spring Co. Ltd. Class H 144A	1,301,965
71,785	PDD Holdings, Inc., ADR*	7,334,991
2,666,000	People's Insurance Co. Group of China Ltd. Class H	1,855,068
91,700	PetroChina Co. Ltd. Class A	158,078
428,000	PetroChina Co. Ltd. Class H	581,510
180,000	PICC Property & Casualty Co. Ltd. Class H	331,721
51,732	Ping An Insurance Group Co. of China Ltd. Class A	431,975
1,453,500	Ping An Insurance Group Co. of China Ltd. Class H (a)	11,336,392
8,358	Piotech, Inc. Class A	458,007
14,500	Pony AI, Inc. Class A *	134,072
138,300	Postal Savings Bank of China Co. Ltd. Class A	103,395
6,400	Rockchip Electronics Co. Ltd. Class A	142,783
39,800	Sany Heavy Industry Co. Ltd. Class A	111,975
16,700	Shandong Gold Mining Co. Ltd. Class A	100,516
634,000	Shanghai Construction Group Co. Ltd. Class A	252,966
88,000	Shanghai Industrial Holdings Ltd.	158,393
294,400	Shanghai Rural Commercial Bank Co. Ltd. Class A	388,321
246,600	Shanghai Tunnel Engineering Co. Ltd. Class A	227,903
60,200	Shanjin International Gold Co. Ltd. Class A	263,313
116,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,791,081
567,600	Shenzhou International Group Holdings Ltd.	3,450,140
209,300	Sichuan Road & Bridge Group Co. Ltd. Class A	306,450
348,000	Silergy Corp.	3,197,493
2,475,000	Sino Biopharmaceutical Ltd.	1,876,575
212,000	Sinoma International Engineering Co. Class A	318,965
97,500	Sinoma Science & Technology Co. Ltd. Class A	564,335
272,000	Sinotruk Hong Kong Ltd.	1,385,315
101,000	SooChow Securities Co. Ltd. Class A	115,149
16See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	China — continued
16,600	Sungrow Power Supply Co. Ltd. Class A	364,982
67,600	Sunny Optical Technology Group Co. Ltd.	465,857
85,704	TAL Education Group, ADR*	974,454
738,900	Tencent Holdings Ltd.	46,654,113
38,207	Tencent Music Entertainment Group, ADR	354,561
226,000	Tianneng Power International Ltd.(a)	214,249
771,200	Tongcheng Travel Holdings Ltd.(b)	1,779,475
204,000	TravelSky Technology Ltd. Class H	253,861
27,650	Trip.com Group Ltd.*	1,367,725
1,348,000	Uni-President China Holdings Ltd.(a)	1,353,906
101,365	Vipshop Holdings Ltd., ADR	1,593,458
1,084,000	Weichai Power Co. Ltd. Class H	3,864,632
175,600	Western Mining Co. Ltd. Class A	648,867
1,604,400	Wilmar International Ltd.	4,816,978
143,000	Wingtech Technology Co. Ltd. Class A *	658,871
11,600	WuXi AppTec Co. Ltd. Class A	166,199
77,800	WuXi AppTec Co. Ltd. Class H 144A	1,176,668
348,500	Wuxi Biologics Cayman, Inc.* 144A	1,485,957
21,000	XD, Inc.(a)(b)	165,635
520,500	Xiamen C & D, Inc. Class A	671,972
719,600	Xiaomi Corp. Class B * 144A	2,960,754
1,107,949	Yifeng Pharmacy Chain Co. Ltd. Class A	3,925,418
35,350	Yum China Holdings, Inc.	1,759,380
170,301	Yunnan Aluminium Co. Ltd. Class A	772,891
68,900	Yunnan Baiyao Group Co. Ltd. Class A	548,436
590,500	Zhejiang Dahua Technology Co. Ltd. Class A	1,454,178
508,000	Zhejiang Expressway Co. Ltd. Class H	466,372
160,800	Zhejiang Leapmotor Technology Co. Ltd. Class H * 144A	972,353
532,200	Zhejiang Longsheng Group Co. Ltd. Class A	1,010,533
238,700	Zhejiang NHU Co. Ltd. Class A	1,196,145
5,800	Zhongji Innolight Co. Ltd. Class A	487,460
1,180,500	Zhongsheng Group Holdings Ltd.(a)	1,250,292
231,000	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,077,748
99,100	Zijin Mining Group Co. Ltd. Class A	484,081
248,000	Zijin Mining Group Co. Ltd. Class H	1,126,895
18,500	ZTE Corp. Class A	88,190
138,200	ZTO Express Cayman, Inc.(a)	3,399,310
60,716	ZTO Express Cayman, Inc., ADR	1,528,222
		311,032,993
	Colombia — 0.1%
20,438	Grupo Cibest SA	474,289
8,613	Grupo Cibest SA, ADR	627,112
33,752	Interconexion Electrica SA ESP	258,318
		1,359,719
	Czech Republic — 0.1%
10,002	CEZ AS	563,197
5,901	Komercni Banka AS	299,646
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Czech Republic — continued
20,057	Moneta Money Bank AS 144A	174,506
		1,037,349
	Greece — 0.3%
130,417	Alpha Bank SA	482,983
46,349	Eurobank SA	185,513
75,261	Jumbo SA	1,921,341
8,701	National Bank of Greece SA	134,432
92,007	Piraeus Bank SA	755,917
		3,480,186
	Hong Kong — 0.4%
4,000	Orient Overseas International Ltd.(a)	71,684
3,426,000	WH Group Ltd. 144A	4,514,964
36,400	Zijin Gold International Co. Ltd.*	829,518
		5,416,166
	Hungary — 0.6%
32,435	MOL Hungarian Oil & Gas PLC	382,785
49,148	OTP Bank Nyrt	5,258,515
76,045	Richter Gedeon Nyrt	2,696,196
		8,337,496
	India — 10.5%
22,209	Ajanta Pharma Ltd.	667,336
10,636	Alkem Laboratories Ltd.	597,464
24,959	APL Apollo Tubes Ltd.	527,573
1,096,312	Ashok Leyland Ltd.	1,864,783
49,606	Asian Paints Ltd.	1,158,440
30,682	Aurobindo Pharma Ltd.	429,178
49,556	Axis Bank Ltd.	633,102
15,222	Bajaj Auto Ltd.	1,416,578
30,693	Bajaj Finserv Ltd.	549,186
614,029	Bank of Baroda	1,662,996
133,472	Bharat Electronics Ltd.	578,233
640,199	Bharat Petroleum Corp. Ltd.	1,963,165
120,616	Bharti Airtel Ltd.	2,302,010
742	Bosch Ltd.	232,219
34,649	Britannia Industries Ltd.	2,018,762
14,200	BSE Ltd.	406,642
1,180,323	Canara Bank	1,597,185
434,630	Cipla Ltd.	5,701,862
55,657	Coal India Ltd.	268,808
20,093	Coromandel International Ltd.	409,551
28,304	Cummins India Ltd.	1,344,141
155,293	Dr. Reddy's Laboratories Ltd., ADR	2,150,808
31,701	Eicher Motors Ltd.	2,285,929
8,940	GE Vernova T&D India Ltd.	361,473
21,100	Glenmark Pharmaceuticals Ltd.	475,783
20,767	Grasim Industries Ltd.	559,858
18See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	India — continued
94,546	Great Eastern Shipping Co. Ltd.	1,418,937
154,785	HCL Technologies Ltd.	2,237,760
24,773	HDFC Asset Management Co. Ltd. 144A	598,477
2,029,534	HDFC Bank Ltd.	16,213,682
23,184	HDFC Bank Ltd., ADR	576,818
90,717	HDFC Life Insurance Co. Ltd. 144A	571,547
37,315	Hero MotoCorp Ltd.	2,064,359
271,755	Hindalco Industries Ltd.	2,589,828
36,654	Hindustan Aeronautics Ltd.(b)	1,354,046
482,179	Hindustan Petroleum Corp. Ltd.	1,774,422
12,054	Hindustan Unilever Ltd.	266,675
871	Hitachi Energy India Ltd.	225,828
173,625	ICICI Bank Ltd.	2,271,376
113,617	ICICI Bank Ltd., ADR	2,942,680
1,277,602	Indian Oil Corp. Ltd.	1,884,071
1,059,603	Indraprastha Gas Ltd.	1,643,179
95,009	Indus Towers Ltd.*	418,666
206,315	Infosys Ltd.	2,744,619
315,524	Infosys Ltd., ADR(a)	4,262,729
13,137	Jindal Stainless Ltd.	99,260
114,349	Kfin Technologies Ltd.	1,089,670
720,359	Kotak Mahindra Bank Ltd.	2,748,770
2,248	Larsen & Toubro Ltd.	83,842
19,897	Laurus Labs Ltd. 144A	214,827
83,016	LIC Housing Finance Ltd.	437,119
7,034	LTIMindtree Ltd. 144A	300,649
82,634	Lupin Ltd.	2,048,776
31,191	Mahindra & Mahindra Financial Services Ltd.	98,291
117,792	Mahindra & Mahindra Ltd.	3,817,977
19,719	MakeMyTrip Ltd.*	735,322
218,377	Marico Ltd.	1,719,364
7,897	Maruti Suzuki India Ltd.	1,051,588
61	MRF Ltd.	84,648
47,444	Muthoot Finance Ltd.	1,609,043
15,625	Natco Pharma Ltd.	162,165
272,959	National Aluminium Co. Ltd.	1,143,029
1,742,604	NMDC Ltd.	1,439,256
231,123	Oil & Natural Gas Corp. Ltd.	695,647
1,827	Oracle Financial Services Software Ltd.	130,208
83,097	PB Fintech Ltd.*	1,274,315
5,072	Persistent Systems Ltd.	264,594
369,868	Petronet LNG Ltd.	1,006,189
32,502	Pidilite Industries Ltd.	446,343
14,096	Polycab India Ltd.	1,026,527
114,502	Power Finance Corp. Ltd.	474,388
603,697	Power Grid Corp. of India Ltd.	1,894,678
1,167,672	Punjab National Bank	1,294,783
3,342	Radico Khaitan Ltd.	93,630
177,384	REC Ltd.	575,287
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	India — continued
514,653	Reliance Industries Ltd.	7,481,992
343,564	Samvardhana Motherson International Ltd.	399,759
52,991	Shriram Finance Ltd.	490,947
6,789	Siemens Energy India Ltd.	190,562
4,594	Solar Industries India Ltd.	596,231
129,363	State Bank of India	1,380,637
61,048	Sun Pharmaceutical Industries Ltd.	1,152,688
16,721	Sun TV Network Ltd.	100,884
144,850	Tata Consultancy Services Ltd.	3,676,519
154,420	Tata Motors Ltd./new*	648,809
393,482	Tata Motors Passenger Vehicles Ltd.	1,278,694
91,398	Tech Mahindra Ltd.	1,385,966
6,790	Titan Co. Ltd.	291,201
22,708	Torrent Pharmaceuticals Ltd.	1,009,151
60,078	TVS Motor Co. Ltd.	2,196,923
918,574	Union Bank of India Ltd.	1,650,755
28,877	United Spirits Ltd.	373,539
745,382	UPL Ltd.	4,505,973
104,869	Vedanta Ltd.	749,226
25,081	WAAREE Energies Ltd.	854,814
988,799	Wipro Ltd.	1,981,616
3,284,823	Yes Bank Ltd.*	615,520
149,106	Zydus Lifesciences Ltd.	1,414,245
		140,709,600
	Indonesia — 1.0%
3,748,500	Astra International Tbk. PT	1,397,529
11,173,400	Bank Central Asia Tbk. PT	4,274,791
1,113,600	Bank Mandiri Persero Tbk. PT	312,265
411,100	Bank Negara Indonesia Persero Tbk. PT	91,575
25,311,100	Bank Rakyat Indonesia Persero Tbk. PT	4,988,100
3,976,500	Kalbe Farma Tbk. PT	228,706
4,505,500	Perusahaan Gas Negara Persero Tbk. PT	493,076
847,800	United Tractors Tbk. PT	1,554,708
		13,340,750
	Italy — 0.2%
43,341	Coca-Cola HBC AG Class DI	2,447,863
	Japan — 0.1%
82,700	Nexon Co. Ltd.	1,554,954
	Kazakhstan — 0.3%
49,990	Kaspi.KZ JSC, ADR*	3,702,759
	Kuwait — 0.4%
1,354,902	Kuwait Finance House KSCP	3,521,809
150,732	Mobile Telecommunications Co. KSCP	278,748
20See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Kuwait — continued
714,078	National Bank of Kuwait SAKP	2,113,463
		5,914,020
	Luxembourg — 0.0%
7,658	Reinet Investments SCA	248,221
	Macau — 0.2%
738,000	Galaxy Entertainment Group Ltd.	3,327,511
	Malaysia — 0.9%
1,134,500	AMMB Holdings Bhd.	1,857,737
153,000	Axiata Group Bhd.	83,867
32,900	Hong Leong Bank Bhd.	178,561
25,900	Kuala Lumpur Kepong Bhd.	137,919
658,600	Malayan Banking Bhd.	1,855,113
273,700	MISC Bhd.	568,913
65,900	Petronas Dagangan Bhd.	355,628
605,500	Press Metal Aluminium Holdings Bhd.	1,197,110
874,500	RHB Bank Bhd.	1,827,708
1,318,900	SD Guthrie Bhd.	1,971,087
1,023,400	Sime Darby Bhd.	575,543
544,000	Telekom Malaysia Bhd.	955,959
312,960	YTL Corp. Bhd.	132,244
		11,697,389
	Mexico — 2.7%
88,537	America Movil SAB de CV, ADR	2,255,923
297,180	Arca Continental SAB de CV(a)	3,400,649
215,385	Cemex SAB de CV, ADR	2,464,004
39,294	Coca-Cola Femsa SAB de CV, ADR	3,833,130
309,671	Credito Real SAB de CV SOFOM ER*(c)(d)	—
76,508	Fomento Economico Mexicano SAB de CV, ADR	8,496,979
12,500	Gruma SAB de CV Class B (a)	227,323
480,559	Grupo Financiero Banorte SAB de CV Class O	5,286,242
263,900	Grupo Mexico SAB de CV	2,804,216
26,800	Industrias Penoles SAB de CV*	1,186,841
95,400	Kimberly-Clark de Mexico SAB de CV Class A (a)	224,415
57,765	Promotora y Operadora de Infraestructura SAB de CV	929,766
668,000	Sigma Foods SAB de CV	663,872
6,436	Southern Copper Corp.	1,107,378
162,906	Unifin Financiera SAB de CV*(c)(d)	—
1,263,353	Wal-Mart de Mexico SAB de CV	4,092,251
		36,972,989
	Netherlands — 0.3%
51,497	Heineken Holding NV	3,671,855
	Panama — 0.2%
25,445	Copa Holdings SA Class A	2,890,806
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Peru — 0.9%
13,393	Cia de Minas Buenaventura SAA, ADR	482,684
33,072	Credicorp Ltd.	11,217,361
		11,700,045
	Philippines — 0.2%
19,640	Ayala Corp.	164,140
29,090	GT Capital Holdings, Inc.	250,202
122,040	International Container Terminal Services, Inc.	1,399,555
620,050	Metropolitan Bank & Trust Co.	651,378
		2,465,275
	Poland — 0.7%
235,584	Allegro.eu SA* 144A	1,684,420
13,930	Asseco Poland SA	635,043
2,594	Bank Polska Kasa Opieki SA	152,688
26,283	KGHM Polska Miedz SA*	1,916,218
27	LPP SA	162,931
50,598	Orange Polska SA	191,720
173,070	PGE Polska Grupa Energetyczna SA*	500,131
15,285	Powszechna Kasa Oszczednosci Bank Polski SA	359,922
136,113	Powszechny Zaklad Ubezpieczen SA	2,377,770
94,663	Tauron Polska Energia SA*	262,569
9,262	XTB SA 144A	237,552
51,038	Zabka Group SA*	305,310
		8,786,274
	Portugal — 0.3%
153,125	Jeronimo Martins SGPS SA	3,661,714
	Qatar — 0.4%
366,325	Ooredoo QPSC	1,253,551
31,629	Qatar Fuel QSC	125,763
41,715	Qatar International Islamic Bank QSC	127,058
233,868	Qatar Islamic Bank QPSC	1,458,633
539,798	Qatar National Bank QPSC	2,532,282
		5,497,287
	Russia — 0.0%
214,920	Evraz PLC*(c)(d)(e)	—
7,610	Gazprom Neft PJSC*(c)(d)(e)	—
1,043,282	Gazprom PJSC*(c)(d)(e)	—
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	—
1,645,900	GMK Norilskiy Nickel PAO*(c)(d)(e)	—
5,000	HeadHunter Group PLC, ADR*(c)(d)(e)	—
44,258	LSR Group PJSC*(c)(d)(e)	—
136,755	LUKOIL PJSC*(c)(d)(e)	—
8,543	Magnit PJSC*(c)(d)(e)	—
984,659	Magnitogorsk Iron & Steel Works PJSC*(c)(d)(e)	—
9	MMC Norilsk Nickel PJSC, ADR*(c)(d)(e)	—
126,700	Mobile TeleSystems PJSC, ADR*(c)(d)(e)	—
22See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Russia — continued
154,250	Novatek PJSC*(c)(d)(e)	—
1,715,500	Novolipetsk Steel PJSC*(c)(d)(e)	—
5,323	PhosAgro PJSC*(c)(d)(e)(f)	—
103	PhosAgro PJSC*(c)(d)(e)(f)	—
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	—
250,620	Polyus PJSC*(c)(d)(e)	—
1	Polyus PJSC, GDR*(b)(c)(d)(e)	—
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	—
5,496,180	Sberbank of Russia PJSC*(c)(d)(e)	—
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	—
25,625,090	Surgutneftegas PAO*(c)(d)(e)	—
598,704	Tatneft PJSC*(c)(d)(e)	—
16,391	TCS Group Holding PLC, GDR*(c)(d)(e)	—
8,773	T-Tekhnologii MKPAO, GDR*(b)(c)(d)(e)	—
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	—
		0
	Saudi Arabia — 1.8%
61,630	Al Rajhi Bank	1,755,123
274,566	Arab National Bank	1,577,286
4,736	Astra Industrial Group Co.	192,912
61,872	Bank Al-Jazira	193,717
388,887	Banque Saudi Fransi	2,064,372
102,199	Etihad Etisalat Co.	1,778,134
46,524	Jarir Marketing Co.	175,442
161,113	Mobile Telecommunications Co. Saudi Arabia	495,579
7,747	Mouwasat Medical Services Co.	149,934
4,935	Nahdi Medical Co.	138,360
271,765	Riyad Bank	2,141,618
59,893	SABIC Agri-Nutrients Co.	2,312,516
437,865	Saudi Arabian Oil Co. 144A	3,192,772
240,745	Saudi Awwal Bank	2,398,094
132,158	Saudi Energy Co.	597,092
211,564	Saudi Investment Bank	745,980
361,073	Saudi National Bank	4,019,188
42,398	Saudi Telecom Co.	479,980
38,690	Savola Group*	273,596
		24,681,695
	Singapore — 0.1%
24,825	Sea Ltd., ADR*	2,055,758
	South Africa — 2.6%
9,994	Absa Group Ltd.	141,291
59,615	AVI Ltd.	363,427
133,260	Bid Corp. Ltd.(a)	3,174,051
32,407	Exxaro Resources Ltd.	423,875
92,856	Gold Fields Ltd., ADR	4,215,662
506,166	Growthpoint Properties Ltd., REIT	480,916
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	South Africa — continued
8,780	Harmony Gold Mining Co. Ltd.	133,883
27,655	Impala Platinum Holdings Ltd.(a)	401,774
150,231	Investec Ltd.	1,112,571
65,496	Kumba Iron Ore Ltd.	1,237,559
688,077	Momentum Group Ltd.	1,447,643
256,318	MTN Group Ltd.	2,940,076
56,957	Naspers Ltd. Class N	2,915,920
924,778	Old Mutual Ltd.	753,292
50,935	OUTsurance Group Ltd.(a)	208,274
1,622,601	Redefine Properties Ltd., REIT	566,804
400,384	Sanlam Ltd.	2,085,320
56,846	Sasol Ltd.*	749,004
243,597	Shoprite Holdings Ltd.	3,941,026
498,321	Sibanye Stillwater Ltd.	1,506,374
219,887	Standard Bank Group Ltd.	3,940,038
28,580	Tiger Brands Ltd.	503,890
5,219	Valterra Platinum Ltd.	443,519
100,088	Vodacom Group Ltd.	846,008
		34,532,197
	South Korea — 12.2%
744	APR Corp.	166,679
35,974	Coupang, Inc.*	679,189
7,424	DB HiTek Co. Ltd.	390,782
2,122	DB Insurance Co. Ltd.	231,958
66,590	Doosan Bobcat, Inc.	2,509,641
526	Doosan Co. Ltd.	365,829
3,717	Ecopro BM Co. Ltd.	478,291
4,660	GS Holdings Corp.	192,018
39,843	Hana Financial Group, Inc.	2,822,727
1,821	Hanjin Kal Corp.	134,123
108,902	Hankook Tire & Technology Co. Ltd.	3,883,897
919	Hanwha Aerospace Co. Ltd.	748,831
13,714	Hanwha Engine*	394,908
850	Hanwha Ocean Co. Ltd.*	67,546
5,628	Hanwha Systems Co. Ltd.	415,637
9,524	HD Hyundai Co. Ltd.	1,499,283
4,102	HD Hyundai Electric Co. Ltd.	2,288,334
2,850	HD Hyundai Heavy Industries Co. Ltd.	879,273
2,917	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	665,830
422	Hyosung Heavy Industries Corp.	693,627
16,097	Hyundai Glovis Co. Ltd.	2,225,825
15,330	Hyundai Mobis Co. Ltd.	3,942,428
3,284	Hyundai Motor Co.	978,760
1,041	Hyundai Rotem Co. Ltd.	115,829
28,481	Industrial Bank of Korea	406,414
7,835	JB Financial Group Co. Ltd.	152,769
16,451	Kakao Corp.	500,252
70,708	KB Financial Group, Inc.	6,615,097
24See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	South Korea — continued
54,233	Kia Corp.	5,220,064
34,351	Korea Electric Power Corp.	943,554
8,225	Korea Investment Holdings Co. Ltd.	1,123,772
1,472	Krafton, Inc.	247,547
121,653	KT Corp., ADR	2,609,457
7,103	LEENO Industrial, Inc.	447,506
3,764	LG Chem Ltd.	748,948
7,481	LG Corp.	408,774
73,856	LG Display Co. Ltd.*	551,065
24,235	LG Electronics, Inc.	1,737,994
2,212	LG Innotek Co. Ltd.	433,790
158,614	LG Uplus Corp.	1,601,918
1,788	LOTTE Fine Chemical Co. Ltd.	56,651
1,576	NAVER Corp.	210,137
18,284	Netmarble Corp. 144A	595,994
51,256	NH Investment & Securities Co. Ltd.	1,011,448
4,108	Posco International Corp.	190,863
4,709	Samsung C&T Corp.	799,627
10,431	Samsung E&A Co. Ltd.	246,050
9,454	Samsung Electro-Mechanics Co. Ltd.	2,584,515
545,709	Samsung Electronics Co. Ltd.	61,299,513
560	Samsung Episholdings Co. Ltd.*	184,303
106,216	Samsung Heavy Industries Co. Ltd.*	1,723,192
93,588	Shinhan Financial Group Co. Ltd.	5,396,676
5,415	SK Biopharmaceuticals Co. Ltd.*	339,041
53,882	SK Hynix, Inc.	29,306,024
19,917	SK Square Co. Ltd.*	6,321,055
2,790	SK, Inc.	565,771
1,702	S-Oil Corp.*	113,134
118,341	Woori Financial Group, Inc.	2,496,712
		163,960,872
	Taiwan — 18.3%
52,000	Accton Technology Corp.	2,531,920
29,000	ADATA Technology Co. Ltd.	318,186
317,792	Advantech Co. Ltd.	3,215,337
64,000	Ardentec Corp.	320,436
384,000	ASE Technology Holding Co. Ltd.	4,212,436
715,000	Asia Cement Corp.	780,353
18,000	Asia Vital Components Co. Ltd.	1,162,942
7,000	ASPEED Technology, Inc.	2,414,545
65,000	Asustek Computer, Inc.	1,131,407
16,059	Bizlink Holding, Inc.	899,809
682,000	Cathay Financial Holding Co. Ltd.	1,525,832
644,000	Chang Hwa Commercial Bank Ltd.	415,649
2,246,000	China Airlines Ltd.	1,280,196
208,000	Chroma ATE, Inc.	9,944,747
1,000	Chunghwa Precision Test Tech Co. Ltd.	99,845
4,481,000	Compal Electronics, Inc.	3,850,400
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Taiwan — continued
1,052,000	CTBC Financial Holding Co. Ltd.	1,710,182
179,000	Delta Electronics, Inc.	7,966,878
1,644,123	E.Sun Financial Holding Co. Ltd.	1,636,971
132,000	Elan Microelectronics Corp.	512,530
16,000	Elite Material Co. Ltd.	1,339,482
1,608,000	Eva Airways Corp.	1,718,652
331,000	Evergreen Marine Corp. Taiwan Ltd.	2,069,233
2,164,000	Far Eastern New Century Corp.	1,792,506
1,717,000	First Financial Holding Co. Ltd.	1,530,105
21,000	Genius Electronic Optical Co. Ltd.	291,021
12,000	Gold Circuit Electronics Ltd.	333,060
808,000	Hon Hai Precision Industry Co. Ltd.	4,861,553
6,000	Hon Precision, Inc.	690,047
129,000	Hua Nan Financial Holdings Co. Ltd.	135,839
9,000	King Slide Works Co. Ltd.	912,545
90,000	King Yuan Electronics Co. Ltd.	777,602
205,000	Lite-On Technology Corp.	921,931
153,000	MediaTek, Inc.	7,408,426
2,000	MPI Corp.	234,548
80,000	Nan Ya Plastics Corp.	188,806
609,000	Pegatron Corp.	1,466,129
14,000	Phison Electronics Corp.	689,801
1,497,000	Pou Chen Corp.	1,338,089
269,998	President Chain Store Corp.	1,899,236
461,000	Primax Electronics Ltd.	1,028,259
327,000	Radiant Opto-Electronics Corp.	956,507
85,000	Realtek Semiconductor Corp.	1,291,237
48,000	Simplo Technology Co. Ltd.	505,737
131,000	Sitronix Technology Corp.	796,807
803,980	Taiwan Business Bank	379,209
2,706,924	Taiwan Semiconductor Manufacturing Co. Ltd.	152,604,023
1,574,000	TS Financial Holding Co. Ltd.	1,158,205
50,000	Unimicron Technology Corp.	723,772
1,676,000	United Microelectronics Corp.	2,996,068
57,000	Voltronic Power Technology Corp.	1,314,627
126,000	Wan Hai Lines Ltd.	305,429
420,000	Winbond Electronics Corp.	1,249,307
63,000	WNC Corp.	351,744
100,000	WPG Holdings Ltd.	282,675
18,000	WT Microelectronics Co. Ltd.	124,772
315,000	Yageo Corp.	2,513,474
297,000	Yang Ming Marine Transport Corp.	486,322
288,550	Yuanta Financial Holding Co. Ltd.	410,775
25,000	Zhen Ding Technology Holding Ltd.	166,979
		246,175,140
	Thailand — 1.3%
166,200	Advanced Info Service PCL, NVDR	1,902,335
814,100	Bangkok Bank PCL, NVDR	4,150,195
26See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Thailand — continued
55,500	Bumrungrad Hospital PCL, NVDR	279,349
2,180,800	Charoen Pokphand Foods PCL, NVDR	1,402,823
107,400	Delta Electronics Thailand PCL, NVDR	872,123
340,700	Gulf Development PCL, NVDR	624,530
2,056,000	Indorama Ventures PCL, NVDR	1,604,177
1,756,500	Krung Thai Bank PCL, NVDR	1,885,995
652,900	SCB X PCL	2,869,473
243,800	SCB X PCL, NVDR	1,072,598
334,100	Thanachart Capital PCL, NVDR	579,721
		17,243,319
	Turkey — 0.8%
1,783,777	Akbank TAS	2,699,942
183,435	Aselsan Elektronik Sanayi Ve Ticaret AS	1,322,375
83,386	Haci Omer Sabanci Holding AS	170,744
512,330	KOC Holding AS	2,274,866
196,416	Turk Hava Yollari AO	1,298,020
757,721	Turkcell Iletisim Hizmetleri AS	1,829,264
156,021	Turkiye Petrol Rafinerileri AS	899,494
		10,494,705
	United Arab Emirates — 0.7%
188,246	Abu Dhabi Commercial Bank PJSC	640,524
215,276	Abu Dhabi Islamic Bank PJSC	1,217,703
115,316	Air Arabia PJSC	128,269
388,142	Aldar Properties PJSC*	831,052
113,810	Dubai Islamic Bank PJSC*	229,249
77,457	Emaar Development PJSC	288,521
924,531	Emaar Properties PJSC	2,985,113
177,414	Emirates NBD Bank PJSC	1,303,872
382,746	First Abu Dhabi Bank PJSC	1,781,800
		9,406,103
	United Kingdom — 0.1%
25,017	Unilever PLC	1,397,428
	United States — 0.7%
131,400	BeOne Medicines Ltd. Class H *	2,978,814
47,065	Cognizant Technology Solutions Corp. Class A	2,887,438
64,472	Globant SA*	2,972,804
16,510	JBS NV Class A *	296,519
		9,135,575
	Vietnam — 0.7%
996,400	Military Commercial Joint Stock Bank	1,009,828
1,055,700	Mobile World Investment Corp.	3,336,461
1,455,630	Vietnam Dairy Products JSC	3,380,045
1,531,700	Vietnam Prosperity JSC Bank	1,569,417
		9,295,751
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Zambia — 0.5%
284,457	First Quantum Minerals Ltd.*	6,779,435
	TOTAL COMMON STOCKS (COST $1,111,883,634)	1,217,053,082
	PREFERRED STOCKS — 2.7%
	Brazil — 1.8%
18,400	Axia Energia, 6.43%, Class B	226,144
69,744	Axia Energia 0.00, Class C*	756,480
435,400	Banco Bradesco SA, 7.49%	1,598,372
2,748,900	Cia Energetica de Minas Gerais, 13.41%	6,638,062
56,400	Gerdau SA, 3.26%	205,211
660,003	Itau Unibanco Holding SA, 7.84%	5,495,443
1,811,347	Itausa SA, 8.78%	4,849,267
533,500	Petroleo Brasileiro SA - Petrobras, 6.01%	4,972,366
		24,741,345
	India — 0.0%
151,872	TVS Motor Co. Ltd., 6.00%*	16,332
	South Korea — 0.9%
2,869	Hyundai Motor Co., 4.35%, Second-Preferred Stock	460,910
1,854	Hyundai Motor Co., 4.39%	293,480
133,945	Samsung Electronics Co. Ltd., 1.46%	10,664,904
		11,419,294
	TOTAL PREFERRED STOCKS (COST $27,368,099)	36,176,971

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.3%
	Mutual Fund - Securities Lending Collateral — 0.3%
4,667,854	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(g)(h)	4,667,854
	TOTAL SHORT-TERM INVESTMENT (COST $4,667,854)	4,667,854
	TOTAL INVESTMENTS — 93.5% (Cost $1,143,919,587)	1,257,897,907
	Other Assets and Liabilities (net) — 6.5%	86,868,361
	NET ASSETS — 100.0%	$1,344,766,268

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

28See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
March 31, 2026
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)
Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at
March 31, 2026 was $85,883,964.

(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at year end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at March 31, 2026 was $85,541,075.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of March 31, 2026.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at year end is $40,135,246 which represents 3.0% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,123	MSCI Emerging Markets E-mini Index	Jun 2026	$81,675,790	$(527,237)

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
March 31, 2026

Industry Sector Summary	% of Net Assets
Technology	24.5
Financial	20.8
Communications	11.4
Consumer, Cyclical	9.4
Consumer, Non-cyclical	8.7
Industrial	7.7
Basic Materials	5.5
Energy	3.2
Utilities	1.6
Diversified	0.4
Short-Term Investment	0.3
Other Assets and Liabilities (net)	6.5
100.0%
30See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 95.2%
	Australia — 3.3%
13,757	Ampol Ltd.	315,071
109,490	ANZ Group Holdings Ltd.	2,732,246
1,562,648	Aurizon Holdings Ltd.	4,276,397
20,785	Austal Ltd.*	69,634
788,100	Bank of Queensland Ltd.(a)	3,632,614
1,114,622	Beach Energy Ltd.(a)	978,620
33,754	BlueScope Steel Ltd.	595,913
77,550	Brambles Ltd.	1,202,921
26,892	Capricorn Metals Ltd.	212,530
6,513	Codan Ltd.	142,391
41,228	Downer EDI Ltd.	217,960
111,792	Evolution Mining Ltd.	1,005,730
59,296	Genesis Minerals Ltd.*(a)	250,654
4,297,102	Glencore PLC*	32,622,685
317,600	Harvey Norman Holdings Ltd.	1,081,348
1,256,900	Helia Group Ltd.	4,545,024
247,966	Iluka Resources Ltd.	1,142,889
939,594	Northern Star Resources Ltd.	13,616,571
276,171	OceanaGold Corp.	8,679,632
45,391	Orica Ltd.	630,641
1,494,000	Perenti Ltd.	2,027,140
835,959	Perseus Mining Ltd.	3,070,113
926,865	Qantas Airways Ltd.	5,403,749
568,600	QBE Insurance Group Ltd.	8,293,301
101,704	Ramelius Resources Ltd.	268,116
2,968	REA Group Ltd.(a)	326,315
34,775	Regis Resources Ltd.	165,244
219,355	Resolute Mining Ltd.*	217,839
106,206	Rio Tinto Ltd.(a)	11,853,747
257,572	Rio Tinto PLC, ADR	24,028,892
154,784	Santos Ltd.	843,830
20,707	SEEK Ltd.	197,946
426,700	Super Retail Group Ltd.	3,783,156
137,272	Tabcorp Holdings Ltd.	89,884
234,917	Telstra Group Ltd.	858,877
175,933	Transurban Group	1,697,318
59,179	Vault Minerals Ltd.	176,767
51,401	Ventia Services Group Pty. Ltd.	185,166
54,019	Viva Energy Group Ltd. 144A	94,172
63,735	Wesfarmers Ltd.	3,207,233
34,296	West African Resources Ltd.*	77,173
43,777	Westgold Resources Ltd.	185,285
48,429	Whitehaven Coal Ltd.	303,822
70,200	Woolworths Group Ltd.	1,754,676
		147,061,232
	Austria — 0.6%
74,122	ANDRITZ AG	5,114,199
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Austria — continued
122,762	Erste Group Bank AG(b)	13,223,248
2,114	Erste Group Bank AG(b)	228,725
2,170	EVN AG	71,539
85,700	Kontron AG	1,865,046
76,138	OMV AG	5,511,894
4,906	UNIQA Insurance Group AG	86,540
1,416	Vienna Insurance Group AG Wiener Versicherung Gruppe	101,801
6,280	voestalpine AG	282,487
		26,485,479
	Belgium — 0.3%
2,262	Aedifica SA, REIT	182,035
27,200	Ageas SA	1,985,894
2,428	Deme Group NV	522,304
1,239	D'ieteren Group	228,339
16,800	KBC Ancora	1,365,596
21,907	Proximus SADP	177,385
62,000	Solvay SA(a)	1,910,761
21,933	UCB SA	6,585,598
11,647	Umicore SA	219,824
9,208	Warehouses De Pauw CVA, REIT	238,578
		13,416,314
	Brazil — 1.0%
39,777	ERO Copper Corp.*	1,060,853
211,940	Petroleo Brasileiro SA - Petrobras, Preferred ADR	3,973,875
224,600	Vale SA	3,547,527
27,732	Wheaton Precious Metals Corp.(b)	3,633,169
224,255	Wheaton Precious Metals Corp.(b)	29,342,527
51,300	Yara International ASA	2,968,381
		44,526,332
	Burkina Faso — 0.0%
38,503	IAMGOLD Corp.*	724,626
	Cambodia — 0.0%
1,014,000	NagaCorp Ltd.	503,223
	Canada — 8.1%
5,363	5N Plus, Inc.*	121,744
142,213	Agnico Eagle Mines Ltd.(a)(b)	28,774,809
83,576	Agnico Eagle Mines Ltd.(b)	16,964,257
9,431	Air Canada*(a)	122,453
9,011	Alamos Gold, Inc. Class A (b)	400,359
16,542	Alamos Gold, Inc. Class A (a)(b)	733,606
282	Allied Gold Corp.*(b)	8,713
7,357	Allied Gold Corp.*(b)	228,361
14,266	Americas Gold & Silver Corp.*	74,469
67,041	Aritzia, Inc.*	5,453,401
10,931	Atco Ltd. Class I (a)	533,332
32See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Canada — continued
27,595	Athabasca Oil Corp.*	222,453
2,033	Badger Infrastructure Solutions Ltd.	90,378
973,687	Barrick Mining Corp.(b)	39,716,693
146,600	Barrick Mining Corp.(b)	5,971,990
40,893	Baytex Energy Corp.(a)	182,261
3,920	BCE, Inc.(a)(b)	98,593
794	BCE, Inc.(b)	20,041
8,593	Brookfield Renewable Corp.	342,259
19,140	Canada Packers, Inc.(a)	276,632
5,418	Canadian Apartment Properties REIT	137,862
77,900	Canadian Imperial Bank of Commerce	7,359,347
33,478	Canadian National Railway Co.	3,440,534
90,282	Canadian Natural Resources Ltd.	4,399,442
41,389	Canadian Tire Corp. Ltd. Class A (a)	5,548,389
7,900	Canadian Utilities Ltd. Class A	276,589
49,732	Capstone Copper Corp.*	373,823
9,335	CCL Industries, Inc. Class B	583,024
1,035	Celestica, Inc.*(b)	291,539
5,941	Celestica, Inc.*(b)	1,670,572
368,752	Centerra Gold, Inc.	6,537,153
18,802	CES Energy Solutions Corp.	248,035
18,800	CGI, Inc.	1,370,041
1,226	Constellation Software, Inc.	2,145,305
9,915	Descartes Systems Group, Inc.*	709,517
38,980	Discovery Silver Corp.*	249,709
4,132	Docebo, Inc.*	72,186
16,982	Dollarama, Inc.	2,077,559
11,574	DPM Metals, Inc.	406,216
166,700	Empire Co. Ltd. Class A	5,952,249
18,327	Endeavour Silver Corp.*	170,624
76,670	Extendicare, Inc.(a)	1,445,992
75,200	Finning International, Inc.(a)	4,638,469
22,872	First Majestic Silver Corp.(b)	488,727
175,212	First Majestic Silver Corp.(b)	3,763,554
18,654	Fortuna Mining Corp.*(a)	184,863
11,687	Franco-Nevada Corp.(b)	2,887,273
200,969	Franco-Nevada Corp.(b)	49,603,219
24,398	Hudbay Minerals, Inc.(a)	509,271
40,600	iA Financial Corp., Inc.	4,491,296
34,700	Imperial Oil Ltd.	4,530,606
43,690	Intact Financial Corp.	7,891,781
14,230	K92 Mining, Inc.*	240,744
1,584	Kinaxis, Inc.*	159,359
657,102	Kinross Gold Corp.	20,054,753
2,314	Linamar Corp.(a)	142,881
4,297	Lundin Gold, Inc.(b)	327,336
2,267	Lundin Gold, Inc.(b)	173,724
96,044	Magna International, Inc.(b)	5,346,751
134,276	Magna International, Inc.(b)	7,493,944
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Canada — continued
173,000	Manulife Financial Corp.	5,940,425
6,577	MDA Space Ltd.*	166,080
13,773	Montage Gold Corp.*	156,230
2,811	North West Co., Inc.(a)	109,838
14,751	Northland Power, Inc.(a)	246,704
89,875	Nutrien Ltd.(a)(b)	6,762,763
28,407	Nutrien Ltd.(b)	2,143,592
255,346	Open Text Corp.(a)	5,672,119
8,320	OR Royalties, Inc.(b)	316,326
3,116	OR Royalties, Inc.(b)	118,272
25,780	Pan American Silver Corp.	1,408,361
5,933	Parex Resources, Inc.	116,232
122,700	Power Corp. of Canada(a)	5,888,158
1,154	Precision Drilling Corp.*	113,205
8,758	Quebecor, Inc. Class B	370,703
7,847	RioCan Real Estate Investment Trust, REIT	106,778
22,316	Rogers Communications, Inc. Class B	858,050
117,200	Russel Metals, Inc.(a)	4,031,099
15,151	Saputo, Inc.(a)	471,830
9,757	Solaris Resources, Inc.*	83,715
1,462	Sprott, Inc.	208,920
12,764	SSR Mining, Inc.*	373,714
11,532	Stella-Jones, Inc.	771,307
99,600	Suncor Energy, Inc.(b)	6,566,727
450,732	Suncor Energy, Inc.(b)	29,797,893
195,560	TC Energy Corp.(a)	12,206,823
62,832	Teck Resources Ltd. Class B (b)	3,251,556
190,836	Teck Resources Ltd. Class B (b)	9,859,393
4,942	TFI International, Inc.	536,849
5,902	Torex Gold Resources, Inc.	270,032
4,469	Triple Flag Precious Metals Corp.	155,119
7,164	Vermilion Energy, Inc.	98,720
14,802	Wesdome Gold Mines Ltd.*	263,467
		358,172,062
	Chile — 0.2%
140,566	Antofagasta PLC	6,230,177
85,482	Lundin Mining Corp.(b)	2,124,876
41,774	Lundin Mining Corp.(b)	996,016
		9,351,069
	China — 1.8%
6,252,000	Agricultural Bank of China Ltd. Class H	4,494,142
120,000	Aluminum Corp. of China Ltd. Class H	174,779
947,000	BOC Hong Kong Holdings Ltd.	5,218,729
984,500	Budweiser Brewing Co. APAC Ltd. 144A	903,555
3,187,000	China Galaxy Securities Co. Ltd. Class H	3,237,959
1,323,600	China International Capital Corp. Ltd. Class H 144A	2,933,369
980,000	China Life Insurance Co. Ltd. Class H	3,131,740
34See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	China — continued
824,000	China Medical System Holdings Ltd.	1,408,827
7,106,000	China National Building Material Co. Ltd. Class H	4,357,052
864,000	China Oilfield Services Ltd. Class H	986,897
319,000	China Sanjiang Fine Chemicals Co. Ltd.*	189,568
396,000	China Southern Airlines Co. Ltd. Class H *	200,324
485,400	China Taiping Insurance Holdings Co. Ltd.	1,286,744
1,402,000	CIMC Enric Holdings Ltd.	1,801,992
584,000	COSCO SHIPPING Ports Ltd.	386,426
42,000	Fuyao Glass Industry Group Co. Ltd. Class H 144A	315,481
97,001	Goldwind Science & Technology Co. Ltd. Class H	178,927
172,000	Haier Smart Home Co. Ltd. Class H	458,971
212,000	Hansoh Pharmaceutical Group Co. Ltd. 144A	964,609
119,900	Huaxin Building Materials Group Co. Ltd. Class H	246,581
9,092,000	Industrial & Commercial Bank of China Ltd. Class H	8,069,280
1,060,200	J&T Global Express Ltd.*	1,384,701
1,450,500	JD Logistics, Inc.* 144A	2,554,742
370,500	Kingboard Holdings Ltd.	1,592,825
30,000	PICC Property & Casualty Co. Ltd. Class H	55,287
172,000	Pop Mart International Group Ltd. 144A	3,229,095
30,000	Precision Tsugami China Corp. Ltd.(c)	131,902
241,000	Sany Heavy Equipment International Holdings Co. Ltd.	351,822
4,518	Silvercorp Metals, Inc.(a)(b)	48,432
8,958	Silvercorp Metals, Inc.(b)	96,209
2,973,000	Sino Biopharmaceutical Ltd.	2,254,165
8,738,000	Sinofert Holdings Ltd.	1,704,384
717,600	Sinopharm Group Co. Ltd. Class H	1,850,848
83,000	SITC International Holdings Co. Ltd.	366,468
1,219,500	Sunshine Insurance Group Co. Ltd. Class H	567,912
349,000	Weichai Power Co. Ltd. Class H	1,244,240
1,878,500	Wuxi Biologics Cayman, Inc.* 144A	8,009,669
2,395,700	Yangzijiang Shipbuilding Holdings Ltd.	7,094,217
23,150	ZTO Express Cayman, Inc.	569,421
159,396	ZTO Express Cayman, Inc., ADR	4,011,997
		78,064,288
	Colombia — 0.0%
11,280	Aris Mining Corp.*	209,470
	Denmark — 1.3%
3,135	AL Sydbank	252,313
13,702	ALK-Abello AS	430,402
57,980	Carlsberg AS Class B	7,211,923
116,457	Coloplast AS Class B	7,915,673
26,700	D/S Norden AS	1,222,788
184,000	Danske Bank AS	8,905,042
71,900	Dfds AS*	1,171,598
3,847	Genmab AS*	1,026,102
179,676	Genmab AS, ADR*	4,820,707
8,545	ISS AS	312,447
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Denmark — continued
33,297	Jyske Bank AS	4,595,542
2,926	NKT AS*	382,127
248,629	Novonesis Novozymes B Class B	14,665,499
731	Per Aarsleff Holding AS	85,036
1,595	Ringkjoebing Landbobank AS	383,159
5,510	Rockwool AS Class B	153,336
2,673	Royal Unibrew AS	217,628
3,946	Tryg AS	94,163
55,122	Vestas Wind Systems AS	1,645,240
		55,490,725
	Finland — 0.5%
19,312	Kone OYJ Class B	1,227,374
79,200	Konecranes OYJ(a)	2,579,989
23,496	Neste OYJ	756,384
623,742	Nokia OYJ(b)	4,955,485
11,884	Nokia OYJ(a)(b)	94,831
307,100	Nordea Bank Abp(a)	5,269,310
5,690	Orion OYJ Class B	458,726
97,589	TietoEVRY OYJ(a)	2,112,090
102,900	Valmet OYJ(a)	2,925,050
28,649	Wartsila OYJ Abp	1,067,851
		21,447,090
	France — 6.9%
10,536	Air France-KLM*	106,317
26,041	Airbus SE(b)	4,875,714
4,602	Airbus SE(b)	861,938
169,380	AXA SA	7,740,816
298,501	BNP Paribas SA	28,345,702
70,155	Bollore SE	399,720
73,076	Bouygues SA	4,202,628
31,200	Capgemini SE	3,635,288
315,800	Carrefour SA	5,803,629
181,074	Cie de Saint-Gobain SA	14,854,470
77,000	Cie Generale des Etablissements Michelin SCA	2,613,749
263,437	Credit Agricole SA	4,929,906
12,521	Dassault Aviation SA	4,629,370
631,824	Dassault Systemes SE(a)	12,823,238
30,277	Edenred SE(a)	600,927
21,700	Eiffage SA	3,321,150
77,090	EssilorLuxottica SA	17,884,899
42,955	Gecina SA, REIT	3,385,819
21,000	Ipsen SA	3,925,722
48,500	IPSOS SA	1,912,916
204,256	Klepierre SA, REIT	7,674,310
255,687	Legrand SA	39,385,174
21,960	L'Oreal SA	8,976,601
125,400	Metropole Television SA(a)	1,669,219
36See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	France — continued
1,843	Nexans SA	248,582
131,800	Orange SA	2,684,468
130,044	Pernod Ricard SA	9,675,704
28,300	Publicis Groupe SA	2,333,045
35,500	Quadient SA(a)	444,219
189,212	Rubis SCA	7,547,191
36,122	Safran SA	11,776,140
9,505	SCOR SE	334,751
34,444	Societe BIC SA	2,147,344
271,606	Societe Generale SA	19,768,981
15,100	Sopra Steria Group	2,101,331
219,200	Television Francaise 1 SA	1,768,153
5,837	Thales SA	1,708,373
630,370	TotalEnergies SE	58,020,298
26,812	Vivendi SE*	55,795
360	Vusion(a)	46,232
		305,219,829
	Georgia — 0.1%
45,361	Lion Finance Group PLC	5,605,771
4,128	TBC Bank Group PLC	222,889
		5,828,660
	Germany — 4.9%
27,273	adidas AG	4,284,275
7,040	AIXTRON SE	264,087
25,019	Allianz SE	10,334,828
3,020	Aumovio SE*	116,280
34,443	Aurubis AG	5,954,069
8,026	Auto1 Group SE*	140,563
181,146	Bayer AG	8,209,082
61,000	Bayerische Motoren Werke AG	5,491,783
84,482	Beiersdorf AG	7,450,723
16,199	Bilfinger SE	1,828,370
67,400	Commerzbank AG	2,412,116
3,716	CTS Eventim AG & Co. KGaA	212,437
186,900	Daimler Truck Holding AG	8,881,636
219,400	Deutsche Bank AG	6,399,805
110,700	Deutsche Boerse AG	32,082,841
34,549	Deutsche Lufthansa AG	284,269
118,200	Deutsche Pfandbriefbank AG 144A	402,532
135,000	Deutsche Post AG	6,940,123
185,110	Deutsche Telekom AG	6,804,200
10,092	GEA Group AG	710,953
164,636	HUGO BOSS AG	6,955,454
144,119	Infineon Technologies AG	6,312,332
1,621	IONOS Group SE*	46,427
9,857	K&S AG	185,018
17,992	KION Group AG	931,805
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Germany — continued
88,245	Knorr-Bremse AG	9,821,122
16,578	Krones AG	2,200,118
85,400	Mercedes-Benz Group AG	5,157,585
12,193	MTU Aero Engines AG	4,351,352
26,320	Nemetschek SE	1,931,113
7,562	Nordex SE*	397,026
137,033	SAP SE	23,117,274
4,235	Scout24 SE 144A	323,467
115,838	Siemens Energy AG	19,003,896
258,982	Symrise AG	21,858,350
25,000	Talanx AG	3,032,871
30,280	thyssenkrupp AG	260,352
1,514	Tkms AG& Co. KGaA*	136,847
		215,227,381
	Greece — 0.2%
38,700	Metlen Energy & Metals PLC*(a)	1,505,991
407,092	National Bank of Greece SA	6,289,640
		7,795,631
	Guernsey — 0.0%
134,265	Super Group SGHC Ltd.	1,450,062
	Hong Kong — 2.4%
1,831,000	AIA Group Ltd.	20,571,801
15,600	ASMPT Ltd.	203,495
30,000	Bank of East Asia Ltd.	50,058
480,000	CK Asset Holdings Ltd.	2,742,190
96,500	CLP Holdings Ltd.	908,696
454,000	Cowell e Holdings, Inc.*	1,508,934
3,478	Futu Holdings Ltd., ADR*	475,651
2,004,000	Hang Lung Properties Ltd.	2,251,711
1,141,000	Henderson Land Development Co. Ltd.	4,232,447
233,000	HKT Trust & HKT Ltd.	363,322
576,900	Hong Kong Exchanges & Clearing Ltd.	29,244,085
333,900	Hongkong Land Holdings Ltd.	2,611,583
239,000	Hysan Development Co. Ltd.	582,021
6,500	Johnson Electric Holdings Ltd.	19,526
893,000	Kerry Properties Ltd.	2,503,848
635,500	Link REIT, REIT	2,942,780
34,000	Luk Fook Holdings International Ltd.	102,626
11,340	Melco Resorts & Entertainment Ltd., ADR*	64,411
85,500	MTR Corp. Ltd.	350,907
440,000	Pacific Basin Shipping Ltd.	162,708
255,000	PCCW Ltd.	188,677
81,000	Power Assets Holdings Ltd.	631,177
121,119	Prudential PLC	1,682,790
294,500	Sun Hung Kai Properties Ltd.	4,992,090
26,000	Swire Pacific Ltd. Class A	285,194
38See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Hong Kong — continued
796,000	Techtronic Industries Co. Ltd.	10,596,624
2,732,000	United Laboratories International Holdings Ltd.	3,370,843
2,928,000	Value Partners Group Ltd.	742,383
59,100	VTech Holdings Ltd.	446,429
6,818,500	WH Group Ltd. 144A	8,985,780
292,000	Wharf Real Estate Investment Co. Ltd.	846,672
		104,661,459
	Hungary — 0.1%
223,400	MOL Hungarian Oil & Gas PLC	2,636,478
68,200	Richter Gedeon Nyrt	2,418,049
		5,054,527
	India — 0.1%
3,195,400	NMDC Ltd.	2,639,154
768,300	Redington Ltd.	1,662,977
		4,302,131
	Indonesia — 0.0%
98,000	First Pacific Co. Ltd.	68,819
8,400	Jardine Matheson Holdings Ltd.	603,006
		671,825
	Ireland — 1.3%
2,886,372	AIB Group PLC	30,602,274
979,675	Bank of Ireland Group PLC	17,871,934
101,715	Kerry Group PLC Class A	8,029,979
		56,504,187
	Israel — 0.7%
349,426	Bank Hapoalim BM	8,144,609
111,989	Bank Leumi Le-Israel BM	2,485,270
1,321,356	Bezeq The Israeli Telecommunication Corp. Ltd.	3,155,146
65,262	Check Point Software Technologies Ltd.*	9,322,677
4,300	Clal Insurance Enterprises Holdings Ltd.	303,870
426	Delek Group Ltd.	142,178
832	Elbit Systems Ltd.(b)	694,053
840	Elbit Systems Ltd.(b)	713,236
5,893	Enlight Renewable Energy Ltd.*	391,946
3,467	First International Bank of Israel Ltd.	266,583
5,479	Harel Insurance Investments & Financial Services Ltd.	304,067
233	Israel Corp. Ltd.	64,807
69,957	Israel Discount Bank Ltd. Class A	698,481
1,253	Menora Mivtachim Holdings Ltd.	181,107
34,974	Migdal Insurance & Financial Holdings Ltd.*	184,074
9,049	Mizrahi Tefahot Bank Ltd.	653,442
3,822	Next Vision Stabilized Systems Ltd.	368,556
13,311	Phoenix Financial Ltd.	704,116
4,002	Plus500 Ltd.	215,255
11,682	Shufersal Ltd.	169,783
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Israel — continued
5,313	Tel Aviv Stock Exchange Ltd.	234,268
62,500	Teva Pharmaceutical Industries Ltd.*	1,870,223
2,928	Wix.com Ltd.*	263,725
		31,531,472
	Italy — 4.0%
1,334,600	A2A SpA	3,770,908
2,288	Avio SpA	88,217
4,616	Azimut Holding SpA(a)	174,786
3,634	Banca Generali SpA	216,007
12,495	Banca Mediolanum SpA	252,978
359,909	BPER Banca SpA	4,683,345
38,614	Coca-Cola HBC AG Class DI	2,180,886
282,645	Eni SpA	8,000,724
29,300	Ferrari NV	9,844,974
5,574	Fincantieri SpA*(a)	85,000
37,346	FinecoBank Banca Fineco SpA	826,573
304,740	Generali	12,248,549
156,564	Infrastrutture Wireless Italiane SpA(a) 144A	1,249,148
7,260	Interpump Group SpA	275,895
4,545,801	Intesa Sanpaolo SpA	27,545,379
11,135	Iveco Group NV(a)	246,234
398,818	Leonardo SpA	26,703,231
8,021	Maire SpA	124,780
173,500	Mediobanca Banca di Credito Finanziario SpA	3,362,021
673,960	MFE-MediaForEurope NV Class A	2,017,413
501,000	Pirelli & C SpA 144A	3,439,226
224,028	Poste Italiane SpA 144A	5,254,201
16,278	Prysmian SpA	1,897,437
254,967	Ryanair Holdings PLC, ADR	14,737,093
590,445	Telecom Italia SpA*	412,259
598,839	UniCredit SpA	43,014,535
167,357	Unipol Assicurazioni SpA	3,905,347
31,466	Webuild SpA	83,367
		176,640,513
	Ivory Coast — 0.2%
102,911	Endeavour Mining PLC(a)(b)	6,150,841
40,893	Endeavour Mining PLC(b)	2,466,494
		8,617,335
	Japan — 20.5%
4,400	ABC-Mart, Inc.	70,179
129,400	Advantest Corp.	17,464,891
2,300	AEON REIT Investment Corp., REIT	1,812,786
223,000	AGC, Inc.	7,845,235
40,600	Aichi Steel Corp.(a)	739,678
23,200	Air Water, Inc.	315,145
28,200	Aisin Corp.	389,420
41,300	Ajinomoto Co., Inc.	1,155,193
40See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Japan — continued
11,400	Alfresa Holdings Corp.	183,260
96,900	Alps Alpine Co. Ltd.(a)	1,307,893
14,300	ALSOK Co. Ltd.	114,083
32,500	Amada Co. Ltd.	449,812
55,200	Amano Corp.	1,319,626
31,100	ANA Holdings, Inc.	551,625
6,900	Anritsu Corp.	123,717
18,700	ARE Holdings, Inc.(a)	406,803
121,400	Artience Co. Ltd.	2,897,206
11,000	Asahi Intecc Co. Ltd.	234,109
318,100	Asahi Kasei Corp.	3,072,795
35,900	Asics Corp.	952,316
475,800	Astellas Pharma, Inc.	7,749,581
88,600	Azbil Corp.	764,784
122,100	Bandai Namco Holdings, Inc.	3,008,630
42,000	Bic Camera, Inc.	458,869
17,300	BIPROGY, Inc.	508,368
238,000	Brother Industries Ltd.	4,357,341
34,600	Canon Marketing Japan, Inc.	760,384
233,600	Canon, Inc.	6,489,924
37,100	Capcom Co. Ltd.	784,795
7,600	Casio Computer Co. Ltd.	67,612
220,200	Central Japan Railway Co.	5,688,294
931,294	Chiba Bank Ltd.	11,970,217
105,100	Chubu Electric Power Co., Inc.	1,721,200
1,800	Chudenko Corp.	52,432
15,400	Chugoku Electric Power Co., Inc.	97,454
343,900	Citizen Watch Co. Ltd.(a)	3,639,699
114,200	Coca-Cola Bottlers Japan Holdings, Inc.	2,593,831
7,000	COMSYS Holdings Corp.	223,452
11,000	Cosmo Energy Holdings Co. Ltd.(a)	307,504
1,800	Cosmos Pharmaceutical Corp.	77,149
182,000	Credit Saison Co. Ltd.	4,702,800
114,200	CyberAgent, Inc.	965,542
447,500	Daicel Corp.(a)	3,492,589
111,500	Daido Steel Co. Ltd.	1,308,968
111,200	Daiichi Sankyo Co. Ltd.	1,955,764
21,500	Daikin Industries Ltd.	2,601,979
55,600	Daiwa House Industry Co. Ltd.	1,733,827
12,100	Dexerials Corp.	166,324
40,400	DIC Corp.	942,336
5,000	Dowa Holdings Co. Ltd.	284,396
58,600	East Japan Railway Co.	1,334,142
13,700	Eisai Co. Ltd.	424,727
217,700	Electric Power Development Co. Ltd.(a)	5,975,474
224,300	ENEOS Holdings, Inc.	1,996,781
33,000	EXEO Group, Inc.	562,273
145,800	Ezaki Glico Co. Ltd.	5,405,951
393,400	FANUC Corp.	13,668,715
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Japan — continued
33,500	Fast Retailing Co. Ltd.	13,301,149
121,000	Food & Life Cos. Ltd.	7,143,816
10,500	Fuji Corp.	319,536
66,200	FUJIFILM Holdings Corp.	1,255,128
420,000	Fujikura Ltd.	11,400,117
41,600	Fukuoka Financial Group, Inc.	1,575,606
28,700	Futaba Industrial Co. Ltd.	174,786
173	GLP J-Reit, REIT	141,501
2,300	GMO internet group, Inc.	42,251
21,300	Hamamatsu Photonics KK	245,219
25,000	Hankyu Hanshin Holdings, Inc.(a)	720,955
8,000	Hanwa Co. Ltd.	79,779
3,700	Harmonic Drive Systems, Inc.	84,207
54,700	Hirose Electric Co. Ltd.	7,125,076
57,000	Hokkaido Electric Power Co., Inc.(a)	387,312
751,400	Honda Motor Co. Ltd.(a)	6,067,550
2,000	Horiba Ltd.	232,751
8,000	Hoshizaki Corp.	255,912
21,400	Hoya Corp.	3,682,480
6,400	Ichinen Holdings Co. Ltd.	86,312
64,000	Idemitsu Kosan Co. Ltd.	620,681
9,500	Iida Group Holdings Co. Ltd.	144,111
212	Industrial & Infrastructure Fund Investment Corp., REIT	189,185
11,600	INFRONEER Holdings, Inc.(a)	161,092
477,000	Inpex Corp.	13,962,186
14,800	Internet Initiative Japan, Inc.	229,515
256,000	Isuzu Motors Ltd.	3,668,421
26,100	Iwatani Corp.(a)	333,063
28,700	JAC Recruitment Co. Ltd.	153,875
257,700	Japan Airlines Co. Ltd.	4,182,646
3,900	Japan Airport Terminal Co. Ltd.(a)	127,484
171,600	Japan Exchange Group, Inc.	1,987,603
533,000	Japan Petroleum Exploration Co. Ltd.	8,762,209
261,000	Japan Post Bank Co. Ltd.	4,283,618
1,019,200	Japan Post Holdings Co. Ltd.	11,664,619
600,300	Japan Post Insurance Co. Ltd.	6,049,996
21,700	Japan Securities Finance Co. Ltd.	285,359
35,200	JFE Holdings, Inc.(a)	409,027
13,400	JTEKT Corp.	142,589
33,300	JX Advanced Metals Corp.	722,069
51,000	Kakaku.com, Inc.(a)	667,005
120,400	Kamigumi Co. Ltd.	4,156,280
89,700	Kaneka Corp.	2,730,317
442,000	Kanematsu Corp.	6,265,978
51,900	Kansai Electric Power Co., Inc.	852,798
8,400	Kansai Paint Co. Ltd.(a)	125,443
92,200	Kao Corp.	3,594,010
4,200	Kato Sangyo Co. Ltd.	177,824
173,900	Kawasaki Kisen Kaisha Ltd.(a)	2,920,569
42See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Japan — continued
31,500	Keio Corp.	153,564
31,600	Keisei Electric Railway Co. Ltd.	235,126
39,000	Keyence Corp.	13,778,629
44,100	Kikkoman Corp.(a)	401,026
36,200	Kintetsu Group Holdings Co. Ltd.(a)	736,049
132,700	Kioxia Holdings Corp.*	16,828,814
137,900	Kirin Holdings Co. Ltd.	2,188,742
92,500	Kitz Corp.	1,066,116
230,600	Kobe Steel Ltd.(a)	2,777,155
76,200	Kohnan Shoji Co. Ltd.	1,962,961
10,800	Koito Manufacturing Co. Ltd.	167,382
11,000	Kokusai Electric Corp.	363,612
86,300	Komatsu Ltd.	3,379,503
6,200	Konami Group Corp.	769,537
27,086	Kose Holdings Corp.(a)	1,007,819
187,400	Kuraray Co. Ltd.	1,968,427
23,500	Kurita Water Industries Ltd.	1,115,455
76,000	Kyocera Corp.	1,172,078
38,400	Kyowa Kirin Co. Ltd.	632,782
25,200	Kyushu Electric Power Co., Inc.	289,431
8,500	Kyushu Railway Co.	201,296
166,600	Lasertec Corp.	36,644,622
7,600	Life Corp.	122,552
37,200	Lintec Corp.	1,067,638
119,300	Lion Corp.	1,242,337
16,500	Lixil Corp.(a)	169,966
194,300	LY Corp.(a)	469,776
697,300	M3, Inc.(a)	7,101,515
69,200	Mabuchi Motor Co. Ltd.	692,891
133,600	Macnica Holdings, Inc.(a)	2,003,739
600	Makino Milling Machine Co. Ltd.*	43,343
34,800	Makita Corp.	1,127,533
20,100	MatsukiyoCocokara & Co.	320,429
39,400	Mazda Motor Corp.(a)	265,340
5,200	McDonald's Holdings Co. Japan Ltd.	270,832
870,300	Mebuki Financial Group, Inc.	6,687,355
11,700	Medipal Holdings Corp.	217,832
200	MEIJI Holdings Co. Ltd.	4,868
1,200	Meiko Electronics Co. Ltd.	191,057
1,500	Micronics Japan Co. Ltd.	92,167
16,900	MISUMI Group, Inc.	286,098
559,000	Mitsubishi Chemical Group Corp.	3,229,353
693,500	Mitsubishi Electric Corp.	22,593,157
32,500	Mitsubishi Gas Chemical Co., Inc.	757,255
280,300	Mitsubishi HC Capital, Inc.	2,498,237
8,500	Mitsubishi Materials Corp.	265,021
35,600	Mitsubishi Motors Corp.(a)	69,497
61,500	Mitsui Chemicals, Inc.(a)	731,294
118,700	Mitsui Fudosan Co. Ltd.	1,253,347
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Japan — continued
39,900	Mitsui Kinzoku Co. Ltd.	7,463,739
5,100	Miura Co. Ltd.	102,140
65,900	Mizuho Financial Group, Inc.	2,624,023
456,000	Mizuho Leasing Co. Ltd.	4,026,988
14,300	Modec, Inc.	1,362,731
30,200	MonotaRO Co. Ltd.	323,872
4,000	Morinaga Milk Industry Co. Ltd.	120,288
7,500	MS&AD Insurance Group Holdings, Inc.(a)	195,796
92,700	Murata Manufacturing Co. Ltd.	2,073,371
100,600	Nabtesco Corp.	2,504,179
244,800	Nagase & Co. Ltd.	1,810,161
11,500	Nagoya Railroad Co. Ltd.(a)	125,289
6,100	Nankai Electric Railway Co. Ltd.(a)	117,977
380,000	NEC Corp.	9,444,271
245,600	Nexon Co. Ltd.	4,617,855
287,000	NGK Insulators Ltd.	7,423,735
67,600	NH Foods Ltd.	2,984,691
46,000	NIDEC Corp.	577,528
5,500	Nifco, Inc.	155,216
27,000	Nippon Electric Glass Co. Ltd.	1,039,753
219,000	Nippon Express Holdings, Inc.	4,932,774
6,800	Nippon Gas Co. Ltd.	126,124
62,600	Nippon Paint Holdings Co. Ltd.	389,783
25,600	Nippon Sanso Holdings Corp.	911,789
140,500	Nippon Shinyaku Co. Ltd.	4,571,076
6,800	Nippon Shokubai Co. Ltd.	98,062
128,100	Nippon Soda Co. Ltd.(a)	2,841,336
56,400	Nippon Yusen KK(a)	2,064,998
7,400	Nishi-Nippon Financial Holdings, Inc.	176,451
4,200	Nishi-Nippon Railroad Co. Ltd.	80,376
8,700	Nissan Chemical Corp.(a)	333,004
12,200	Nisshin Seifun Group, Inc.	161,400
54,600	Nisshinbo Holdings, Inc.	504,914
275,700	Nissin Foods Holdings Co. Ltd.(a)	5,232,163
348,700	Nitori Holdings Co. Ltd.(a)	5,524,819
3,100	Nitto Boseki Co. Ltd.	382,969
546,500	Nitto Denko Corp.	10,907,408
125,100	NOF Corp.	2,467,000
17,700	Nojima Corp.	121,549
1,233,400	Nomura Holdings, Inc.	9,732,099
196	Nomura Real Estate Master Fund, Inc., REIT	193,460
143,100	Nomura Research Institute Ltd.	3,955,355
11,300	North Pacific Bank Ltd.	68,785
21,800	NSK Ltd.	153,234
1,917,700	NTT, Inc.	1,899,340
36,700	OBIC Business Consultants Co. Ltd.	1,458,340
136,100	Obic Co. Ltd.	3,308,541
28,200	Odakyu Electric Railway Co. Ltd.	292,844
10,700	Okinawa Electric Power Co., Inc.	71,521
44See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Japan — continued
453,700	Olympus Corp.	4,308,951
10,600	Omron Corp.	304,617
218,100	Ono Pharmaceutical Co. Ltd.(a)	3,476,637
12,200	Open House Group Co. Ltd.	779,341
2,100	Oracle Corp. Japan	114,739
132,900	Oriental Land Co. Ltd.(a)	2,256,989
153,500	ORIX Corp.	4,587,726
190,100	Osaka Gas Co. Ltd.	7,690,258
77,500	OSG Corp.	1,255,933
40,600	Otsuka Corp.	776,721
80,100	Otsuka Holdings Co. Ltd.	5,640,303
105,600	Pan Pacific International Holdings Corp.	646,206
402,800	Panasonic Holdings Corp.	6,671,981
7,000	Park24 Co. Ltd.	83,918
1,340,900	Persol Holdings Co. Ltd.	1,957,313
20,100	Raito Kogyo Co. Ltd.	489,434
5,300	Rakuten Bank Ltd.*	191,528
80,200	Recruit Holdings Co. Ltd.	3,461,129
504,100	Rengo Co. Ltd.(a)	4,074,983
2,362,100	Resona Holdings, Inc.	26,219,403
12,000	Resorttrust, Inc.	131,646
29,400	Ricoh Co. Ltd.	247,956
26,900	Rinnai Corp.	624,629
618,800	Rohto Pharmaceutical Co. Ltd.	9,410,516
6,400	Rorze Corp.	109,053
655,500	Ryohin Keikaku Co. Ltd.	13,906,531
2,100	Sanki Engineering Co. Ltd.(a)	90,788
215,000	Sankyo Co. Ltd.	2,642,947
34,400	Sankyu, Inc.	1,909,867
223,000	Sanrio Co. Ltd.(a)	1,372,748
295,600	Santen Pharmaceutical Co. Ltd.	3,348,921
18,200	Sanwa Holdings Corp.	413,243
50,800	Sanyo Chemical Industries Ltd.	1,609,476
29,300	Secom Co. Ltd.	1,122,320
9,300	Sega Sammy Holdings, Inc.	142,898
12,200	Seibu Holdings, Inc.	339,848
204,000	Seiko Epson Corp.(a)	2,513,833
3,200	Seiko Group Corp.	113,856
148,200	Sekisui Chemical Co. Ltd.	2,464,820
341	Sekisui House Reit, Inc., REIT	192,687
3,500	Shibaura Mechatronics Corp.	91,540
7,900	Shikoku Electric Power Co., Inc.	87,663
430,000	Shimadzu Corp.	10,176,198
78,400	Shimano, Inc.	8,195,782
100,500	Shin-Etsu Chemical Co. Ltd.	4,079,206
365,300	Shionogi & Co. Ltd.	8,107,911
12,000	Sinfonia Technology Co. Ltd.	822,139
13,800	Skylark Holdings Co. Ltd.	297,488
11,500	SMC Corp.	4,487,223
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Japan — continued
145,400	Sojitz Corp.	5,728,946
354,600	Sompo Holdings, Inc.	13,821,870
561,100	Sony Group Corp.	11,545,434
182,500	Stanley Electric Co. Ltd.(a)	3,311,159
249,500	Subaru Corp.	3,976,196
88,600	Sugi Holdings Co. Ltd.	1,947,212
4,000	Sumitomo Bakelite Co. Ltd.	123,872
157,400	Sumitomo Corp.	5,844,094
81,000	Sumitomo Mitsui Financial Group, Inc.	2,663,594
118,400	Sumitomo Mitsui Trust Group, Inc.(a)	3,758,720
20,900	Sumitomo Osaka Cement Co. Ltd.	506,285
430,400	Sumitomo Pharma Co. Ltd.*(a)	5,724,855
282,600	Sumitomo Realty & Development Co. Ltd.	7,925,993
332,000	Sumitomo Rubber Industries Ltd.	4,281,649
2,800	Sumitomo Warehouse Co. Ltd.(a)	71,637
2,200	Sundrug Co. Ltd.	54,226
63,800	Suntory Beverage & Food Ltd.	1,799,767
12,100	Suzuken Co. Ltd.	455,038
510,100	Suzuki Motor Corp.	6,096,704
29,400	Sysmex Corp.	255,685
29,800	T&D Holdings, Inc.	755,569
6,500	Taiheiyo Cement Corp.	144,994
71,900	Taisei Corp.	7,490,606
4,300	Taiyo Holdings Co. Ltd.	137,244
249,800	Takeda Pharmaceutical Co. Ltd.	9,193,035
168,500	Takeda Pharmaceutical Co. Ltd., ADR	3,120,620
118,800	TDK Corp.	1,536,574
6,100	Teijin Ltd.	63,529
1,607,500	Terumo Corp.	21,471,825
3,900	THK Co. Ltd.	116,042
12,700	TIS, Inc.	273,382
50,400	Tobu Railway Co. Ltd.	908,103
129,000	Toho Co. Ltd.	1,357,499
18,400	Toho Gas Co. Ltd.	148,021
29,900	Tohoku Electric Power Co., Inc.(a)	222,044
37,100	TOKAI Holdings Corp.(a)	272,508
17,400	Token Corp.	1,477,237
185,600	Tokuyama Corp.(a)	4,451,223
818,900	Tokyo Electric Power Co. Holdings, Inc.*	3,328,494
45,400	Tokyo Electron Ltd.	11,075,797
19,900	Tokyo Gas Co. Ltd.	937,342
17,400	Tokyo Metro Co. Ltd.(a)	177,499
55,400	Tokyo Ohka Kogyo Co. Ltd.	2,694,951
31,900	Tokyu Corp.	375,885
206,400	Toray Industries, Inc.	1,451,692
10,800	Tosoh Corp.	159,463
84,400	TOTO Ltd.	2,769,267
115,300	Toyo Seikan Group Holdings Ltd.	2,623,112
270,700	Toyo Suisan Kaisha Ltd.	18,853,226
46See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Japan — continued
4,200	Toyoda Gosei Co. Ltd.	109,066
4,200	Toyota Boshoku Corp.(a)	65,174
234,000	Toyota Motor Corp.	4,838,916
3,600	Toyota Tsusho Corp.	140,530
7,200	Trend Micro, Inc.	239,857
210,600	TS Tech Co. Ltd.	2,366,288
45,500	Tsubakimoto Chain Co.	671,329
13,640	Tsuruha Holdings, Inc.	214,792
56,200	UACJ Corp.	833,756
39,000	Ulvac, Inc.	2,083,097
1,540,000	Unicharm Corp.	8,946,024
56,100	Unisia Holdings Co.(a)	674,707
173	United Urban Investment Corp., REIT	186,213
25,700	Valor Holdings Co. Ltd.	594,514
23,900	Warabeya Nichiyo Holdings Co. Ltd.	452,315
24,000	West Japan Railway Co.	475,537
57,500	Yakult Honsha Co. Ltd.(a)	961,561
44,400	Yamada Holdings Co. Ltd.	147,596
11,700	Yamaguchi Financial Group, Inc.	180,389
83,700	Yamaha Corp.(a)	588,610
32,100	Yamato Holdings Co. Ltd.	353,627
1,700	Yamato Kogyo Co. Ltd.	130,153
7,700	Yamazaki Baking Co. Ltd.	172,009
170,100	Yaskawa Electric Corp.	4,492,380
102,100	Yokogawa Electric Corp.	3,155,008
180,600	Yokohama Rubber Co. Ltd.	6,876,977
2,000	Yonex Co. Ltd.	37,488
19,800	Zensho Holdings Co. Ltd.	1,145,731
9,300	Zeon Corp.	104,319
		900,570,092
	Luxembourg — 0.4%
296,478	ArcelorMittal SA	15,398,176
9,961	Eurofins Scientific SE	726,167
13,643	SES SA(a)	96,980
		16,221,323
	Macau — 0.2%
1,953,000	Galaxy Entertainment Group Ltd.	8,805,730
72,400	MGM China Holdings Ltd.	102,996
797,200	Sands China Ltd.	1,694,570
		10,603,296
	Mexico — 0.0%
13,230	Fresnillo PLC	583,913
	Netherlands — 3.9%
228,997	ABN AMRO Bank NV CVA(c)	7,301,370
3,240	Adyen NV* 144A	3,231,863
2,648	ASM International NV	2,010,684
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Netherlands — continued
64,042	ASML Holding NV(b)	84,500,656
160	ASML Holding NV(b)	209,206
8,449	ASML Holding NV, ADR NYRS	11,159,693
35,849	ASR Nederland NV	2,461,910
1,760	Basic-Fit NV* 144A	60,420
143,003	Euronext NV 144A	22,936,346
52,400	Heineken Holding NV	3,736,241
343,291	ING Groep NV	8,941,621
209,400	Koninklijke Ahold Delhaize NV	9,744,717
1,139	Koninklijke Heijmans NV	102,840
6,442	Koninklijke Vopak NV	346,499
122,385	NN Group NV	9,542,882
5,836	SBM Offshore NV	231,374
82,741	Wolters Kluwer NV	6,170,320
		172,688,642
	New Zealand — 0.0%
13,382	Fisher & Paykel Healthcare Corp. Ltd.	284,194
9,806	Xero Ltd.*	520,689
		804,883
	Nigeria — 0.0%
66,241	Airtel Africa PLC 144A	304,455
	Norway — 1.5%
544,271	Aker BP ASA	19,862,632
100,400	Austevoll Seafood ASA	1,068,535
119,200	DNB Bank ASA	3,695,386
695,244	DNO ASA	1,548,813
286,673	Equinor ASA	12,061,445
278,491	Equinor ASA, ADR	11,752,320
4,445	Frontline PLC	154,953
12,337	Kitron ASA	119,491
100,715	Kongsberg Gruppen ASA	4,286,737
680,588	Norsk Hydro ASA	7,173,521
179,300	Orkla ASA	2,241,551
3,174	Protector Forsikring ASA	152,935
27,309	Storebrand ASA	490,669
38,072	Telenor ASA	666,546
9,972	TGS ASA	133,215
		65,408,749
	Peru — 0.0%
20,384	Hochschild Mining PLC	165,047
	Portugal — 0.5%
536,228	Banco Comercial Portugues SA Class R	524,013
39,527	CTT-Correios de Portugal SA	278,768
1,806,055	EDP SA	9,531,668
98,448	Galp Energia SGPS SA	2,385,861
48See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Portugal — continued
205,523	Jeronimo Martins SGPS SA	4,914,719
1,650,798	Sonae SGPS SA	3,653,464
		21,288,493
	Russia — 0.0%
3,792,080	Gazprom PJSC*(d)(e)(f)	—
843,000	GMK Norilskiy Nickel PAO*(d)(e)(f)	—
113,778	LUKOIL PJSC*(d)(e)(f)	—
18,119	Novatek PJSC*(d)(e)(f)	—
169,349	Rosneft Oil Co. PJSC*(d)(e)(f)	—
1,092,670	Sberbank of Russia PJSC*(d)(e)(f)	—
296,674	Tatneft PJSC*(d)(e)(f)	—
		0
	Singapore — 0.5%
126,600	ComfortDelGro Corp. Ltd.	142,337
1,000	Genting Singapore Ltd.(a)	523
16,364	Hafnia Ltd.	123,697
120,400	iFAST Corp. Ltd.(a)	844,893
500,000	IGG, Inc.	224,036
122,300	Jardine Cycle & Carriage Ltd.	3,292,971
230,400	Keppel Infrastructure Trust	91,303
84,500	Keppel Ltd.	781,511
159,200	Netlink NBN Trust(c)	119,400
51,400	SATS Ltd.	141,301
84,300	Singapore Airlines Ltd.	434,710
310,200	Singapore Exchange Ltd.	4,743,252
111,400	Singapore Technologies Engineering Ltd.	946,151
1,904,400	Singapore Telecommunications Ltd.	7,346,790
99,000	United Overseas Bank Ltd.	2,837,577
23,500	UOL Group Ltd.	178,385
15,500	Venture Corp. Ltd.	185,827
99,900	Yangzijiang Financial Holding Ltd.	19,437
99,900	Yangzijiang Maritime Development Ltd.*	40,563
		22,494,664
	South Africa — 0.4%
199,073	Anglo American PLC(b)	8,426,246
20,126	Anglo American PLC(a)(b)	850,461
104,100	Gold Fields Ltd.	4,787,088
46,600	Naspers Ltd. Class N	2,385,692
1,003,000	Old Mutual Ltd.(a)	824,883
72,831	Pan African Resources PLC(b)	137,017
112,725	Pan African Resources PLC(b)	210,417
		17,621,804
	South Korea — 0.4%
84,300	Doosan Bobcat, Inc.	3,177,095
1,496	Hyundai Mobis Co. Ltd.	384,727
38,000	Kia Corp.	3,657,596
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	South Korea — continued
41,937	Samsung Electronics Co. Ltd.	4,710,785
16,040	Samsung Fire & Marine Insurance Co. Ltd.	4,650,393
		16,580,596
	Spain — 2.7%
13,794	ACS Actividades de Construccion y Servicios SA	1,701,514
178,601	Amadeus IT Group SA	10,120,558
13,979	Atalaya Mining Copper SA	131,679
300,961	Banco Bilbao Vizcaya Argentaria SA	6,548,126
336,312	Banco de Sabadell SA	1,205,326
1,499,960	Banco Santander SA	16,918,926
785,541	Bankinter SA(a)	12,327,382
2,668,856	CaixaBank SA	31,920,856
98,952	Cellnex Telecom SA* 144A	3,202,575
14,934	Grifols SA(a)	156,355
704,120	Iberdrola SA	16,112,538
1,222,320	Mapfre SA	5,454,344
421,992	Repsol SA	11,818,897
3,614	Solaria Energia y Medio Ambiente SA*	100,887
62,325	Unicaja Banco SA 144A	185,079
		117,905,042
	Sweden — 2.0%
17,313	Alfa Laval AB	938,754
546,496	Assa Abloy AB Class B	19,474,947
547,920	Atlas Copco AB Class A	9,577,052
202,200	Betsson AB Class B	2,153,410
1,942	Camurus AB*	96,373
334,900	Elekta AB Class B (a)	1,976,298
16,306	Epiroc AB Class A	397,835
20,466	Epiroc AB Class B	437,381
4,839	Granges AB	75,858
107,429	H & M Hennes & Mauritz AB Class B (a)	1,990,320
15,338	Husqvarna AB Class B	59,988
189	L E Lundbergforetagen AB Class B	10,727
27,924	Loomis AB	1,256,152
63,300	NCC AB Class B	1,396,489
185,400	Securitas AB Class B	3,097,164
168,700	SKF AB Class B	4,004,054
800,117	Svenska Cellulosa AB SCA Class B (a)	9,203,140
242,800	Swedbank AB Class A (a)	8,192,002
17,804	Swedish Orphan Biovitrum AB*	739,700
32,256	Tele2 AB Class B	658,915
250,056	Telefonaktiebolaget LM Ericsson, ADR	2,818,131
879,161	Telefonaktiebolaget LM Ericsson Class B (a)	9,896,071
12,034	Trelleborg AB Class B	445,598
284,900	Volvo AB Class B	9,236,675
		88,133,034
50See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Switzerland — 3.9%
111,543	ABB Ltd.(b)	9,027,496
20,306	ABB Ltd.(b)	1,638,551
6,656	Accelleron Industries AG	598,207
121,600	Adecco Group AG(a)	2,928,372
53,300	Avolta AG	3,181,508
570	Belimo Holding AG	458,449
325	Chocoladefabriken Lindt & Spruengli AG	4,541,069
51,291	Cie Financiere Richemont SA Class A	9,094,763
62,406	Clariant AG	615,708
381	Comet Holding AG(a)	119,940
1,230	Flughafen Zurich AG	381,722
66,852	Galderma Group AG	12,896,242
15,080	Huber & Suhner AG	3,323,787
183,353	Julius Baer Group Ltd.	13,444,602
1,261	Kardex Holding AG	375,393
11,959	Landis & Gyr Group AG	758,343
13,875	Logitech International SA(b)	1,261,509
21,169	Logitech International SA(b)	1,928,919
32,084	Lonza Group AG	20,426,092
190,310	On Holding AG Class A *	6,474,346
330,345	Sandoz Group AG	25,784,374
24,214	Schindler Holding AG	7,934,980
57,252	Sika AG	9,474,739
15,786	Sonova Holding AG	3,560,673
4,989	Sunrise Communications AG Class A	296,149
3,730	Temenos AG	320,236
712,566	UBS Group AG(b)	27,578,314
59,066	UBS Group AG(b)	2,307,709
1,526	VAT Group AG 144A	936,747
		171,668,939
	Taiwan — 1.0%
971,000	Chipbond Technology Corp.	2,156,040
413,000	Hon Hai Precision Industry Co. Ltd.	2,484,927
196,000	Taiwan Semiconductor Manufacturing Co. Ltd.	11,049,586
72,770	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,592,622
1,296,000	United Microelectronics Corp.	2,316,769
		42,599,944
	Turkey — 0.1%
1,439,800	Coca-Cola Icecek AS	2,310,814
2,418	Eldorado Gold Corp.(a)	82,769
		2,393,583
	United Kingdom — 9.8%
13,543	Admiral Group PLC	569,223
19,594	AJ Bell PLC	121,747
18,468	Allfunds Group PLC	184,220
162,841	Associated British Foods PLC	4,060,511
91,660	AstraZeneca PLC(b)	17,836,564
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	United Kingdom — continued
35,958	AstraZeneca PLC(b)	7,032,169
35,820	AstraZeneca PLC(b)	7,064,420
52,604	Autotrader Group PLC 144A	327,836
758,803	Aviva PLC	6,021,876
403,600	B&M European Value Retail PLC(a)	905,635
15,031	Babcock International Group PLC	230,674
327,500	BAE Systems PLC	9,497,893
33,877	Balfour Beatty PLC	337,726
6,205,653	Barclays PLC	32,579,287
9,364	Bodycote PLC	76,490
189,610	British American Tobacco PLC	11,004,018
1,801,577	BT Group PLC	5,031,084
16,442	Burberry Group PLC*	239,687
1,899,300	Centrica PLC	5,352,500
18,927	Chemring Group PLC	127,714
533,500	CK Hutchison Holdings Ltd.	4,100,683
76,712	Coca-Cola Europacific Partners PLC	6,955,477
347,505	Compass Group PLC	9,619,236
38,456	Computacenter PLC	1,521,200
79,402	Croda International PLC	2,956,007
24,891	Currys PLC	41,249
609,694	Diageo PLC	11,286,354
456,268	Drax Group PLC	5,369,745
16,570	easyJet PLC(a)	76,541
34,193	Firstgroup PLC	74,823
21,894	Halma PLC	1,108,194
30,173	Hikma Pharmaceuticals PLC	503,873
303,200	Hiscox Ltd.	6,087,926
556,400	HSBC Holdings PLC	9,070,788
243,634	IG Group Holdings PLC	4,578,319
485,332	IMI PLC	16,484,865
229,500	Imperial Brands PLC	9,305,938
20,462	Inchcape PLC	201,645
73,625	Informa PLC	731,259
1,260,030	International Consolidated Airlines Group SA Class DI (b)	5,885,908
28,915	International Consolidated Airlines Group SA Class DI (b)	137,757
1,101,600	J Sainsbury PLC	4,928,570
6,214	JET2 PLC	91,918
14,049	Johnson Matthey PLC	355,973
1,751,120	Kingfisher PLC	6,624,845
19,121	Lancashire Holdings Ltd.	148,657
320,213	Legal & General Group PLC	1,051,474
20,576,416	Lloyds Banking Group PLC	25,337,339
1,514	Lloyds Banking Group PLC, ADR	7,615
273,839	London Stock Exchange Group PLC	32,244,075
949,651	Man Group PLC	3,196,773
393,300	Mitchells & Butlers PLC*	1,318,855
32,159	MONY Group PLC	64,198
4,685,129	NatWest Group PLC	34,635,182
52See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	United Kingdom — continued
21,024	OSB Group PLC	145,103
401,613	Paragon Banking Group PLC	3,835,986
345,600	QinetiQ Group PLC	2,082,354
45,155	Quilter PLC 144A	104,865
158,001	Reckitt Benckiser Group PLC	10,682,666
563,840	RELX PLC(b)	18,520,525
31,420	RELX PLC(b)	1,039,017
39,924	Rightmove PLC	226,573
909,171	Rolls-Royce Holdings PLC	13,832,497
287,132	Sage Group PLC	3,195,016
15,358	Senior PLC	58,647
630,866	Serco Group PLC	2,381,475
899,794	Smith & Nephew PLC	14,161,031
19,202	Smith & Nephew PLC, ADR	610,240
67,868	Spirax Group PLC	6,051,565
88,784	Standard Chartered PLC	1,837,024
1,391,600	Tesco PLC	8,742,015
50,139	TP ICAP Group PLC	180,654
8,111	Vesuvius PLC	42,744
7,271,337	Vodafone Group PLC	10,984,449
1,209,680	Vodafone Group PLC, ADR	18,169,394
		431,588,375
	United States — 9.4%
37,463	Adobe, Inc.*	9,106,506
761,026	Aegon Ltd.	5,531,041
120,999	Agilent Technologies, Inc.	13,791,466
150,550	Alcon AG(b)	11,238,876
14,482	Alcon AG(b)	1,091,219
167	AP Moller - Maersk AS Class A	404,409
234	AP Moller - Maersk AS Class B	578,105
8,754	Autodesk, Inc.*	2,095,708
836,623	BP PLC	6,570,333
76,930	BP PLC, ADR	3,615,710
6,963	Brixmor Property Group, Inc., REIT	200,534
1,964	BRP, Inc.	141,035
5,906	Carnival PLC, ADR	152,198
35,900	Chipotle Mexican Grill, Inc.*	1,149,159
52,637	Cisco Systems, Inc.	4,084,105
111,694	Comcast Corp. Class A	3,206,735
60,107	CRH PLC	6,318,448
3,212	Domino's Pizza, Inc.	1,152,433
518,652	Experian PLC	17,960,857
14,352	Ferrovial SE(b)	930,197
11,672	Ferrovial SE(b)	759,264
27,256	Fortinet, Inc.*	2,227,360
39,487	Gap, Inc.	955,585
44,294	Gen Digital, Inc.	834,056
510,904	GSK PLC	13,959,590
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	United States — continued
54,127	GSK PLC, ADR	2,987,269
5,766,410	Haleon PLC	28,437,622
296,049	Haleon PLC, ADR	2,963,451
9,293	InterContinental Hotels Group PLC	1,223,906
15,480	Intuit, Inc.	6,693,242
14,963	Las Vegas Sands Corp.	806,206
23,942	McDonald's Corp.	7,440,934
172,400	Novartis AG	26,046,743
106,231	Roche Holding AG	41,740,796
37,147	Roche Holding AG, ADR	1,846,577
19,160	Roper Technologies, Inc.	6,779,958
73,145	Salesforce, Inc.	13,653,977
26,217	Sandisk Corp.*	16,656,709
94,600	Sanofi SA	9,095,901
7,114	SBA Communications Corp., REIT	1,224,391
179,706	Schneider Electric SE	49,203,973
249,001	Shell PLC(b)	11,603,380
354,073	Shell PLC(b)	16,472,861
140,378	Shell PLC, ADR	13,055,154
155,300	Signify NV 144A	3,237,267
32,025	Sinch AB*(a) 144A	84,114
15,420	Spotify Technology SA*	7,477,312
6,637	Stryker Corp.	2,180,852
56,700	Swiss Re AG(a)	9,421,843
389,377	Tenaris SA	11,337,600
39,881	Waters Corp.*	11,876,562
8,601	Zoetis, Inc.	1,016,724
		412,620,253
	Zambia — 0.0%
41,123	First Quantum Minerals Ltd.*	980,080
	TOTAL COMMON STOCKS (COST $3,410,765,595)	4,192,182,129
	INVESTMENT COMPANIES — 0.4%
	United States — 0.4%
84,735	iShares Core MSCI EAFE ETF	7,671,059
46,592	iShares MSCI EAFE ETF	4,525,481
13,975	iShares MSCI Eurozone ETF	875,394
58,582	Vanguard FTSE Developed Markets ETF	3,753,935
	TOTAL INVESTMENT COMPANIES (COST $15,085,295)	16,825,869

	PREFERRED STOCKS — 0.1%
	Germany — 0.1%
22,700	Henkel AG & Co. KGaA, 3.06%	1,738,593
2,606	Jungheinrich AG, 3.06%	77,878
69	Porsche Automobil Holding SE, 6.11%	2,474
54See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
	Germany — continued
44,927	Volkswagen AG, 7.28%	4,484,866
		6,303,811
	TOTAL PREFERRED STOCKS (COST $10,860,116)	6,303,811
	RIGHTS — 0.0%
	Italy — 0.0%
590,445	Telecom Italia SpA*(d)(e)	6
	TOTAL RIGHTS (COST $—)	6

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.6%
	Mutual Fund - Securities Lending Collateral — 1.6%
68,911,201	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(g)(h)	68,911,201
	TOTAL SHORT-TERM INVESTMENT (COST $68,911,201)	68,911,201
	TOTAL INVESTMENTS — 97.3% (Cost $3,505,622,207)	4,284,223,016
	Other Assets and Liabilities (net) — 2.7%	118,658,215
	NET ASSETS — 100.0%	$4,402,881,231

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $6 which represents 0.0% of net assets. The aggregate tax cost of these securities held at
March 31, 2026 was $29,569,045.

(f)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at year end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at March 31, 2026 was $29,569,045.

(g)	The rate disclosed is the 7-day net yield as of March 31, 2026.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at year end is $73,270,613 which represents 1.7% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
March 31, 2026
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,235	MSCI EAFE	Jun 2026	$179,142,925	$428,143

Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
ETF	—	Exchange-traded fund
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
56See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
March 31, 2026

Industry Sector Summary	% of Net Assets
Financial	22.7
Consumer, Non-cyclical	16.9
Industrial	14.7
Basic Materials	12.0
Technology	9.3
Consumer, Cyclical	8.9
Energy	6.6
Communications	2.7
Utilities	1.5
Investment Companies	0.4
Diversified	0.0*
Short-Term Investment	1.6
Other Assets and Liabilities (net)	2.7
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2026

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 98.9%
		Asset Backed Securities — 9.7%
133,645		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	122,046
1,800,000		Affirm Master Trust, Series 2025-1A, Class A, 4.99%, due 02/15/33 144A	1,811,553
221,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	223,130
92,825		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	92,500
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	710,106
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	817,743
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,715,348
181,000		AMSR Trust, Series 2025-SFR1, Class A, 3.66%, due 06/17/42 144A	172,517
211,000		AMSR Trust, Series 2025-SFR2, Class A, 4.28%, due 11/17/42 144A	206,529
496,125		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	484,375
1,466,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	1,492,867
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 3.01% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,876,300
2,600,000		Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. USD Term SOFR + 1.24%), due 01/15/39(b) 144A	2,598,050
883,806		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54(c) 144A	892,113
1,950,000		Capital One Multi-Asset Execution Trust, Series 2025-A3, Class A, 4.65%, due 10/15/37	1,930,658
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	399,617
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	199,811
393,529		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	332,903
386,454		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	313,681
3,650,000		CIFC Funding Ltd., Series 2023-1A, Class A1R, 4.91% (3 mo. USD Term SOFR + 1.24%), due 10/15/38(b) 144A	3,649,883
282,087		CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, due 06/20/50 144A	284,917
329,318		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	310,029
242,829		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	225,405
259,305		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	240,419
2,152,000		CNH Equipment Trust, Series 2025-B, Class A3, 4.30%, due 10/15/30	2,158,216
256,000		Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	255,849
328,000		Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, due 05/25/50 144A	326,457
199,000		Compass Datacenters Issuer III LLC, Series 2025-2A, Class A2, 5.84%, due 02/25/50 144A	200,686
1,003,000		Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, due 07/25/50 144A	994,737
1,469,000		Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.90%, due 02/25/56 144A	1,458,648
221,000		Concord Music Royalties LLC, Series 2025-2A, Class A, 5.79%, due 07/20/75 144A	223,307
235,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.00%, due 05/20/55 144A	238,762
176,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class A2, 5.52%, due 12/20/55 144A	177,302
451,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	443,015
419,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	407,789
273,000		DataBank Issuer LLC, Series 2026-1A, Class A2, 5.81%, due 02/25/56 144A	271,880
58See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
256,680		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	254,337
154,613		DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, due 08/20/55 144A	153,491
165,585		DB Master Finance LLC, Series 2025-1A, Class A2II, 5.17%, due 08/20/55 144A	163,560
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	149,162
389,972		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	369,519
177,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, due 07/25/55 144A	176,655
2,702,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2II, 5.22%, due 07/25/55 144A	2,694,409
335,492		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	315,050
398,857		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	360,386
225,435		Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.30%, due 10/20/55 144A	202,379
2,600,000		Eldridge CLO Ltd., Series 2026-3A, Class A, 4.94% (3 mo. USD Term SOFR + 1.22%), due 03/31/38(b) 144A	2,601,009
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	525,005
175,000		Flexential Issuer LLC, Series 2025-1A, Class A2, 6.03%, due 10/25/60 144A	174,197
385,000		Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32%, due 08/15/38(c) 144A	382,688
279,720		GBX Leasing LLC, Series 2026-1A, Class A, 5.13%, due 02/20/56 144A	278,662
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	506,792
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	715,963
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	511,740
160,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	163,129
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,040,296
128,480		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	124,305
278,703		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	257,240
5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 3.48% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,768,586
402,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	398,707
167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	169,071
2,800,000		HPS Loan Management Ltd., Series 2021-16A, Class A1R, 4.78% (3 mo. USD Term SOFR + 1.11%), due 01/23/35(b) 144A	2,798,757
3,750,000	EUR	ICG Euro CLO DAC, Series 2023-1A, Class AR, 3.28% (3 mo. EURIBOR + 1.25%), due 10/19/38(b) 144A	4,303,216
833,754	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 2.67% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	958,154
430,919		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	420,110
261,360		Jersey Mike's Funding LLC, Series 2024-1A, Class A2, 5.64%, due 02/15/55 144A	264,709
388,050		Jersey Mike's Funding LLC, Series 2025-1A, Class A2, 5.61%, due 08/16/55 144A	394,514
347,000		Jersey Mike's Funding LLC, Series 2026-1A, Class A2I, 4.95%, due 02/15/56 144A	343,066
854,928		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 4.87% (30 day USD SOFR Average + 1.20%), due 02/25/55(b) 144A	855,767
154,000		Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, due 02/25/56 144A	153,935
405,660		Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 09/20/65 144A	408,472
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
352,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 08/20/55 144A	355,469
185,000	MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, due 12/20/55 144A	184,576
220,000	MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.27%, due 04/20/56 144A	220,217
2,500,000	MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 4.93% (3 mo. USD Term SOFR + 1.22%), due 04/15/37(b) 144A	2,500,625
384,000	Navient Refinance Loan Trust, Series 2026-A, Class A, 4.50%, due 01/18/56 144A	380,075
55,475	Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	49,207
612,457	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	587,530
196,800	Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	185,692
107,256	New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.66% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	110,808
506,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	425,724
258,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	166,250
2,068,000	NextGear Floorplan Master Owner Trust, Series 2026-1A, Class A2, 4.07%, due 02/18/31 144A	2,050,714
4,750,000	NGC Ltd., Series 2024-1A, Class A1, 5.27% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,752,095
45,570	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	45,216
2,550,000	Ocean Trails CLO 8, Series 2020-8A, Class A1R2, 5.09% (3 mo. USD Term SOFR + 1.28%), due 03/15/38(b) 144A	2,543,204
3,650,000	Octagon 55 Ltd., Series 2021-1A, Class A1R, 4.93% (3 mo. USD Term SOFR + 1.26%), due 03/20/38(b) 144A	3,651,730
1,994,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,006,834
2,486,000	PFS Financing Corp., Series 2025-F, Class A, 4.40%, due 08/15/30 144A	2,486,792
1,498,185	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,508,745
1,000,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 4.99% (3 mo. USD Term SOFR + 1.32%), due 03/06/38(b) 144A	1,003,383
1,487,648	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,463,016
1,563,940	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	1,482,034
222,866	Progress Residential Trust, Series 2025-SFR1, Class A, 3.40%, due 02/17/42 144A	212,301
296,146	Progress Residential Trust, Series 2025-SFR2, Class A, 3.31%, due 04/17/42 144A	279,303
319,000	Progress Residential Trust, Series 2025-SFR4, Class A, 4.30%, due 08/17/42 144A	311,655
249,742	Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, due 10/17/42 144A	239,183
286,000	Progress Residential Trust, Series 2025-SFR6, Class A, 4.00%, due 12/17/42 144A	276,270
224,000	Progress Residential Trust, Series 2026-SFR1, Class A, 3.85%, due 02/17/43 144A	213,742
544,503	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(d) 144A	550,107
633,080	RCKT Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 01/25/45(c) 144A	636,642
2,000,000	Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 5.06% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(b) 144A	2,001,712
311,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	310,356
1,384,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2, 4.99%, due 09/15/49 144A	1,347,808
302,000	RIN II Ltd., Series 2019-1A, Class AR, 5.15% (3 mo. USD Term SOFR + 1.48%), due 01/15/38(b) 144A	302,002
60See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
331,000	RIN XII LLC, Series 2025-1A, Class A1, 4.97% (3 mo. USD Term SOFR + 1.30%), due 04/15/38(b) 144A	330,351
246,000	Sabey Data Center Issuer LLC, Series 2026-1, Class A2, 5.48%, due 01/20/51 144A	244,530
149,260	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	150,018
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	608,854
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	919,208
400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	403,992
100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	102,792
500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	504,648
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	509,128
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	1,016,704
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	1,005,445
2,100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class C, 5.04%, due 03/17/31	2,120,254
2,700,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, due 05/15/31	2,725,180
2,982,551	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	2,993,850
240,000	Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class A2, 5.67%, due 07/25/55 144A	236,484
274,482	ServiceMaster Funding LLC, Series 2021-1, Class A2II, 3.11%, due 07/30/51 144A	236,662
130,340	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	133,642
270,000	Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, due 07/25/55 144A	265,262
33,584	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	30,770
348,719	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	352,166
396,032	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	399,353
415,433	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	411,524
360,990	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	335,779
250,000	Sprite Ltd., Series 2026-1, Class A, 5.23%, due 03/15/41 144A	246,571
2,271,307	STORE Master Funding LLC, Series 2025-1A, Class A2, 4.98%, due 10/20/55 144A	2,210,702
128,375	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	129,296
2,719,575	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	2,746,571
438,450	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	428,606
307,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/55 144A	306,940
103,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	101,134
386,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, due 03/25/55 144A	372,623
202,000	Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, due 10/25/55 144A	197,634
2,828,000	Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, due 08/25/55 144A	2,790,793
263,000	Taco Bell Funding LLC, Series 2025-1A, Class A2II, 5.05%, due 08/25/55 144A	257,642
257,890	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	235,634
665,739	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(d) 144A	671,605
695,605	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64(c) 144A	694,412
669,789	Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, 5.80%, due 01/25/65(c) 144A	674,697
4,007,346	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	3,992,787
1,383,295	Tricon Residential Trust, Series 2025-SFR1, Class A, 4.77% (1 mo. USD Term SOFR + 1.10%), due 03/17/42(b) 144A	1,381,118
349,320	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	328,813
192,050	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	177,712
674,573	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	647,799
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
527,816	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	509,476
622,402	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	598,559
255,160	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	246,039
192,548	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	183,511
672,412	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	574,872
2,235,039	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,162,754
2,008,438	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,037,873
1,574,412	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,564,176
1,202,051	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,235,045
1,733,906	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,786,577
249,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 04/20/55 144A	253,153
172,000	Uniti Fiber ABS Issuer LLC, Series 2025-2A, Class A2, 5.18%, due 01/20/56 144A	171,722
288,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	275,148
193,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 03/15/56 144A	189,877
275,000	Verizon Master Trust, Series 2025-9, Class A1A, 3.96%, due 10/21/30	274,266
1,955,689	Wendy's Funding LLC, Series 2019-1A, Class A2II, 4.08%, due 06/15/49 144A	1,883,469
1,797,550	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,665,131
1,090,357	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, due 09/19/39 144A	1,097,747
247,156	Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.16%, due 12/15/50 144A	246,648
128,199	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	124,396
243,315	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 06/15/50 144A	246,784
277,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, due 12/05/54 144A	281,823
247,345	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	234,938
354,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, due 03/20/55 144A	357,703
		149,288,575
	Corporate Debt — 33.1%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	220,061
1,193,000	Abbott Laboratories, 4.30%, due 03/15/33	1,167,884
1,670,000	Abbott Laboratories, 4.65%, due 03/15/36	1,633,666
65,000	AbbVie, Inc., 4.05%, due 11/21/39	57,082
402,000	AbbVie, Inc., 4.40%, due 03/15/33	394,751
860,000	AbbVie, Inc., 5.05%, due 03/15/34	873,138
500,000	AbbVie, Inc., 5.40%, due 03/15/54	477,763
189,000	Advanced Drainage Systems, Inc., 5.38%, due 03/01/34 144A	184,392
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,224,057
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	288,004
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	232,147
2,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	2,166,384
1,253,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,138,435
256,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (5 yr. CMT + 2.44%), due 01/31/56(b)	256,475
250,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34 144A	254,936
297,785	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	275,894
370,000	Aetna, Inc., 4.75%, due 03/15/44	311,755
150,000	Aker BP ASA, 3.75%, due 01/15/30 144A	144,181
2,133,000	Aker BP ASA, 4.00%, due 01/15/31 144A	2,047,125
150,000	Albertsons Cos., Inc., 5.63%, due 03/31/32(e) 144A	147,800
62See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
25,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 03/31/31 144A	24,748
812,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, due 03/31/34 144A	795,432
655,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	548,275
870,000	Alexandria Real Estate Equities, Inc., 5.50%, due 10/01/35	866,348
225,599	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	171,702
463,000	Ally Financial, Inc., 5.55% (1 day USD SOFR + 1.78%), due 07/31/33(b)	455,063
231,000	Ally Financial, Inc., 5.74% (1 day USD SOFR Index + 1.96%), due 05/15/29(b)	234,661
311,000	Ally Financial, Inc., 6.18% (1 day USD SOFR + 2.29%), due 07/26/35(b)	312,082
394,000	Ally Financial, Inc., 8.00%, due 11/01/31	437,573
576,000	Alphabet, Inc., 4.40%, due 02/15/33	568,993
350,000	Alphabet, Inc., 4.70%, due 11/15/35	345,930
75,000	Alphabet, Inc., 5.50%, due 02/15/46	74,442
95,000	Alphabet, Inc., 5.65%, due 02/15/56	94,762
101,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	102,682
1,798,000	Amazon.com, Inc., 4.10%, due 04/13/62	1,343,833
439,000	Amazon.com, Inc., 4.55%, due 03/13/33	434,903
140,000	Amazon.com, Inc., 5.80%, due 03/13/56	139,986
140,000	Amazon.com, Inc., 5.95%, due 03/13/66	140,566
155,000	Amazon.com, Inc., 6.05%, due 03/13/76	154,212
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,789,688
608,427	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	545,255
366,212	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	341,801
60,755	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	57,900
483,562	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	446,974
163,372	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	155,834
259,348	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	252,499
147,697	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	144,495
304,825	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	291,164
232,675	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	225,732
401,197	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	394,332
381,000	American Airlines Pass-Through Trust, 4.90%, due 11/11/39	372,092
133,000	American Airlines Pass-Through Trust, 5.65%, due 05/11/36	133,937
6,000	American Airlines, Inc., 7.25%, due 02/15/28 144A	6,039
96,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	99,247
221,000	American Electric Power Co., Inc., 5.80% (5 yr. CMT + 2.13%), due 03/15/56(b)(e)	218,460
101,000	American Electric Power Co., Inc., 6.05% (5 yr. CMT + 1.94%), due 03/15/56(b)	100,142
349,000	American Tower Corp., 4.70%, due 12/15/32	343,078
285,000	American Tower Corp., 5.55%, due 07/15/33	293,009
284,000	American Tower Corp., 5.65%, due 03/15/33	293,625
2,305,000	American Tower Trust, 5.49%, due 03/15/53 144A	2,331,780
1,444,000	Amgen, Inc., 5.25%, due 03/02/33	1,482,371
535,000	Amgen, Inc., 5.65%, due 03/02/53	518,521
204,000	Amphenol Corp., 4.40%, due 02/15/33	199,164
374,000	Anglo American Capital PLC, 5.00%, due 03/21/33 144A	368,419
686,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	618,595
332,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, due 10/15/33 144A	328,546
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
831,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, due 07/01/34 144A	819,451
367,000	Apollo Debt Solutions BDC, 6.70%, due 07/29/31	371,501
604,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29	618,280
1,526,000	AppLovin Corp., 5.13%, due 12/01/29	1,535,205
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	912,135
645,000	AptarGroup, Inc., 4.75%, due 03/30/31	639,575
875,000	Aptiv Swiss Holdings Ltd., 5.15%, due 09/13/34(e)	893,869
239,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, due 01/30/31 144A	237,140
444,000	ARES Strategic Income Fund, 5.15%, due 01/15/31 144A	419,669
222,000	ARES Strategic Income Fund, 5.45%, due 09/09/28 144A	219,798
292,000	ARES Strategic Income Fund, 5.60%, due 02/15/30(e)	284,293
48,000	ARES Strategic Income Fund, 5.70%, due 03/15/28	47,946
385,000	ARES Strategic Income Fund, 5.80%, due 09/09/30 144A	374,593
259,000	ARES Strategic Income Fund, 6.20%, due 03/21/32	254,017
161,000	ARES Strategic Income Fund, 6.35%, due 08/15/29	161,593
1,780,000	Arizona Public Service Co., 5.70%, due 08/15/34	1,845,749
94,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	90,932
256,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	246,837
710,000	Ascension Health, 2.53%, due 11/15/29	667,761
150,000	Ascension Health, 3.11%, due 11/15/39	117,717
387,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	386,853
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	121,810
139,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 07/15/33 144A	141,479
2,050,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	1,802,544
660,000	Ashtead Capital, Inc., 5.50%, due 08/11/32 144A	669,549
547,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	552,606
351,000	Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, due 02/01/34 144A	341,022
2,200,000	AT&T, Inc., 2.25%, due 02/01/32	1,922,693
870,000	AT&T, Inc., 2.75%, due 06/01/31	795,844
814,000	AT&T, Inc., 3.50%, due 06/01/41	631,856
1,014,000	AT&T, Inc., 3.65%, due 09/15/59	657,566
249,000	AT&T, Inc., 4.50%, due 05/15/35	236,137
1,824,000	AT&T, Inc., 4.75%, due 04/30/33	1,807,259
238,000	Athene Global Funding, 4.72%, due 10/08/29 144A	234,285
248,000	Athene Global Funding, 5.32%, due 11/13/31 144A	245,333
266,000	Athene Holding Ltd., 3.50%, due 01/15/31	246,949
172,000	Athene Holding Ltd., 6.63% (5 yr. CMT + 2.61%), due 10/15/54(b)	158,964
2,371,000	Atlas Warehouse Lending Co. LP, 4.63%, due 11/15/28 144A	2,335,907
250,000	Atlas Warehouse Lending Co. LP, 5.25%, due 01/15/33 144A	242,254
250,000	Atlas Warehouse Lending Co. LP, 6.25%, due 01/15/30 144A	257,218
168,000	Augusta SpinCo Corp., 4.95%, due 03/23/33	167,468
400,000	Augusta SpinCo Corp., 5.25%, due 03/23/36	400,250
1,720,000	AutoNation, Inc., 4.75%, due 06/01/30	1,709,648
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,043,051
200,000	Azul Secured Finance LLP, 9.88%, due 02/15/31 144A	183,125
254,000	Azule Energy Finance PLC, 8.63%, due 01/22/33 144A	256,422
220,000	Ball Corp., 5.50%, due 09/15/33	220,336
64See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
455,000	Banco Bradesco SA, 5.38%, due 01/20/31 144A	449,039
547,000	Banco Santander SA, 4.55%, due 11/06/30	539,400
400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(b)(e)	409,669
506,000	Banco Santander SA, 9.63% (5 yr. CMT + 5.30%)(b)(f)	584,426
505,000	Bank Hapoalim BM, 4.72%, due 07/14/29(g) 144A	499,191
200,000	Bank Hapoalim BM, 5.25%, due 01/14/33(g) 144A	197,691
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,154,280
663,000	Bank of America Corp., 2.59% (1 day USD SOFR + 2.15%), due 04/29/31(b)	612,675
4,063,000	Bank of America Corp., 2.69% (1 day USD SOFR + 1.32%), due 04/22/32(b)	3,683,289
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	217,593
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,132,982
5,444,000	Bank of America Corp., 4.57% (1 day USD SOFR + 1.83%), due 04/27/33(b)	5,351,167
1,057,000	Bank of America Corp., 5.43% (1 day USD SOFR + 1.91%), due 08/15/35(b)	1,055,007
122,000	Bank of America Corp., 5.52% (1 day USD SOFR + 1.74%), due 10/25/35(b)	122,040
661,000	Bank of America Corp., 6.63% (5 yr. CMT + 2.68%)(b)(f)	678,123
554,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	569,321
287,000	Bank of New York Mellon Corp., 4.94% (1 day USD SOFR + 0.89%), due 02/11/31(b)	290,841
400,000	Barclays PLC, 4.84% (1 day USD SOFR + 1.34%), due 09/10/28(b)	401,627
430,000	Barclays PLC, 4.94% (1 day USD SOFR + 1.56%), due 09/10/30(b)	432,297
615,000	Barclays PLC, 5.21% (1 day USD SOFR + 1.51%), due 02/24/37(b)	595,437
413,000	Barclays PLC, 5.37% (1 day USD SOFR + 1.23%), due 02/25/31(b)	420,290
1,994,000	Barclays PLC, 6.49% (1 day USD SOFR + 2.22%), due 09/13/29(b)	2,076,668
492,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(f)	509,362
156,000	BAT Capital Corp., 3.56%, due 08/15/27	154,339
1,970,000	BAT Capital Corp., 4.39%, due 08/15/37	1,790,934
625,000	Baxter International, Inc., 4.90%, due 12/15/30	617,138
3,130,000	Beignet Investor LLC, 6.58%, due 05/30/49 144A	3,220,552
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	525,014
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	89,417
120,000	Black Pearl Compute LLC, 6.13%, due 02/15/31 144A	122,286
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	602,825
366,000	Blackstone Private Credit Fund, 5.05%, due 09/10/30(e)	345,287
373,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30	355,658
234,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29	230,647
271,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28	276,688
124,000	Block, Inc., 5.63%, due 08/15/30 144A	123,385
161,000	Block, Inc., 6.00%, due 08/15/33 144A	158,507
337,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29(e) 144A	327,189
260,000	BNP Paribas SA, 2.16% (1 day USD SOFR + 1.22%), due 09/15/29(b) 144A	244,995
1,952,000	BNP Paribas SA, 4.92% (1 day USD SOFR + 1.29%), due 01/15/34(b) 144A	1,909,576
555,000	BNP Paribas SA, 5.50% (1 day USD SOFR + 1.59%), due 05/20/30(b) 144A	568,719
180,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(f) 144A	188,333
325,000	Boeing Co., 3.95%, due 08/01/59	224,468
1,795,000	Boeing Co., 5.71%, due 05/01/40	1,798,665
1,220,000	Boeing Co., 6.53%, due 05/01/34	1,329,507
211,000	BP Capital Markets America, Inc., 4.81%, due 02/13/33	211,783
334,000	BPCE SA, 4.76% (1 day USD SOFR + 1.27%), due 01/13/32(b) 144A	329,516
368,000	BPCE SA, 5.94% (1 day USD SOFR + 1.85%), due 05/30/35(b) 144A	376,594
347,000	Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, due 01/15/33 144A	337,698
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
75,954	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	73,503
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31	939,663
1,077,000	Broadcom, Inc., 3.42%, due 04/15/33	985,238
1,180,000	Broadcom, Inc., 3.47%, due 04/15/34	1,063,121
111,000	Broadcom, Inc., 4.55%, due 02/15/32	110,080
1,794,000	Broadcom, Inc., 4.80%, due 02/15/36	1,749,713
613,000	Broadcom, Inc., 4.90%, due 07/15/32	618,584
1,493,000	Broadcom, Inc., 5.70%, due 01/15/56	1,486,314
2,131,000	Broadridge Financial Solutions, Inc., 2.60%, due 05/01/31	1,898,489
1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	1,588,911
307,000	Brookfield Finance, Inc., 6.30% (5 yr. CMT + 2.08%), due 01/15/55(b)	294,202
150,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	142,460
1,444,000	Brown & Brown, Inc., 4.90%, due 06/23/30	1,443,043
1,732,000	Brown & Brown, Inc., 5.25%, due 06/23/32	1,729,853
321,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	295,915
311,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	307,413
1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	1,493,862
1,215,000	Bunge Ltd. Finance Corp., 5.15%, due 08/04/35	1,210,353
163,000	Cable One, Inc., 4.00%, due 11/15/30(e) 144A	113,656
439,000	Canadian Imperial Bank of Commerce, 6.50% (5 yr. CMT + 2.73%), due 07/28/86(b)	429,244
630,000	Canadian Natural Resources Ltd., 5.00%, due 12/15/29	640,024
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	514,796
845,000	Capital One Financial Corp., 5.88% (1 day USD SOFR + 1.99%), due 07/26/35(b)	865,841
165,000	Capital Power U.S. Holdings, Inc., 5.26%, due 06/01/28 144A	166,008
315,000	Capital Power U.S. Holdings, Inc., 6.19%, due 06/01/35 144A	323,165
326,000	Carnival Corp., 5.13%, due 05/01/29 144A	323,785
877,000	Carnival Corp., 5.75%, due 08/01/32 144A	877,811
390,000	Carnival Corp., 5.88%, due 06/15/31 144A	395,039
707,000	CBRE Services, Inc., 4.80%, due 06/15/30	709,085
1,390,000	CBRE Services, Inc., 4.90%, due 01/15/33	1,371,318
252,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	229,845
172,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	153,800
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	207,243
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, due 03/01/31(e) 144A	208,807
308,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, due 02/01/36 144A	306,996
700,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	699,145
343,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	320,395
1,230,000	Cencora, Inc., 4.90%, due 02/13/36	1,205,550
130,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	91,183
85,000	Cenovus Energy, Inc., 5.40%, due 03/20/36(e)	84,607
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	195,339
950,000	Cenovus Energy, Inc., 6.75%, due 11/15/39	1,039,210
311,000	Centene Corp., 3.00%, due 10/15/30	272,731
205,000	Centene Corp., 3.38%, due 02/15/30	185,311
252,000	CenterPoint Energy, Inc., 5.95% (5 yr. CMT + 2.22%), due 04/01/56(b)	249,842
110,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(b)(e)	115,658
160,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(b)	165,244
227,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	213,228
66See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
185,000	Champion Iron Canada, Inc., 7.88%, due 07/15/32 144A	192,304
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(e)	107,240
140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42	95,932
700,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	563,837
3,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,155,198
20,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.55%, due 06/01/34	20,775
196,000	Cheniere Energy Partners LP, 5.55%, due 10/30/35	199,680
424,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	444,629
1,602,000	Cheniere Energy, Inc., 5.20%, due 07/30/36 144A	1,586,261
185,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	197,325
308,000	Cimpress PLC, 7.38%, due 09/15/32 144A	305,695
146,000	Cipher Compute LLC, 7.13%, due 11/15/30 144A	151,443
525,000	Citigroup, Inc., 2.56% (1 day USD SOFR + 1.17%), due 05/01/32(b)	469,824
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	336,455
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,831,388
440,000	Citigroup, Inc., 4.41% (1 day USD SOFR + 3.91%), due 03/31/31(b)	435,074
1,959,000	Citigroup, Inc., 4.95% (1 day USD SOFR + 1.46%), due 05/07/31(b)	1,972,374
1,350,000	Citigroup, Inc., 6.02% (1 day USD SOFR + 1.83%), due 01/24/36(b)	1,378,952
541,000	Citigroup, Inc., 6.17% (1 day USD SOFR + 2.66%), due 05/25/34(b)	560,273
471,000	Citigroup, Inc., 6.63% (5 yr. CMT + 3.00%)(b)(f)	471,674
102,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	96,278
296,000	Citizens Financial Group, Inc., 5.25% (1 day USD SOFR + 1.26%), due 03/05/31(b)	299,622
76,000	Citizens Financial Group, Inc., 5.30% (5 yr. CMT + 1.45%), due 01/29/36(b)	75,342
737,000	Citizens Financial Group, Inc., 5.72% (1 day USD SOFR + 1.91%), due 07/23/32(b)	757,795
125,000	Clean Harbors, Inc., 5.75%, due 10/15/33 144A	124,823
200,000	Clue Opco LLC, 9.50%, due 10/15/31 144A	193,821
246,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 01/15/30 144A	239,413
484,000	CNO Financial Group, Inc., 5.25%, due 05/30/29(e)	485,174
209,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	215,800
173,000	CNO Global Funding, 4.70%, due 12/11/30 144A	170,850
305,000	Columbia Pipelines Holding Co. LLC, 5.00%, due 11/17/32 144A	303,111
602,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	616,216
1,423,000	Columbia Pipelines Operating Co. LLC, 5.44%, due 02/15/35 144A	1,443,750
391,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	412,156
5,000	Comcast Corp., 3.97%, due 11/01/47	3,683
200,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	196,617
850,000	Comision Federal de Electricidad, 6.05%, due 01/28/34(e) 144A	824,797
1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,673,582
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	272,621
413,000	Comstock Resources, Inc., 5.88%, due 01/15/30 144A	400,139
738,000	ConocoPhillips Co., 5.50%, due 01/15/55(e)	705,584
463,000	ConocoPhillips Co., 5.55%, due 03/15/54	443,972
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	74,083
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	295,060
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31(e)	339,723
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
250,000	Constellation Energy Generation LLC, 3.75%, due 03/01/31 144A	238,636
193,000	Constellation Energy Generation LLC, 4.40%, due 01/15/31	190,563
225,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	238,975
1,155,000	Constellation Software, Inc., 5.16%, due 02/16/29(e) 144A	1,160,427
279,000	Continental Resources, Inc., 2.88%, due 04/01/32 144A	244,480
441,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	449,617
1,536,000	COPT Defense Properties LP, 4.50%, due 10/15/30	1,516,800
1,214,000	Corebridge Financial, Inc., 5.75%, due 01/15/34	1,245,614
1,085,000	Corebridge Global Funding, 4.85%, due 06/06/30 144A	1,085,187
312,000	CoreWeave, Inc., 9.00%, due 02/01/31 144A	297,264
215,000	CoreWeave, Inc., 9.25%, due 06/01/30 144A	209,112
440,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	450,872
550,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	497,576
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	859,315
777,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	729,244
471,000	Credit Agricole SA, 5.86% (1 day USD SOFR + 1.74%), due 01/09/36(b) 144A	485,371
257,000	CSN Resources SA, 4.63%, due 06/10/31(e) 144A	157,770
2,592,000	Cummins, Inc., 5.15%, due 02/20/34	2,636,145
635,000	CVS Health Corp., 4.78%, due 03/25/38	585,519
470,000	CVS Health Corp., 5.00%, due 09/15/32	470,568
130,000	CVS Health Corp., 5.13%, due 07/20/45	114,219
768,300	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	779,266
333,826	CVS Pass-Through Trust, 6.94%, due 01/10/30	343,774
1,095,745	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,157,324
539,000	DAE Funding LLC, 4.95%, due 01/15/33 144A	512,106
478,000	Danske Bank AS, 5.00% (1 yr. CMT + 0.98%), due 03/27/32(b) 144A	479,415
437,000	Danske Bank AS, 5.02% (1 yr. CMT + 0.93%), due 03/04/31(b) 144A	440,017
261,000	DaVita, Inc., 4.63%, due 06/01/30 144A	251,108
115,000	Dcli Bidco LLC, 7.75%, due 11/15/29 144A	116,385
276,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	270,034
576,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31	569,409
475,000	Dell International LLC/EMC Corp., 4.75%, due 10/06/32	468,415
487,000	Dell International LLC/EMC Corp., 5.30%, due 04/01/32	494,746
705,000	Dell International LLC/EMC Corp., 5.40%, due 04/15/34(e)	711,584
971,801	Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	939,950
253,000	Delta Air Lines, Inc., 5.25%, due 07/10/30	254,773
1,045,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	1,043,865
578,000	Deutsche Bank AG, 3.74% (1 day USD SOFR + 2.26%), due 01/07/33(b)	526,952
760,000	Deutsche Bank AG, 4.47% (1 day USD SOFR + 1.10%), due 12/10/31(b)	747,475
322,000	Deutsche Bank AG, 4.73% (1 day USD SOFR + 1.14%), due 02/06/32(b)(e)	317,188
1,045,000	Deutsche Bank AG, 4.95% (1 day USD SOFR + 1.30%), due 08/04/31(b)	1,041,357
279,000	Deutsche Bank AG, 5.30% (1 day USD SOFR + 1.72%), due 05/09/31(b)	281,957
460,000	Deutsche Bank AG, 5.37% (1 day USD SOFR + 1.21%), due 01/10/29(b)	465,448
150,000	Deutsche Bank AG, 6.82% (1 day USD SOFR + 2.51%), due 11/20/29(b)	157,523
1,900,000	Diamondback Energy, Inc., 6.25%, due 03/15/33	2,028,178
228,000	Discovery Global Holdings, Inc., 4.28%, due 03/15/32	202,065
522,000	Discovery Global Holdings, Inc., 5.05%, due 03/15/42	345,202
384,000	Dominion Energy, Inc., 6.00% (5 yr. CMT + 2.26%), due 02/15/56(b)	381,814
462,000	Dominion Energy, Inc., 6.20% (5 yr. CMT + 2.01%), due 02/15/56(b)	458,107
68See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
285,000	Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	293,516
149,000	Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)(e)	157,653
772,000	DT Midstream, Inc., 4.38%, due 06/15/31 144A	744,404
166,000	DT Midstream, Inc., 5.80%, due 12/15/34 144A	170,544
413,413	DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	408,532
2,038,000	DTE Energy Co., 5.85%, due 06/01/34	2,134,703
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	315,909
349,000	Duke Energy Corp., 5.75%, due 09/15/33	363,260
435,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	309,972
1,419,000	Duke Energy Indiana LLC, 4.95%, due 03/15/36	1,397,482
1,525,000	Duke Energy Indiana LLC, 5.25%, due 03/01/34	1,565,603
523,000	DuPont de Nemours, Inc., 4.73%, due 11/15/28 144A	525,091
200,000	Eaton Corp., 4.50%, due 03/06/33	197,316
228,000	Ecopetrol SA, 6.88%, due 04/29/30	228,385
790,000	Ecopetrol SA, 8.63%, due 01/19/29	835,492
575,000	Edison International, 5.25%, due 11/15/28	579,782
261,000	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, due 02/15/32 144A	260,036
545,000	Electricite de France SA, 5.65%, due 04/22/29(e) 144A	562,731
459,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(f) 144A	531,658
15,000	Elevance Health, Inc., 5.10%, due 01/15/44	13,672
455,000	Enact Holdings, Inc., 6.25%, due 05/28/29	468,480
363,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	360,134
521,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	520,326
352,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	352,409
217,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	244,259
189,000	Endo Finance Holdings LP, 8.50%, due 04/15/31 144A	198,043
115,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(g)	110,839
219,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(g)	203,974
150,000	Energy Transfer LP, 5.30%, due 04/01/44	134,557
590,000	Energy Transfer LP, 5.30%, due 04/15/47	522,585
170,000	Energy Transfer LP, 5.40%, due 10/01/47	151,220
1,963,000	Energy Transfer LP, 5.60%, due 09/01/34	2,001,330
25,000	Energy Transfer LP, 6.40%, due 12/01/30	26,716
228,000	Energy Transfer LP, 6.50% (5 yr. CMT + 2.68%), due 02/15/56(b)	225,404
768,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(f)	767,096
65,000	Energy Transfer LP, 6.55%, due 12/01/33	70,200
441,000	Energy Transfer LP, 6.75% (5 yr. CMT + 2.48%), due 02/15/56(b)	440,333
1,439,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(f)	1,468,442
477,000	Entergy Corp., 5.88% (5 yr. CMT + 2.18%), due 06/15/56(b)	470,792
217,000	Entergy Corp., 6.10% (5 yr. CMT + 2.01%), due 06/15/56(b)	214,266
2,445,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	2,322,519
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,297,657
721,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	715,094
204,000	Enterprise Products Operating LLC, 5.35%, due 01/31/33	210,510
204,000	EOG Resources, Inc., 5.00%, due 07/15/32	206,615
25,000	EQT Corp., 7.50%, due 06/01/30	27,232
205,000	Eskom Holdings, 6.35%, due 08/10/28(e) 144A	206,479
2,050,000	Eversource Energy, 2.90%, due 03/01/27	2,024,017
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,308,733
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,331,319
162,000	Exelon Corp., 5.13%, due 03/15/31	164,968
92,000	Exelon Corp., 6.50% (5 yr. CMT + 1.98%), due 03/15/55(b)	93,862
419,000	Expand Energy Corp., 4.75%, due 02/01/32	408,426
620,000	Fair Isaac Corp., 6.25%, due 09/15/34 144A	610,320
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,026,622
675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33	705,572
645,000	Fedex Freight Holding Co., Inc., 4.65%, due 03/15/31 144A	634,235
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,241,114
1,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	1,125,751
216,000	FIBRA Prologis, 5.50%, due 11/26/35 144A	208,909
590,000	Fidelity National Information Services, Inc., 4.80%, due 03/10/31	585,614
181,000	Fifth Third Bancorp, 4.77% (1 day USD SOFR Index + 2.13%), due 07/28/30(b)	181,110
307,000	Fifth Third Bancorp, 5.63% (1 day USD SOFR + 1.84%), due 01/29/32(b)	316,545
264,000	Fifth Third Bancorp, 6.99% (3 mo. USD Term SOFR + 3.29%)(b)(f)	263,018
228,000	Fifth Third Financial Corp., 5.98% (1 day USD SOFR + 2.16%), due 01/30/30(b)	235,306
684,000	First Citizens BancShares, Inc., 4.87% (1 day USD SOFR + 1.49%), due 03/03/32(b)	661,279
417,000	First Citizens BancShares, Inc., 5.23% (1 day USD SOFR + 1.41%), due 03/12/31(b)	413,976
403,000	First Citizens BancShares, Inc., 5.60% (5 yr. CMT + 1.85%), due 09/05/35(b)	394,388
281,000	First Citizens BancShares, Inc., 7.00% (5 yr. CMT + 3.30%)(b)(e)(f)	281,487
246,000	First Horizon Corp., 5.51% (1 day USD SOFR + 1.77%), due 03/07/31(b)	249,568
200,000	First Quantum Minerals Ltd., 6.38%, due 02/15/36 144A	192,557
200,000	First Quantum Minerals Ltd., 7.25%, due 02/15/34 144A	203,770
200,000	First Quantum Minerals Ltd., 8.00%, due 03/01/33 144A	208,721
200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	207,619
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	2,117,082
221,000	Flowserve Corp., 3.50%, due 10/01/30	208,222
1,560,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	1,459,389
350,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	315,523
1,313,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,222,468
1,032,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	1,022,538
544,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	550,264
987,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34(e)	978,050
1,075,000	Foundry JV Holdco LLC, 5.90%, due 01/25/33 144A	1,106,127
548,000	Foundry JV Holdco LLC, 6.10%, due 01/25/36 144A	565,119
735,000	Foundry JV Holdco LLC, 6.25%, due 01/25/35 144A	770,593
373,000	Freedom Mortgage Holdings LLC, 6.88%, due 05/01/31 144A	349,084
159,000	Freedom Mortgage Holdings LLC, 7.88%, due 04/01/33 144A	149,238
267,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	271,067
707,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	627,353
390,000	Froneri Lux FinCo SARL, 6.00%, due 08/01/32 144A	380,629
484,000	GA Global Funding Trust, 4.50%, due 09/18/30 144A	466,331
245,000	GA Global Funding Trust, 5.20%, due 12/09/31 144A	240,183
165,000	Gap, Inc., 3.63%, due 10/01/29 144A	154,249
231,000	Garda World Security Corp., 6.50%, due 01/15/31 144A	234,368
370,000	GCI LLC, 4.75%, due 10/15/28 144A	358,369
3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,949,772
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	444,279
70See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,194,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,136,029
1,177,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	1,209,756
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	897,965
40,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, due 03/15/34	39,838
180,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, due 05/15/32	185,233
241,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	249,185
1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,885,182
204,000	Georgia Power Co., 4.95%, due 05/17/33	205,719
293,000	GFL Environmental Holdings U.S., Inc., 5.50%, due 02/01/34 144A	287,739
2,471,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	2,166,973
1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,448,779
142,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	136,852
594,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	509,137
279,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29 144A	277,819
67,000	Global Partners LP/GLP Finance Corp., 7.13%, due 07/01/33 144A	67,589
165,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	171,197
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,194,376
1,100,000	Goldman Sachs Group, Inc., 1.54% (1 day USD SOFR + 0.82%), due 09/10/27(b)	1,085,824
2,271,000	Goldman Sachs Group, Inc., 2.62% (1 day USD SOFR + 1.28%), due 04/22/32(b)	2,040,657
458,000	Goldman Sachs Group, Inc., 2.65% (1 day USD SOFR + 1.26%), due 10/21/32(b)	406,744
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,050,731
2,531,000	Goldman Sachs Group, Inc., 5.07% (1 day USD SOFR + 1.19%), due 01/21/37(b)	2,475,431
924,000	Goldman Sachs Group, Inc., 5.22% (1 day USD SOFR + 1.58%), due 04/23/31(b)	939,802
476,000	Golub Capital BDC, Inc., 7.05%, due 12/05/28	487,244
293,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	274,544
327,000	Gray Media, Inc., 10.50%, due 07/15/29(e) 144A	347,681
132,000	HCA, Inc., 4.30%, due 11/15/30	129,864
203,000	HCA, Inc., 4.60%, due 11/15/32	197,524
383,000	HCA, Inc., 5.45%, due 04/01/31	392,657
275,000	HCA, Inc., 7.75%, due 07/15/36	318,887
165,000	Herc Holdings, Inc., 5.75%, due 03/15/31 144A	162,652
30,000	Herc Holdings, Inc., 6.00%, due 03/15/34(e) 144A	29,034
1,486,000	Hercules Capital, Inc., 5.35%, due 02/10/29(e)	1,457,196
63,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	64,389
290,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	282,461
205,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	198,550
237,000	Hilton Domestic Operating Co., Inc., 5.50%, due 03/31/34 144A	231,730
344,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	340,117
204,000	Home Depot, Inc., 3.25%, due 04/15/32	190,502
495,000	Home Depot, Inc., 4.95%, due 06/25/34	498,752
4,496,000	Honeywell Aerospace, Inc., 4.60%, due 03/16/33 144A	4,445,731
205,000	Honeywell Aerospace, Inc., 4.95%, due 03/16/36 144A	203,481
482,000	Horizon Mutual Holdings, Inc., 6.20%, due 11/15/34 144A	451,857
168,000	Howard Midstream Energy Partners LLC, 6.63%, due 01/15/34 144A	168,759
45,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	46,701
120,000	HPS Corporate Lending Fund, 5.15%, due 04/02/29 144A	116,653
106,000	HPS Corporate Lending Fund, 5.45%, due 11/15/30 144A	101,472
65,000	HPS Corporate Lending Fund, 5.95%, due 04/14/32	62,841
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,704,000	HSBC Holdings PLC, 5.13% (1 day USD SOFR + 1.29%), due 03/03/31(b)	1,723,669
278,000	HTA Group Ltd., 6.75%, due 04/01/31(i) 144A	275,344
286,000	Huntington Bancshares, Inc., 5.27% (1 day USD SOFR + 1.28%), due 01/15/31(b)	290,435
128,000	Huntington Bancshares, Inc., 6.14% (5 yr. CMT + 1.70%), due 11/18/39(b)	130,700
209,000	Huntington Bancshares, Inc., 6.21% (1 day USD SOFR + 2.02%), due 08/21/29(b)	216,845
189,000	Huntington Bancshares, Inc., 6.25% (5 yr. CMT + 2.65%)(b)(f)	186,353
260,000	IHS Holding Ltd., 7.88%, due 05/29/30 144A	263,654
455,000	IHS Holding Ltd., 8.25%, due 11/29/31(e) 144A	467,175
354,000	Iliad Holding SAS, 7.00%, due 04/15/32 144A	354,867
200,000	Iliad Holding SAS, 8.50%, due 04/15/31 144A	209,431
2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,052,911
157,000	Industrial F&B Investments III, Inc., 7.75%, due 02/11/33 144A	158,767
2,790,000	ING Groep NV, 4.80% (1 day USD SOFR Index + 1.26%), due 03/23/32(b)	2,774,115
120,000	ING Groep NV, 5.34% (1 day USD SOFR + 1.44%), due 03/19/30(b)	122,566
200,000	ING Groep NV, 6.11% (1 day USD SOFR + 2.09%), due 09/11/34(b)	211,036
204,000	Intercontinental Exchange, Inc., 4.60%, due 03/15/33	201,452
1,230,000	Invitation Homes Operating Partnership LP, 4.95%, due 01/15/33	1,201,802
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	163,880
172,000	IQVIA, Inc., 6.25%, due 02/01/29	178,865
270,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	255,080
208,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	202,203
200,000	Israel Electric Corp. Ltd., 5.63%, due 01/28/38(g) 144A	197,863
186,000	Jabil, Inc., 4.75%, due 02/01/33	181,191
1,440,000	Jacobs Solutions, Inc., 4.75%, due 03/03/31	1,420,407
334,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	338,950
1,050,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, due 02/02/29	1,007,840
453,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.63%, due 01/15/32	420,148
394,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, due 04/01/33	406,949
93,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 04/20/35	96,633
620,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.40%, due 05/10/57(i) 144A	619,318
980,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,000,882
474,193	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	421,277
133,890	JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.00%, due 05/15/34	127,122
91,000	JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	90,307
337,000	JH North America Holdings, Inc., 6.13%, due 07/31/32 144A	336,200
2,000,000	JPMorgan Chase & Co., 2.07% (1 day USD SOFR + 1.02%), due 06/01/29(b)	1,903,300
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	687,053
1,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	1,808,217
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	957,531
248,000	JPMorgan Chase & Co., 4.35% (1 day USD SOFR + 0.84%), due 01/22/32(b)	244,552
479,000	JPMorgan Chase & Co., 4.60% (1 day USD SOFR + 1.04%), due 10/22/30(b)	480,111
1,020,000	JPMorgan Chase & Co., 4.90% (1 day USD SOFR + 1.07%), due 01/22/37(b)	998,463
480,000	JPMorgan Chase & Co., 5.00% (1 day USD SOFR + 1.13%), due 07/22/30(b)	487,099
656,000	JPMorgan Chase & Co., 5.29% (1 day USD SOFR + 1.46%), due 07/22/35(b)	664,345
2,965,000	JPMorgan Chase & Co., 5.34% (1 day USD SOFR + 1.62%), due 01/23/35(b)	3,011,462
72See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
449,000	JPMorgan Chase & Co., 5.50% (1 day USD SOFR + 1.32%), due 01/24/36(b)	459,729
273,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.16%), due 04/22/30(b)	281,411
1,130,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.64%), due 07/23/36(b)	1,144,771
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	567,066
255,000	KB Home, 4.00%, due 06/15/31(e)	235,460
204,000	Kenvue, Inc., 4.90%, due 03/22/33	205,700
391,000	KeyCorp, 5.12% (1 day USD SOFR Index + 1.23%), due 04/04/31(b)	394,975
156,000	KeyCorp, 5.31% (1 day USD SOFR + 1.37%), due 01/28/37(b)	152,853
154,000	KeyCorp, 6.40% (1 day USD SOFR Index + 2.42%), due 03/06/35(b)	163,351
608,000	Kinder Morgan, Inc., 5.85%, due 06/01/35(e)	637,401
615,000	Kioxia Holdings Corp., 6.63%, due 07/24/33 144A	632,666
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(e) 144A	1,204,362
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	175,330
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	177,042
205,000	KLA Corp., 4.65%, due 07/15/32	205,999
1,910,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	1,893,854
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	138,145
260,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32(e) 144A	241,804
396,000	Lazard Group LLC, 4.38%, due 03/11/29	391,535
315,000	Leidos, Inc., 5.00%, due 03/15/36	304,662
565,000	Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	575,798
522,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(g)	522,332
79,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(g)	80,345
252,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	246,230
110,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	104,544
295,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	277,448
235,000	Lithia Motors, Inc., 5.50%, due 10/01/30 144A	230,408
1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,397,767
299,000	Lloyds Banking Group PLC, 6.07% (1 yr. CMT + 1.60%), due 06/13/36(b)	304,036
296,000	Lloyds Banking Group PLC, 6.63% (5 yr. CMT + 2.68%)(b)(e)(f)	282,779
200,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(e)(f)	198,987
244,000	Lockheed Martin Corp., 5.25%, due 01/15/33	254,140
260,000	Long Ridge Energy LLC, 8.75%, due 02/15/32 144A	272,966
770,000	Lseg U.S. Fin Corp., 5.25%, due 03/23/36 144A	762,731
167,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(e)(f)	165,798
245,000	M&T Bank Corp., 5.18% (1 day USD SOFR + 1.40%), due 07/08/31(b)	247,815
347,000	M&T Bank Corp., 5.39% (1 day USD SOFR + 1.61%), due 01/16/36(b)	344,284
421,000	M&T Bank Corp., 5.40% (5 yr. CMT + 1.43%), due 07/30/35(b)	419,771
246,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	233,547
2,000,000	Macquarie Group Ltd., 6.26% (1 day USD SOFR + 2.30%), due 12/07/34(b)(e) 144A	2,136,887
149,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30 144A	148,052
191,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32 144A	187,812
322,000	Macy's Retail Holdings LLC, 7.38%, due 08/01/33 144A	330,276
587,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	520,609
152,000	Marriott International, Inc., 4.50%, due 05/01/33	146,927
333,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/01/33 144A	316,939
401,000	Mars, Inc., 5.00%, due 03/01/32 144A	405,866
1,465,000	Mars, Inc., 5.20%, due 03/01/35(e) 144A	1,479,480
236,000	Marvell Technology, Inc., 5.95%, due 09/15/33	249,855
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	378,140
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52(e) 144A	1,553,233
378,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	371,147
226,000	MasTec, Inc., 5.90%, due 06/15/29	233,588
204,000	Medtronic Global Holdings SCA, 4.50%, due 03/30/33	201,766
410,000	MercadoLibre, Inc., 4.90%, due 01/15/33	398,397
204,000	Merck & Co., Inc., 4.45%, due 12/04/32	202,674
533,000	Meta Platforms, Inc., 4.20%, due 11/15/30	527,951
530,000	Meta Platforms, Inc., 4.60%, due 11/15/32	524,980
185,000	Meta Platforms, Inc., 4.88%, due 11/15/35(e)	181,566
188,000	Meta Platforms, Inc., 5.63%, due 11/15/55	176,355
445,000	MetLife, Inc., 6.40%, due 12/15/66	454,522
401,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	399,987
1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	837,170
378,000	Michaels Cos., Inc., 8.50%, due 03/15/33 144A	368,380
423,000	Micron Technology, Inc., 2.70%, due 04/15/32	381,797
365,000	Micron Technology, Inc., 5.65%, due 11/01/32	385,437
265,000	Micron Technology, Inc., 5.80%, due 01/15/35	282,251
333,000	Micron Technology, Inc., 6.05%, due 11/01/35	359,467
234,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	227,066
241,200	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	240,461
200,000	Millicom International Cellular SA, 7.38%, due 04/02/32 144A	202,676
422,000	Millrose Properties, Inc., 6.38%, due 08/01/30 144A	422,154
35,000	Mineral Resources Ltd., 7.00%, due 04/01/31 144A	35,799
40,000	Mineral Resources Ltd., 9.25%, due 10/01/28 144A	41,481
1,250,000	Moody's Corp., 3.25%, due 05/20/50	824,625
162,000	Moog, Inc., 5.50%, due 10/15/34 144A	162,914
715,000	Morgan Stanley, 1.93% (1 day USD SOFR + 1.02%), due 04/28/32(b)	620,008
2,321,000	Morgan Stanley, 2.24% (1 day USD SOFR + 1.18%), due 07/21/32(b)	2,032,790
654,000	Morgan Stanley, 2.48% (1 day USD SOFR + 1.36%), due 09/16/36(b)	562,941
1,755,000	Morgan Stanley, 2.70% (1 day USD SOFR + 1.14%), due 01/22/31(b)	1,629,999
2,423,000	Morgan Stanley, 2.94% (1 day USD SOFR + 1.29%), due 01/21/33(b)	2,179,408
2,461,000	Morgan Stanley, 3.62% (1 day USD SOFR + 3.12%), due 04/01/31(b)	2,360,551
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	898,054
1,872,000	Morgan Stanley, 4.71% (1 day USD SOFR + 1.20%), due 03/12/32(b)	1,859,801
607,000	Morgan Stanley, 5.32% (1 day USD SOFR + 1.56%), due 07/19/35(b)	609,308
596,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	537,629
487,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	442,731
370,000	MPLX LP, 4.50%, due 04/15/38	332,657
530,000	MPLX LP, 4.70%, due 04/15/48	431,152
655,000	MPLX LP, 4.80%, due 02/15/31	656,742
208,000	MPLX LP, 4.95%, due 09/01/32	207,438
269,000	MPLX LP, 5.00%, due 03/01/33	267,612
105,000	MPLX LP, 5.20%, due 03/01/47	92,935
685,000	MPLX LP, 5.50%, due 06/01/34	692,298
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31(e)	166,897
210,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(e)	195,657
525,000	MSCI, Inc., 3.63%, due 11/01/31 144A	485,947
74See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,470,000	MSCI, Inc., 5.25%, due 09/01/35	1,440,607
272,000	Muthoot Finance Ltd., 5.75%, due 08/04/30 144A	261,226
695,000	Mylan, Inc., 5.40%, due 11/29/43	588,528
365,000	National Fuel Gas Co., 5.50%, due 03/15/30	373,510
51,000	National Rural Utilities Cooperative Finance Corp., 8.00%, due 03/01/32	59,035
437,000	NatWest Group PLC, 7.30% (5 yr. CMT + 2.94%)(b)(f)	444,098
324,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(f)	350,888
369,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29(e) 144A	369,526
85,000	Newell Brands, Inc., 6.38%, due 05/15/30(e)	81,660
50,000	Newell Brands, Inc., 6.63%, due 05/15/32(e)	47,901
313,000	News Corp., 3.88%, due 05/15/29 144A	302,143
164,000	News Corp., 5.13%, due 02/15/32 144A	160,418
265,000	NextEra Energy Capital Holdings, Inc., 2.44%, due 01/15/32	233,658
228,000	NextEra Energy Capital Holdings, Inc., 6.38% (5 yr. CMT + 2.05%), due 08/15/55(b)	232,400
68,000	NextEra Energy Capital Holdings, Inc., 6.50% (5 yr. CMT + 1.98%), due 08/15/55(b)	70,198
1,900,000	Niagara Mohawk Power Corp., 5.66%, due 01/17/54 144A	1,785,633
137,000	NiSource, Inc., 3.60%, due 05/01/30	132,140
345,000	NiSource, Inc., 5.75% (5 yr. CMT + 2.04%), due 07/15/56(b)	339,861
228,000	NMI Holdings, Inc., 6.00%, due 08/15/29	233,363
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	178,454
1,602,000	Northern States Power Co., 4.85%, due 05/15/36(e)	1,582,424
2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,277,022
442,000	Novartis Capital Corp., 4.60%, due 03/18/33	440,252
465,000	Novartis Capital Corp., 4.90%, due 03/18/36	464,068
412,000	Novelis Corp., 4.75%, due 01/30/30 144A	390,066
243,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	223,894
772,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	710,818
328,000	NRG Energy, Inc., 5.41%, due 10/15/35 144A	321,945
190,000	NRG Energy, Inc., 5.75%, due 01/15/34 144A	187,546
263,000	NRG Energy, Inc., 6.00%, due 02/01/33 144A	263,235
590,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	639,038
276,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(f) 144A	297,894
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	163,734
400,000	NSTAR Electric Co., 5.40%, due 06/01/34	409,036
312,000	NTT Finance Corp., 5.17%, due 07/16/32 144A	314,371
2,792,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, due 05/11/31	2,507,255
147,000	OAK-Eagle Acquireco, Inc., 7.25%, due 07/01/33(i) 144A	152,401
153,000	Occidental Petroleum Corp., 5.38%, due 01/01/32	155,383
482,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	515,318
327,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	351,795
412,000	OCP SA, 6.75%, due 05/02/34 144A	429,023
151,000	Old National Bancorp, 5.77% (3 mo. USD Term SOFR + 2.20%), due 02/15/36(b)	150,328
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	126,495
445,000	OneMain Finance Corp., 6.13%, due 05/15/30	435,444
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	62,468
655,000	ONEOK, Inc., 3.10%, due 03/15/30	617,837
75,000	ONEOK, Inc., 4.25%, due 09/15/46	57,481
370,000	ONEOK, Inc., 5.38%, due 06/01/29	377,184
1,380,000	ONEOK, Inc., 6.05%, due 09/01/33	1,447,520
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,456,000	Oracle Corp., 3.95%, due 03/25/51	923,209
290,000	Oracle Corp., 4.70%, due 09/27/34	264,790
2,205,000	Oracle Corp., 4.80%, due 09/26/32	2,100,582
204,000	Oracle Corp., 5.25%, due 02/03/32	200,424
571,000	Oracle Corp., 5.55%, due 02/06/53	455,953
197,000	Oracle Corp., 5.70%, due 02/04/36	189,499
135,000	Oracle Corp., 6.55%, due 02/04/46	126,036
505,000	Oracle Corp., 6.70%, due 02/04/56	469,058
165,000	Oracle Corp., 6.85%, due 02/04/66	151,837
170,000	O'Reilly Automotive, Inc., 5.10%, due 03/12/36	167,839
220,000	Ovintiv, Inc., 6.25%, due 07/15/33	232,255
59,000	Ovintiv, Inc., 7.20%, due 11/01/31	64,861
870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47	633,837
490,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	406,209
343,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34	351,579
265,000	PacifiCorp, 2.70%, due 09/15/30	241,637
348,000	PacifiCorp, 7.13% (5 yr. CMT + 3.29%), due 08/15/56(b)	328,854
308,000	PacifiCorp, 7.38% (5 yr. CMT + 3.32%), due 09/15/55(b)	294,545
393,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	394,519
109,000	Paramount Global, 4.20%, due 05/19/32	93,491
242,000	Paramount Global, 4.38%, due 03/15/43	146,493
578,000	Paramount Global, 4.95%, due 05/19/50	345,236
415,000	PECO Energy Co., 3.05%, due 03/15/51	269,539
205,000	PECO Energy Co., 3.70%, due 09/15/47	153,823
2,342,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	2,376,778
224,000	Performance Food Group, Inc., 5.63%, due 03/01/34 144A	216,294
168,000	Permian Resources Operating LLC, 6.25%, due 02/01/33 144A	171,247
203,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.75%, due 02/03/31 144A	197,208
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	215,272
13,000	Petroleos Mexicanos, 6.75%, due 09/21/47	10,384
204,000	Pfizer Investment Enterprises Pte. Ltd., 4.75%, due 05/19/33	203,284
226,000	PG&E Corp., 6.85% (5 yr. CMT + 3.23%), due 09/15/56(b)	223,415
571,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	575,137
1,405,772	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,379,740
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	798,818
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,116,069
363,000	PHH Escrow Issuer LLC/PHH Corp., 9.88%, due 11/01/29 144A	350,615
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	140,998
545,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	571,394
250,000	Pinnacle Bank/Nashville TN, 5.96% (5 yr. CMT + 2.30%), due 01/15/36(b)	247,686
150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, due 01/15/31	149,596
475,000	PNC Financial Services Group, Inc., 4.81% (1 day USD SOFR + 1.26%), due 10/21/32(b)	473,600
1,444,000	PNC Financial Services Group, Inc., 5.40% (1 day USD SOFR + 1.60%), due 07/23/35(b)	1,462,929
283,000	PNC Financial Services Group, Inc., 5.58% (1 day USD SOFR + 1.39%), due 01/29/36(b)	289,016
314,000	PNC Financial Services Group, Inc., 5.94% (1 day USD SOFR + 1.95%), due 08/18/34(b)	328,994
352,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(e)(f)	355,326
76See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
413,000	Popular, Inc., 7.25%, due 03/13/28	428,137
53,000	Post Holdings, Inc., 6.25%, due 10/15/34 144A	51,948
224,000	Prologis Targeted U.S. Logistics Fund LP, 4.25%, due 01/15/31 144A	219,278
407,000	Prologis Targeted U.S. Logistics Fund LP, 4.63%, due 03/15/33 144A	395,965
130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	129,003
1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,609,971
30,000	Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	30,073
20,000	Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	20,248
379,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	343,047
220,000	Qorvo, Inc., 4.38%, due 10/15/29	215,413
630,000	Quanta Services, Inc., 4.50%, due 01/15/31	625,537
236,000	Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	239,482
296,000	Radian Group, Inc., 6.20%, due 05/15/29	306,125
200,000	Rakuten Group, Inc., 9.75%, due 04/15/29 144A	213,338
843,000	Regions Financial Corp., 5.50% (1 day USD SOFR + 2.06%), due 09/06/35(b)	844,498
239,000	Regions Financial Corp., 5.72% (1 day USD SOFR + 1.49%), due 06/06/30(b)	245,243
392,000	Reinsurance Group of America, Inc., 6.65% (5 yr. CMT + 2.39%), due 09/15/55(b)(e)	391,735
1,582,000	Rentokil Terminix Funding LLC, 5.00%, due 04/28/30 144A	1,588,917
583,000	Repsol E&P Capital Markets U.S. LLC, 5.20%, due 09/16/30 144A	588,156
201,000	RHP Hotel Properties LP/RHP Finance Corp., 5.75%, due 03/15/34 144A	198,516
204,000	Rio Tinto Finance USA PLC, 5.00%, due 03/14/32	208,254
207,000	Rivers Enterprise Borrower LLC, 6.25%, due 10/15/30 144A	206,599
251,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	249,356
628,000	ROBLOX Corp., 3.88%, due 05/01/30 144A	590,535
301,000	Rocket Cos., Inc., 6.38%, due 08/01/33 144A	304,610
674,000	Royal Bank of Canada, 6.50% (5 yr. CMT + 2.46%), due 11/24/85(b)	651,755
196,000	Royal Caribbean Cruises Ltd., 5.38%, due 01/15/36	192,640
240,000	Royalty Pharma PLC, 5.15%, due 09/02/29	244,366
2,032,000	Ryder System, Inc., 4.30%, due 12/01/30	1,998,949
529,000	Ryder System, Inc., 4.90%, due 12/01/29	535,371
204,000	S&P Global, Inc., 2.90%, due 03/01/32	186,131
341,000	S&S Holdings LLC, 8.38%, due 10/01/31 144A	301,160
612,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	607,760
185,000	Salesforce, Inc., 6.55%, due 03/15/56	185,766
130,000	Salesforce, Inc., 6.70%, due 03/15/66	132,226
128,000	San Diego Gas & Electric Co., 5.20%, due 03/15/36	127,718
225,000	Santander U.K. Group Holdings PLC, 4.32% (1 day USD SOFR Index + 1.07%), due 09/22/29(b)	222,930
400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28	405,186
2,523,000	SBA Tower Trust, 4.83%, due 10/15/29 144A	2,535,828
278,000	Sempra, 5.50%, due 08/01/33	286,396
352,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(b)	351,018
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	171,728
850,000	Simon Property Group LP, 6.75%, due 02/01/40	954,684
234,000	Sirius XM Radio LLC, 4.00%, due 07/15/28 144A	226,010
536,000	Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/29 144A	541,092
132,000	Sixth Street Lending Partners, 5.75%, due 01/15/30	130,089
166,000	Sixth Street Lending Partners, 6.13%, due 07/15/30	165,136
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
508,000	SNF Group SACA, 5.63%, due 03/31/31 144A	514,350
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,345,607
343,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(f) 144A	321,715
1,130,000	Societe Generale SA, 5.52% (1 yr. CMT + 1.50%), due 01/19/28(b) 144A	1,137,646
615,000	Solventum Corp., 5.45%, due 03/13/31	631,135
1,131,000	Sonoco Products Co., 5.00%, due 09/01/34(e)	1,106,918
570,000	Southern California Edison Co., 3.45%, due 02/01/52	373,459
335,000	Southern California Edison Co., 4.00%, due 04/01/47	249,183
281,000	Southern Co., 5.70%, due 03/15/34	291,275
414,000	Southern Co., 6.38% (5 yr. CMT + 2.07%), due 03/15/55(b)	425,979
2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,150,174
360,000	Standard Building Solutions, Inc., 5.88%, due 03/15/34 144A	347,486
244,000	Standard Building Solutions, Inc., 6.25%, due 08/01/33 144A	241,491
205,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	193,351
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,731
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	174,027
25,000	Starwood Property Trust, Inc., 5.25%, due 10/15/28 144A	24,731
274,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30 144A	273,618
424,000	STC Sukuk Co. II Ltd., 4.49%, due 01/15/31 144A	414,861
383,000	Stonebriar ABF Issuer LLC, 8.13%, due 12/15/30 144A	396,140
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,468,291
1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,700,330
280,000	Sunoco LP, 4.50%, due 10/01/29 144A	270,748
158,000	Sunoco LP, 4.63%, due 05/01/30 144A	152,160
151,000	Sunoco LP, 5.63%, due 03/15/31 144A	150,414
265,000	Sunoco LP, 5.88%, due 03/15/34 144A	262,261
161,000	Sunoco LP, 6.25%, due 07/01/33 144A	161,829
245,000	Sunoco LP, 7.25%, due 05/01/32 144A	253,645
508,000	Sunoco LP, 7.88% (5 yr. CMT + 4.23%)(b)(f) 144A	519,067
482,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	464,946
510,000	SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31 144A	504,435
1,638,000	Takeoff Merger Sub, Inc., 4.85%, due 03/24/31 144A	1,618,149
275,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	273,768
25,000	Targa Resources Corp., 4.35%, due 04/15/31	24,482
75,000	Targa Resources Corp., 4.90%, due 09/15/30	75,657
267,000	Targa Resources Corp., 5.50%, due 02/15/35	269,481
1,136,000	Targa Resources Corp., 6.15%, due 03/01/29	1,183,737
438,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	415,289
98,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/32 144A	98,202
450,000	TD SYNNEX Corp., 5.30%, due 10/10/35	436,215
514,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	413,646
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	67,842
505,000	Tenet Healthcare Corp., 5.50%, due 11/15/32 144A	500,691
175,000	Tenneco, Inc., 8.00%, due 11/17/28 144A	174,484
68,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	70,144
538,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	399,463
363,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, due 12/01/30(e)	367,843
205,000	Thermo Fisher Scientific, Inc., 4.47%, due 10/07/32	202,930
78See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,376,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,340,420
1,604,000	T-Mobile USA, Inc., 5.88%, due 11/15/55	1,565,227
296,000	TopBuild Corp., 5.63%, due 01/31/34 144A	290,026
335,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	296,249
1,572,000	TPG Operating Group II LP, 4.88%, due 05/15/31	1,542,554
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	105,818
285,000	Transcontinental Gas Pipe Line Co. LLC, 5.10%, due 03/15/36(e) 144A	282,593
141,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	134,610
382,000	Travel & Leisure Co., 6.13%, due 09/01/33 144A	377,320
1,843,000	Triton Container International Ltd., 3.15%, due 06/15/31 144A	1,667,827
896,000	Triton Container International Ltd./TAL International Container Corp., 5.15%, due 02/15/33	877,895
208,000	TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	212,534
1,527,000	Truist Financial Corp., 4.60% (1 day USD SOFR + 0.97%), due 01/27/32(b)	1,511,060
447,000	Truist Financial Corp., 5.15% (1 day USD SOFR + 1.57%), due 08/05/32(b)	453,042
1,400,000	Truist Financial Corp., 5.71% (1 day USD SOFR + 1.92%), due 01/24/35(b)	1,444,614
897,000	Truist Financial Corp., 5.87% (1 day USD SOFR + 2.36%), due 06/08/34(b)	935,008
327,000	Truist Financial Corp., 6.12% (1 day USD SOFR + 2.30%), due 10/28/33(b)	346,360
334,000	Trust 2401, 7.38%, due 02/13/34 144A	353,557
200,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	211,730
535,000	U.S. Bancorp, 4.84% (1 day USD SOFR + 1.60%), due 02/01/34(b)	529,006
342,000	U.S. Bancorp, 5.08% (1 day USD SOFR + 1.30%), due 05/15/31(b)	347,001
308,000	U.S. Bancorp, 5.38% (1 day USD SOFR + 1.56%), due 01/23/30(b)	315,474
493,000	U.S. Bancorp, 5.84% (1 day USD SOFR + 2.26%), due 06/12/34(b)	514,764
2,892,000	UBS Group AG, 4.84% (1 day USD SOFR + 1.29%), due 11/06/33(b) 144A	2,845,576
384,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	392,363
310,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	329,690
386,000	UBS Group AG, 6.63% (5 yr. USD SOFR ICE Swap + 3.24%)(b)(f) 144A	376,031
218,000	UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(b)(f) 144A	216,076
289,000	UBS Group AG, 7.13% (5 yr. USD SOFR ICE Swap + 3.18%)(b)(f) 144A	284,268
294,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(f) 144A	331,220
204,000	Unilever Capital Corp., 5.90%, due 11/15/32	220,867
204,000	Union Pacific Corp., 2.80%, due 02/14/32	185,592
505,000	United Airlines Holdings, Inc., 4.88%, due 03/01/29	495,194
189,000	United Airlines Holdings, Inc., 5.38%, due 03/01/31	185,327
293,946	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	285,819
1,523,050	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,521,695
267,102	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	257,967
395,633	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	404,456
650,188	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	671,495
327,234	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	332,919
348,646	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	359,395
238,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	233,663
265,000	United Rentals North America, Inc., 5.25%, due 01/15/30	263,664
65,000	UnitedHealth Group, Inc., 2.75%, due 05/15/40	47,311
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41(e)	656,627
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	102,225
214,000	UnitedHealth Group, Inc., 5.75%, due 07/15/64	203,926
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
137,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 02/15/29 144A	133,178
522,000	Universal Health Services, Inc., 2.65%, due 10/15/30	470,189
120,000	University of Chicago, 2.76%, due 04/01/45	93,888
350,000	University of Southern California, 2.95%, due 10/01/51	226,036
238,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	215,265
644,000	Var Energi ASA, 5.88%, due 05/22/30 144A	665,025
1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,214,262
879,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,001,943
65,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	61,815
60,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	55,686
260,000	Venture Global LNG, Inc., 7.00%, due 01/15/30(e) 144A	265,605
458,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(f) 144A	456,549
100,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/30 144A	102,898
35,000	Venture Global Plaquemines LNG LLC, 6.50%, due 06/15/34 144A	36,455
1,437,000	Verisk Analytics, Inc., 5.25%, due 06/05/34	1,432,041
523,000	Verizon Communications, Inc., 2.55%, due 03/21/31	474,937
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	350,859
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,134,125
515,000	Viatris, Inc., 3.85%, due 06/22/40	391,202
551,000	VICI Properties LP, 5.13%, due 11/15/31	547,287
438,000	VICI Properties LP, 5.13%, due 05/15/32	431,837
205,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	199,284
1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,210,125
178,000	Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31 144A	176,579
393,000	Viking Cruises Ltd., 5.88%, due 10/15/33 144A	388,295
303,000	Viper Energy Partners LLC, 4.90%, due 08/01/30	303,367
3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,050,253
107,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(f) 144A	108,200
281,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	276,295
295,000	Vistra Operations Co. LLC, 4.60%, due 10/15/30 144A	289,290
155,000	Vistra Operations Co. LLC, 4.70%, due 01/31/31 144A	152,592
195,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	194,403
356,000	Vistra Operations Co. LLC, 6.00%, due 04/15/34 144A	366,232
441,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	480,178
362,000	Vodafone Group PLC, 7.00% (5 yr. USD Swap + 4.87%), due 04/04/79(b)	372,573
351,000	Vornado Realty LP, 5.75%, due 02/01/33	344,409
204,000	Waste Management, Inc., 4.15%, due 04/15/32	200,186
219,000	Wayfair LLC, 6.75%, due 11/15/32 144A	220,838
151,000	Webster Financial Corp., 5.78% (5 yr. CMT + 2.13%), due 09/11/35(b)	153,402
215,000	WEC Energy Group, Inc., 5.63% (5 yr. CMT + 1.91%), due 05/15/56(b)	210,917
264,000	Weir Group, Inc., 5.35%, due 05/06/30 144A	267,672
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,731,094
1,385,000	Wells Fargo & Co., 3.35% (1 day USD SOFR + 1.50%), due 03/02/33(b)	1,272,072
1,905,000	Wells Fargo & Co., 4.81% (1 day USD SOFR + 1.98%), due 07/25/28(b)	1,913,382
2,694,000	Wells Fargo & Co., 5.15% (1 day USD SOFR + 1.50%), due 04/23/31(b)	2,740,528
362,000	Wells Fargo & Co., 5.21% (1 day USD SOFR + 1.38%), due 12/03/35(b)	360,559
252,000	Wells Fargo & Co., 5.24% (1 day USD SOFR + 1.11%), due 01/24/31(b)	256,945
1,720,000	Wells Fargo & Co., 5.39% (1 day USD SOFR + 2.02%), due 04/24/34(b)	1,746,324
80See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
670,000	Wells Fargo & Co., 6.49% (1 day USD SOFR + 2.06%), due 10/23/34(b)	725,663
40,000	WESCO Distribution, Inc., 5.25%, due 04/15/31 144A	39,861
246,000	WESCO Distribution, Inc., 5.50%, due 04/15/34 144A	242,888
449,000	Western Midstream Operating LP, 4.05%, due 02/01/30	436,157
219,000	Western Midstream Operating LP, 5.45%, due 11/15/34	216,970
197,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	201,960
165,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	169,694
136,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	137,635
227,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	237,405
470,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	442,099
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	277,930
458,000	WSP Global, Inc., 5.71%, due 09/18/36 144A	454,281
130,000	WULF Compute LLC, 7.75%, due 10/15/30 144A	137,451
120,000	Wyndham Hotels & Resorts, Inc., 5.63%, due 03/01/33 144A	118,194
242,000	XHR LP, 6.63%, due 05/15/30 144A	244,627
610,000	Yale University, 2.40%, due 04/15/50(e)	359,112
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	950,197
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,221,663
560,000	Yara International ASA, 7.38%, due 11/14/32 144A	625,393
		509,615,457
	Mortgage Backed Securities - Private Issuers — 7.2%
327,000	1301 Trust, Series 2025-1301, Class A, 5.06%, due 08/11/42(d) 144A	328,146
216,426	A&D Mortgage Trust, Series 2025-NQM5, Class A1, 5.12%, due 12/25/70(c) 144A	215,607
280,480	A&D Mortgage Trust, Series 2026-NQM1, Class A1, 4.91%, due 02/25/71(d) 144A	278,102
426,842	A&D Mortgage Trust, Series 2026-NQM2, Class A1, 4.81%, due 03/25/71(d) 144A	422,622
53,746	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(d) 144A	51,957
170,629	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(d) 144A	146,657
300,506	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(d) 144A	262,055
196,645	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68(c) 144A	195,623
153,663	Angel Oak Mortgage Trust, Series 2025-10, Class A1, 4.96%, due 09/25/70(d) 144A	152,981
228,917	Angel Oak Mortgage Trust, Series 2025-11, Class A1, 4.98%, due 10/25/70(d) 144A	228,096
388,744	Angel Oak Mortgage Trust, Series 2026-1, Class A1, 4.75%, due 02/25/71(d) 144A	385,473
1,000,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	891,862
141,775	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(d) 144A	129,423
780,497	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64(c) 144A	759,913
421,000	BAHA Trust, Series 2024-MAR, Class A, 5.57%, due 12/10/41(d) 144A	430,143
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32(d) 144A	197,783
971,351	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	916,774
2,038,993	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,915,369
1,438,152	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,386,605
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,660,888
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	2,057,159
2,224,000	Bank, Series 2021-BN36, Class A5, 2.47%, due 09/15/64	1,979,605
2,408,000	Bank5, Series 2025-5YR16, Class A3, 5.28%, due 08/15/63	2,457,022
311,000	Bank5, Series 2025-5YR18, Class A3, 5.15%, due 12/15/58	316,391
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
216,000	Bank5, Series 2025-5YR19, Class A3, 5.27%, due 12/15/58	220,802
128,000	Bank5, Series 2026-5YR20, Class A3, 5.10%, due 02/15/59	129,969
218,000	Bank5, Series 2026-5YR21, Class A3, 5.53%, due 04/15/59(i)	224,890
42,907	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	40,341
1,470,511	BBCMS Mortgage Trust, Series 2021-C10, Class A5, 2.49%, due 07/15/54	1,331,107
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,777,781
1,230,525	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.30%, due 09/15/56(d)	1,265,839
162,000	BBCMS Mortgage Trust, Series 2024-5C29, Class A3, 5.21%, due 09/15/57	164,983
171,000	BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, due 12/15/57	176,480
245,000	BBCMS Mortgage Trust, Series 2025-5C38, Class A3, 5.15%, due 11/15/58	249,047
2,052,000	BBCMS Mortgage Trust, Series 2025-C32, Class A5, 5.72%, due 02/15/62	2,145,967
207,000	BBCMS Mortgage Trust, Series 2026-5C40, Class A3, 5.25%, due 02/15/59	211,439
65,547	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	64,365
79,556	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	76,499
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,255,321
1,100,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	1,002,416
394,316	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	388,649
2,913,193	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,688,340
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,492,258
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	824,722
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,584,034
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.57%, due 07/15/56(d)	3,086,399
1,144,429	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,193,211
402,000	Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.74%, due 12/15/57	415,213
2,218,000	Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%, due 04/15/57	2,292,290
2,580,000	Benchmark Mortgage Trust, Series 2025-V17, Class A3, 5.07%, due 09/15/58	2,614,826
157,000	Benchmark Mortgage Trust, Series 2026-V20, Class A3, 5.18%, due 02/15/59	159,945
1,650,000	Benchmark Mortgage Trust, Series 2026-V21, Class A3, 5.13%, due 03/15/31	1,673,613
177,000	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, due 12/15/57(d)	182,251
109,616	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(d) 144A	103,999
1,021,583	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(d) 144A	1,014,751
1,185,543	BX Commercial Mortgage Trust, Series 2021-CIP, Class A, 4.71% (1 mo. USD Term SOFR + 1.04%), due 12/15/38(b) 144A	1,185,033
260,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/09/41 144A	245,687
1,657,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	1,663,985
1,255,000	CENT, Series 2025-CITY, Class A, 4.92%, due 07/10/40(d) 144A	1,265,118
956,471	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/52(d) 144A	922,262
436,036	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(d) 144A	387,819
2,150,704	Chase Home Lending Mortgage Trust, Series 2025-11, Class A4A, 5.00%, due 02/25/56(d) 144A	2,138,455
1,126,357	Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, 5.50%, due 06/25/56(d) 144A	1,128,029
1,066,781	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64(d) 144A	1,049,855
1,978,735	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.00%, due 05/10/47(d)	1,296
241,117	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	228,068
380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82%, due 10/12/40(d) 144A	387,559
82See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
240,517	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(d) 144A	203,592
186,743	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(d) 144A	156,585
108,501	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(d) 144A	93,875
159,974	COLT Mortgage Loan Trust, Series 2025-6, Class A1, 5.53%, due 08/25/70(c) 144A	160,743
372,401	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(d) 144A	319,122
215,308	Cross Mortgage Trust, Series 2025-H8, Class A1, 5.00%, due 11/25/70(d) 144A	214,385
277,785	Cross Mortgage Trust, Series 2025-H9, Class A1, 5.04%, due 11/25/70(d) 144A	276,763
369,043	Cross Mortgage Trust, Series 2026-NQM1, Class A1, 4.70%, due 02/25/61(d) 144A	365,484
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	985,504
156,816	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(d) 144A	150,891
185,601	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(d) 144A	166,927
160,524	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(d) 144A	140,298
245,527	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(d) 144A	212,110
1,100,000	CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class A, 4.69%, due 02/10/43(d) 144A	1,089,466
51,653	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(d) 144A	45,188
111,494	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(d) 144A	95,162
148,905	Ellington Financial Mortgage Trust, Series 2025-INV4, Class A1, 5.10%, due 10/25/70(c) 144A	148,380
208,297	Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.77%, due 02/25/71(d) 144A	206,427
208,636	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(d) 144A	182,391
515,358	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(d) 144A	429,737
162,464	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(d) 144A	145,532
146,583	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(d) 144A	129,182
223,553	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(d) 144A	197,195
270,854	GCAT Trust, Series 2025-NQM5, Class A1, 4.98%, due 08/25/70(d) 144A	269,557
327,000	GGP Trust, Series 2026-TY, Class A, 4.67%, due 03/05/43(d) 144A	323,415
1,631,375	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,559,778
1,875,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, due 02/13/53	1,770,659
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,466,957
895,497	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	855,811
86,938	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(d) 144A	80,381
26,282	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(d) 144A	25,122
940,188	GS Mortgage-Backed Securities Trust, Series 2025-PJ11, Class A4, 5.50%, due 05/25/56(d) 144A	941,765
324,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, due 01/13/40(d) 144A	331,817
137,146	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(d) 144A	123,065
562,390	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	556,080
87,737	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	87,038
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	323,075
1,147,487	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(d) 144A	1,149,489
1,164,719	JP Morgan Mortgage Trust, Series 2025-2, Class A4A, 5.50%, due 07/25/55(d) 144A	1,165,717
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
960,482		JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	952,112
475,159	EUR	Kinbane 2 DAC, Series 2024-RPL2A, Class A, 3.02% (1 mo. EURIBOR + 1.10%), due 01/24/63(b) 144A	548,920
1,030,000		LBTY Commercial Mortgage Trust, Series 2026-225L, Class A, 4.59%, due 02/10/43(d) 144A	1,017,709
58,991		Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.89%, due 10/25/66(c) 144A	59,060
77,786		MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(d) 144A	73,308
276,490		Mill City Mortgage Trust, Series 2015-1, Class M3, 3.76%, due 06/25/56(d) 144A	274,774
1,350,000		MLTI Trust, Series 2026-SF75, Class A, 5.07% (1 mo. USD Term SOFR + 1.40%), due 03/15/31(b) 144A	1,345,461
248,008		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	244,757
1,280,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, 5.63%, due 08/15/58	1,333,172
703,464		Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	699,108
2,625,142		Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,525,183
980,000		Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	884,193
191,504		Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1, 5.12%, due 11/25/70(d) 144A	190,981
195,000		Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43(d) 144A	183,384
82,579		New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.54% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	81,329
329,630		New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, 5.09%, due 10/25/65(d) 144A	329,063
220,235		New Residential Mortgage Loan Trust, Series 2026-NQM1, Class A1, 4.82%, due 11/25/65(d) 144A	218,364
168,207		New Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.74%, due 12/25/65(d) 144A	166,632
266,000		NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.31%, due 11/05/41(d) 144A	261,782
125,639		NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	118,268
95,251		OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(d) 144A	81,498
147,488		OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(d) 144A	121,648
191,761		OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(d) 144A	161,207
110,900		OBX Trust, Series 2025-NQM18, Class A1, 5.06%, due 09/25/65(d) 144A	110,626
232,682		OBX Trust, Series 2025-NQM19, Class A1, 4.87%, due 10/25/65(d) 144A	231,418
255,714		OBX Trust, Series 2025-NQM20, Class A1, 5.02%, due 10/25/65(d) 144A	254,946
185,018		OBX Trust, Series 2025-NQM21, Class A1, 4.99%, due 10/25/65(d) 144A	184,382
346,104		OBX Trust, Series 2025-NQM23, Class A1, 4.87%, due 10/25/65(d) 144A	344,049
207,055		OBX Trust, Series 2026-NQM1, Class A1, 4.85%, due 11/25/65(d) 144A	205,731
451,807		OBX Trust, Series 2026-NQM2, Class A1, 4.82%, due 12/01/65(d) 144A	448,652
1,180,331		OBX Trust, Series 2026-NQM3, Class A1, 4.65%, due 01/25/66(d) 144A	1,169,625
179,117		PRKCM Trust, Series 2026-AFC1, Class A1, 4.68%, due 02/25/61(d) 144A	177,368
315,975		Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(d) 144A	284,109
190,977		PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54(c) 144A	186,443
532,031		PRPM LLC, Series 2025-RCF1, Class A1, 4.50%, due 02/25/55(c) 144A	525,495
326,000		ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/41 144A	331,681
375,000		ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/41 144A	390,316
84See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,200,000	SCG Trust, Series 2025-SNIP, Class A, 5.17% (1 mo. USD Term SOFR + 1.50%), due 09/15/42(b) 144A	1,201,780
79,633	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(d) 144A	78,729
628,424	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(d) 144A	630,435
856,331	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(d) 144A	860,260
1,528,819	Sequoia Mortgage Trust, Series 2025-12, Class A5, 5.00%, due 12/25/55(d) 144A	1,516,777
1,010,046	Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, due 09/25/55(d) 144A	1,011,484
289,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	251,584
1,575,000	SLG Office Trust, Series 2026-OMA, Class A, 4.97%, due 04/15/41(d)(i) 144A	1,581,400
288,667	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(d) 144A	260,190
196,378	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(d) 144A	186,135
183,697	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(d) 144A	178,306
142,077	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(d) 144A	136,736
43,582	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 4.79% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	43,603
227,750	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	208,002
500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(d) 144A	473,074
407,952	Towd Point Mortgage Trust, Series 2024-4, Class A1A, 4.55%, due 10/27/64(d) 144A	408,597
609,728	Towd Point Mortgage Trust, Series 2025-CES1, Class A1, 5.71%, due 02/25/55(c) 144A	612,903
234,000	VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 4.72%, due 07/13/44(d) 144A	234,181
96,592	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(d) 144A	86,194
147,446	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(d) 144A	125,863
173,652	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(d) 144A	149,755
39,567	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(d) 144A	38,350
347,499	Verus Securitization Trust, Series 2025-11, Class A1, 4.91%, due 11/25/70(d) 144A	346,108
169,643	Verus Securitization Trust, Series 2025-R2, Class A1, 5.09%, due 07/25/67(d) 144A	169,225
287,049	Verus Securitization Trust, Series 2026-2, Class A1, 4.59%, due 02/25/71(d) 144A	284,440
4,763	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 5.30%, due 09/25/33(d)	4,698
788,431	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	778,988
1,533,834	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,520,464
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,739,197
189,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class A3, 5.67%, due 05/15/58	195,329
286,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C6, Class A3, 5.19%, due 10/15/58	290,784
2,601,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class A3, 5.20%, due 12/15/58	2,644,923
422,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 4.99%, due 07/15/40(d) 144A	431,790
		110,962,872
	Mortgage Backed Securities - U.S. Government Agency Obligations — 28.0%
3,223,018	Federal Home Loan Mortgage Corp., 3.50%, due 07/01/52	2,960,036
134,964	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	133,809
98,560	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	95,045
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
170,396	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	161,768
137,068	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	132,623
84,681	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	88,973
40,631	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	42,001
156,024	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	157,964
292,230	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	289,728
218,975	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	200,747
131,941	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	127,140
452,548	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	408,974
210,227	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	189,876
36,784	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	36,317
17,672	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	16,502
251,413	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	241,432
132,098	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	126,772
112,939	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	111,319
49,529	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	47,253
35,811	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	32,640
179,385	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	168,611
705,488	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	638,434
261,904	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	244,474
111,787	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	105,015
387,950	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	384,641
581,432	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	548,904
734,399	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	665,958
79,226	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	71,655
53,715	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	49,205
395,148	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	370,759
211,330	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	191,639
130,996	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	123,114
41,890	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	41,303
399,466	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	386,397
59,476	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	56,211
128,372	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	121,218
343,285	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	326,359
135,059	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	127,420
337,735	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	324,509
256,594	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	241,316
140,189	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	131,414
442,555	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	415,859
37,662	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	37,123
997,805	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	894,396
646,471	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	575,289
433,226	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	387,579
1,159,411	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	943,355
225,291	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	192,380
1,165,019	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	961,140
723,479	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	613,939
352,303	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	301,329
393,696	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	350,734
86See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
991,931	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	882,365
637,046	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	609,004
626,351	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	625,636
203,469	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	182,139
1,302,561	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,167,879
754,460	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	671,161
1,286,371	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,185,733
579,310	Federal Home Loan Mortgage Corp., Pool # RA6950, 3.50%, due 03/01/52	535,561
491,202	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	454,878
2,568,887	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,186,829
1,623,345	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,542,391
1,681,535	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,594,336
1,086,297	Federal Home Loan Mortgage Corp., Pool # RA9258, 5.00%, due 06/01/53	1,076,587
1,476,671	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,293,967
966,522	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	891,689
1,745,156	Federal Home Loan Mortgage Corp., Pool # RJ3009, 5.00%, due 12/01/54	1,738,569
1,251,337	Federal Home Loan Mortgage Corp., Pool # RJ3472, 5.50%, due 02/01/55	1,276,568
3,043,410	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	2,883,048
1,721,863	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	1,657,010
458,088	Federal Home Loan Mortgage Corp., Pool # SB8102, 1.50%, due 05/01/36	412,936
216,035	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	214,933
1,101,940	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,096,319
287,358	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	286,244
788,569	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	746,346
2,285,364	Federal Home Loan Mortgage Corp., Pool # SD0291, 5.00%, due 03/01/50	2,294,060
844,755	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	727,087
347,261	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	309,458
364,656	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	324,673
1,166,265	Federal Home Loan Mortgage Corp., Pool # SD1040, 4.00%, due 06/01/52	1,106,549
484,479	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	470,142
2,472,362	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,409,926
1,743,717	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	1,742,709
1,366,334	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,301,397
1,145,994	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,111,683
1,422,422	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,386,501
2,216,288	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,123,554
1,088,360	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,079,541
820,289	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	799,928
740,427	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	721,088
811,766	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	805,314
1,158,457	Federal Home Loan Mortgage Corp., Pool # SD1743, 4.00%, due 10/01/52	1,102,563
432,622	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	420,682
626,678	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	621,535
2,658,951	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	2,678,873
1,408,913	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,401,038
1,372,627	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,303,187
380,603	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	371,156
3,068,632	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,051,621
1,435,299	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,399,051
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
309,340	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	315,614
709,371	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	709,161
348,571	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	355,140
883,861	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	880,706
441,175	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	420,660
1,288,876	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,257,020
1,642,129	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,600,332
1,096,125	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,093,796
733,649	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	695,871
863,709	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	798,541
952,456	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	884,220
437,535	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	414,767
446,296	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	412,484
479,821	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	456,892
1,109,721	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,023,228
341,378	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	303,994
736,435	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	750,009
1,247,488	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,242,022
578,599	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	533,342
1,130,550	Federal Home Loan Mortgage Corp., Pool # SD6755, 3.50%, due 11/01/52	1,052,901
800,879	Federal Home Loan Mortgage Corp., Pool # SD7170, 5.00%, due 12/01/54	798,473
1,003,977	Federal Home Loan Mortgage Corp., Pool # SD7334, 5.50%, due 01/01/55	1,014,975
1,198,915	Federal Home Loan Mortgage Corp., Pool # SD7408, 5.50%, due 01/01/55	1,221,530
3,965,347	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	3,411,738
953,995	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	820,048
2,035,559	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,752,355
1,396,278	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,249,200
4,124,568	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	3,544,115
3,295,187	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,223,375
4,241,944	Federal Home Loan Mortgage Corp., Pool # SD7565, 5.50%, due 09/01/53	4,324,323
3,615,954	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	2,948,260
676,732	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	525,310
326,266	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	265,749
469,469	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	382,488
2,265,090	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	1,844,006
965,949	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	785,975
29,014	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	23,595
2,895,343	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,456,552
4,615,459	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	3,754,272
2,654,736	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,254,440
837,090	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	710,739
1,440,137	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,216,360
1,717,322	Federal Home Loan Mortgage Corp., Pool # SD8222, 4.00%, due 06/01/52	1,625,319
858,218	Federal Home Loan Mortgage Corp., Pool # SD8229, 4.50%, due 05/01/52	831,718
1,392,565	Federal Home Loan Mortgage Corp., Pool # SD8230, 4.50%, due 06/01/52	1,350,660
10,474,390	Federal Home Loan Mortgage Corp., Pool # SD8258, 5.00%, due 10/01/52	10,391,663
2,111,708	Federal Home Loan Mortgage Corp., Pool # SD8267, 5.00%, due 11/01/52	2,099,038
337,105	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	346,225
1,126,302	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,136,728
88See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,958,032	Federal Home Loan Mortgage Corp., Pool # SD8408, 5.50%, due 03/01/54	2,976,077
6,007,229	Federal Home Loan Mortgage Corp., Pool # SD8474, 5.00%, due 11/01/54	5,932,654
348,159	Federal Home Loan Mortgage Corp., Pool # SL0209, 5.00%, due 12/01/54	345,308
988,157	Federal Home Loan Mortgage Corp., Pool # SL0331, 5.50%, due 02/01/55	1,006,571
712,068	Federal Home Loan Mortgage Corp., Pool # SL0765, 4.50%, due 02/01/54	693,470
657,194	Federal Home Loan Mortgage Corp., Pool # SL1031, 4.00%, due 01/01/54	621,215
1,182,392	Federal Home Loan Mortgage Corp., Pool # SL1463, 3.00%, due 08/01/51	1,054,892
1,323,809	Federal Home Loan Mortgage Corp., Pool # SL1810, 5.50%, due 05/01/55	1,346,452
2,614,725	Federal Home Loan Mortgage Corp., Pool # SL2529, 4.50%, due 04/01/50	2,573,084
2,571,367	Federal Home Loan Mortgage Corp., Pool # SL3134, 4.00%, due 08/01/51	2,458,881
2,304,063	Federal Home Loan Mortgage Corp., Pool # SL3918, 5.00%, due 05/01/54	2,302,308
43,731	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	43,145
138,420	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	136,396
187,194	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	170,444
567,666	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	530,989
180,407	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	172,917
113,352	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	108,622
836,046	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	781,198
275,640	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	291,023
290,677	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	261,079
11,089,077	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.31%, due 01/25/30(d)	483,846
24,087	Federal Home Loan Mortgage Corp. Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	25,130
380,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M1B, 6.56%, (30 day USD SOFR Average + 2.90%), due 04/25/42(b) 144A	386,989
125,722	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	126,996
127,939	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	123,849
67,620	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	69,377
136,278	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	140,128
107,574	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	108,302
243,276	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	223,062
394,652	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	372,772
102,692	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	91,313
185,619	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	173,545
80,389	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	77,638
636,754	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	583,138
1,216,414	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,204,506
123,946	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	122,733
87,864	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	90,866
269,144	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	260,092
51,007	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	51,578
261,323	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	258,763
219,823	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	208,227
110,636	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	106,937
222,827	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	220,645
429,615	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	406,329
257,121	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	248,896
291,712	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	274,934
343,959	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	324,248
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
375,253	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	367,983
445,943	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	418,984
345,110	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	330,994
90,004	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	84,470
51,398	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	49,641
129,135	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	118,404
241,719	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	227,107
99,962	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	93,919
54,702	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	52,612
80,170	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	77,156
123,378	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	115,791
60,750	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	58,003
149,787	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	129,058
1,290,502	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,159,551
1,610,484	Federal National Mortgage Association, Pool # AS8706, 2.50%, due 02/01/32	1,550,840
84,524	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	79,414
147,504	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	133,458
340,133	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	330,763
153,949	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	151,488
95,202	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	89,356
510,423	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	477,190
527,823	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	507,689
399,501	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	361,081
138,046	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	125,539
275,433	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	256,901
198,686	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	200,379
109,524	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	102,901
553,387	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	530,297
335,409	Federal National Mortgage Association, Pool # BM4377, 6.42%, (1 yr. USD RFUCC + 1.87%), due 04/01/38(b)	348,826
378,869	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	346,987
1,566,161	Federal National Mortgage Association, Pool # BM5019, 4.00%, due 12/01/47	1,499,149
468,219	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	426,270
114,585	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	106,503
79,284	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	76,253
179,711	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	162,424
312,775	Federal National Mortgage Association, Pool # BM6482, 6.16%, (1 yr. USD RFUCC + 1.58%), due 04/01/47(b)	325,347
143,171	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	132,775
296,801	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	277,177
387,611	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	332,674
2,060,727	Federal National Mortgage Association, Pool # BU7899, 2.50%, due 01/01/52	1,762,465
1,034,613	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	923,815
597,040	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	589,096
381,457	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	356,360
239,353	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	222,818
2,439,732	Federal National Mortgage Association, Pool # CA3861, 3.50%, due 07/01/49	2,269,201
523,702	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	527,013
359,368	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	316,697
90See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
427,908	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	396,560
907,896	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	805,670
2,097,715	Federal National Mortgage Association, Pool # CA6840, 2.00%, due 09/01/35	1,936,742
630,542	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	541,724
752,661	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	611,916
216,734	Federal National Mortgage Association, Pool # CA9303, 3.00%, due 02/01/51	192,262
4,663,680	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,022,058
1,024,759	Federal National Mortgage Association, Pool # CB0855, 3.00%, due 06/01/51	909,048
1,135,535	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	928,640
1,453,157	Federal National Mortgage Association, Pool # CB1878, 3.00%, due 10/01/51	1,290,861
1,255,037	Federal National Mortgage Association, Pool # CB2243, 2.50%, due 11/01/36	1,193,911
429,952	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	367,435
4,464,942	Federal National Mortgage Association, Pool # CB2857, 2.50%, due 02/01/52	3,830,408
374,156	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	320,272
964,719	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	849,881
353,749	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	328,615
669,376	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	573,232
1,189,542	Federal National Mortgage Association, Pool # CB3168, 3.00%, due 03/01/52	1,056,491
1,735,288	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,646,249
601,589	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	555,116
1,405,680	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,290,920
850,945	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	804,909
855,748	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	834,138
619,299	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	587,184
351,535	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	342,419
679,463	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	675,003
683,377	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	648,188
1,270,213	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,233,505
846,356	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	824,571
1,028,872	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,002,278
1,727,675	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,691,887
3,974,790	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	3,981,932
3,119,287	Federal National Mortgage Association, Pool # CB4354, 5.00%, due 08/01/52	3,119,947
842,649	Federal National Mortgage Association, Pool # CB4384, 4.50%, due 08/01/52	822,306
1,201,273	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,164,502
677,612	Federal National Mortgage Association, Pool # CB4562, 5.00%, due 09/01/52	673,929
414,903	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	403,154
1,502,951	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,502,460
1,929,008	Federal National Mortgage Association, Pool # CB5473, 6.00%, due 01/01/53	2,003,847
1,194,084	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,191,429
655,010	Federal National Mortgage Association, Pool # CB8978, 5.00%, due 08/01/54	650,122
985,692	Federal National Mortgage Association, Pool # CB9463, 5.00%, due 11/01/54	984,290
435,761	Federal National Mortgage Association, Pool # CB9485, 5.50%, due 11/01/54	444,168
1,758,868	Federal National Mortgage Association, Pool # CB9649, 5.00%, due 12/01/54	1,749,847
1,130,066	Federal National Mortgage Association, Pool # CC0525, 5.50%, due 06/01/55	1,145,353
419,668	Federal National Mortgage Association, Pool # CC0532, 5.50%, due 06/01/55	427,637
1,359,079	Federal National Mortgage Association, Pool # FA0018, 2.50%, due 04/01/52	1,164,752
842,523	Federal National Mortgage Association, Pool # FA0243, 5.50%, due 12/01/54	857,965
663,327	Federal National Mortgage Association, Pool # FA1034, 3.50%, due 08/01/53	615,615
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
399,087	Federal National Mortgage Association, Pool # FA1626, 4.00%, due 09/01/52	378,465
1,023,554	Federal National Mortgage Association, Pool # FA1655, 3.50%, due 12/01/52	948,826
310,657	Federal National Mortgage Association, Pool # FA2696, 5.50%, due 09/01/55	316,541
1,242,108	Federal National Mortgage Association, Pool # FA3521, 3.00%, due 09/01/52	1,107,473
2,373,730	Federal National Mortgage Association, Pool # FA4511, 4.50%, due 01/01/56	2,299,995
565,003	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	509,522
150,174	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	138,752
111,040	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	100,231
435,851	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	395,318
435,926	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	392,309
242,304	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	220,045
343,354	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	302,583
236,776	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	211,930
1,433,703	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,312,845
608,918	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	582,584
274,055	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	262,356
306,621	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	283,013
406,443	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	402,467
732,097	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	673,335
948,837	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	836,151
1,006,648	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	934,053
555,124	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	477,763
2,295,064	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	1,893,557
22,765	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	21,811
657,273	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	609,463
1,621,388	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,339,397
599,997	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	569,653
599,286	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	575,272
925,473	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	886,851
1,460,211	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,396,284
2,437,167	Federal National Mortgage Association, Pool # FM8029, 2.50%, due 07/01/51	2,079,851
1,419,712	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,356,445
786,734	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	751,301
705,823	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	606,642
1,183,263	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,133,888
3,894,144	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,346,152
2,632,467	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,161,484
1,136,219	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,049,853
790,231	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	681,455
462,229	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	441,295
1,111,991	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	1,028,783
852,455	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	735,111
930,284	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	797,731
1,729,521	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,539,533
317,195	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	281,527
380,667	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	335,451
1,086,949	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	967,043
443,973	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	412,295
337,415	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	301,961
92See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,246,701	Federal National Mortgage Association, Pool # FS1871, 3.00%, due 05/01/52	1,108,588
2,353,303	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,020,656
1,080,251	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,035,136
346,472	Federal National Mortgage Association, Pool # FS2060, 4.00%, due 06/01/52	330,362
894,826	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	858,537
1,332,553	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,302,358
388,206	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	379,410
1,776,943	Federal National Mortgage Association, Pool # FS3040, 3.00%, due 12/01/51	1,579,037
1,589,442	Federal National Mortgage Association, Pool # FS3046, 5.00%, due 10/01/52	1,589,039
520,986	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	496,494
510,934	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	496,074
365,770	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	363,905
237,465	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	236,545
826,134	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	843,153
784,348	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	782,925
1,521,583	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,483,159
1,722,859	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	1,701,799
987,433	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	961,642
975,716	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	923,674
780,291	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	694,684
324,509	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	316,455
1,155,549	Federal National Mortgage Association, Pool # FS5349, 4.00%, due 10/01/52	1,096,877
765,897	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	781,173
1,342,950	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,094,691
1,494,693	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,418,538
371,776	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	352,766
1,285,570	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,187,939
626,614	Federal National Mortgage Association, Pool # FS6431, 3.50%, due 09/01/52	579,402
368,637	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	330,166
567,947	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	553,912
825,718	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	763,161
1,759,159	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,647,500
2,590,813	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,228,423
834,016	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	845,732
1,073,272	Federal National Mortgage Association, Pool # FS8422, 4.00%, due 09/01/53	1,018,317
2,470,119	Federal National Mortgage Association, Pool # FS9027, 5.50%, due 07/01/53	2,513,029
545,518	Federal National Mortgage Association, Pool # FS9784, 5.50%, due 11/01/54	555,835
86,498	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	74,949
2,057,411	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	1,855,420
248,167	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	235,717
223,973	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	215,004
69,533	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	64,604
251,552	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	241,935
234,010	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	224,950
47,351	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	46,013
2,658,443	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,471,730
5,632,328	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	5,228,397
111,764	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	107,376
1,461,933	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	1,360,047
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
203,961	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	188,861
48,349	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	47,546
42,600	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	41,762
61,605	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	57,231
182,503	Federal National Mortgage Association, Pool # MA3496, 4.50%, due 10/01/48	179,051
48,486	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	46,453
194,304	Federal National Mortgage Association, Pool # MA3522, 4.50%, due 11/01/48	190,630
161,159	Federal National Mortgage Association, Pool # MA3537, 4.50%, due 12/01/48	158,057
504,887	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	449,615
3,263,962	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	2,904,566
104,458	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	92,863
602,717	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	491,879
374,795	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	333,294
104,453	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	88,862
1,345,968	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,097,155
871,967	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	741,542
354,831	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	275,052
263,368	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	231,863
638,827	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	520,601
3,030,319	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,351,822
404,188	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	355,554
427,211	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	331,423
1,515,334	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,234,580
735,366	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	625,139
848,513	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	656,411
1,707,203	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,389,833
412,803	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	362,808
86,583	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	70,451
190,855	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	155,206
4,450,362	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	3,616,544
1,266,953	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,075,917
230,918	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	202,436
271,341	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	230,384
331,029	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	292,930
375,801	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	318,959
798,661	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	703,799
1,149,501	Federal National Mortgage Association, Pool # MA4580, 3.50%, due 04/01/52	1,055,767
285,715	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	262,402
1,182,645	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,117,110
536,915	Federal National Mortgage Association, Pool # MA4626, 4.00%, due 06/01/52	509,170
1,025,407	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	971,437
2,123,990	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	2,057,448
961,504	Federal National Mortgage Association, Pool # MA4665, 2.50%, due 07/01/37	909,602
696,485	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	690,770
385,852	Federal National Mortgage Association, Pool # MA4731, 3.50%, due 09/01/52	354,328
1,190,310	Federal National Mortgage Association, Pool # MA4733, 4.50%, due 09/01/52	1,154,489
863,528	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	856,442
1,653,783	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,640,722
1,247,673	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,278,415
94See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
766,438	Federal National Mortgage Association, Pool # MA4940, 5.00%, due 03/01/53	759,202
900,098	Federal National Mortgage Association, Pool # MA4941, 5.50%, due 03/01/53	908,339
3,511,408	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	3,542,842
744,505	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53	751,094
498,023	Federal National Mortgage Association, Pool # MA5070, 4.50%, due 07/01/53	481,597
1,242,030	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	1,269,882
640,931	Federal National Mortgage Association, Pool # MA5218, 7.00%, due 12/01/53	674,642
490,256	Federal National Mortgage Association, Pool # MA5271, 5.50%, due 02/01/54	493,471
1,962,997	Federal National Mortgage Association, Pool # MA5878, 5.00%, due 11/01/55	1,935,852
318,444	Federal National Mortgage Association REMIC, Series 2011-59, Class NZ, 5.50%, due 07/25/41	326,855
716	Federal National Mortgage Association REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	731
90,678	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	89,972
17,139	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	17,006
101,720	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	97,978
96,111	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	92,546
241,094	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	239,155
374,184	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	371,136
199,307	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	191,497
14,798	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	13,584
135,715	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	134,786
326,971	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	313,761
74,185	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	66,687
529,437	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	492,763
278,180	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	258,905
143,935	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	136,503
21,565	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	19,778
96,561	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	91,572
54,592	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	50,067
185,388	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	169,943
149,280	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	141,350
31,266	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	28,629
100,913	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	97,062
46,252	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	42,351
93,199	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	87,970
75,832	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	72,845
68,265	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	62,040
158,716	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	149,297
64,263	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	61,597
96,391	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	92,409
181,171	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	179,146
156,423	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	141,576
298,123	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	278,913
222,138	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	201,516
104,635	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	98,496
60,802	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	60,132
54,105	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	47,504
84,636	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	80,889
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
132,745	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	120,101
125,618	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	118,077
319,481	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	305,448
89,986	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	86,001
367,773	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	344,901
41,919	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	41,372
14,883	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	14,689
177,038	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	168,895
101,384	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	95,047
103,582	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	98,828
84,082	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	82,830
35,052	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	35,457
61,865	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	57,980
3,394,028	Government National Mortgage Association, Pool # MA5764, 4.50%, due 02/20/49	3,338,269
57,746	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	54,930
209,907	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	190,370
790,428	Government National Mortgage Association, Pool # MA5876, 4.00%, due 04/20/49	751,638
402,760	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	361,826
3,336,634	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	3,113,575
145,818	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	130,711
338,264	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	303,425
65,380	Government National Mortgage Association, Pool # MA6476, 4.00%, due 02/20/50	62,174
1,841,796	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,593,026
43,497	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	37,514
3,708,656	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	3,069,829
198,657	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	171,272
151,714	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	130,890
2,732,367	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	2,354,853
3,740,212	Government National Mortgage Association, Pool # MA7880, 2.00%, due 02/20/52	3,094,181
1,519,959	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,405,665
774,513	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	732,642
1,493,166	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,413,014
2,289,255	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,167,366
1,303,723	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,325,060
821,241	Government National Mortgage Association, Pool # MA8725, 5.00%, due 03/20/53	816,812
2,162,198	Government National Mortgage Association, Pool # MA8879, 5.50%, due 05/20/53	2,195,136
2,937,094	Government National Mortgage Association, Pool # MA9104, 4.50%, due 08/20/53	2,855,378
2,455,768	Government National Mortgage Association, Pool # MA9304, 5.00%, due 11/20/53	2,447,547
1,268,662	Government National Mortgage Association, Pool # MA9782, 7.00%, due 07/20/54	1,320,275
258,062	Government National Mortgage Association, Pool # MB0150, 7.00%, due 01/20/55	268,016
4,000,000	Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/56	3,860,960
500,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/01/56	489,315
		430,821,927
	Municipal Obligations — 0.5%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	59,503
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	370,855
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	75,290
900,000	Empire State Development Corp., 5.77%, due 03/15/39	921,096
96See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Municipal Obligations — continued
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	194,902
359,268	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	358,379
280,000	Maryland Economic Development Corp., 5.43%, due 05/31/56	272,381
338,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	362,754
885,000	State of California, 7.50%, due 04/01/34	1,017,394
655,000	State of California, 7.55%, due 04/01/39	778,274
935,000	State of Connecticut, 3.98%, due 06/15/29	933,709
1,690,000	University of Michigan, 4.45%, due 04/01/22(h)	1,312,214
940,000	University of Virginia, 2.26%, due 09/01/50	538,026
595,000	University of Virginia, 2.58%, due 11/01/51	361,181
185,000	University of Virginia, 4.18%, due 09/01/17(h)	134,648
		7,690,606
	Sovereign Debt Obligations — 0.4%
200,000	Cassa Depositi e Prestiti SpA, 4.38%, due 10/01/30 144A	198,546
200,000	Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	208,753
360,000	Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	357,822
535,000	Hungary Government International Bonds, 5.38%, due 09/26/30 144A	539,389
999,000	Israel Government International Bonds, 5.38%, due 02/19/30	1,015,008
385,000	Ivory Coast Government International Bonds, 6.75%, due 02/25/41 144A	339,042
695,000	Mexico Government International Bonds, 6.88%, due 05/13/37	729,750
320,000	Province of Alberta, 1.30%, due 07/22/30	285,895
175,000	Province of Alberta, 3.30%, due 03/15/28	173,126
100,000	Province of Manitoba, 2.13%, due 06/22/26	99,608
220,000	Province of Quebec, 2.75%, due 04/12/27	217,517
1,590,000	Romania Government International Bonds, 5.75%, due 09/16/30 144A	1,586,343
785,000	Saudi Government International Bonds, 5.88%, due 01/12/56 144A	752,387
		6,503,186
	U.S. Government and Agency Obligations — 20.0%
75,000	Federal National Mortgage Association, 0.88%, due 08/05/30	65,944
170,000	Federal National Mortgage Association, 4.44%, due 03/17/31(j)	139,236
545,000	Federal National Mortgage Association, 6.63%, due 11/15/30	606,021
150,000	Tennessee Valley Authority, 1.50%, due 09/15/31	131,327
795,000	Tennessee Valley Authority, 5.25%, due 02/01/55	784,411
60,000	Tennessee Valley Authority, 7.13%, due 05/01/30	67,113
75,000	Tennessee Valley Authority Generic STRIPS, 4.78%, due 07/15/34(j)	51,284
9,782,000	U.S. Treasury Bonds, 1.38%, due 08/15/50	4,785,347
5,891,000	U.S. Treasury Bonds, 1.63%, due 11/15/50	3,074,826
7,639,000	U.S. Treasury Bonds, 2.00%, due 02/15/50	4,449,121
2,240,000	U.S. Treasury Bonds, 2.38%, due 11/15/49	1,427,737
18,915,000	U.S. Treasury Bonds, 2.38%, due 05/15/51	11,837,761
17,310,000	U.S. Treasury Bonds, 3.00%, due 02/15/49	12,647,795
490,000	U.S. Treasury Bonds, 3.25%, due 05/15/42	403,886
2,726,000	U.S. Treasury Bonds, 3.38%, due 11/15/48	2,137,035
9,905,000	U.S. Treasury Bonds, 3.63%, due 08/15/43	8,462,197
3,214,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	2,909,235
930,000	U.S. Treasury Bonds, 4.00%, due 11/15/52	799,255
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
7,301,000	U.S. Treasury Bonds, 4.25%, due 02/15/54	6,541,382
6,893,000	U.S. Treasury Bonds, 4.25%, due 08/15/54	6,175,159
600,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	566,520
9,076,000	U.S. Treasury Bonds, 4.50%, due 02/15/44	8,682,648
9,810,000	U.S. Treasury Bonds, 4.63%, due 05/15/44	9,517,041
12,095,000	U.S. Treasury Bonds, 4.63%, due 11/15/44	11,706,165
2,750,000	U.S. Treasury Bonds, 4.63%, due 11/15/45	2,652,891
756,000	U.S. Treasury Bonds, 4.63%, due 02/15/46	728,890
8,594,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	8,198,877
11,909,000	U.S. Treasury Bonds, 4.63%, due 11/15/55	11,380,538
6,221,000	U.S. Treasury Bonds, 4.75%, due 11/15/43	6,148,098
1,805,000	U.S. Treasury Bonds, 4.75%, due 11/15/53	1,755,503
3,080,000	U.S. Treasury Bonds, 4.75%, due 05/15/55	2,999,992
15,454,000	U.S. Treasury Bonds, 4.75%, due 08/15/55	15,062,821
1,365,000	U.S. Treasury Bonds, 4.75%, due 02/15/56	1,331,515
23,033,000	U.S. Treasury Bonds, 4.88%, due 08/15/45	22,962,821
6,192,000	U.S. Treasury Bonds, 5.00%, due 05/15/45	6,274,237
3,892,267	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	3,874,451
5,195,000	U.S. Treasury Notes, 0.75%, due 01/31/28	4,914,450
14,514,000	U.S. Treasury Notes, 3.38%, due 11/30/27	14,407,980
3,116,000	U.S. Treasury Notes, 3.38%, due 02/29/28	3,091,656
3,617,000	U.S. Treasury Notes, 3.50%, due 10/15/28	3,589,307
8,998,000	U.S. Treasury Notes, 3.50%, due 12/15/28	8,924,715
9,825,000	U.S. Treasury Notes, 3.50%, due 01/15/29	9,742,102
13,211,000	U.S. Treasury Notes, 3.50%, due 03/15/29	13,094,888
2,075,000	U.S. Treasury Notes, 3.50%, due 11/30/30	2,036,985
2,726,000	U.S. Treasury Notes, 3.50%, due 02/28/31	2,673,290
3,010,000	U.S. Treasury Notes, 3.63%, due 08/31/27	3,001,358
4,941,000	U.S. Treasury Notes, 3.63%, due 08/15/28	4,920,348
3,026,000	U.S. Treasury Notes, 3.75%, due 05/15/28	3,022,277
8,480,000	U.S. Treasury Notes, 3.88%, due 05/31/27	8,486,294
1,201,000	U.S. Treasury Notes, 3.88%, due 03/31/31	1,197,200
22,525,000	U.S. Treasury Notes, 3.88%, due 09/30/32	22,233,319
8,431,000	U.S. Treasury Notes, 4.13%, due 02/15/36	8,299,924
2,522,000	U.S. Treasury Notes, 4.25%, due 03/31/33	2,539,536
4,000,000	U.S. Treasury Notes, 4.50%, due 12/31/31	4,095,781
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(j)(k)	939,811
3,500,000	U.S. Treasury STRIPS Coupon, 2.67%, due 02/15/43(j)(l)	1,498,568
7,055,000	U.S. Treasury STRIPS Coupon, 3.37%, due 11/15/41(j)(l)	3,256,955
345,000	U.S. Treasury STRIPS Coupon, 4.37%, due 08/15/43(j)	143,417
100,000	U.S. Treasury STRIPS Coupon, 4.72%, due 02/15/40(j)	51,321
2,690,000	U.S. Treasury STRIPS Coupon, 4.84%, due 02/15/42(j)	1,223,460
650,000	U.S. Treasury STRIPS Coupon, 5.14%, due 02/15/45(j)	248,310
		308,972,332
	TOTAL DEBT OBLIGATIONS (COST $1,553,891,550)	1,523,854,955

98See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*	37,191
	TOTAL COMMON STOCK (COST $234,312)	37,191

Par Value(a)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.0%
	Mutual Fund - Securities Lending Collateral — 1.0%
15,370,327	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(m)(n)	15,370,327
	TOTAL SHORT-TERM INVESTMENT (COST $15,370,327)	15,370,327
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.9% (Cost $1,569,496,189)	1,539,262,473
	TBA SALE COMMITMENT — (0.3)%
(6,500,000)	Uniform Mortgage-Backed Security, TBA, 2.00%, due 04/01/56	(5,237,070)
	TOTAL TBA SALE COMMITMENT (PROCEEDS $5,324,668)	(5,237,070)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.6% (Cost $1,564,171,521)	1,534,025,403
	Other Assets and Liabilities (net) — 0.4%	6,341,846
	NET ASSETS — 100.0%	$1,540,367,249

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of March 31, 2026.
(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	All or a portion of this security is out on loan.
(f)	Security is perpetual and has no stated maturity date.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)	Year of maturity is greater than 2100.
(i)	When-issued security.
(j)	Interest rate presented is yield to maturity.
(k)	All or a portion of this security is pledged for open futures collateral.
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
(l)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(m)	The rate disclosed is the 7-day net yield as of March 31, 2026.
(n)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at year end is $322,455,679 which represents 20.9% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	12,564,323	USD	14,555,791	04/02/26	Barclays Bank PLC	$(79,180)
EUR	1,087,384	USD	1,265,121	04/02/26	JPMorgan Chase Bank N.A.	(12,237)
USD	16,138,953	EUR	13,651,707	04/02/26	Barclays Bank PLC	409,458
USD	14,583,855	EUR	12,564,323	05/12/26	Barclays Bank PLC	79,927
						$397,968
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
356	U.S. Treasury Note 5-Year	Jun 2026	$38,511,969	$(506,893)
70	U.S. Ultra 10-Year	Jun 2026	7,946,094	(158,807)
54	U.S. Treasury Note 10-Year	Jun 2026	5,996,531	14,571
44	U.S. Treasury Note 2-Year	Jun 2026	9,127,594	(23,601)
				$(674,730)
Sales
23	U.S. Ultra Bond	Jun 2026	$2,680,938	$63,044
20	U.S. Long Bond	Jun 2026	2,277,500	(46)
				$62,998
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	4.70%	Annual	09/25/26	$153	USD	830,000	$(3,728)	$(3,881)
12-Month SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(12,437)	(12,437)
12-Month SOFR	Annual	4.25%	Annual	05/13/29	(9,825)	USD	9,240,000	(182,952)	(173,127)
12-Month SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	523,539	7,731
4.50%	Annual	12-Month SOFR	Annual	05/13/27	5,534	USD	14,850,000	127,130	121,596
									$(60,118)
100See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
OTC— Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Market Value
315,000	USD	09/20/26	Barclays Bank PLC	1.00%	Quarterly	Republic of Italy Government International Bonds, 1.25%, Matured	$(500)	$1,881	$1,381
754,000	USD	06/20/26	Barclays Bank PLC	0.00%	Quarterly	Republic of Italy Government International Bonds, 2.875%, 10/17/29 (Moody’s rating: Baa2 ; S&P rating: BBB+)	94	(217)	(123)
Total OTC Credit Default Swaps							$(406)	$1,664	$1,258
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
19,535,000	USD	06/20/31	1.00%	Quarterly	CDX.NA.IG.S46**	$24,147	$313,576	$337,723
Total Sell Protection						$24,147	$313,576	$337,723

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
REMIC	—	Real Estate Mortgage Investment Conduit
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Abbreviations
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
102See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026

Asset Class Summary	% of Net Assets
Debt Obligations	98.9
Swaps	0.0*
Equities	0.0*
Futures Contracts	(0.0)*
TBA Sale Commitment	(0.3)
Forward Foreign Currency Contracts	(0.9)
Short-Term Investment	1.0
Other Assets and Liabilities (net)	1.3
100.0

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2026

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 99.3%
	Asset Backed Securities — 9.3%
3,200,000	ACRES LLC, Series 2025-FL3, Class A, 5.30% (1 mo. USD Term SOFR + 1.62%), due 08/18/40(b) 144A	3,203,726
425,192	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 4.44% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	405,369
1,800,000	Affirm Master Trust, Series 2025-2A, Class A, 4.67%, due 07/15/33 144A	1,806,092
300,000	AGL CLO 25 Ltd., Series 2023-25A, Class D1R, 6.57% (3 mo. USD Term SOFR + 2.90%), due 07/21/38(b) 144A	294,017
250,000	AIMCO CLO 15 Ltd., Series 2021-15A, Class ER, 8.27% (3 mo. USD Term SOFR + 4.60%), due 04/17/38(b) 144A	242,963
1,575,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class E, 9.77% (3 mo. USD Term SOFR + 6.10%), due 04/19/38(b) 144A	1,571,321
1,620,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class SUB, 0.00%, due 04/19/38(c) 144A	1,133,982
207,566	Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, due 09/15/33 144A	208,233
340,000	AMSR Trust, Series 2025-SFR1, Class F2, 3.66%, due 06/17/42 144A	300,620
510,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class E, 8.35%, due 01/20/34 144A	521,641
250,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class ER2, 9.72% (3 mo. USD Term SOFR + 6.05%), due 07/20/38(b) 144A	249,382
250,000	Anchorage Capital CLO 26 Ltd., Series 2023-26A, Class ER, 9.92% (3 mo. USD Term SOFR + 6.25%), due 03/19/38(b) 144A	249,423
1,000,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class A1R, 4.83% (3 mo. USD Term SOFR + 1.16%), due 04/20/37(b) 144A	998,110
250,000	Anchorage Capital CLO 32 Ltd., Series 2025-32A, Class E, 10.67% (3 mo. USD Term SOFR + 7.00%), due 07/15/37(b) 144A	243,513
250,000	Anchorage Capital CLO 36 Ltd., Series 2026-36A, Class E, 1.00% (3 mo. USD Term SOFR + 6.59%), due 04/15/39(b)(d) 144A	250,625
600,000	Anchorage Credit Funding 18 Ltd., Series 2025-18A, Class B, 5.70%, due 10/22/40 144A	600,526
1,800,000	Anchorage Credit Funding 20 Ltd., Series 2026-20A, Class A, 4.90%, due 04/25/42(d) 144A	1,800,812
853,543	Aqua Finance Issuer Trust, Series 2025-B, Class A, 4.79%, due 05/17/51 144A	858,014
2,000,000	ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 4.80% (3 mo. USD Term SOFR + 1.13%), due 04/15/34(b) 144A	1,999,610
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.98% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	727,369
1,324,145	Avid Automobile Receivables Trust, 7.80%, due 07/15/32(e)	1,326,565
855,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, due 06/20/29 144A	868,185
905,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, due 12/20/29 144A	919,860
2,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, due 02/20/30 144A	2,184,575
900,000	Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class C, 5.67%, due 02/15/33 144A	895,983
1,230,000	Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class D, 7.71%, due 02/15/33 144A	1,225,062
1,500,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 4.82% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	1,498,962
300,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class D1RR, 6.57% (3 mo. USD Term SOFR + 2.90%), due 04/20/36(b) 144A	293,603
104See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
700,000	Balboa Bay Loan Funding Ltd., Series 2025-1A, Class E, 9.42% (3 mo. USD Term SOFR + 5.75%), due 07/20/38(b) 144A	685,450
1,220,000	Ballyrock CLO 29 Ltd., Series 2025-29A, Class SUB, 0.00%, due 07/25/38(c) 144A	802,683
250,000	Barings CLO Ltd., Series 2023-1A, Class ER, 10.37% (3 mo. USD Term SOFR + 6.70%), due 04/20/38(b) 144A	245,176
300,000	BCC Middle Market CLO LLC, Series 2025-1A, Class D1, 7.17% (3 mo. USD Term SOFR + 3.50%), due 07/17/37(b) 144A	293,146
250,000	Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class E, 8.57% (3 mo. USD Term SOFR + 4.90%), due 07/25/38(b) 144A	246,861
250,000	Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 8.92% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b) 144A	244,608
1,200,000	BHG Securitization Trust, Series 2025-2CON, Class B, 5.17%, due 09/17/36 144A	1,205,176
450,000	Brant Point CLO Ltd., Series 2025-7A, Class D1, 6.87% (3 mo. USD Term SOFR + 3.20%), due 07/25/38(b) 144A	447,588
1,000,000	Capital Four U.S. CLO I Ltd., Series 2021-1A, Class AR, 4.81% (3 mo. USD Term SOFR + 1.14%), due 01/18/35(b) 144A	998,500
2,000,000	Carlyle U.S. CLO Ltd., Series 2017-2A, Class ER2, 11.23% (3 mo. USD Term SOFR + 7.56%), due 07/20/37(b) 144A	1,859,208
400,000	Carlyle U.S. CLO Ltd., Series 2020-2A, Class A1R2, 4.75% (3 mo. USD Term SOFR + 1.08%), due 01/25/35(b) 144A	399,200
700,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class D1R, 6.52% (3 mo. USD Term SOFR + 2.85%), due 07/20/37(b) 144A	691,091
250,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class ER, 9.42% (3 mo. USD Term SOFR + 5.75%), due 07/20/37(b) 144A	241,096
1,000,000	Carlyle U.S. CLO Ltd., Series 2025-2A, Class E, 10.42% (3 mo. USD Term SOFR + 6.75%), due 07/25/38(b) 144A	997,703
250,000	Carlyle U.S. CLO Ltd., Series 2025-3A, Class E, 8.92% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b) 144A	244,667
773,451	Chase Auto Credit Linked Notes, Series 2025-1, Class E, 6.02%, due 02/25/33 144A	775,265
599,896	Chase Auto Credit Linked Notes, Series 2025-1, Class F, 7.00%, due 02/25/33 144A	599,655
250,000	CIFC Funding Ltd., Series 2018-4A, Class ER, 8.52% (3 mo. USD Term SOFR + 4.85%), due 01/17/38(b) 144A	241,912
250,000	CIFC Funding Ltd., Series 2019-4A, Class C1R2, 6.52% (3 mo. USD Term SOFR + 2.85%), due 07/15/38(b) 144A	245,746
250,000	CIFC Funding Ltd., Series 2019-4A, Class DR2, 8.92% (3 mo. USD Term SOFR + 5.25%), due 07/15/38(b) 144A	248,062
250,000	CIFC Funding Ltd., Series 2022-5A, Class ER2, 10.20% (3 mo. USD Term SOFR + 6.54%), due 03/16/38(b) 144A	250,625
300,000	CIFC Funding Ltd., Series 2025-3A, Class SUB, 0.00%, due 07/21/38(c) 144A	232,558
1,000,000	Clermont Park CLO Ltd., Series 2025-1A, Class E, 9.17% (3 mo. USD Term SOFR + 5.50%), due 04/24/38(b) 144A	979,317
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79%, due 11/15/29 144A	501,882
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12%, due 07/15/31 144A	503,702
500,000	CPS Auto Receivables Trust, Series 2025-C, Class B, 4.71%, due 12/17/29 144A	501,433
1,200,000	CPS Auto Receivables Trust, Series 2025-C, Class C, 4.91%, due 10/15/31 144A	1,202,765
1,000,000	CTM CLO Ltd., Series 2025-1A, Class E, 10.42% (3 mo. USD Term SOFR + 6.75%), due 07/15/38(b) 144A	982,807
250,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class SUB, 0.00%, due 04/15/22(c)(f) 144A	168,690
925,000	Eldridge CLO Ltd., Series 2025-2A, Class D1, 6.49% (3 mo. USD Term SOFR + 2.85%), due 01/20/39(b) 144A	911,200
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
800,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.82% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	800,378
1,675,000	Elmwood CLO 20 Ltd., Series 2022-7A, Class ER2, 8.38% (3 mo. USD Term SOFR + 4.75%), due 01/20/39(b) 144A	1,635,194
755,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class D, 6.92% (3 mo. USD Term SOFR + 3.25%), due 03/31/38(b) 144A	755,468
250,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 10.17% (3 mo. USD Term SOFR + 6.50%), due 03/31/38(b) 144A	249,418
430,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class E, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/20/38(b) 144A	424,450
266,000	Elmwood CLO XI Ltd., Series 2021-4A, Class SUB, 0.00%, due 10/20/34(c) 144A	152,248
1,000,000	Elmwood CLO XII Ltd., Series 2021-5A, Class D1R, 6.77% (3 mo. USD Term SOFR + 3.10%), due 10/15/37(b) 144A	983,067
1,875,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class E, 6.99%, due 04/15/33 144A	1,851,262
595,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class E, 6.87%, due 02/15/33 144A	582,713
500,000	Flagship Credit Auto Trust, Series 2023-2, Class E, 10.89%, due 07/15/30 144A	348,811
250,000	Flatiron CLO 23 LLC, Series 2023-1A, Class ER, 8.62% (3 mo. USD Term SOFR + 4.95%), due 04/17/36(b) 144A	240,387
356,401	Foundation Finance Trust, Series 2025-2A, Class A, 4.67%, due 04/15/52 144A	354,521
250,000	Galaxy XXII CLO Ltd., Series 2016-22A, Class ER4, 10.16% (3 mo. USD Term SOFR + 5.25%), due 04/16/34(b) 144A	237,716
250,000	GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9A, Class ER2, 1.00% (3 mo. USD Term SOFR + 5.90%), due 04/20/37(b)(d) 144A	250,625
700,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.78% (3 mo. USD Term SOFR + 1.11%), due 04/20/35(b) 144A	699,373
400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class AJR2, 5.07% (3 mo. USD Term SOFR + 1.40%), due 04/20/35(b) 144A	399,292
1,400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class BR2, 5.17% (3 mo. USD Term SOFR + 1.50%), due 04/20/35(b) 144A	1,387,491
239,002	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A2, 4.93%, due 06/25/60 144A	239,869
500,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A3, 5.02%, due 06/25/60 144A	505,988
343,401	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4, 4.89%, due 06/25/60 144A	343,228
557,302	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.34%, due 12/27/60 144A	557,746
6,000,000	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.15% (1 mo. USD Term SOFR + 1.48%), due 01/15/43(b) 144A	6,002,432
12,777	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.33% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	12,553
1,000,000	Harvest U.S. CLO Ltd., Series 2023-1A, Class A1R, 4.82% (3 mo. USD Term SOFR + 1.15%), due 01/15/37(b) 144A	997,765
409,065	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class D, 6.92% (30 day USD SOFR Average + 3.25%), due 09/20/33(b) 144A	400,104
1,340,000	Huntington Bank Auto Credit-Linked Notes, Series 2026-1, Class D, 8.17% (30 day USD SOFR Average + 4.50%), due 02/20/34(b) 144A	1,336,662
2,200,000	Invesco CLO Ltd., Series 2022-2A, Class A1R, 4.82% (3 mo. USD Term SOFR + 1.15%), due 07/20/35(b) 144A	2,199,793
250,000	Kennedy Lewis CLO 17 Ltd., Series 2024-17A, Class E, 9.82% (3 mo. USD Term SOFR + 6.15%), due 10/22/37(b) 144A	242,336
106See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
800,000	Kennedy Lewis CLO 21 Ltd., Series 2025-21A, Class D1, 6.77% (3 mo. USD Term SOFR + 3.10%), due 07/25/38(b) 144A	789,883
4,400,000	KKR CLO 16 Ltd., Series 16, Class A1R3, 4.81% (3 mo. USD Term SOFR + 1.14%), due 10/20/34(b) 144A	4,397,615
352,539	KREF Ltd., Series 2022-FL3, Class A, 5.13% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	352,725
682,385	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.09%, due 10/16/28 144A	689,781
775,000	Lendmark Funding Trust, Series 2025-1A, Class E, 8.91%, due 09/20/34 144A	798,594
3,500,000	LMNT CRE LLC, Series 2025-FL3, Class A, 5.23% (1 mo. USD Term SOFR + 1.55%), due 07/21/43(b) 144A	3,502,117
99,792	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.07% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	98,919
3,000,000	LRECS LLC, Series 2025-CRE1, Class A, 5.18% (1 mo. USD Term SOFR + 1.50%), due 08/19/43(b) 144A	2,994,788
1,680,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class ER, 9.67% (3 mo. USD Term SOFR + 6.00%), due 07/21/38(b) 144A	1,546,936
500,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class D1, 6.47% (3 mo. USD Term SOFR + 2.80%), due 07/16/38(b) 144A	491,597
250,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class E, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/16/38(b) 144A	244,551
2,030,000	Madison Park Funding LXXII Ltd., Series 2025-72A, Class SUB, 0.00%, due 07/23/38(c) 144A	1,548,565
250,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class ERR, 8.92% (3 mo. USD Term SOFR + 5.25%), due 10/15/34(b) 144A	219,772
11,453,250	Madison Park Funding XVII Ltd., Series 2015-17A, Class SUB, 0.00%, due 07/21/45(c) 144A	791,431
1,190,000	Madison Park Funding XVII Ltd., Series 2015-17X, Class SUB, due 07/21/30(c)(g)	82,230
1,690,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class SUB, 0.00%, due 01/15/33(c) 144A	531,346
250,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class ER, 10.07% (3 mo. USD Term SOFR + 6.40%), due 07/23/37(b) 144A	222,031
540,000	Magnetite 50 Ltd., Series 2025-50A, Class E, 8.47% (3 mo. USD Term SOFR + 4.80%), due 07/25/38(b) 144A	533,522
500,000	Magnetite XLIII Ltd., Series 2025-43A, Class D2, 6.87% (3 mo. USD Term SOFR + 3.20%), due 07/15/38(b) 144A	500,317
250,000	Magnetite XLIII Ltd., Series 2025-43A, Class E, 10.17% (3 mo. USD Term SOFR + 6.50%), due 07/15/38(b) 144A	249,417
280,500	Magnetite XXVIII Ltd., Series 2020-28A, Class SUB, due 01/20/35(c) 144A	149,461
250,000	Magnetite XXXVI Ltd., Series 2023-36A, Class ER, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/25/38(b) 144A	249,511
435,000	MF1 LLC, Series 2025-FL19, Class C, 6.52% (1 mo. USD Term SOFR + 2.84%), due 05/18/42(b) 144A	435,277
302,815	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	283,972
325,397	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.08% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	321,954
900,000	Navesink CLO 2 Ltd., Series 2024-2A, Class A1R, 4.86% (3 mo. USD Term SOFR + 1.19%), due 01/15/36(b) 144A	899,110
732,543	Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, due 07/15/55 144A	734,694
1,200,000	Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, due 07/15/55 144A	1,206,470
227,711	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	224,907
1,145,415	Nelnet Student Loan Trust, Series 2025-BA, Class A1A, 4.84%, due 05/17/55 144A	1,141,222
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,057,306	Nelnet Student Loan Trust, Series 2025-BA, Class A1B, 5.02% (30 day USD SOFR Average + 1.35%), due 05/17/55(b) 144A	1,064,097
1,874,683	Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, due 08/20/54 144A	1,853,071
1,000,000	Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class ER2, 8.66% (3 mo. USD Term SOFR + 5.00%), due 07/23/36(b) 144A	984,943
250,000	Neuberger Berman Loan Advisers CLO 61 Ltd., Series 2025-61A, Class E, 8.57% (3 mo. USD Term SOFR + 4.90%), due 07/17/39(b) 144A	248,591
250,000	Oaktree CLO Ltd., Series 2023-1A, Class ER, 11.17% (3 mo. USD Term SOFR + 7.50%), due 04/15/38(b) 144A	245,375
250,000	Oaktree CLO Ltd., Series 2025-32A, Class E, 9.02% (3 mo. USD Term SOFR + 5.35%), due 07/15/38(b) 144A	244,673
1,240,625	OCP CLO Ltd., Series 2018-15A, Class SUB, 0.00%, due 07/20/31(c) 144A	448,720
3,360,000	OCP CLO Ltd., Series 2021-21A, Class SUB, 0.00%, due 01/20/38(c) 144A	1,690,718
250,000	OCP CLO Ltd., Series 2022-24A, Class ER, 9.92% (3 mo. USD Term SOFR + 6.25%), due 10/20/37(b) 144A	250,059
450,000	OCP CLO Ltd., Series 2024-35A, Class D1, 6.77% (3 mo. USD Term SOFR + 3.10%), due 10/25/37(b) 144A	444,074
665,000	OCP CLO Ltd., Series 2025-43A, Class D1, 6.92% (3 mo. USD Term SOFR + 3.25%), due 07/20/38(b) 144A	663,209
250,000	OCP CLO Ltd., Series 2025-43A, Class E, 10.17% (3 mo. USD Term SOFR + 6.50%), due 07/20/38(b) 144A	249,410
2,800,000	Octagon 64 Ltd., Series 2022-1A, Class A1R, 4.93% (3 mo. USD Term SOFR + 1.26%), due 07/21/35(b) 144A	2,799,126
288,067	Octagon 67 Ltd., Series 2023-1A, Class FR, 12.00%, due 07/25/38 144A	245,477
250,000	OHA Credit Funding 15-R Ltd., Series 2023-15RA, Class E, 8.52% (3 mo. USD Term SOFR + 4.85%), due 07/20/38(b) 144A	243,918
725,000	OHA Credit Funding 22 Ltd., Series 2025-22A, Class E, 9.22% (3 mo. USD Term SOFR + 5.55%), due 07/20/38(b) 144A	701,002
456,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class D1R2, 6.37% (3 mo. USD Term SOFR + 2.70%), due 07/19/38(b) 144A	451,613
380,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class ER2, 8.57% (3 mo. USD Term SOFR + 4.90%), due 07/19/38(b) 144A	373,379
620,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class SUB, 0.00%, due 01/20/38(c) 144A	355,491
1,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class SUB, 0.00%, due 02/20/38(c) 144A	419,832
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 4.72% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	753,057
2,499,903	Pagaya AI Debt Grantor Trust, Series 2025-5, Class B, 5.44%, due 03/15/33 144A	2,504,971
1,699,843	Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, due 04/15/33 144A	1,688,114
518,939	Pagaya AI Debt Grantor Trust, Series 2025-R2, Class A, 4.87%, due 10/15/32 144A	519,658
285,000	Palmer Square CLO Ltd., Series 2018-1A, Class DR, 10.61% (3 mo. USD Term SOFR + 6.94%), due 04/18/37(b) 144A	250,501
790,000	Peace Park CLO Ltd., Series 2021-1A, Class ER, 8.57% (3 mo. USD Term SOFR + 4.90%), due 10/20/38(b) 144A	705,093
1,415,752	PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/42 144A	1,427,931
1,226,527	PK ALIFT Loan Funding 7 LP, Series 2025-2, Class A, 4.75%, due 03/15/43 144A	1,222,271
680,000	Point Securitization Trust, Series 2025-1, Class A2, 7.50%, due 06/25/55 144A	680,546
330,000	Point Securitization Trust, Series 2025-2, Class A2, 7.00%, due 10/25/55(h) 144A	325,332
235,000	Point Securitization Trust, Series 2026-1, Class A2, 6.50%, due 02/25/56(h) 144A	228,269
1,150,000	Post CLO Ltd., Series 2021-1A, Class AR, 4.75% (3 mo. USD Term SOFR + 1.08%), due 10/15/34(b) 144A	1,147,988
1,200,000	PPM CLO 3 Ltd., Series 2019-3A, Class A1R2, 4.79% (3 mo. USD Term SOFR + 1.12%), due 07/17/34(b) 144A	1,199,387
108See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
430,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL10, Class A2, 7.26%, due 10/25/55(h) 144A	361,535
375,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL11, Class A2, 7.02%, due 10/25/55(h) 144A	375,432
1,698,112	Pretium Mortgage Credit Partners LLC, Series 2025-NPL13, Class A1, 5.34%, due 12/25/55(h) 144A	1,687,401
366,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL13, Class A2, 6.78%, due 12/25/55(h) 144A	348,030
968,391	Pretium Mortgage Credit Partners LLC, Series 2025-NPL14, Class A1, 5.27%, due 12/25/55(h) 144A	960,929
1,050,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL14, Class A2, 6.78%, due 12/25/55(h) 144A	1,038,050
1,305,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL3, Class A2, 8.84%, due 04/25/55(h) 144A	1,307,669
1,725,631	Pretium Mortgage Credit Partners LLC, Series 2025-NPL5, Class A1, 6.24%, due 05/25/55(h) 144A	1,729,695
1,335,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL5, Class A2, 8.72%, due 05/25/55(h) 144A	1,338,718
899,031	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.74%, due 06/25/55(h) 144A	901,088
590,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A2, 8.72%, due 06/25/55(h) 144A	592,447
1,081,140	Pretium Mortgage Credit Partners LLC, Series 2025-NPL7, Class A1, 5.66%, due 07/25/55(h) 144A	1,084,002
725,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL7, Class A2, 8.35%, due 07/25/55(h) 144A	727,914
475,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A2, 7.99%, due 08/25/55(h) 144A	476,371
928,478	Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A1, 5.39%, due 08/25/55(h) 144A	929,984
755,000	Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A2, 7.51%, due 08/25/55(h) 144A	757,312
974,544	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.18%, due 01/25/56(h) 144A	967,381
355,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A2, 6.54%, due 01/25/56(h) 144A	351,269
488,582	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.15%, due 02/25/56(h) 144A	485,103
1,047,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A2, 6.54%, due 02/25/56(h) 144A	1,042,686
505,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL3, Class A2, 6.22%, due 02/25/56(h) 144A	499,763
1,875,000	Rad CLO 12 Ltd., Series 2021-12A, Class DR, 10.32% (3 mo. USD Term SOFR + 6.65%), due 07/30/40(b) 144A	1,729,481
1,697,247	RCKT Mortgage Trust, Series 2025-CES6, Class A1A, 5.47%, due 06/25/55(h) 144A	1,704,134
294,727	Reach ABS Trust, Series 2025-2A, Class A, 4.93%, due 08/18/32 144A	295,975
1,600,000	Reach ABS Trust, Series 2025-2A, Class B, 5.12%, due 08/18/32 144A	1,603,509
2,200,000	Reach ABS Trust, Series 2026-1A, Class B, 4.37%, due 02/15/33 144A	2,192,684
1,000,000	Regatta 33 Funding Ltd., Series 2025-2A, Class E, 10.32% (3 mo. USD Term SOFR + 6.65%), due 07/25/38(b) 144A	997,653
699,292	Renew Financial, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	674,817
129,680	Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class A1, 4.73%, due 07/27/26 144A	129,711
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
700,000	Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class A2, 5.12%, due 04/25/34 144A	702,329
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 4.41% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,147,910
1,900,000	Rockford Tower CLO Ltd., Series 2022-1A, Class A1R, 4.87% (3 mo. USD Term SOFR + 1.20%), due 07/20/35(b) 144A	1,900,950
2,600,000	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.42%, due 07/29/43 144A	2,617,706
260,000	RR 23 Ltd., Series 2022-23A, Class DR2, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/15/37(b) 144A	254,379
1,000,000	RR 28 Ltd., Series 2024-28RA, Class DR2, 9.78% (3 mo. USD Term SOFR + 6.10%), due 04/15/41(b) 144A	990,221
550,000	RR 40 Ltd., Series 2025-40A, Class D, 9.42% (3 mo. USD Term SOFR + 5.75%), due 07/15/38(b) 144A	538,699
1,350,106	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, due 06/15/32 144A	1,387,225
250,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.27%, due 01/16/34 144A	250,474
860,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class F, 7.34%, due 01/16/34 144A	858,319
2,000,000	Sculptor CLO XXVII Ltd., Series 27A, Class A1RR, 4.81% (3 mo. USD Term SOFR + 1.15%), due 04/20/37(b) 144A	1,995,202
450,000	Sculptor CLO XXX Ltd., Series 30A, Class D1R, 7.27% (3 mo. USD Term SOFR + 3.60%), due 07/20/38(b) 144A	448,180
380,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class E, 8.67% (3 mo. USD Term SOFR + 5.00%), due 07/17/38(b) 144A	371,781
940,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class SUB, 0.00%, due 07/17/38(c) 144A	660,351
400,000	Sixth Street CLO 32 Ltd., Series 2026-32A, Class E, 1.00% (3 mo. USD Term SOFR + 6.00%), due 04/21/39(b)(d) 144A	401,861
2,500,000	Sixth Street CLO VIII Ltd., Series 2017-8A, Class A1R2, 4.82% (3 mo. USD Term SOFR + 1.15%), due 10/20/34(b) 144A	2,497,110
250,000	Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.17% (3 mo. USD Term SOFR + 5.50%), due 07/17/38(b) 144A	241,613
250,000	Sixth Street CLO XXVI Ltd., Series 2024-26X, Class E, 9.32% (3 mo. USD Term SOFR + 5.65%), due 10/18/37(b)(g)	245,106
2,565,524	Slam Ltd., Series 2025-1A, Class A, 5.81%, due 05/15/50 144A	2,599,491
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 6.94%, due 06/15/32(c)	49,245
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.92%, due 03/15/33(c)	49,702
230,359	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	208,523
1,282,013	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,299,690
964,542	SMB Private Education Loan Trust, Series 2024-A, Class A1B, 5.12% (30 day USD SOFR Average + 1.45%), due 03/15/56(b) 144A	974,127
1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,279,499
2,004,142	SMB Private Education Loan Trust, Series 2025-B, Class A1A, 5.02%, due 03/17/53 144A	2,007,102
3,000,000	SMB Private Education Loan Trust, Series 2026-B, Class A1A, 5.03%, due 03/15/56(d) 144A	2,986,346
1,805,000	Southwick Park CLO LLC, Series 2019-4A, Class ERR, 9.92% (3 mo. USD Term SOFR + 6.25%), due 07/20/32(b) 144A	1,716,008
276,454	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	270,377
800,000	Sunbit Asset Securitization Trust , Series 2025-1, Class A, 5.36%, due 07/15/30 144A	801,252
110See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,400,000	Symphony CLO 52 Ltd., Series 2025-52A, Class AR, 4.82% (3 mo. USD Term SOFR + 1.15%), due 01/20/36(b) 144A	1,397,938
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 6.42% (3 mo. USD Term SOFR + 2.75%), due 07/20/38(b) 144A	248,585
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class ER, 8.62% (3 mo. USD Term SOFR + 4.95%), due 07/20/38(b) 144A	247,864
1,200,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, 4.67% (3 mo. USD Term SOFR + 1.00%), due 04/20/34(b) 144A	1,198,142
1,397,531	Towd Point Mortgage Trust, Series 2025-CES3, Class A1A, 5.28%, due 08/25/65(h) 144A	1,396,986
1,000,000	TPG CLO Ltd., Series 2025-1A, Class E, 10.11% (3 mo. USD Term SOFR + 6.15%), due 07/15/38(b) 144A	997,199
1,300,000	Trimaran CAVU Ltd., Series 2021-2A, Class AR, 4.67% (3 mo. USD Term SOFR + 1.02%), due 10/25/34(b) 144A	1,298,993
250,000	Trimaran CAVU Ltd., Series 2025-1A, Class E, 8.92% (3 mo. USD Term SOFR + 5.25%), due 04/25/38(b) 144A	244,768
1,391,173	UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, due 09/25/47 144A	1,384,042
2,100,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 03/15/56 144A	2,066,022
125,000	VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, due 03/15/56 144A	125,764
943,184	VCAT LLC, Series 2026-NPL1, Class A1, 5.10%, due 01/25/56(h) 144A	938,615
250,000	Voya CLO Ltd., Series 2025-1A, Class E, 8.27% (3 mo. USD Term SOFR + 4.60%), due 04/20/38(b) 144A	244,563
250,000	Voya CLO Ltd., Series 2025-3A, Class E, 9.07% (3 mo. USD Term SOFR + 5.40%), due 07/20/38(b) 144A	246,579
250,000	Wonder Lake Park CLO Ltd., Series 2025-1A, Class E, 8.57% (3 mo. USD Term SOFR + 4.90%), due 07/24/38(b) 144A	244,514
2,500,000	Zayo Issuer LLC, Series 2025-2A, Class C, 9.49%, due 06/20/55 144A	2,630,240
		195,831,751
	Bank Loans — 16.8%
236,875	1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 5.42% (1 mo. USD Term SOFR + 1.75%), due 09/20/30(b)	236,638
133,982	AAL Delaware Holdco, Inc., 2025 Term Loan, 6.42% (1 mo. USD Term SOFR + 2.75%), due 07/30/31(b)	133,934
905,833	Access CIG LLC, 2025 Term Loan, 7.70% (1 mo. USD Term SOFR + 4.00%), due 08/19/30(b)	822,043
787,000	ACP Tara Holdings, Inc., 2025 Term Loan B, 6.97% (3 mo. USD Term SOFR + 3.25%), due 12/15/32(b)	791,591
1,733,703	Acrisure LLC, 2024 1st Lien Term Loan B6, 6.67% (1 mo. USD Term SOFR + 3.00%), due 11/06/30(b)	1,683,859
992,500	Acrisure LLC, 2025 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 06/21/32(b)	962,880
625,000	Advanced Drainage Systems, Inc., 5.30% (1 mo. USD Term SOFR + 1.63%), due 02/28/33(b)	628,906
580,000	AGI-CFI Acquisition Corp., 2026 Term Loan B TBD, due 03/25/33(i)	574,925
713,627	Agiliti Health, Inc., 2023 Term Loan, 6.58% (6 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	696,084
1,678,895	AI Aqua Merger Sub, Inc., 2026 Term Loan B, 6.41% (1 mo. USD Term SOFR +2.75%), due 07/31/28(b)	1,675,366
1,678,895	AI Aqua Merger Sub, Inc., 2026 Term Loan B, 6.41% (3 mo. USD Term SOFR +2.75%), due 07/31/28(b)	1,675,366
1,733,078	AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan, 7.67% (3 mo. USD Term SOFR + 4.00%), due 04/08/30(b)	1,737,771
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,085,000		AL GCX Holdings LLC, 2025 Term Loan B, 5.92% (1 mo. USD Term SOFR + 2.25%), due 12/17/32(b)	1,086,356
1,000,000	EUR	Albea Beauty Holdings SA, 2023 EUR Term Loan B, 7.50% (6 mo. EURIBOR + 5.00%), due 12/31/27(b)	1,049,462
1,000,000	EUR	Albion Financing 3 SARL, 2025 EUR Term Loan, 5.03% (3 mo. EURIBOR + 3.00%), due 05/21/31(b)	1,151,400
283,577		Alera Group, Inc., 2026 Term Loan B, 6.42% (1 mo. PRIME + 1.75%), due 05/30/32(b)	275,601
1,477,022		AlixPartners LLP, 2025 USD Term Loan, 5.67% (1 mo. USD Term SOFR + 2.00%), due 08/12/32(b)	1,465,367
1,350,000		Alkermes, Inc., 2026 Term Loan B, 6.42% (1 mo. USD Term SOFR + 2.75%), due 08/12/31(b)	1,361,812
643,504		Alliant Holdings Intermediate LLC, 2025 Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 09/19/31(b)	639,113
1,851,199		Allied Universal Holdco LLC, 2025 USD Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(b)	1,852,741
300,000		Allison Transmission, Inc., 2025 Incremental Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 01/02/33(b)	301,634
249,367		Alpha Generation LLC, Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 09/30/31(b)	249,009
1,630,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan, 9.11% (12 mo. USD Term SOFR + 5.60%), due 02/01/30(b)	1,548,500
665,853		Altice France SA, 2025 USD Term Loan B14, 10.55% (3 mo. USD Term SOFR + 6.88%), due 05/31/31(b)	668,350
327,000		Altice France SA, 2025 USD Term Loan B14 TBD, due 05/31/31(i)	328,226
398,746		Amentum Government Services Holdings LLC, 2024 Term Loan B, 5.67% (1 mo. USD Term SOFR + 2.00%), due 09/29/31(b)	399,057
697,375		American Airlines, Inc., 2025 Term Loan B, 6.42% (3 mo. USD Term SOFR + 2.75%), due 05/28/32(b)	692,217
1,197,452		American Auto Auction Group LLC, 2025 Term Loan, 8.20% (3 mo. USD Term SOFR + 4.50%), due 05/28/32(b)	1,189,968
594,000		American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 6.91% (3 mo. USD Term SOFR + 3.25%), due 02/03/33(b)	591,030
197,980		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 01/31/31(b)	198,284
1,711,855		Amneal Pharmaceuticals LLC, 2026 Term Loan, 6.67% (1 mo. USD Term SOFR + 3.00%), due 08/01/32(b)	1,720,058
3,525		Amneal Pharmaceuticals LLC, 2026 Term Loan TBD, due 08/01/32(i)	3,542
1,481,802		Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 6.93% (1 mo. USD Term SOFR + 3.25%), due 06/13/30(b)	1,485,507
408,864		Applied Systems, Inc., 2024 1st Lien Term Loan, 5.95% (1 mo. USD Term SOFR + 2.25%), due 02/24/31(b)	401,453
1,237,437		Apro LLC, 2024 Term Loan B, 7.43% (1 mo. USD Term SOFR + 3.75%), due 07/09/31(b)	1,242,594
1,000,000		Aramark Services, Inc., 2025 Repriced Term Loan, 5.42% (1 mo. USD Term SOFR + 1.75%), due 04/06/28(b)	1,003,958
1,509,073		Arches Buyer, Inc., 2021 Term Loan B, 7.02% (1 mo. USD Term SOFR + 3.25%), due 12/06/27(b)	1,505,091
1,345,120		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 4.31% (4.31% Fixed or PIK), due 12/17/33(b)(e)(j)(k)	637,184
1,000,000	EUR	Armorica Lux SARL, EUR Term Loan, 6.95% (3 mo. EURIBOR + 4.93%), due 07/28/28(b)	1,114,753
116,957		Artera Services LLC, 2024 Term Loan, 8.17% (1 mo. USD Term SOFR + 4.50%), due 02/15/31(b)	99,384
112See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Bank Loans — continued
3,020,000	Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 11.52% (3 mo. USD Term SOFR + 7.75%), due 11/24/28(b)	2,731,841
129,659	Aruba Investments Holdings LLC, 2020 USD Term Loan, 7.16% (1 mo. USD Term SOFR + 3.38%), due 12/23/27(b)	121,814
207,824	Aruba Investments Holdings LLC, 2020 USD Term Loan, 7.77% (3 mo. USD Term SOFR + 4.00%), due 11/24/27(b)	199,576
90,437	Aruba Investments Holdings LLC, 2020 USD Term Loan TBD, due 11/24/27(i)	86,848
270,000	Aruba Investments Holdings LLC, 2020 USD Term Loan TBD, due 12/23/27(i)	253,665
264,936	Aruba Investments Holdings LLC, 2022 USD Incremental Term Loan, 8.42% (3 mo. USD Term SOFR + 4.75%), due 11/24/27(b)	254,449
208,188	Aspire Bakeries Holdings LLC, 2025 Repriced Term Loan, 6.67% (1 mo. USD Term SOFR + 3.00%), due 12/23/30(b)	208,481
1,039,395	Astro Acquisition LLC, 2025 Term Loan B, 6.95% (3 mo. USD Term SOFR + 3.25%), due 08/30/32(b)	1,045,458
426,355	Asurion LLC, 2021 Second Lien Term Loan B4, 9.03% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(b)	423,904
431,738	Asurion LLC, 2025 Term Loan B13, 7.92% (1 mo. USD Term SOFR + 4.25%), due 09/19/30(b)	427,204
2,485,963	Asurion LLC, 2026 Term Loan B14, 7.42% (1 mo. USD Term SOFR + 3.75%), due 02/23/33(b)	2,405,791
1,371,276	Athenahealth Group, Inc., 2022 Term Loan B, 6.42% (1 mo. USD Term SOFR + 2.75%), due 02/15/29(b)	1,349,238
1,162,915	Auction.com LLC, Term Loan, 9.63% (6 mo. USD Term SOFR + 6.00%), due 05/26/28(b)	1,010,527
455,433	Avaya, Inc., 2023 Exit Term Loan, 11.17% (1 mo. USD Term SOFR + 7.50%), due 08/01/28(b)	408,372
452,523	Barnes Group, Inc., 2025 Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 01/27/32(b)	451,675
723,153	Bausch & Lomb Corp., 2025 Repriced Term Loan, 7.42% (1 mo. USD Term SOFR + 3.75%), due 01/15/31(b)	725,639
1,088,972	BCPE Empire Holdings, Inc., 2025 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 12/11/30(b)	1,075,190
289,767	BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 7.17% (1 mo. USD Term SOFR + 3.50%), due 12/29/32(b)	285,784
149,625	BCPE Pequod Buyer, Inc., USD Term Loan B, 6.42% (3 mo. USD Term SOFR + 2.75%), due 11/25/31(b)	145,354
1,805,475	Beach Acquisition Bidco LLC, USD Term Loan B, 6.95% (3 mo. USD Term SOFR + 3.25%), due 09/12/32(b)	1,814,954
520,259	Belron Finance LLC, 2026 Repriced Term Loan B, 5.66% (3 mo. USD Term SOFR + 2.00%), due 10/16/31(b)	520,519
75,000	Bending Spoons U.S., Inc., Term Loan, 9.54% (1 mo. USD Term SOFR + 5.88%), due 03/07/31(b)	68,906
787,164	Bending Spoons U.S., Inc., USD Term Loan B, 9.54% (1 mo. USD Term SOFR + 5.88%), due 03/07/31(b)	725,175
1,192,005	Berlin Packaging LLC, 2025 Term Loan B7, 6.95% (3 mo. USD Term SOFR + 3.25%), due 06/07/31(b)	1,151,775
1,667,959	Bingo Holdings I LLC, Term Loan B, 8.45% (3 mo. USD Term SOFR + 4.75%), due 06/30/32(b)	1,626,885
694,500	Blackhawk Network Holdings, Inc., 2026 Term Loan B, 7.17% (1 mo. USD Term SOFR + 3.50%), due 03/12/29(b)	686,600
1,611,349	Broadstreet Partners, Inc., 2024 Term Loan B4, 6.17% (1 mo. USD Term SOFR + 2.50%), due 06/13/31(b)	1,573,281
101,665	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.17% (1 mo. USD Term SOFR + 2.50%), due 07/01/31(i)	101,911
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
354,868		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.17% (3 mo. USD Term SOFR + 2.50%), due 07/01/31(b)	355,727
375,000		CACI International, Inc., 2026 Incremental Term Loan B2, 5.42% (1 mo. USD Term SOFR + 1.75%), due 03/09/33(b)	375,469
642,073		Caesars Entertainment, Inc., Term Loan B, 5.92% (1 mo. USD Term SOFR + 2.25%), due 02/06/30(b)	624,918
1,778,000		Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 01/31/31(b)	1,548,528
1,618,285		Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 7.42% (3 mo. USD Term SOFR + 3.75%), due 12/29/28(b)	669,855
1,496,222		Cengage Learning, Inc., 2026 Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 03/24/31(b)	1,469,830
1,136,942		Central Parent, Inc., 2024 Term Loan B, 6.95% (3 mo. USD Term SOFR + 3.25%), due 07/06/29(b)	814,761
533,663		CFC Bidco Ltd., Term Loan B, 7.16% (3 mo. USD Term SOFR + 3.50%), due 07/01/32(b)	512,316
1,324,988		Chamberlain Group, Inc., 2025 Term Loan B, 6.42% (1 mo. USD Term SOFR + 2.75%), due 09/08/32(b)	1,313,704
144,377		Champ Acquisition Corp., 2024 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 11/25/31(b)	144,949
1,831,454		Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 7.92% (1 mo. USD Term SOFR + 4.25%), due 02/11/28(b)	1,815,571
498,724		Charter Communications Operating LLC, 2023 Term Loan B4 TBD, due 12/07/30(i)	498,947
1,480,592		Chemours Co., 2025 USD Term Loan B, 7.17% (1 mo. USD Term SOFR + 3.50%), due 10/15/32(b)	1,471,031
800,000	EUR	Chrysaor Bidco SARL, 2025 EUR Term Loan B, 5.53% (3 mo. EURIBOR + 3.50%), due 10/30/31(b)	919,044
423,808		Cinemark USA, Inc., 2025 Term Loan B, 5.92% (1 mo. USD Term SOFR + 2.25%), due 05/24/30(b)	425,529
170,192		Cinemark USA, Inc., 2025 Term Loan B, 5.95% (3 mo. USD Term SOFR + 2.25%), due 05/24/30(b)	170,883
1,596,000		Citco Funding LLC, 2026 Term Loan B, 5.67% (3 mo. USD Term SOFR + 2.00%), due 01/30/33(b)	1,591,261
511,141		Cloud Software Group, Inc., 2025 Term Loan B (2031), 6.95% (3 mo. USD Term SOFR + 3.25%), due 03/21/31(b)	469,611
1,542,250		Cloud Software Group, Inc., 2025 Term Loan B (2032), 6.95% (3 mo. USD Term SOFR + 3.25%), due 08/13/32(b)	1,412,123
1,558,225		Clover Holdings 2 LLC, Fixed Term Loan B, 7.75% (7.75% Fixed or PIK), due 12/09/31(b)	1,474,470
377,150		Clover Holdings 2 LLC, Term Loan B, 7.68% (1 mo. USD Term SOFR + 4.00%), due 12/09/31(b)	362,064
2,350,000		Clydesdale Acquisition Holdings, Inc., Term Loan B, 6.84% (1 mo. USD Term SOFR + 3.18%), due 04/13/29(b)	2,247,187
994,975		CNT Holdings I Corp., 2025 Term Loan, 6.17% (3 mo. USD Term SOFR + 2.50%), due 11/08/32(b)	995,597
163,077		Coherent Corp., 2025 Term Loan B2, 5.42% (1 mo. USD Term SOFR + 1.75%), due 07/02/29(b)	163,485
845,750		Colossus Acquireco LLC, Term Loan B, 5.38% (3 mo. USD Term SOFR + 1.75%), due 07/30/32(b)	843,560
661,385		Columbus McKinnon Corp., 2026 Term Loan B, 7.20% (3 mo. USD Term SOFR + 3.50%), due 02/03/33(b)	659,318
700,000		CompoSecure Holdings LLC, Term Loan, 5.93% (1 mo. USD Term SOFR + 2.25%), due 01/14/33(b)	699,125
114See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,000,000	EUR	Concorde Midco Ltd., 2025 EUR Term Loan B, 5.53% (3 mo. EURIBOR + 3.50%), due 03/01/30(b)	1,012,496
764,090		ConnectWise LLC, 2021 Term Loan B, 7.46% (3 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	706,306
651,713		Coolsys, Inc., 2021 Term Loan, 9.96% (3 mo. USD Term SOFR + 4.75%), due 08/11/28(b)	550,697
608,801		Coolsys, Inc., 2021 Term Loan, 9.97% (3 mo. USD Term SOFR + 4.75%), due 08/11/28(b)	514,437
19,165		Coolsys, Inc., 2021 Term Loan TBD, due 08/11/28(i)	16,194
1,500,000		Coral-U.S. Co-Borrower LLC, 2021 Term Loan B6, 6.79% (1 mo. USD Term SOFR + 3.00%), due 10/15/29(b)	1,493,304
200,000		Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, 6.92% (3 mo. USD Term SOFR + 3.25%), due 01/31/32(b)	196,938
483,607		Corel Corp., 2019 Term Loan, 8.77% (3 mo. USD Term SOFR + 5.00%), due 07/02/26(b)	397,766
1,088,945		Cotiviti Corp., 2024 Term Loan, 6.42% (1 mo. USD Term SOFR + 2.75%), due 05/01/31(b)	1,006,593
3,899,795		Covetrus, Inc., Term Loan, 8.70% (3 mo. USD Term SOFR + 5.00%), due 10/13/29(b)	3,658,496
1,512,400		CP Atlas Buyer, Inc., 2025 Term Loan, 8.92% (1 mo. USD Term SOFR + 5.25%), due 07/08/30(b)	1,399,915
980,000		CP Iris Holdco I, Inc., 2025 2nd Lien Term Loan, 10.67% (1 mo. USD Term SOFR + 7.00%), due 10/27/33(b)	970,200
277,884		CPI Holdco B LLC, 2025 Add-on Term Loan B, 5.67% (1 mo. USD Term SOFR + 5.25%), due 05/19/31(b)	276,400
1,088,950		CPPIB OVM Member U.S. LLC, Term Loan B, 5.95% (3 mo. USD Term SOFR + 2.25%), due 08/20/31(b)	1,089,857
1,739,036		Creation Technologies, Inc., 2021 Term Loan, 9.41% (3 mo. USD Term SOFR + 5.50%), due 10/05/28(b)	1,712,951
2,081,315		Crisis Prevention Institute, Inc., 2024 Term Loan B, 7.70% (3 mo. USD Term SOFR + 4.00%), due 04/09/31(b)	2,055,298
2,681,000		Cyberswift U.S. Finco LLC, Term Loan B, 7.65% (3 mo. USD Term SOFR + 4.00%), due 10/08/32(b)	2,645,812
364,035		Databricks, Inc., 2025 1st Amendment Term Loan TBD, due 01/05/32(i)	365,855
80,965		Databricks, Inc., 2025 Delayed Draw Term Loan TBD, due 01/05/32(i)	80,560
834,000		Dayforce, Inc., 2025 Term Loan, 6.66% (3 mo. USD Term SOFR + 3.00%), due 02/04/33(b)	791,466
610,000		Delta 2 Lux SARL, 2024 Term Loan B1, 5.45% (3 mo. USD Term SOFR + 1.75%), due 09/30/31(b)	610,190
970,000		DG Investment Intermediate Holdings 2, Inc., 2025 2nd Lien Term Loan, 9.17% (1 mo. USD Term SOFR + 5.50%), due 07/29/33(b)	950,600
1,632,608		Digital Room Holdings, Inc., 2021 Term Loan, 9.02% (1 mo. USD Term SOFR + 5.25%), due 12/21/28(b)	1,575,467
1,588,875		DirecTV Financing LLC, 2025 Term Loan B, 9.17% (3 mo. USD Term SOFR + 5.50%), due 02/17/31(b)	1,592,599
1,033,384		Dragon Buyer, Inc., Term Loan B TBD, due 09/30/31(i)	986,882
1,821,549		Drake Software LLC, 2024 Term Loan B, 7.95% (3 mo. USD Term SOFR + 4.25%), due 06/26/31(b)	1,716,810
1,100,000		Dycom Investments, Inc., 2026 Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 01/27/33(b)	1,105,500
528,531		Eagle Parent Corp., 2022 Term Loan B, 7.95% (3 mo. USD Term SOFR + 4.25%), due 04/02/29(b)	530,293
515,000		Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 8.92% (1 mo. USD Term SOFR + 5.25%), due 10/06/28(b)	511,781
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Bank Loans — continued
785,000	Electronic Arts, Inc., USD Term Loan B TBD, due 03/24/33(i)	781,320
947,408	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 10/08/29(b)	922,302
190,657	Embecta Corp., Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 03/30/29(b)	190,849
646,703	Emerald X, Inc., 2025 Term Loan B1, 6.92% (1 mo. USD Term SOFR + 3.25%), due 01/30/32(b)	648,050
346,502	EMRLD Borrower LP, 2024 Term Loan B, 5.95% (3 mo. USD Term SOFR + 2.50%), due 08/04/31(b)	346,305
1,832,530	Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 7.42% (1 mo. USD Term SOFR + 3.75%), due 04/23/31(b)	1,824,322
1,482,931	EnergySolutions LLC, 2023 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 09/20/30(b)	1,492,200
3,310,000	Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 9.96% (3 mo. USD Term SOFR + 6.00%), due 05/21/29(b)	3,326,550
1,887,196	Ensono LP, 2021 Term Loan, 7.78% (1 mo. USD Term SOFR + 4.00%), due 05/26/28(b)	1,766,888
634,237	Enviva Partners LP, 2024 Backstop Term Loan, 10.54% (3 mo. USD Term SOFR + 8.50%), due 12/06/29(b)	643,751
692,784	EP Purchaser LLC, 2021 Term Loan B, 7.29% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	441,649
812,546	Epicor Software Corp., 2024 Term Loan E, 6.17% (1 mo. USD Term SOFR + 2.50%), due 05/30/31(b)	797,616
2,179,840	Evergreen Acqco 1 LP, 2025 Term Loan B, 6.69% (3 mo. USD Term SOFR + 3.00%), due 09/17/32(b)	2,185,970
76,452	EW Scripps Co., 2025 Term Loan B2, 9.54% (1 mo. USD Term SOFR + 5.75%), due 06/30/28(b)	77,073
93,241	EW Scripps Co., 2025 Term Loan B3, 7.14% (1 mo. USD Term SOFR + 3.35%), due 11/30/29(b)	91,998
2,331,311	EyeCare Partners LLC, 2024 Second Out Term Loan B, 3.61% (6 mo. USD Term SOFR + 1.00%), due 11/30/28(b)	971,380
800,000	Finastra USA, Inc., 2025 1st Lien Term Loan, 7.67% (3 mo. USD Term SOFR + 4.00%), due 09/15/32(b)	752,429
2,334,583	First Student Bidco, Inc., 2026 Term Loan B, 5.95% (3 mo. USD Term SOFR + 2.25%), due 08/15/30(b)	2,329,963
427,171	First Student Bidco, Inc., 2026 Term Loan C, 5.95% (3 mo. USD Term SOFR + 2.25%), due 08/15/30(b)	426,325
1,183,000	Fiserv Investment Solution, Inc., 2026 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 01/27/33(b)	1,162,297
853,768	Fluid-Flow Products, Inc., 2026 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 03/04/33(b)	854,835
431,738	Flutter Financing BV, 2025 Term Loan B, 5.70% (3 mo. USD Term SOFR + 2.00%), due 06/04/32(b)	428,094
694,737	Flynn Restaurant Group LP, 2025 Incremental Term Loan, 7.42% (1 mo. USD Term SOFR + 3.75%), due 01/28/32(b)	683,447
448,872	Focus Financial Partners LLC, 2025 Incremental Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 09/15/31(b)	434,775
1,787,020	Formulations Parent Corp., 2025 Term Loan B, 7.65% (3 mo. USD Term SOFR + 4.00%), due 04/09/32(b)	1,785,531
843,875	Fortress Intermediate 3, Inc., 2025 Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 06/27/31(b)	838,601
895,000	Freeport LNG Investments LLLP, 2026 Term Loan B, 6.89% (3 mo. USD Term SOFR + 3.25%), due 02/11/33(b)	895,000
1,429,453	Froneri Lux Finco SARL, 2025 USD Term Loan, 5.88% (6 mo. USD Term SOFR + 2.25%), due 09/30/32(b)	1,404,339
116See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
837,669		Fugue Finance BV, 2026 USD Term Loan B, 5.92% (3 mo. USD Term SOFR + 2.25%), due 01/09/32(b)	829,292
2,838,195		Gainwell Acquisition Corp., Term Loan B, 7.80% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	2,757,661
1,000,000	EUR	Galileo Global Education Operations, 2025 EUR Term Loan B4A, 5.01% (3 mo. EURIBOR + 3.00%), due 07/31/31(b)	1,125,097
553,820		GC Ferry Acquisition I, Inc., Term Loan, 7.20% (3 mo. USD Term SOFR + 3.50%), due 08/16/32(b)	546,898
1,294,895		Gen Digital, Inc., 2024 Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 09/12/29(b)	1,284,105
775,125		Genmab AS, Term Loan B, 6.70% (3 mo. USD Term SOFR + 3.00%), due 12/13/32(b)	778,759
1,094,500		GFL Environmental, Inc., 2025 Term Loan B, 6.17% (3 mo. USD Term SOFR + 2.50%), due 03/03/32(b)	1,095,868
1,581,839		Global Medical Response, Inc., 2025 Repriced Term Loan B, 7.17% (3 mo. USD Term SOFR + 3.50%), due 10/01/32(b)	1,577,795
1,745,625		Gloves Buyer, Inc., 2025 Term Loan, 7.67% (1 mo. USD Term SOFR + 4.00%), due 05/21/32(b)	1,742,352
1,484,962		GoodRx, Inc., 2024 USD Term Loan B, 7.42% (1 mo. USD Term SOFR + 3.75%), due 07/10/29(b)	1,340,921
346,491		Great Outdoors Group LLC, 2025 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 01/23/32(b)	346,306
700,000		Green Infrastructure Partners, Inc., USD Term Loan B, 6.45% (3 mo. USD Term SOFR + 2.75%), due 09/24/32(b)	700,000
1,060,000		Gryphon Acquire Newco LLC, Term Loan B, 6.67% (3 mo. USD Term SOFR + 3.00%), due 09/13/32(b)	1,062,208
248,873		Herschend Entertainment Co. LLC, 2026 Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 05/27/32(b)	249,340
348,182		Highspring Holdings LLC, 2022 Term Loan, 8.85% (3 mo. USD Term SOFR + 5.00%), due 01/22/29(b)	240,463
595,500		HighTower Holdings LLC, 2025 1st Lien Term Loan B, 6.41% (3 mo. USD Term SOFR + 2.75%), due 02/03/32(b)	588,801
563,580		Hobbs & Associates LLC, Term Loan B TBD, due 07/23/31(i)	559,505
2,435,000		Hologic, Inc., 2026 USD Term Loan B TBD, due 01/14/33(i)	2,407,467
1,095,311		HUB International Ltd., 2025 Term Loan B, 5.92% (3 mo. USD Term SOFR + 2.25%), due 06/20/30(b)	1,093,837
1,477,832		IMC Financing LLC, Term Loan B, 6.68% (1 mo. USD Term SOFR + 3.00%), due 06/18/32(b)	1,485,222
1,811,736		Infinite Bidco LLC, 1st Lien Term Loan, 7.68% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	1,734,737
1,031,473		Infinite Bidco LLC, 2023 Incremental Term Loan, 9.91% (3 mo. USD Term SOFR + 6.25%), due 03/02/28(b)	1,000,529
794,915		Innio Group Holding GmbH, 2026 USD Term Loan B TBD, due 11/02/31(i)	790,941
1,366,562		International Entertainment JJCo 3 Ltd., USD 1st Lien Term Loan B, 6.67% (3 mo. USD Term SOFR + 3.00%), due 04/29/32(b)	1,367,416
1,200,000		ION Platform Finance U.S., Inc., USD Term Loan, 7.45% (3 mo. USD Term SOFR + 3.75%), due 10/07/32(b)	969,857
1,469,122		IRB Holding Corp., 2025 Term Loan B, 6.18% (1 mo. USD Term SOFR + 2.50%), due 12/16/30(b)	1,466,776
1,293,299		Iris Holding, Inc., Term Loan, 8.52% (3 mo. USD Term SOFR + 4.75%), due 06/28/28(b)	1,215,432
201,034		Ivanti Software, Inc., 2025 Newco Term Loan, 9.41% (3 mo. USD Term SOFR + 5.75%), due 06/01/29(b)	201,285
1,691,457		J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 7.17% (1 mo. USD Term SOFR + 3.50%), due 04/26/30(b)	1,674,845
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Bank Loans — continued
2,934,514	Jane Street Group LLC, 2024 Term Loan B1, 5.67% (3 mo. USD Term SOFR + 2.00%), due 12/15/31(b)	2,882,345
1,235,603	Jefferies Finance LLC, 2024 Term Loan, 6.43% (1 mo. USD Term SOFR + 2.75%), due 10/21/31(b)	1,219,129
593,970	JetBlue Airways Corp., 2024 Term Loan B, 8.44% (3 mo. USD Term SOFR + 4.75%), due 08/27/29(b)	543,977
1,493,731	Jump Financial LLC, 2025 1st Lien Term Loan B, 7.20% (3 mo. USD Term SOFR + 3.50%), due 02/26/32(b)	1,495,598
500,000	Jupiter Borrower, Inc., Term Loan B TBD, due 03/25/33(i)	500,000
842,744	Kaseya, Inc., 2025 1st Lien Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 03/22/32(b)	788,756
2,150,000	Kaseya, Inc., 2025 2nd Lien Term Loan B, 8.67% (1 mo. USD Term SOFR + 5.00%), due 03/21/33(b)	1,723,584
1,500,000	Kodiak Building Partners, Inc., 2024 Term Loan B, 9.50% (3 mo. PRIME + 2.75%), due 12/04/31(b)	1,501,875
200,000	Kodiak Building Partners, Inc., 2024 Term Loan B TBD, due 12/04/31(i)	200,250
1,000,000	Kohler Energy Co. LLC, 2026 USD Term Loan B, 6.70% (3 mo. USD Term SOFR + 3.00%), due 05/01/31(b)	1,000,000
816,040	LABL, Inc., 2021 USD 1st Lien Term Loan, 2.00% (3 mo. PRIME + 2.00%), due 10/30/28(b)	377,419
66,138	LABL, Inc., 2026 USD Interim New Money DIP Term Loan, 10.38% (3 mo. USD Term SOFR + 6.75%), due 12/02/26(b)	66,276
19,748	LABL, Inc., 2026 USD Interim New Money DIP Term Loan TBD, due 12/02/26(i)	19,789
1,670,989	Laseraway Intermediate Holdings II LLC, Term Loan, 9.85% (3 mo. USD Term SOFR + 5.75%), due 10/14/27(b)	1,664,723
1,142,423	LBM Acquisition LLC, 2024 Incremental Term Loan B, 7.53% (1 mo. USD Term SOFR + 3.75%), due 06/06/31(b)	922,348
1,187,940	LC AHAB U.S. Bidco LLC, Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 05/01/31(b)	1,178,288
166,654	Learning Care Group No. 2, Inc., 2024 Term Loan B, 7.63% (3 mo. USD Term SOFR + 4.00%), due 08/11/28(b)	122,907
777,718	Learning Care Group No. 2, Inc., 2024 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 08/11/28(b)	573,567
30,653	Learning Care Group No. 2, Inc., 2024 Term Loan B, 7.70% (3 mo. USD Term SOFR + 4.00%), due 08/11/28(b)	22,607
927,340	LendingTree, Inc., 2025 Term Loan, 7.92% (1 mo. USD Term SOFR + 4.25%), due 08/21/30(b)	912,657
1,070,521	Lereta LLC, Term Loan B, 9.03% (1 mo. USD Term SOFR + 5.25%), due 07/30/28(b)	987,823
1,732,456	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 7.15% (3 mo. USD Term SOFR + 3.50%), due 05/19/31(b)	1,733,539
1,238,220	Liquid Tech Solutions LLC, 2025 Term Loan, 7.17% (1 mo. USD Term SOFR + 3.50%), due 10/12/32(b)	1,233,576
1,807,868	LSCS Holdings, Inc., 2025 Term Loan, 8.20% (3 mo. USD Term SOFR + 4.50%), due 03/04/32(b)	1,706,176
702,595	LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 12/02/31(b)	704,001
631,335	M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 04/01/32(b)	634,649
1,135,027	Madison IAQ LLC, Term Loan, 6.13% (6 mo. USD Term SOFR + 2.50%), due 06/21/28(b)	1,136,130
1,000,000	Magnate Worldwide LLC, 2021 Term Loan, 9.35% (3 mo. USD Term SOFR + 5.50%), due 12/29/28(b)	987,500
2,531,824	MajorDrive Holdings IV LLC, Term Loan B, 7.96% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(b)	2,307,124
118See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
425,512		Maravai Intermediate Holdings LLC, 2022 Term Loan B, 6.67% (3 mo. USD Term SOFR + 3.00%), due 10/19/27(b)	416,292
498,721		Mauser Packaging Solutions Holding Co., 2025 Term Loan B, 7.16% (3 mo. USD Term SOFR + 3.50%), due 04/15/30(b)	482,928
3,218,665		McAfee LLC, 2024 USD 1st Lien Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 03/01/29(b)	2,885,878
1,048,610		MDVIP, Inc., 2026 Term Loan B, 6.43% (1 mo. USD Term SOFR +2.75%), due 10/14/31(b)	1,050,796
663,304		Medline Borrower LP, 2025 Incremental Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 10/23/30(b)	664,548
136,434		Medline Borrower LP, 2025 Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 10/23/28(b)	136,744
3,740,000		MH Sub I LLC, 2021 2nd Lien Term Loan, 9.92% (1 mo. USD Term SOFR + 6.25%), due 02/23/29(b)	2,559,562
1,088,804		MH Sub I LLC, 2023 Term Loan, 7.92% (1 mo. USD Term SOFR + 4.25%), due 05/03/28(b)	938,187
420,739		MH Sub I LLC, 2024 Term Loan B4, 7.92% (1 mo. USD Term SOFR + 4.25%), due 12/31/31(b)	282,421
1,558,594		Midwest Physician Administrative Services LLC, 2021 Term Loan, 6.96% (3 mo. USD Term SOFR + 3.00%), due 03/12/28(b)	1,335,715
1,789,186		Modena Buyer LLC, Term Loan, 7.92% (3 mo. USD Term SOFR + 4.25%), due 07/01/31(b)	1,612,132
33,335		MRI Software LLC, 2020 Revolver, 8.45% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(b)	32,252
649,185		MRI Software LLC, 2020 Term Loan B, 8.45% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(b)	649,185
275,875		MRI Software LLC, 2025 Delayed Draw Term Loan 7, 8.47% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(b)	273,806
626,811		National Mentor Holdings, Inc., 2025 1st Lien Term Loan B, 9.67% (1 mo. USD Term SOFR + 6.00%), due 12/12/30(b)	624,722
268,633		National Mentor Holdings, Inc., 2025 Delayed Draw Term Loan, 9.67% (CME Term SOFR + 6.00%), due 12/12/30(b)	267,738
995,376		NEP Group, Inc., 2025 Term Loan B, 8.17% (1 mo. USD Term SOFR + 4.50%), due 10/17/31(b)	904,548
204,604		NEP Group, Inc., 2025 Term Loan B TBD, due 10/17/31(i)	185,933
700,000		Nexstar Broadcasting, Inc., 2026 Term Loan B7 TBD, due 03/18/33(i)	693,937
338,943		NEXUS Buyer LLC, 2025 Incremental Term Loan, 7.67% (1 mo. USD Term SOFR + 4.00%), due 07/31/31(b)	328,654
1,347		NEXUS Buyer LLC, 2025 Incremental Term Loan TBD, due 07/31/31(i)	1,306
2,278,244		NEXUS Buyer LLC, 2025 Term Loan B, 7.17% (1 mo. USD Term SOFR + 3.50%), due 07/31/31(b)	2,199,455
1,000,000	EUR	Nuuday AS, EUR Term Loan B, 8.45% (1 mo. EURIBOR + 6.50%), due 02/03/28(b)	1,155,800
1,754,000		OEP Glass Purchaser LLC, 2026 Term Loan B, 9.75% (3 mo. PRIME + 3.00%), due 03/07/33(b)	1,729,882
400,000		OID-OL Intermediate I LLC, Term Loan 1, 9.67% (3 mo. USD Term SOFR + 6.00%), due 02/01/29(b)	398,250
496,250		OID-OL Intermediate I LLC, Term Loan 2, 8.07% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	331,778
194,513		Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, 6.95% (3 mo. USD Term SOFR + 3.25%), due 11/03/32(b)	187,948
422,875		OMNIA Partners LLC, 2024 Term Loan B, 6.43% (3 mo. USD Term SOFR + 2.75%), due 12/31/32(b)	422,981
1,612,000		OneSky Flight LLC, 2026 Term Loan B, 6.43% (1 mo. USD Term SOFR + 2.75%), due 02/17/33(b)	1,609,985
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,749,000		Onex TSG Intermediate Corp., 2026 Term Loan B, 6.95% (3 mo. USD Term SOFR + 3.25%), due 08/06/32(b)	1,759,111
472,500		Opal Bidco SAS, USD Term Loan B4, 6.70% (3 mo. USD Term SOFR + 3.00%), due 04/28/32(b)	472,845
1,633,460		Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 5.93% (1 mo. USD Term SOFR + 2.25%), due 10/05/28(b)	1,636,669
285,000		Osaic Holdings, Inc., 2026 Term Loan B, 6.20% (3 mo. USD Term SOFR + 2.50%), due 07/30/32(b)	279,973
1,737,656		Osmose Utilities Services, Inc., Term Loan, 7.03% (1 mo. USD Term SOFR + 3.25%), due 06/23/28(b)	1,711,591
628,654		Outcomes Group Holdings, Inc., 2025 Term Loan B, 6.67% (3 mo. USD Term SOFR + 3.00%), due 05/06/31(b)	629,505
795,960		OVG Business Services LLC, 2024 Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 06/25/31(b)	796,955
264,338		Owens-Illinois, Inc., 2025 Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 09/30/32(b)	262,134
621,875		Paradigm Parent LLC, 1st Lien Term Loan, 8.20% (3 mo. USD Term SOFR + 4.50%), due 04/16/32(b)	513,824
299,250		Parexel International Corp., 2025 Repriced Term Loan B, 6.42% (1 mo. USD Term SOFR + 2.75%), due 12/12/31(b)	298,706
1,000,000	EUR	Paysafe Holdings U.S. Corp., EUR Term Loan B2, 4.89% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	1,031,699
544,344		PENN Entertainment, Inc., 2022 Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 05/03/29(b)	547,406
2,183,715		Peraton Corp., Term Loan B, 7.52% (3 mo. USD Term SOFR + 3.75%), due 02/01/28(b)	1,866,166
774,150		Performance Health & Wellness, 2025 Term Loan B, 7.45% (3 mo. USD Term SOFR + 3.75%), due 03/19/32(b)	758,667
1,330,000		Petco Health & Wellness Co., Inc., 2026 Term Loan B, 7.95% (3 mo. USD Term SOFR + 4.25%), due 02/03/31(b)	1,302,569
2,096,104		PetSmart, Inc., 2025 USD Term Loan B, 7.68% (1 mo. USD Term SOFR + 4.00%), due 08/18/32(b)	2,086,933
498,750		Phoenix Aviation Capital LLC, Term Loan B, 6.92% (3 mo. USD Term SOFR + 3.25%), due 10/28/30(b)	491,892
2,654,477		PHRG Intermediate LLC, 2025 Term Loan B, 7.70% (3 mo. USD Term SOFR + 4.00%), due 02/20/32(b)	2,626,826
941,190		Pinnacle Buyer LLC, Term Loan, 6.16% (3 mo. USD Term SOFR + 2.50%), due 10/01/32(b)	942,660
741,250		Plano HoldCo, Inc., Term Loan B, 7.20% (3 mo. USD Term SOFR + 3.50%), due 10/02/31(b)	600,413
450,000		Pluto Acquisition I, Inc., 2024 First Out Superpriority Term Loan, 9.21% (3 mo. USD Term SOFR + 5.50%), due 06/20/28(b)	455,062
2,124,345		Polaris Newco LLC, USD Term Loan B, 7.93% (3 mo. USD Term SOFR + 4.00%), due 06/02/28(b)	1,860,251
405,908		Prairie ECI Acquiror LP, 2026 Repriced Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 08/01/29(b)	407,430
434,609		Pregis TopCo Corp., 2025 Refinancing Term Loan, 7.67% (1 mo. USD Term SOFR + 4.00%), due 02/01/29(b)	434,221
886,335		Pre-Paid Legal Services, Inc., 2021 Term Loan, 6.92% (1 mo. USD Term SOFR + 3.25%), due 12/15/28(b)	772,441
190,000		Primo Brands Corp., 2026 Term Loan B TBD, due 03/19/31(i)	190,499
500,000		Proampac PG Borrower LLC, 2026 USD Term Loan B, 7.78% (1 mo. USD Term SOFR + 4.00%), due 03/07/33(b)	484,062
580,613		Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 6.45% (3 mo. USD Term SOFR + 2.75%), due 07/16/31(b)	560,875
120See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
989,744		Project Castle, Inc., Term Loan B, 9.36% (6 mo. USD Term SOFR + 5.50%), due 06/01/29(b)	537,245
1,106,471		Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 6.53% (1 mo. USD Term SOFR + 2.75%), due 03/10/28(b)	1,102,551
1,603,319		Prometric Holdings, Inc., 2025 Term Loan B, 7.42% (1 mo. USD Term SOFR + 3.75%), due 06/25/32(b)	1,598,559
2,242,006		Proofpoint, Inc., 2025 Fungible Term Loan, 6.70% (3 mo. USD Term SOFR + 3.00%), due 08/31/28(b)	2,173,816
1,733,122		PushPay USA, Inc., 2025 Repriced Term Loan, 7.45% (3 mo. USD Term SOFR + 3.75%), due 08/15/31(b)	1,698,459
208,800		Pye-Barker Fire & Safety LLC, 2025 Term Loan, 6.17% (1 mo. USD Term SOFR + 2.50%), due 12/16/32(b)	209,300
1,017,450		Qnity Electronics, Inc., Term Loan B, 5.67% (1 mo. USD Term SOFR + 2.00%), due 11/01/32(b)	1,017,450
746,250		QuidelOrtho Corp., Term Loan, 7.67% (1 mo. USD Term SOFR + 4.00%), due 08/20/32(b)	746,250
1,882,122		Quikrete Holdings, Inc., 2025 Term Loan B, 5.92% (1 mo. USD Term SOFR + 2.25%), due 02/10/32(b)	1,880,423
1,145,000		Resilience Parent LLC, 1st Lien Term Loan, 6.10% (6 mo. USD Term SOFR + 2.50%), due 02/28/33(b)	1,141,136
377,219		Restoration Hardware, Inc., 2022 Incremental Term Loan, 7.02% (1 mo. USD Term SOFR + 3.25%), due 10/20/28(b)	376,590
748,490		Rocket Software, Inc., 2023 USD Term Loan B, 7.42% (1 mo. USD Term SOFR + 3.75%), due 11/28/28(b)	719,673
1,486,000		RxBenefits, Inc., 2025 Term Loan, 8.67% (1 mo. USD Term SOFR + 5.00%), due 12/23/30(b)	1,484,142
746,318		Ryan LLC, 2025 Term Loan, 7.17% (1 mo. USD Term SOFR + 3.50%), due 11/05/32(b)	722,063
885,714		Salas O'brien, Inc., Term Loan, 6.42% (1 mo. USD Term SOFR + 2.75%), due 01/31/33(b)	885,714
540,000		Sanmina Corp., Term Loan B, 5.67% (1 mo. USD Term SOFR + 2.00%), due 10/27/32(b)	541,350
642,577		SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 6.35% (6 mo. USD Term SOFR + 2.75%), due 01/31/29(b)	641,920
1,337,989		Secretariat Advisors LLC, 2025 Term Loan B, 7.70% (3 mo. USD Term SOFR + 4.00%), due 02/28/32(b)	1,317,919
811,936		Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 07/31/31(b)	797,873
2,494,465		SGH2 LLC, 2025 USD Term Loan B, 8.20% (3 mo. USD Term SOFR + 4.50%), due 08/18/32(b)	2,457,048
164,588		Shift4 Payments LLC, 2025 Repriced Term Loan B, 5.65% (3 mo. USD Term SOFR + 2.00%), due 07/03/32(b)	164,510
1,020,000	EUR	Siaci Saint Honore, 2026 EUR Term Loan B, 5.38% (3 mo. EURIBOR + 3.25%), due 07/26/32(b)	1,165,918
742,443		Six Flags Entertainment Corp., 2024 Term Loan B, 5.67% (1 mo. USD Term SOFR + 2.00%), due 05/01/31(b)	732,368
1,831,997		SMX Group LLC, Term Loan, 8.17% (1 mo. USD Term SOFR + 4.50%), due 02/06/32(b)	1,809,098
450,000		SolarWinds Holdings, Inc., 2025 Term Loan TBD, due 04/16/32(i)	381,750
259,210		Somnigroup International, Inc., 2025 Term Loan B, 5.88% (1 mo. USD Term SOFR + 2.50%), due 10/24/31(b)	260,384
797,995		Sovos Compliance LLC, 2025 Repriced Term Loan B TBD, due 08/13/29(i)	756,955
2,503,676		Specialty Building Products Holdings LLC, 2021 Term Loan B, 7.52% (1 mo. USD Term SOFR + 3.75%), due 10/16/28(b)	2,157,856
541,667	EUR	Spectris PLC, EUR Term Loan, 5.38% (3 mo. EURIBOR + 3.25%), due 12/06/32(b)	623,458
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
750,000		Speedster Bidco GmbH, 2025 USD Term Loan B1 TBD, due 12/11/31(i)	719,689
506,333		Spirit Airlines, Inc., 2025 DIP Contingent Term Loan TBD, due 07/14/26(i)	63,292
296,127		Spirit Airlines, Inc., 2025 DIP New Money Term Loan, 11.68% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(b)	293,166
1,642,465		Spirit Airlines, Inc., 2025 Roll-Up Term Loan TBD, due 07/14/26(i)	1,149,726
73,443		Spirit Airlines, Inc., 2025 Second DIP New Money Term Loan, 11.68% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(b)	72,709
144,731		Spirit Airlines, Inc., 2025 Third DIP New Money Term Loan, 11.68% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(b)	143,284
3,070,444		Star Parent, Inc., Term Loan B, 7.70% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(b)	3,036,930
1,000,000	EUR	Stepstone Group MidCo 2 GmbH, EUR Term Loan B, 6.60% (6 mo. EURIBOR + 4.50%), due 04/26/32(b)	1,013,216
1,000,000		Stonepeak Bayou Holdings LP, Term Loan B, 6.45% (3 mo. USD Term SOFR + 2.75%), due 10/01/32(b)	971,250
573,563		Stonepeak Nile Parent LLC, 2025 Term Loan B, 5.92% (3 mo. USD Term SOFR + 2.25%), due 04/09/32(b)	573,164
241,421		Student Transportation of America Holdings, Inc., 2025 Term Loan, 6.40% (3 mo. USD Term SOFR + 2.75%), due 06/24/32(b)	242,326
199,500		Talen Energy Supply LLC, 2025 Term Loan B, 5.67% (1 mo. USD Term SOFR + 2.00%), due 11/25/32(b)	199,905
1,688,264		Team Health Holdings, Inc., 2026 Repriced Term Loan B, 7.66% (3 mo. USD Term SOFR + 4.00%), due 06/30/28(b)	1,684,796
587,847		Tempo Acquisition LLC, 2025 Repriced Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 08/31/28(b)	426,311
1,584,381		Thermostat Purchaser III, Inc., 2024 Term Loan B, 7.95% (3 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	1,552,693
545,455	EUR	Thyme Holdco SARL, 2025 EUR Term Loan B, 5.63% (3 mo. EURIBOR + 3.50%), due 07/19/32(b)	631,092
1,330,899		TKC Holdings, Inc., 2026 Term Loan, 8.18% (1 mo. USD Term SOFR + 4.50%), due 08/19/30(b)	1,326,740
1,328,316		TKO Worldwide Holdings LLC, 2025 Term Loan, 5.66% (3 mo. USD Term SOFR + 2.00%), due 11/21/31(b)	1,329,077
1,341,674		TransDigm, Inc., 2023 Term Loan J, 6.17% (1 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	1,342,985
997,468		TransDigm, Inc., 2024 Term Loan L, 6.17% (1 mo. USD Term SOFR + 2.50%), due 01/19/32(b)	998,106
4,623,465		TransDigm, Inc., 2025 Term Loan K, 5.92% (1 mo. USD Term SOFR + 2.25%), due 03/22/30(b)	4,627,196
1,816,872		TransDigm, Inc., 2025 Term Loan M, 6.17% (1 mo. USD Term SOFR + 2.50%), due 08/19/32(b)	1,818,059
820,000		TransDigm, Inc., 2026 Term Loan N, 6.17% (1 mo. USD Term SOFR + 2.50%), due 02/13/33(b)	821,153
715,000		Traverse Midstream Partners LLC, 2017 Term Loan, 6.17% (3 mo. USD Term SOFR + 2.50%), due 02/16/28(b)	715,894
1,257,000		TreeHouse Foods, Inc., 2026 Term Loan B, 7.92% (1 mo. USD Term SOFR + 4.25%), due 02/11/33(b)	1,253,857
1,490,000		TreeHouse Foods, Inc., 2026 Term Loan B, 7.92% (1 mo. USD Term SOFR + 4.25%), due 02/11/33(b)	1,486,275
2,389,039		Trident TPI Holdings, Inc., 2024 Term Loan B7, 7.45% (3 mo. USD Term SOFR + 3.75%), due 09/15/28(b)	2,267,688
784,429		Trio Bidco, Inc., 2025 Term Loan B, 7.70% (3 mo. USD Term SOFR + 4.00%), due 10/29/32(b)	762,206
122See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,000,000	EUR	Trivium Packaging BV, EUR Repriced Term Loan, 5.78% (3 mo. EURIBOR + 3.75%), due 05/28/30(b)	1,144,999
173,333		Tronox Finance LLC, 2024 1st Lien Term Loan B TBD, due 09/30/31(i)	132,925
99,500		Trucordia Insurance Holdings LLC, Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 06/17/32(b)	92,038
1,236,546		TruGreen Limited Partnership, 2020 Term Loan, 7.77% (3 mo. USD Term SOFR + 4.00%), due 11/02/27(b)	1,180,901
2,360,000		Truist Insurance Holdings LLC, 2024 Term Loan B, 6.45% (3 mo. USD Term SOFR + 2.75%), due 05/06/31(b)	2,329,910
1,000,000	EUR	TSM II Lux Co. 21 SARL, EUR Term Loan B, 5.05% (3 mo. EURIBOR + 3.00%), due 09/11/31(b)	1,154,504
3,020,222		U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 8.78% (1 mo. USD Term SOFR + 5.00%), due 06/28/28(b)	2,842,784
1,488,741		UKG, Inc., 2024 Term Loan B, 6.17% (3 mo. USD Term SOFR + 2.50%), due 02/10/31(b)	1,423,861
900,000		United Talent Agency LLC, 2025 Repriced Term Loan B, 6.68% (1 mo. USD Term SOFR + 3.00%), due 06/10/32(b)	902,250
247,429		Univision Communications, Inc., 2022 First Lien Term Loan B, 7.95% (3 mo. USD Term SOFR + 4.25%), due 06/24/29(b)	246,914
1,833,111		Univision Communications, Inc., 2024 Term Loan B, 7.28% (1 mo. USD Term SOFR + 3.50%), due 01/31/29(b)	1,818,791
140,216		USALCO LLC, 2025 Delayed Draw Term Loan, 7.18% (1 mo. USD Term SOFR + 3.50%), due 09/30/31(b)	140,041
1,346,203		USALCO LLC, 2025 Term Loan, 7.17% (1 mo. USD Term SOFR + 3.50%), due 09/30/31(b)	1,344,520
716,782		USI, Inc., 2024 Term Loan C, 5.95% (3 mo. USD Term SOFR + 2.25%), due 09/29/30(b)	715,214
791,960		USI, Inc., 2024 Term Loan D, 5.95% (3 mo. USD Term SOFR + 2.25%), due 11/21/29(b)	790,263
324,188		Valvoline, Inc., Term Loan B, 5.67% (1 mo. USD Term SOFR + 2.00%), due 12/01/32(b)	325,775
533,687		Van Pool Transportation LLC, 2026 Term Loan, 6.45% (3 mo. USD Term SOFR + 2.75%), due 08/06/30(b)	535,106
997,500		Varsity Brands, Inc., 2025 1st Lien Term Loan TBD, due 08/26/31(i)	994,799
2,581,000		Versant Media Group, Inc., Term Loan B, 7.20% (3 mo. USD Term SOFR + 3.50%), due 01/30/31(b)	2,582,383
1,831,952		Viant Medical Holdings, Inc., 2024 Term Loan B, 7.67% (1 mo. USD Term SOFR + 4.00%), due 10/29/31(b)	1,832,143
745,000		Victory Buyer LLC, 2026 Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 02/14/33(b)	745,776
1,700,000		Virgin Media Bristol LLC, 2020 USD Term Loan Q, 7.04% (1 mo. USD Term SOFR + 3.25%), due 01/31/29(b)	1,643,900
906,522		VistaJet Malta Finance PLC, 2025 Term Loan B, 7.41% (3 mo. USD Term SOFR + 3.75%), due 04/01/31(b)	898,307
1,741,261		Voyager Parent LLC, Repriced Term Loan B, 7.95% (3 mo. USD Term SOFR + 4.25%), due 07/01/32(b)	1,731,778
596,970		VT Topco, Inc., 2024 1st Lien Term Loan B, 6.67% (1 mo. USD Term SOFR + 3.00%), due 08/09/30(b)	579,931
397,980		VT Topco, Inc., 2024 1st Lien Term Loan B TBD, due 08/09/30(i)	386,621
144,638		Wasserman Media Group LLC, Repriced Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 06/23/32(b)	143,553
627,871		Waystar Technologies, Inc., 2025 Term Loan B, 5.67% (1 mo. USD Term SOFR + 2.00%), due 10/22/29(b)	627,086
694,759		WCG Intermediate Corp., 2026 Term Loan B, 6.42% (1 mo. USD Term SOFR +2.75%), due 02/25/32(b)	679,300
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,254,625		WeddingWire, Inc., 2024 Term Loan B, 7.42% (1 mo. USD Term SOFR + 3.75%), due 01/31/28(b)	1,077,932
395,980		WEX, Inc., 2024 Term Loan B2, 5.42% (1 mo. USD Term SOFR + 1.75%), due 03/31/28(b)	394,707
1,088,972		Whatabrands LLC, 2024 1st Lien Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 08/03/28(b)	1,088,487
1,389,447		White Cap Buyer LLC, 2024 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 10/19/29(b)	1,338,732
960,000		White Cap Buyer LLC, 2026 Incremental Term Loan B, 7.17% (1 mo. USD Term SOFR + 3.50%), due 02/10/33(b)	915,257
199,500		WhiteWater Matterhorn Holdings LLC, 2026 Term Loan B, 5.45% (3 mo. USD Term SOFR + 1.75%), due 06/16/32(b)	199,001
688,015		WideOpenWest Finance LLC, 2024 Super Priority 1st Out New Money Term Loan, 10.93% (3 mo. USD Term SOFR + 7.00%), due 12/11/28(b)	702,635
316,784		Wilsonart LLC, 2024 Term Loan B, 7.95% (3 mo. USD Term SOFR + 4.25%), due 08/05/31(b)	277,186
498,737		Windsor Holdings III LLC, 2025 USD Term Loan B, 6.42% (1 mo. USD Term SOFR + 2.75%), due 08/01/30(b)	493,542
646,750		XPLOR T1 LLC, 2025 Term Loan, 7.17% (3 mo. USD Term SOFR + 3.50%), due 12/01/32(b)	603,094
360,736		Zayo Group Holdings, Inc., 2025 USD Term Loan, 0.50% (1 mo. USD Term SOFR + 3.00%, 5.00% PIK), due 03/11/30(b)	354,535
1,485,924		Zest Acquisition Corp., 2023 Term Loan, 8.92% (3 mo. USD Term SOFR + 5.25%), due 02/08/28(b)	1,446,918
			352,844,253
		Convertible Debt — 1.9%
430,000		Alibaba Group Holding Ltd., due 09/15/32(g)(l)	414,950
100,000		Alibaba Group Holding Ltd., 0.50%, due 06/01/31	138,875
288,000		AST SpaceMobile, Inc., 2.00%, due 01/15/36 144A	304,920
430,000		Bloom Energy Corp., due 11/15/30(l) 144A	458,939
1,150,000		Boston Properties LP, 2.00%, due 10/01/30 144A	1,049,375
121,000		Bridgebio Pharma, Inc., 0.75%, due 02/01/33 144A	120,177
325,000		Bridgebio Pharma, Inc., 1.75%, due 03/01/31	551,931
4,000,000	HKD	China Pacific Insurance Group Co. Ltd., due 09/18/30(g)(l)	518,864
880,000		Cloudflare, Inc., due 06/15/30(l) 144A	999,463
515,000		Coinbase Global, Inc., due 10/01/32(l) 144A	414,189
368,000		Coinbase Global, Inc., 0.25%, due 04/01/30	342,332
208,000		Compass, Inc., 0.25%, due 04/15/31 144A	174,616
744,000		Cytokinetics, Inc., 1.75%, due 10/01/31 144A	949,995
1,280,000		Datadog, Inc., 0.80%, due 12/01/29(m)	1,241,920
471,000		DoorDash, Inc., due 05/15/30(l) 144A	430,023
225,000		Enphase Energy, Inc., 6.21%, due 03/01/28(m)	201,094
800,000		Federal Realty OP LP, 3.25%, due 01/15/29 144A	819,666
800,000		Fluor Corp., 1.13%, due 08/15/29	988,200
185,000		Golar LNG Ltd., 2.75%, due 12/15/30 144A	220,335
200,000		Guardant Health, Inc., due 05/15/33(l) 144A	213,368
125,000		Guardant Health, Inc., 1.25%, due 02/15/31	210,354
765,000		Guidewire Software, Inc., 1.25%, due 11/01/29	763,566
880,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 08/15/28 144A	1,253,340
575,000		Immunocore Holdings PLC, 2.50%, due 02/01/30	518,578
124See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Convertible Debt — continued
1,490,000		Integer Holdings Corp., 1.88%, due 03/15/30	1,428,165
75,000		Ionis Pharmaceuticals, Inc., due 12/01/30(l) 144A	78,328
687,000		Ionis Pharmaceuticals, Inc., 1.75%, due 06/15/28	1,036,511
85,000		IREN Ltd., due 07/01/31(l) 144A	62,224
385,000		IREN Ltd., Series 33, 1.00%, due 06/01/33 144A	341,591
575,000		Jazz Investments I Ltd., 3.13%, due 09/15/30	815,637
575,000		JBT Marel Corp., 0.38%, due 09/15/30 144A	558,613
660,000		Lantheus Holdings, Inc., 2.63%, due 12/15/27	793,815
400,000		Liberty Energy, Inc., due 03/01/32(l) 144A	407,490
55,000		Lumentum Holdings, Inc., 0.38%, due 03/15/32 144A	211,999
655,000		Merit Medical Systems, Inc., 3.00%, due 02/01/29 144A	701,833
1,151,000		Meritage Homes Corp., 1.75%, due 05/15/28	1,114,168
700,000	EUR	Mitsubishi UFJ Investor Services & Banking Luxembourg SA, Series PRX, 6.53%, (3 mo. EURIBOR + 4.50%), due 12/15/50(b)	520,457
889,000		NCL Corp. Ltd., 0.75%, due 09/15/30 144A	826,974
682,000		NCL Corp. Ltd., 0.88%, due 04/15/30 144A	709,469
139,000		Nebius Group NV, 2.63%, due 03/15/33 144A	129,909
1,265,000		Nutanix, Inc., 0.50%, due 12/15/29	1,144,199
200,000		Ormat Technologies, Inc., Series A, 1.50%, due 03/15/31 144A	208,190
1,030,000		Parsons Corp., 2.63%, due 03/01/29	1,016,095
1,150,000		PG&E Corp., 4.25%, due 12/01/27	1,191,660
593,000		PPL Capital Funding, Inc., 3.00%, due 12/01/30 144A	620,278
600,000		Qiagen NV, 2.50%, due 09/10/31(g)	617,558
115,000		Realty Income Corp., 3.50%, due 01/15/29 144A	117,933
650,000		Rexford Industrial Realty LP, 4.13%, due 03/15/29 144A	638,950
500,000		Rexford Industrial Realty LP, 4.38%, due 03/15/27 144A	498,500
650,000		Rivian Automotive, Inc., 3.63%, due 10/15/30	624,130
300,000		Rivian Automotive, Inc., 4.63%, due 03/15/29	321,938
62,000		Seagate HDD Cayman, 3.50%, due 06/01/28	294,559
706,000		Semtech Corp., due 10/15/30(l) 144A	790,897
448,000		Snowflake, Inc., due 10/01/29(l)	549,069
357,000		Solaris Energy Infrastructure, Inc., 0.25%, due 10/01/31	447,589
958,000		Southern Co., 3.25%, due 06/15/28 144A	975,866
553,000		Super Micro Computer, Inc., due 06/15/30(l) 144A	406,392
104,000		Super Micro Computer, Inc., 3.50%, due 03/01/29	83,185
122,000		Tempus AI, Inc., 0.75%, due 07/15/30 144A	116,602
325,000		Terawulf, Inc., due 05/01/32(l) 144A	336,509
493,000		Uber Technologies, Inc., Series 2028, 0.88%, due 12/01/28	593,695
600,000		Unity Software, Inc., 0.10%, due 03/15/30(m)	598,860
195,000		WEC Energy Group, Inc., 3.38%, due 06/01/28 144A	202,556
761,000		WEC Energy Group, Inc., 4.38%, due 06/01/29	942,308
280,000		Welltower OP LLC, 2.75%, due 05/15/28 144A	581,420
2,350,000		Wynn Macau Ltd., 4.50%, due 03/07/29 144A	2,351,998
588,000		Zoetis, Inc., 0.25%, due 06/15/29 144A	585,060
			39,892,249
		Corporate Debt — 36.6%
1,475,000		1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	1,442,622
2,350,000		1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	2,210,058
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
780,000		1261229 BC Ltd., 10.00%, due 04/15/32 144A	799,257
900,000	EUR	888 Acquisitions Ltd., 7.52% (3 mo. EURIBOR + 5.50%), due 07/15/28(b)(g)(n)	988,948
1,005,000	EUR	888 Acquisitions Ltd., 8.00%, due 09/30/31(g)(n)	1,024,338
400,000	EUR	Abanca Corp. Bancaria SA, 6.13% (5 yr. EURIBOR ICE Swap + 3.89%)(b)(g)(o)	457,125
3,030,000		Acadia Healthcare Co., Inc., 7.38%, due 03/15/33 144A	3,105,976
165,000		Accendra Health, Inc., 6.63%, due 04/01/30(n) 144A	78,645
240,000		ACCO Brands Corp., 4.25%, due 03/15/29(n) 144A	214,461
386,000		Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/06/30 144A	388,057
870,000		Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 02/01/29 144A	860,701
1,815,000		Acrisure LLC/Acrisure Finance, Inc., 8.50%, due 06/15/29 144A	1,799,454
695,000		Adani Electricity Mumbai Ltd., 3.95%, due 02/12/30(g)	635,737
150,000		AdaptHealth LLC, 5.13%, due 03/01/30 144A	143,817
1,035,000		ADM Elektrik Dagitim AS, 9.50%, due 02/05/31 144A	990,175
1,075,000		Advance Auto Parts, Inc., 7.00%, due 08/01/30 144A	1,089,740
150,000		Advanced Drainage Systems, Inc., 5.38%, due 03/01/34 144A	146,343
1,870,000		Aegea Finance SARL, 7.63%, due 01/20/36 144A	1,624,707
200,000		Aegea Finance SARL, 7.63%, due 01/20/36(g)	173,766
144,000	EUR	Aegis Lux 1a SARL, 5.63%, due 10/29/31 144A	164,242
320,000	EUR	Aegis Lux 1a SARL, 5.63%, due 10/29/31(g)	364,981
466,755		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30(g)	432,441
2,405,000		Africell Holding Ltd., 10.50%, due 10/23/29(n) 144A	2,390,859
893,000		Africell Holding Ltd., 10.50%, due 10/23/29(g)	885,847
600,000		Ahlstrom Holding 3 OYJ, 4.88%, due 02/04/28 144A	586,700
550,000		AIB Group PLC, 5.32% (1 day USD SOFR + 1.65%), due 05/15/31(b) 144A	560,123
325,000	EUR	AIB Group PLC, 6.00% (5 yr. EURIBOR ICE Swap + 3.71%)(b)(g)(o)	373,165
225,000		Air Lease Corp., 4.13% (5 yr. CMT + 3.15%)(b)(o)	219,789
59,000		Aircastle Ltd., 5.25% (5 yr. CMT + 4.41%)(b)(o) 144A	58,918
250,000		AL Candelaria -spain- SA, 5.75%, due 06/15/33(g)	220,644
1,795,000		AL Candelaria -spain- SA, 5.75%, due 06/15/33(g)	1,584,222
500,000	EUR	AL Sydbank, 3.63% (3 mo. EURIBOR + 1.45%), due 03/05/30(b)	575,937
750,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	715,845
1,450,000	EUR	Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, due 05/21/30(g)	1,679,467
425,000	GBP	Aldermore Group PLC, 6.00% (5 yr. U.K. Government Bond + 2.02%), due 10/01/35(b)(g)	550,251
885,000	EUR	Alexandrite Lake Lux Holdings SARL, 6.75%, due 07/30/30(n) 144A	998,806
225,000		Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, due 06/15/29 144A	233,882
750,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, due 10/15/27 144A	735,605
1,640,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, due 10/01/31 144A	1,612,444
525,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 04/15/28 144A	528,166
1,150,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 01/15/31 144A	1,160,375
200,000		Allied Universal Holdco LLC, 7.88%, due 02/15/31 144A	206,377
400,000	EUR	Allwyn Entertainment Financing U.K. PLC, 4.13%, due 02/15/31(g)	435,358
725,000		Ally Financial, Inc., 6.18% (1 day USD SOFR + 2.29%), due 07/26/35(b)	727,523
860,000		Alpek SAB de CV, 3.25%, due 02/25/31(g)	722,342
126See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
600,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	609,218
288,000		AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	292,796
67,000		Altice France Lux 3/Altice Holdings 1, 10.00%, due 01/15/33 144A	60,969
445,381	EUR	Altice France SA, 4.75%, due 10/15/30(g)	486,684
609,757	EUR	Altice France SA, 5.50%, due 10/15/31(g)	671,188
376,100		Altice France SA, 6.50%, due 04/15/32 144A	356,691
1,262,807		Altice France SA, 6.88%, due 10/15/30 144A	1,209,066
494,868		Altice France SA, 9.50%, due 11/01/29 144A	500,416
1,522	EUR	Altice Holdings 1 SARL(e)(j)(o) 144A	21,044
175,000		Amazon.com, Inc., 5.80%, due 03/13/56	174,983
385,000		Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	398,770
2,800,000		American Builders & Contractors Supply Co., Inc., 4.00%, due 01/15/28 144A	2,749,398
121,000		American National Group, Inc., 7.00% (5 yr. CMT + 3.18%), due 12/01/55(b)	114,846
205,000		AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, due 06/01/28 144A	210,582
50,000		AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, due 06/01/30 144A	53,172
950,000		AmeriTex HoldCo Intermediate LLC, 7.63%, due 08/15/33 144A	981,471
1,505,000		AMN Healthcare, Inc., 6.50%, due 01/15/31 144A	1,475,987
300,000		Amneal Pharmaceuticals LLC, 6.88%, due 08/01/32 144A	309,209
75,000		ams-OSRAM AG, 12.25%, due 03/30/29 144A	79,835
1,500,000		AmWINS Group, Inc., 4.88%, due 06/30/29 144A	1,438,137
250,000		Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	256,396
225,000		APi Group DE, Inc., 4.13%, due 07/15/29 144A	214,450
2,040,000		APLD ComputeCo LLC, 9.25%, due 12/15/30 144A	2,103,652
1,000,000		Apollo Debt Solutions BDC, 6.90%, due 04/13/29	1,023,642
300,000		Aptiv Swiss Holdings Ltd., 6.88% (5 yr. CMT + 3.39%), due 12/15/54(b)	303,026
605,000		ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.75%, due 03/01/33 144A	583,020
500,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 09/01/32 144A	510,110
298,578		Ardagh Group SA, 9.50%, due 12/01/30 144A	313,302
391,543		Ardagh Group SA, 12.00%, due 12/01/30 144A	330,501
500,000	EUR	Ardagh Group SA, 12.00%, due 12/01/30 144A	478,430
400,000	EUR	Ardagh Group SA, 12.00%, due 12/01/30(g)	382,744
309,000	EUR	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 5.00%, due 01/30/31 144A	346,188
1,240,000		Ardonagh Finco Ltd., 7.75%, due 02/15/31 144A	1,255,447
600,000		ARES Strategic Income Fund, 5.45%, due 09/09/28 144A	594,049
200,000	EUR	Argenta Spaarbank NV, 3.75% (1 yr. EURIBOR ICE Swap + 1.08%), due 02/02/34(b)(g)	223,662
1,210,000		Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	1,261,325
1,000,000		Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	967,360
2,057,122		ASP Unifrax Holdings, Inc., 7.10% (7.10% Cash, or 5.85% Cash or 1.25% PIK), due 09/30/29 144A	143,999
1,486,000		Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, due 12/31/32 144A	1,542,896
3,765,000		Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, due 02/01/34 144A	3,657,970
6,150,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30 144A	5,779,116
310,000		Atkore, Inc., 4.25%, due 06/01/31 144A	291,048
160,000		Atlanticus Holdings Corp., 9.75%, due 09/01/30 144A	143,986
675,000		Avantor Funding, Inc., 4.63%, due 07/15/28 144A	659,214
279,249		Avianca Midco 2 PLC, 9.00%, due 12/01/28 144A	270,872
950,000		Avianca Midco 2 PLC, 9.50%, due 01/28/31 144A	874,000
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,420,000		Avient Corp., 6.25%, due 11/01/31 144A	1,431,110
400,000		Avilease Capital Ltd., 4.75%, due 11/12/30 144A	389,656
520,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/30 144A	523,494
816,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, due 06/15/32(n) 144A	812,252
1,225,000		Avolon Holdings Funding Ltd., 4.70%, due 01/30/31 144A	1,200,982
660,000		Axon Enterprise, Inc., 6.13%, due 03/15/30 144A	672,570
1,000,000		Axon Enterprise, Inc., 6.25%, due 03/15/33 144A	1,021,591
790,000		Azule Energy Finance PLC, 8.13%, due 01/23/30 144A	800,884
1,874,000		Azule Energy Finance PLC, 8.13%, due 01/23/30(g)	1,899,818
700,000		Azule Energy Finance PLC, 8.25%, due 01/22/31 144A	707,700
480,000		Azule Energy Finance PLC, 8.63%, due 01/22/33 144A	484,578
835,000		B&G Foods, Inc., 8.00%, due 09/15/28 144A	823,273
6,340,000		Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, due 07/15/26 144A	5,644,401
2,900,000		Ball Corp., 2.88%, due 08/15/30	2,641,254
350,000		Banc of California, 3.25% (3 mo. USD Term SOFR + 2.52%), due 05/01/31(b)	350,875
2,211,000	EUR	Banca Transilvania SA, 7.13% (5 yr. EURIBOR ICE Swap + 4.78%)(b)(g)(o)	2,549,915
2,080,000		Banco de Credito del Peru SA, 5.65% (5 yr. CMT + 1.96%), due 01/15/37(b)(g)	2,032,160
2,160,000		Banco Mercantil del Norte SA, 6.63% (10 yr. CMT + 5.03%)(b)(g)(o)	2,059,415
740,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(o) 144A	740,417
200,000	EUR	Banco Santander SA, 3.63% (5 yr. EURIBOR ICE Swap + 3.76%)(b)(g)(o)	215,654
600,000		Banco Santander SA, 4.55%, due 11/06/30	591,663
600,000		Bank Hapoalim BM, 5.25%, due 01/14/33(g) 144A	593,073
1,473,000		Bank Negara Indonesia Persero Tbk. PT, 4.30% (5 yr. CMT + 3.47%)(b)(g)(o)	1,422,922
250,000	EUR	Bank of Cyprus Holdings PLC, 11.88% (5 yr. EURIBOR ICE Swap + 9.13%)(b)(g)(o)	327,591
325,000	EUR	Barclays PLC, 6.13% (5 yr. EURIBOR ICE Swap + 3.56%)(b)(g)(o)	357,850
1,002,000		Bath & Body Works, Inc., 6.88%, due 11/01/35	986,791
235,000		Bath & Body Works, Inc., 6.95%, due 03/01/33	227,025
700,000	EUR	Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.89% (3 mo. EURIBOR + 3.88%), due 01/15/31(b)(g)	808,842
890,000		Bausch Health Cos., Inc., 4.88%, due 06/01/28(n) 144A	815,774
400,000	EUR	BAWAG Group AG, 7.25% (5 yr. EURIBOR ICE Swap + 5.05%)(b)(g)(o)	474,936
785,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 7.63% (5 yr. CMT + 3.38%), due 02/11/35(b) 144A	812,475
750,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% (5 yr. CMT + 4.66%), due 06/29/38(b)(g)	806,962
200,000	EUR	BCP V Modular Services Finance II PLC, 4.75%, due 11/30/28(g)	217,754
3,815,655		Beach Acquisition Bidco LLC, 10.00% (10.00% Cash or 10.75% PIK), due 07/15/33 144A	4,066,505
1,125,000		Beacon Mobility Corp., 7.25%, due 08/01/30 144A	1,163,009
1,100,000		Beignet Investor LLC, 6.58%, due 05/30/49 144A	1,131,823
145,000		Bell Telephone Co. of Canada or Bell Canada, 7.00% (5 yr. CMT + 2.36%), due 09/15/55(b)	148,468
715,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31(n) 144A	777,333
1,465,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31(g)(n)	1,592,718
630,000	GBP	Bellis Acquisition Co. PLC, 8.13%, due 05/14/30(g)	767,970
270,000		BellRing Brands, Inc., 7.00%, due 03/15/30 144A	270,269
160,000	EUR	Bertrand Franchise Finance SAS, 5.78% (3 mo. EURIBOR + 3.75%), due 07/18/30(b)(g)(n)	179,946
165,000	EUR	Bertrand Franchise Finance SAS, 6.50%, due 07/18/30(g)(n)	184,316
291,000	EUR	Betclic Everest Group SAS, 5.13%, due 12/10/31 144A	331,584
128See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
451,000		Binghatti Sukuk 2 SPV Ltd., 7.75%, due 07/02/29(g)	356,539
1,333,000		Biocon Biologics Global PLC, 6.67%, due 10/09/29(g)	1,318,768
100,000		BKV Upstream Midstream LLC, 7.50%, due 10/15/30 144A	101,144
890,000		Black Pearl Compute LLC, 6.13%, due 02/15/31 144A	906,952
800,000		Blackstone Mortgage Trust, Inc., 7.75%, due 12/01/29 144A	841,110
2,090,000		Block Communications, Inc., 10.25%, due 03/01/31 144A	1,914,254
2,300,000		Block, Inc., 2.75%, due 06/01/26	2,291,032
975,000		Block, Inc., 6.00%, due 08/15/33 144A	959,901
900,000		Blue Owl Finance LLC, 6.25%, due 04/18/34	865,785
150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	155,044
150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	155,917
200,000	EUR	BNP Paribas Cardif SA, 6.00% (5 yr. EURIBOR ICE Swap + 3.37%)(b)(g)(o)	223,268
340,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(o) 144A	351,017
715,000	EUR	Boots Group Finco LP, 5.38%, due 08/31/32(g)	822,694
550,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	533,776
400,000	EUR	BPER Banca SpA, 5.88% (5 yr. EURIBOR ICE Swap + 3.57%)(b)(g)(o)	444,236
1,000,000		Braskem Netherlands Finance BV, 4.50%, due 01/31/30(g)	466,099
3,155,000		Bread Financial Holdings, Inc., 8.38% (5 yr. CMT + 4.30%), due 06/15/35(b)(n) 144A	3,192,248
600,000		Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, due 01/15/33 144A	583,915
195,000		Brinker International, Inc., 8.25%, due 07/15/30 144A	204,617
1,136,000		Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, due 04/01/27 144A	1,115,323
75,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, due 02/15/30 144A	68,953
320,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	303,915
700,000		Brown & Brown, Inc., 5.55%, due 06/23/35	699,445
2,325,000		Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, due 02/01/32 144A	2,351,382
698,894		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 02/15/39(g)	732,118
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	829,667
550,000		Builders FirstSource, Inc., 6.75%, due 05/15/35 144A	550,160
1,040,000	EUR	Bulgarian Energy Holding EAD, 2.45%, due 07/22/28(g)	1,153,430
515,000	EUR	Bulgarian Energy Holding EAD, 4.25%, due 06/19/30(g)	582,411
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	753,376
955,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	863,029
1,000,000		BWX Technologies, Inc., 4.13%, due 04/15/29 144A	962,095
884,000		C&S Group Enterprises LLC, 5.00%, due 12/15/28(n) 144A	825,133
1,108,000		C&W Senior Finance Ltd., 9.00%, due 01/15/33(g)	1,120,642
600,000	EUR	CAB SELAS, 3.38%, due 02/01/28(g)	672,169
3,040,000		Caesars Entertainment, Inc., 6.00%, due 10/15/32 144A	2,800,536
131,000		California Resources Corp., 8.25%, due 06/15/29 144A	137,125
1,250,000		Camelot Return Merger Sub, Inc., 8.75%, due 08/01/28 144A	743,053
757,000	GBP	Canary Wharf Group Investment Holdings PLC, 3.38%, due 04/23/28(g)	941,152
1,270,000		Carnival Corp., 5.13%, due 05/01/29 144A	1,261,372
525,000		Carnival Corp., 5.75%, due 08/01/32 144A	525,486
925,000		Carnival Corp., 5.88%, due 06/15/31 144A	936,952
440,000		Carnival Corp., 6.13%, due 02/15/33 144A	444,633
240,000		Carpenter Technology Corp., 5.63%, due 03/01/34 144A	238,089
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,706,000		Carvana Co., 9.00% ((14% PIK until 08/15/25; then 9% Cash until Maturity)), due 06/01/31 144A	1,845,890
200,000	EUR	CCF Holding SAS, 9.25% (5 yr. EUR Swap + 6.63%)(b)(g)(o)	250,188
4,530,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	4,131,743
2,600,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34 144A	2,226,701
526,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30 144A	491,862
1,940,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	1,690,387
500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	496,198
470,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 02/01/33 144A	471,762
600,000		CDW LLC/CDW Finance Corp., 3.57%, due 12/01/31	548,683
1,710,000		Celanese U.S. Holdings LLC, 6.75%, due 04/15/33	1,755,474
1,980,000		Cemex SAB de CV, 7.20% (5 yr. CMT + 3.52%)(b)(o) 144A	2,007,225
1,400,000		Centene Corp., 2.50%, due 03/01/31	1,175,641
1,055,000		Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 06/15/29(n) 144A	785,187
2,470,000		Century Aluminum Co., 6.88%, due 08/01/32 144A	2,550,833
775,000		Cerdia Finanz GmbH, 9.38%, due 10/03/31 144A	771,536
1,908,000		Champ Acquisition Corp., 8.38%, due 12/01/31 144A	2,004,600
1,255,000		Champion MTN Ltd., 2.95%, due 06/15/30(g)	1,083,157
500,000	EUR	Cheplapharm Arzneimittel GmbH, 7.50%, due 05/15/30(g)	582,024
200,000		Chord Energy Corp., 6.00%, due 10/01/30 144A	202,772
965,000		Chord Energy Corp., 6.75%, due 03/15/33 144A	996,915
787,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31(n) 144A	725,987
1,031,000		CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	972,359
1,964,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29(n) 144A	1,890,680
1,235,000		CHS/Community Health Systems, Inc., 9.75%, due 01/15/34 144A	1,283,311
200,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	214,822
800,000	EUR	CI Financial Corp., 4.63%, due 12/12/31(g)	923,237
300,000		Cimpress PLC, 7.38%, due 09/15/32 144A	297,755
832,000		Cipher Compute LLC, 7.13%, due 11/15/30 144A	863,016
391,000	EUR	Cirsa Finance International SARL, 4.88%, due 10/15/31 144A	444,070
1,000,000		Citadel Finance LLC, 5.90%, due 02/10/30 144A	1,005,334
500,000		Citadel Securities Global Holdings LLC, 5.75%, due 03/27/36 144A	493,633
265,000		Citadel Securities Global Holdings LLC, 6.20%, due 06/18/35 144A	271,287
230,000		Citigroup, Inc., 6.63% (5 yr. CMT + 3.00%)(b)(o)	230,329
114,000		Citigroup, Inc., 7.63% (5 yr. CMT + 3.21%)(b)(o)	117,957
550,000	EUR	Clarios Global LP/Clarios U.S. Finance Co., 4.75%, due 06/15/31(g)	623,786
148,000		Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 09/15/32 144A	149,277
400,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 03/15/33 144A	423,897
225,000		Clearwater Paper Corp., 4.75%, due 08/15/28 144A	194,878
551,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	510,501
500,000		Cleveland-Cliffs, Inc., 7.00%, due 03/15/32 144A	484,401
490,000		Cleveland-Cliffs, Inc., 7.38%, due 05/01/33 144A	479,754
440,000		Cloud Software Group, Inc., 6.50%, due 03/31/29 144A	429,684
1,325,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,257,736
515,000		Cloud Software Group, Inc., 9.00%, due 09/30/29 144A	497,299
675,000		Clydesdale Acquisition Holdings, Inc., 6.63%, due 04/15/29 144A	663,443
1,660,000		Clydesdale Acquisition Holdings, Inc., 6.75%, due 04/15/32 144A	1,572,574
1,400,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	1,307,535
130See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
118,000		CMS Energy Corp., 4.75% (5 yr. CMT + 4.12%), due 06/01/50(b)	114,527
875,000		Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, due 07/01/32(n) 144A	763,909
500,000		Coherent Corp., 5.00%, due 12/15/29 144A	490,866
1,320,000		Columbus McKinnon Corp., 7.13%, due 02/01/33 144A	1,320,627
250,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33 144A	256,625
150,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33(g)	153,975
205,873		Compass Group Diversified Holdings LLC, 5.25%, due 04/15/29 144A	191,688
2,840,000		Compass Minerals International, Inc., 8.00%, due 07/01/30 144A	2,941,007
600,000		Comstock Resources, Inc., 6.75%, due 03/01/29 144A	592,697
160,000		Concentra Health Services, Inc., 6.88%, due 07/15/32 144A	165,618
110,000		Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, due 11/01/29 144A	75,132
1,150,000		Constellium SE, 6.38%, due 08/15/32 144A	1,163,340
825,000		Cooper-Standard Automotive, Inc., 9.25%, due 03/01/31 144A	775,912
4,280,000		CoreWeave, Inc., 9.00%, due 02/01/31 144A	4,077,851
1,250,000		Corp. Nacional del Cobre de Chile, 5.95%, due 01/08/34(g)	1,278,930
1,000,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	904,684
500,000		Cougar JV Subsidiary LLC, 8.00%, due 05/15/32 144A	517,360
899,000		CP Atlas Buyer, Inc., 9.75%, due 07/15/30(n) 144A	843,944
660,384		CP Atlas Buyer, Inc., 12.75%, due 01/15/31 144A	510,428
585,000	EUR	CPI Property Group SA, 1.50%, due 01/27/31(g)	527,003
540,000	EUR	CPI Property Group SA, 4.75%, due 07/22/30(g)	573,303
375,000	EUR	CPI Property Group SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.23%)(b)(g)(o)	383,099
2,185,000	EUR	CPI Property Group SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.23%)(b)(g)(o)	2,232,189
925,000	GBP	CPI Property Group SA, 8.88% (5 yr. U.K. Government Bond + 5.65%)(b)(g)(o)	1,102,106
675,000		CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 06/15/31 144A	658,599
325,000	EUR	CrediaBank SA, 9.38% (5 yr. EURIBOR ICE Swap + 7.28%)(b)(g)(o)	391,950
3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(g)	998,430
360,000		Crescent Energy Finance LLC, 7.38%, due 01/15/33 144A	360,178
320,000		Crocs, Inc., 4.13%, due 08/15/31 144A	288,255
1,123,000		CrossCountry Intermediate HoldCo LLC, 6.50%, due 10/01/30 144A	1,071,778
3,367,000		CrossCountry Intermediate HoldCo LLC, 6.75%, due 12/01/32 144A	3,171,514
1,500,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	1,427,830
1,000,000		Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, due 09/30/26	996,856
750,000		CSC Holdings LLC, 4.13%, due 12/01/30(n) 144A	450,899
240,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	142,656
235,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	204,096
270,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	195,418
900,000		CSN Inova Ventures, 6.75%, due 01/28/28(g)	662,249
2,100,000		CSN Resources SA, 5.88%, due 04/08/32(g)	1,288,885
500,000	EUR	Cullinan Holdco SCSp, 8.50%, due 10/15/29(g)(n)	505,742
560,000		CVR Energy, Inc., 7.50%, due 02/15/31 144A	564,658
900,000		Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, due 04/15/31 144A	889,486
600,000		DAE Funding LLC, 3.38%, due 03/20/28(g)	577,789
320,000		DaVita, Inc., 3.75%, due 02/15/31 144A	293,608
450,000		Dcli Bidco LLC, 7.75%, due 11/15/29 144A	455,420
1,500,000		Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, due 06/30/33 144A	1,513,458
75,000		Deluxe Corp., 8.00%, due 06/01/29 144A	75,544
575,000		Deluxe Corp., 8.13%, due 09/15/29 144A	597,617
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
130,000		Dentsply Sirona, Inc., 8.38% (5 yr. CMT + 4.38%), due 09/12/55(b)	127,050
400,000	EUR	Deutsche Bank AG, 10.00% (5 yr. EURIBOR ICE Swap + 6.94%)(b)(g)(o)	491,424
600,000		Dhafrah Pv2 Energy Co. LLC, 5.79%, due 06/30/53 144A	583,332
1,080,000		Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, due 10/01/30 144A	1,141,492
198,000		Diamondback Energy, Inc., 5.75%, due 04/18/54	187,383
275,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, due 02/15/31 144A	280,945
1,650,000		Discovery Global Holdings, Inc., 4.28%, due 03/15/32	1,462,312
2,185,000		Discovery Global Holdings, Inc., 5.05%, due 03/15/42	1,444,953
225,000		Diversified Healthcare Trust, 7.25%, due 10/15/30 144A	227,215
195,000	CAD	Doman Building Materials Group Ltd., 7.50%, due 09/17/29	143,048
153,000		Dominion Energy, Inc., 4.35% (5 yr. CMT + 3.20%)(b)(o)	150,709
3,360,000		Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/29 144A	3,002,926
2,460,000		DP World Ltd., 6.85%, due 07/02/37(g)	2,606,727
300,000		Dycom Industries, Inc., 4.50%, due 04/15/29 144A	291,212
500,000	EUR	Dynamo Newco II GmbH, 6.25%, due 10/15/31(g)	513,805
2,035,000	EUR	Eastern European Electric Co. BV, 6.50%, due 05/15/30 144A	2,389,940
211,000		EchoStar Corp., 6.75%, due 11/30/30	213,323
1,500,000		EchoStar Corp., 10.75%, due 11/30/29	1,621,299
2,149,000		Ecopetrol SA, 8.38%, due 01/19/36	2,180,658
100,000		Ecopetrol SA, 8.88%, due 01/13/33	105,339
643,000		Edison International, 7.88% (5 yr. CMT + 3.66%), due 06/15/54(b)	659,119
1,923,000		Edison International, 8.13% (5 yr. CMT + 3.86%), due 06/15/53(b)	1,959,024
625,000		EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 09/30/30 144A	602,642
500,000	EUR	eircom Finance DAC, 5.00%, due 04/30/31(g)	575,319
1,070,000		Elastic NV, 4.13%, due 07/15/29 144A	1,004,567
1,330,000		Ellucian Holdings, Inc., 6.50%, due 12/01/29 144A	1,302,421
1,700,000		Embecta Corp., 5.00%, due 02/15/30 144A	1,574,270
383,000		Emera, Inc., 6.75% (3 mo. USD LIBOR + 5.44%), due 06/15/76(b)	383,791
130,000		Emergent BioSolutions, Inc., 3.88%, due 08/15/28 144A	109,833
380,000		EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 07/15/31 144A	391,104
374,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	373,516
102,000		Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	114,813
145,000		Encompass Health Corp., 4.75%, due 02/01/30	141,952
1,600,000		Encore Capital Group, Inc., 8.50%, due 05/15/30 144A	1,692,718
120,000		Enerflex, Inc., 6.88%, due 01/15/31 144A	122,601
2,075,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(g)	1,932,630
675,000	EUR	Energo - Pro as, 6.45%, due 04/15/31(g)	760,587
2,167,000	EUR	Energo - Pro as, 8.00%, due 05/27/30 144A	2,559,567
1,000,000		Energuate Trust 2 0, 6.35%, due 09/15/35 144A	980,856
960,000		Energy Transfer LP, 6.25%, due 04/15/49	942,223
105,000		Energy Transfer LP, 8.00% (5 yr. CMT + 4.02%), due 05/15/54(b)	110,044
295,000		EnerSys, 6.63%, due 01/15/32 144A	301,766
400,000		EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, due 06/30/32 144A	404,208
255,000		Enova International, Inc., 11.25%, due 12/15/28 144A	269,947
215,000		EnQuest PLC, 11.63%, due 11/01/27 144A	220,202
750,000		Entegris, Inc., 4.75%, due 04/15/29 144A	741,897
930,000	EUR	Eolo SpA, 4.88%, due 10/21/28(g)	883,508
132See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
800,000	EUR	Equinix Europe 2 Financing Corp. LLC, 3.25%, due 05/19/29	908,370
65,000		Esab Corp., 5.63%, due 04/01/31 144A	65,618
6,000,000	ZAR	Eskom Holdings, 7.50%, due 09/15/33	311,193
1,200,000		Essential Properties LP, 2.95%, due 07/15/31	1,081,435
250,000	EUR	Eurobank SA, 6.25% (5 yr. EURIBOR ICE Swap + 3.79%)(b)(g)(o)	274,786
218,000		EUSHI Finance, Inc., 7.63% (5 yr. CMT + 3.14%), due 12/15/54(b)	225,542
246,000	EUR	Eutelsat Communications SACA, 5.75%, due 03/15/31 144A	284,772
125,000		Excelerate Energy LP, 8.00%, due 05/15/30 144A	130,909
514,000		EZCORP, Inc., 7.38%, due 04/01/32 144A	538,217
1,150,000		Fair Isaac Corp., 6.25%, due 09/15/34 144A	1,132,046
1,950,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	1,864,809
1,644,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 01/15/30(n) 144A	1,536,840
792,406		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 01/31/41(g)	794,585
1,360,000		Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	1,385,694
2,840,000		Fiesta Purchaser, Inc., 9.63%, due 09/15/32 144A	2,899,558
240,000		First Quantum Minerals Ltd., 6.38%, due 02/15/36 144A	231,069
280,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	279,168
180,000		Five Point Operating Co. LP, 8.00%, due 10/01/30 144A	179,690
800,000	EUR	Flora Food Management BV, 7.50%, due 10/31/30 144A	913,571
1,750,000		Flutter Treasury DAC, 6.38%, due 04/29/29 144A	1,786,837
2,060,000		Focus Financial Partners LLC, 6.75%, due 09/15/31 144A	2,047,839
1,050,000		Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	1,007,247
992,000		Fortescue Treasury Pty. Ltd., 4.38%, due 04/01/31 144A	938,179
395,000		Fortrea Holdings, Inc., 7.50%, due 07/01/30(n) 144A	374,768
590,000		Fortress Intermediate 3, Inc., 7.50%, due 06/01/31 144A	587,108
1,145,000	EUR	Fortune Star BVI Ltd., 3.95%, due 10/02/26(g)	1,310,789
750,000		Fortune Star BVI Ltd., 5.05%, due 01/27/27(g)	728,845
640,000		Fortune Star BVI Ltd., 6.80%, due 09/09/29(g)	607,072
1,100,000		Freedom Mortgage Corp., 6.63%, due 01/15/27 144A	1,099,245
90,000		Freedom Mortgage Holdings LLC, 6.88%, due 05/01/31 144A	84,229
2,405,000		Freedom Mortgage Holdings LLC, 8.38%, due 04/01/32 144A	2,368,274
572,000		Freedom Mortgage Holdings LLC, 9.13%, due 05/15/31 144A	582,153
800,000		Frontier Communications Holdings LLC, 6.75%, due 05/01/29 144A	801,517
400,000		FS KKR Capital Corp., 3.13%, due 10/12/28	365,407
700,000		FS KKR Capital Corp., 6.13%, due 01/15/31(n)	657,231
935,000		FS Luxembourg SARL, 8.13%, due 02/11/36 144A	859,919
200,000		FS Luxembourg SARL, 8.63%, due 06/25/33 144A	198,350
400,000		FS Luxembourg SARL, 8.63%, due 06/25/33(g)	396,700
255,000		FS Luxembourg SARL, 8.63%, due 06/25/33(g)	252,896
1,500,000		FTAI Aviation Investors LLC, 5.50%, due 05/01/28 144A	1,500,745
1,045,000		Gap, Inc., 3.63%, due 10/01/29 144A	976,908
150,000		Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, due 05/31/32 144A	155,413
295,000		Gartner, Inc., 3.63%, due 06/15/29 144A	277,612
1,725,000		Gartner, Inc., 3.75%, due 10/01/30 144A	1,569,216
270,000		Gates Corp., 6.88%, due 07/01/29 144A	277,368
755,000		GC Treasury Center Co. Ltd., 6.50% (5 yr. CMT + 2.82%)(b)(o) 144A	734,468
745,000		GC Treasury Center Co. Ltd., 7.13% (5 yr. CMT + 3.16%)(b)(n)(o) 144A	725,139
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,685,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29 144A	1,599,792
1,608,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29(g)	1,526,502
500,000		Gen Digital, Inc., 6.25%, due 04/01/33 144A	486,453
235,000		General Motors Financial Co., Inc., 5.70% (5 yr. CMT + 5.00%)(b)(n)(o)	230,673
700,000		Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, due 03/15/34	697,172
600,000		Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	620,377
459,000		Genmab AS/Genmab Finance LLC, 6.25%, due 12/15/32 144A	470,914
400,000		Genmab AS/Genmab Finance LLC, 7.25%, due 12/15/33 144A	419,058
195,000		Genworth Holdings, Inc., 6.50%, due 06/15/34	196,759
2,425,000		Global Medical Response, Inc., 7.38%, due 10/01/32 144A	2,520,290
525,000		GLP Capital LP/GLP Financing II, Inc., 5.63%, due 09/15/34	517,296
264,000		GLP Capital LP/GLP Financing II, Inc., 5.63%, due 03/01/36	257,010
900,000		GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	914,263
885,000		GLP China Holdings Ltd., 7.75%, due 04/30/29(g)	712,089
1,770,000		GLP Pte. Ltd., 4.50% (5 yr. CMT + 3.74%)(b)(g)(o)	894,182
970,000		GLP Pte. Ltd., 4.60% (5 yr. CMT + 3.73%)(b)(g)(o)	458,081
2,000,000		GLP Pte. Ltd., 9.75%, due 05/20/28(g)	1,642,557
1,325,000		Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, due 03/01/29 144A	1,234,174
1,730,000		Goat Holdco LLC, 6.75%, due 02/01/32 144A	1,742,100
75,000		goeasy Ltd., 6.88%, due 05/15/30 144A	62,233
1,815,000		goeasy Ltd., 6.88%, due 02/15/31(n) 144A	1,461,710
224,000		goeasy Ltd., 7.38%, due 10/01/30 144A	185,719
300,000		goeasy Ltd., 9.25%, due 12/01/28 144A	279,300
680,000		Gol Finance, Inc., 14.38%, due 06/06/30(g)	604,350
605,000		Golomt Bank, 11.00%, due 05/20/27(g)	613,486
190,000		Graham Holdings Co., 5.63%, due 12/01/33 144A	186,604
1,217,000		Gray Media, Inc., 4.75%, due 10/15/30(n) 144A	940,360
115,000		Gray Media, Inc., 5.38%, due 11/15/31 144A	85,485
643,000		Gray Media, Inc., 9.63%, due 07/15/32 144A	643,557
45,000		Gray Media, Inc., 10.50%, due 07/15/29 144A	47,846
190,000		Great Canadian Gaming Corp./Raptor LLC, 8.75%, due 11/15/29 144A	185,483
520,000	EUR	Grifols SA, 3.88%, due 10/15/28(g)	586,913
632,000		Grifols SA, 4.75%, due 10/15/28 144A	619,417
550,000	EUR	Grifols SA, 7.50%, due 05/01/30(g)	657,239
400,000		Grupo Aeromexico SAB de CV, 8.25%, due 11/15/29 144A	386,500
1,490,000		Grupo Televisa SAB, 5.00%, due 05/13/45	926,644
565,000		Grupo Televisa SAB, 5.25%, due 05/24/49	348,694
515,000		Grupo Televisa SAB, 6.13%, due 01/31/46	365,815
500,000	EUR	GSG Bidco Ltd., 4.70%, due 06/15/31 144A	571,494
828,731		Guara Norte SARL, 5.20%, due 06/15/34(g)	803,880
366,000		HA Sustainable Infrastructure Capital, Inc., 7.13% (5 yr. CMT + 3.48%), due 11/15/56(b)	364,378
293,000		HA Sustainable Infrastructure Capital, Inc., 8.00% (5 yr. CMT + 4.30%), due 06/01/56(b)	303,273
1,775,000		HAH Group Holding Co. LLC, 9.75%, due 10/01/31 144A	1,556,594
980,000		Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, due 07/18/29(g)	930,114
1,880,000		Harvest Midstream I LP, 7.50%, due 09/01/28 144A	1,899,272
1,300,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 09/15/30(n) 144A	1,197,222
600,000		HCA, Inc., 4.90%, due 11/15/35	580,320
550,000		HCA, Inc., 7.50%, due 11/06/33	623,844
75,000		HealthEquity, Inc., 4.50%, due 10/01/29 144A	72,655
134See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(g)	726,360
205,000		Helix Energy Solutions Group, Inc., 9.75%, due 03/01/29 144A	215,630
70,000		Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	63,676
300,000		Hilton Domestic Operating Co., Inc., 3.75%, due 05/01/29 144A	287,319
2,000,000		Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	1,878,657
270,000		HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, due 06/01/29 144A	252,876
1,800,000		Hologic, Inc., 3.25%, due 02/15/29 144A	1,797,997
525,000		Howard Midstream Energy Partners LLC, 6.63%, due 01/15/34 144A	527,371
750,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	756,897
200,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(o)	182,712
600,000		HSBC Holdings PLC, 4.62% (1 day USD SOFR + 1.19%), due 11/06/31(b)	591,845
469,000		HSBC Holdings PLC, 5.28% (1 day USD SOFR + 1.55%), due 03/10/37(b)	460,752
775,000		HSBC Holdings PLC, 6.75% (5 yr. CMT + 2.91%)(b)(o)	766,941
520,000		HTA Group Ltd., 6.75%, due 04/01/31(d) 144A	514,569
200,000		HTA Group Ltd., 7.50%, due 06/04/29 144A	203,774
1,000,000		HUB International Ltd., 7.25%, due 06/15/30 144A	1,024,979
2,220,000		HUB International Ltd., 7.38%, due 01/31/32 144A	2,265,705
575,000		Hudson Pacific Properties LP, 3.25%, due 01/15/30(n)	465,364
225,000		Hudson Pacific Properties LP, 3.95%, due 11/01/27	212,542
2,815,000		Hudson Pacific Properties LP, 4.65%, due 04/01/29(n)	2,404,531
375,000		Huntsman International LLC, 2.95%, due 06/15/31	311,498
1,880,000		Huntsman International LLC, 5.70%, due 10/15/34	1,731,273
600,000	EUR	Ibercaja Banco SA, 9.13% (5 yr. EUR Swap + 6.83%)(b)(g)(o)	740,146
8,058,000,000	UZS	ICBC Standard Bank PLC, 20.00%, due 12/13/29(e)(j) 144A	655,202
500,000	GBP	Iceland Bondco PLC, 4.38%, due 05/15/28(g)	629,646
45,000		iHeartCommunications, Inc., 9.13%, due 05/01/29 144A	40,910
35,000		iHeartCommunications, Inc., 10.88%, due 05/01/30 144A	22,466
1,100,000		IHS Holding Ltd., 6.25%, due 11/29/28(g)	1,091,465
100,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28(g)(n)	113,419
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	300,560
1,350,000		Indofood CBP Sukses Makmur Tbk. PT, 4.75%, due 06/09/51(g)	1,073,952
326,000		Industrial F&B Investments III, Inc., 7.75%, due 02/11/33 144A	329,668
1,318,000		Industrial Subordinated Trust 2.0, 6.55% (5 yr. CMT + 2.86%), due 04/15/36(b) 144A	1,319,647
316,000		INEOS Finance PLC, 6.75%, due 05/15/28 144A	305,705
298,000		INEOS Finance PLC, 7.50%, due 04/15/29(n) 144A	289,372
900,000		Ingevity Corp., 3.88%, due 11/01/28 144A	864,634
430,000		Insight Enterprises, Inc., 6.63%, due 05/15/32 144A	415,390
205,000		Insulet Corp., 6.50%, due 04/01/33 144A	209,395
320,000	EUR	International Personal Finance PLC, 10.75%, due 12/14/29(g)	387,340
310,000		Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(b) 144A	290,114
250,000	EUR	Intesa Sanpaolo SpA, 6.38% (5 yr. EURIBOR ICE Swap + 4.04%)(b)(g)(o)	289,411
475,000		Intesa Sanpaolo SpA, 8.25% (1 yr. CMT + 4.40%), due 11/21/33(b) 144A	547,584
700,000		ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, due 05/01/29 144A	651,718
650,000		ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.00%, due 08/01/29 144A	603,309
200,000	EUR	IPD 3 BV, 5.50%, due 06/15/31(g)	217,437
255,000	EUR	IQVIA, Inc., 2.25%, due 01/15/28(g)	285,528
550,000		Iron Mountain, Inc., 4.50%, due 02/15/31 144A	516,749
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
500,000	EUR	Iron Mountain, Inc., 4.75%, due 01/15/34 144A	537,522
290,000		Iron Mountain, Inc., 4.88%, due 09/15/29 144A	282,332
400,000		Iron Mountain, Inc., 5.25%, due 03/15/28 144A	398,444
280,000		Ithaca Energy North Sea PLC, 8.13%, due 10/15/29 144A	287,310
1,314,000		ITT Holdings LLC, 6.50%, due 08/01/29 144A	1,278,631
805,000		Ittihad International II Ltd., 7.38%, due 11/13/30 144A	812,867
925,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30 144A	935,749
751,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30(g)	759,671
610,000		Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	570,875
680,000		Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32 144A	673,033
890,000		Jane Street Group/JSG Finance, Inc., 6.75%, due 05/01/33 144A	903,597
1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,779,419
720,000		Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, due 08/15/28 144A	671,624
1,465,000		JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31(n) 144A	1,386,503
55,000		JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	54,581
2,150,000		Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/01/33 144A	1,969,507
640,000		JSW Steel Ltd., 3.95%, due 04/05/27(g)	628,309
500,000	EUR	Jyske Bank AS, 3.50% (1 yr. EURIBOR ICE Swap + 1.27%), due 11/19/31(b)(g)	568,561
750,000	GBP	Kane Bidco Ltd., 7.75%, due 07/15/31 144A	983,936
700,000	EUR	Kapla Holding SAS, 5.00%, due 04/30/31(g)	795,334
2,110,000		KazMunayGas National Co. JSC, 6.38%, due 10/24/48(g)	2,101,169
145,000		KBR, Inc., 4.75%, due 09/30/28 144A	142,311
500,000		Kilroy Realty LP, 5.88%, due 10/15/35	482,343
212,000	EUR	King U.S. Bidco, Inc., 5.31% (3 mo. EURIBOR + 3.25%), due 12/01/32(b) 144A	243,667
600,000		Kodiak Gas Services LLC, 5.88%, due 04/01/31 144A	603,343
335,000		Kodiak Gas Services LLC, 6.50%, due 10/01/33 144A	338,850
335,000		Kodiak Gas Services LLC, 6.75%, due 10/01/35(n) 144A	340,580
1,225,000		Kodiak Gas Services LLC, 7.25%, due 02/15/29 144A	1,269,847
285,000		Korn Ferry, 4.63%, due 12/15/27 144A	282,436
950,000		LABL, Inc., 8.63%, due 10/01/31(n)(p) 144A	460,750
198,000		LABL, Inc., 9.50%, due 11/01/28(p) 144A	96,030
860,000		Lamar Media Corp., 5.38%, due 11/01/33 144A	842,464
461,000		Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	439,205
680,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	677,788
650,000		Latam Airlines Group SA, 7.88%, due 04/15/30 144A	657,313
266,000		LBM Acquisition LLC, 6.25%, due 01/15/29(n) 144A	194,704
279,000		LBM Acquisition LLC, 9.50%, due 06/15/31 144A	243,203
750,000		LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	730,284
225,000		LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29 144A	146,538
275,000		Level 3 Financing, Inc., 3.75%, due 07/15/29 144A	256,094
525,000		Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	535,033
925,000		Level 3 Financing, Inc., 7.00%, due 03/31/34 144A	947,511
410,000		Level 3 Financing, Inc., 8.50%, due 01/15/36 144A	428,188
100,000	EUR	Levi Strauss & Co., 4.00%, due 08/15/30 144A	114,862
2,401,000		LFS Topco LLC, 8.75%, due 07/15/30(n) 144A	2,296,486
105,000		Liberty Interactive LLC, 8.25%, due 02/01/30	4,170
1,700,000		LifePoint Health, Inc., 8.38%, due 02/15/32 144A	1,816,691
1,694,000		Light & Wonder International, Inc., 6.25%, due 10/01/33 144A	1,660,916
1,530,000		Limak Yenilenebilir Enerji AS, 9.63%, due 08/12/30 144A	1,486,232
136See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
225,000		Lincoln National Corp., 9.25% (5 yr. CMT + 5.32%)(b)(n)(o)	234,957
150,000	EUR	Lion/Polaris Lux Midco SARL, 5.64% (3 mo. EURIBOR + 3.63%), due 07/01/29(b)(g)	173,092
1,150,000		Live Nation Entertainment, Inc., 4.75%, due 10/15/27 144A	1,143,663
79,681	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	91,916
1,020,000		Lsf12 Helix Parent LLC, 7.13%, due 02/01/33 144A	984,204
220,000		Lumen Technologies, Inc., 4.50%, due 01/15/29 144A	207,224
310,000		M/I Homes, Inc., 3.95%, due 02/15/30	290,993
199,000		Macy's Retail Holdings LLC, 5.13%, due 01/15/42	148,274
1,340,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	1,314,988
210,000		Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, due 12/01/32 144A	216,241
600,000		Marex Group PLC, 5.83%, due 05/08/28	606,599
600,000		Matador Resources Co., 6.25%, due 04/15/33 144A	600,945
750,000		Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	667,707
260,000		Match Group Holdings II LLC, 6.13%, due 09/15/33 144A	252,932
600,000		Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/30 144A	600,429
3,579,000		McAfee Corp., 7.38%, due 02/15/30(n) 144A	2,960,858
750,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	766,130
2,130,000		McGraw-Hill Education, Inc., 8.00%, due 08/01/29 144A	2,128,352
700,000	EUR	Mehilainen Yhtiot OYJ, 5.13%, due 06/30/32(g)	805,873
1,090,000		Mercer International, Inc., 12.88%, due 10/01/28(n) 144A	689,497
600,000		Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 02/15/31 144A	501,199
600,000	GBP	Metro Bank Holdings PLC, 12.00% (1 yr. U.K. Government Bond + 7.81%), due 04/30/29(b)(g)	889,737
825,000	GBP	Metro Bank Holdings PLC, 13.88% (5 yr. U.K. Government Bond + 9.57%)(b)(g)(o)	1,242,911
980,000		MHP Lux SA, 6.25%, due 09/19/29(g)	882,416
1,604,000		MHP Lux SA, 10.50%, due 07/28/29 144A	1,617,361
1,211,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	1,176,237
900,000		Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	873,332
1,905,000		Millicom International Cellular SA, 4.50%, due 04/27/31(g)	1,737,940
300,000		Mineral Resources Ltd., 7.00%, due 04/01/31 144A	306,846
470,000	EUR	MKS, Inc., 4.25%, due 02/15/34(g)	518,316
580,000		Molina Healthcare, Inc., 3.88%, due 05/15/32 144A	504,224
750,000		Molina Healthcare, Inc., 4.38%, due 06/15/28 144A	725,695
520,000		Molina Healthcare, Inc., 6.25%, due 01/15/33 144A	504,510
180,000		Molina Healthcare, Inc., 6.50%, due 02/15/31 144A	177,184
987,000		Moss Creek Resources Holdings, Inc., 8.25%, due 09/01/31 144A	987,073
1,200,000		Motion Finco SARL, 8.38%, due 02/15/32 144A	992,874
500,000	EUR	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, due 10/15/26	554,774
500,000		MPT Operating Partnership LP/MPT Finance Corp., 8.50%, due 02/15/32 144A	507,301
1,255,000		Muangthai Capital PCL, 7.55%, due 07/21/30 144A	1,243,292
554,000		Muangthai Capital PCL, Class S, 7.55%, due 07/21/30(g)	548,873
700,000		Muthoot Finance Ltd., 5.75%, due 08/04/30 144A	672,272
685,000		Muthoot Finance Ltd., 6.38%, due 04/23/29(g)	681,416
660,000		Muthoot Finance Ltd., 6.38%, due 03/02/30 144A	652,335
200,000	EUR	Mutuelle Epargne Retraite Prevoyance Carac, 4.38% (3 mo. EURIBOR + 2.60%), due 02/05/46(b)(g)	224,616
194,000		Nabors Industries, Inc., 7.63%, due 11/15/32(n) 144A	198,712
306,000		Nabors Industries, Inc., 9.13%, due 01/31/30(n) 144A	321,472
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
600,000		National Health Investors, Inc., 5.35%, due 02/01/33	590,740
3,640,000		National Mentor Holdings, Inc., 10.50%, due 12/15/30 144A	3,759,927
200,000	GBP	Nationwide Building Society, 7.88% (5 yr. U.K. Government Bond + 3.59%)(b)(g)(o)	265,372
700,000		Navient Corp., 5.00%, due 03/15/27	684,792
1,341,000		NBK Tier 1 Ltd., 6.38% (6 yr. CMT + 2.40%)(b)(o) 144A	1,313,294
1,623,000		NBK Tier 1 Ltd., 6.38% (6 yr. CMT + 2.40%)(b)(g)(o)	1,588,107
625,000		NCR Atleos Corp., 9.50%, due 04/01/29 144A	669,376
100,000	EUR	Neinor Homes SA, 5.88%, due 02/15/30 144A	115,870
800,000		Nemak SAB de CV, 3.63%, due 06/28/31(g)	681,462
475,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	476,709
1,600,000		Neptune Bidco U.S., Inc., 9.50%, due 02/15/33 144A	1,554,382
300,000	EUR	New Immo Holding SA, 3.25%, due 07/23/27(g)	339,273
300,000	EUR	New Immo Holding SA, 3.25%, due 07/23/27(g)	339,273
500,000	EUR	New Immo Holding SA, 4.88%, due 12/08/28(g)	563,367
200,000		Newmark Group, Inc., 7.50%, due 01/12/29	209,791
429,000		Nexstar Media, Inc., 6.50%, due 09/15/33 144A	432,528
946,000		Nexstar Media, Inc., 7.25%, due 04/15/34(d) 144A	949,819
1,600,000		NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 02/15/32 144A	1,650,038
500,000	EUR	Nidda Healthcare Holding GmbH, 5.38%, due 10/23/30(g)	575,535
2,875,000		Nissan Motor Acceptance Co. LLC, 5.63%, due 09/29/28 144A	2,823,403
363,000		Nissan Motor Co. Ltd., 8.13%, due 07/17/35(n) 144A	373,796
1,220,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	1,256,736
583,000		Northern Oil & Gas, Inc., 7.88%, due 10/15/33(n) 144A	603,585
600,000		Northriver Midstream Finance LP, 6.75%, due 07/15/32 144A	602,188
1,400,000	EUR	Nova Ljubljanska Banka DD, 6.50% (5 yr. EURIBOR ICE Swap + 4.08%)(b)(g)(o)	1,625,288
700,000		Novelis Corp., 3.88%, due 08/15/31 144A	624,169
500,000		Novelis Corp., 4.75%, due 01/30/30 144A	473,381
578,000		Novelis Corp., 6.38%, due 08/15/33 144A	567,421
500,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	460,688
750,000		NRG Energy, Inc., 6.25%, due 11/01/34 144A	756,590
1,931,000		OAK-Eagle Acquireco, Inc., 7.25%, due 07/01/33(d) 144A	2,001,953
574,000		OAK-Eagle Acquireco, Inc., 8.75%, due 07/01/34(d) 144A	601,292
220,000		Oceaneering International, Inc., 6.00%, due 02/01/28	221,034
708,000		OCP SA, 3.75%, due 06/23/31(g)	643,888
1,925,000		OCP SA, 6.70%, due 03/01/36(g)	1,981,567
530,000	EUR	Odido Group Holding BV, 5.50%, due 01/15/30(g)	591,793
1,600,000	EUR	Olympus Water U.S. Holding Corp., 6.13%, due 02/15/33(g)	1,780,806
260,000		Olympus Water U.S. Holding Corp., 7.25%, due 06/15/31 144A	254,211
1,690,000		Olympus Water U.S. Holding Corp., 7.25%, due 02/15/33 144A	1,613,927
1,350,000		ON Semiconductor Corp., 3.88%, due 09/01/28 144A	1,303,463
750,000		OneMain Finance Corp., 3.50%, due 01/15/27	736,308
3,775,000		OneMain Finance Corp., 6.63%, due 05/15/29	3,783,384
77,000		OneMain Finance Corp., 6.75%, due 09/15/33	73,928
750,000		ONEOK, Inc., 5.45%, due 06/01/47	677,119
755,000		Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, due 08/01/30 144A	724,177
500,000	EUR	Opal Bidco SAS, 5.50%, due 03/31/32(g)	564,308
1,600,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	1,431,029
1,610,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,552,753
4,810,000		Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 04/15/30 144A	1,828,446
138See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
440,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	424,787
1,200,000		Pacific Gas & Electric Co., 5.70%, due 03/01/35	1,216,929
2,725,000		Pacific Gas & Electric Co., 6.00%, due 08/15/35	2,816,800
650,000		PacifiCorp, 5.45%, due 02/15/34	647,873
574,000		Paramount Global, 4.38%, due 03/15/43	347,466
700,000		Paramount Global, 4.85%, due 07/01/42	447,481
400,000		Paramount Global, 4.90%, due 08/15/44	248,874
500,000		Paramount Global, 4.95%, due 01/15/31	463,354
1,400,000		Paramount Global, 5.85%, due 09/01/43	972,729
52,000		Paramount Global, 6.38% (5 yr. CMT + 4.00%), due 03/30/62(b)	38,155
1,000,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	977,049
860,000		Pediatrix Medical Group, Inc., 5.38%, due 02/15/30 144A	847,160
120,000		Penn Entertainment, Inc., 6.75%, due 04/01/31 144A	116,681
325,000		PennyMac Financial Services, Inc., 6.88%, due 05/15/32 144A	313,956
73,000		PennyMac Financial Services, Inc., 6.88%, due 02/15/33 144A	69,908
250,000		Perenti Finance Pty. Ltd., 7.50%, due 04/26/29 144A	256,806
700,000		Performance Food Group, Inc., 4.25%, due 08/01/29 144A	672,966
876,000		Performance Food Group, Inc., 6.13%, due 09/15/32 144A	878,713
1,200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.75%, due 02/03/31 144A	1,165,764
1,200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, due 02/03/36 144A	1,149,359
45,000		Petco Health & Wellness Co., Inc., 8.25%, due 02/01/31 144A	44,969
500,000		Petroleos de Venezuela SA, 5.38%, due 04/12/27(g)(p)	167,400
3,163,000		Petroleos de Venezuela SA, 6.00%, due 11/15/26(g)(p)	1,088,388
2,627,000		Petroleos de Venezuela SA, 6.00%, due 05/16/49(g)(p)	904,213
2,543,000		Petroleos de Venezuela SA, 9.75%, due 05/17/35(g)(p)	1,062,465
1,350,000		Petroleos del Peru SA, 5.63%, due 06/19/47(g)	948,510
2,495,000		Petroleos Mexicanos, 5.95%, due 01/28/31	2,387,336
3,600,000		Petroleos Mexicanos, 6.38%, due 01/23/45	2,838,070
1,150,000		Petroleos Mexicanos, 6.63%, due 06/15/35	1,072,616
480,000		Petroleos Mexicanos, 6.75%, due 09/21/47	383,398
2,140,000		Petroleos Mexicanos, 10.00%, due 02/07/33	2,439,482
290,000		PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	292,101
450,000	EUR	Picard Groupe SAS, 6.38%, due 07/01/29(g)	524,625
2,120,000		Pingan Real Estate Capital Ltd., 3.45%, due 07/29/26(g)	2,078,630
200,000	EUR	Piraeus Bank SA, 6.75% (5 yr. EURIBOR ICE Swap + 4.60%)(b)(g)(n)(o)	231,615
1,825,000		Planet Financial Group LLC, 10.50%, due 12/15/29 144A	1,752,120
420,000	EUR	Playtech PLC, 5.88%, due 06/28/28(g)	481,928
160,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	125,024
2,100,000		Post Holdings, Inc., 4.50%, due 09/15/31 144A	1,955,008
2,430,000		Post Holdings, Inc., 6.25%, due 10/15/34 144A	2,381,755
295,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	297,356
335,000		Prestige Brands, Inc., 3.75%, due 04/01/31 144A	307,285
1,450,000		Prime Healthcare Services, Inc., 9.38%, due 09/01/29 144A	1,504,658
1,050,000		Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, due 04/30/29 144A	1,020,995
600,000		PRIO Luxembourg Holding SARL, 6.75%, due 10/15/30 144A	584,400
290,000		PROG Holdings, Inc., 6.00%, due 11/15/29 144A	275,735
160,000		Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	160,391
226,000		Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	228,799
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
500,000	EUR	Q-Park Holding I BV, 4.25%, due 09/01/30(g)	563,429
3,030,000		Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	3,074,702
1,490,000		Quikrete Holdings, Inc., 6.75%, due 03/01/33 144A	1,514,458
600,000		QXO Building Products, Inc., 6.75%, due 04/30/32 144A	612,520
160,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	80,000
1,675,000		Radiology Partners, Inc., 8.50%, due 07/15/32 144A	1,700,326
1,500,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,504,201
865,000		Rakuten Group, Inc., 9.75%, due 04/15/29 144A	922,687
1,500,000		Rand Parent LLC, 8.50%, due 02/15/30 144A	1,540,957
3,271,000		Raven Acquisition Holdings LLC, 6.88%, due 11/15/31 144A	3,156,211
750,000	EUR	RAY Financing LLC, 6.50%, due 07/15/31(g)	866,174
4,060,000		Real Hero Merger Sub 2, Inc., 6.25%, due 02/01/29 144A	1,645,904
700,000		Renew Treasury Ifsc Pvt Ltd., 6.50%, due 02/02/31 144A	680,388
1,400,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(g)	1,201,852
475,000		Rfna LP, 7.88%, due 02/15/30 144A	454,358
155,000		RingCentral, Inc., 8.50%, due 08/15/30 144A	162,289
305,000		Rithm Capital Corp., 8.00%, due 04/01/29 144A	299,916
250,000		Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	248,363
301,000		RLJ Lodging Trust LP, 4.00%, due 09/15/29(n) 144A	282,132
1,625,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, due 03/01/31 144A	1,500,303
1,925,000		Rocket Software, Inc., 6.50%, due 02/15/29 144A	1,734,844
501,000		Rocket Software, Inc., 9.00%, due 11/28/28 144A	500,771
130,000		Rogers Communications, Inc., 6.88% (5 yr. CMT + 2.84%), due 07/31/56(b)	130,535
375,000		Royal Bank of Canada, 6.50% (5 yr. CMT + 2.45%), due 05/24/86(b)	365,704
750,000		Ryan Specialty LLC, 5.88%, due 08/01/32 144A	741,877
265,000		Salesforce, Inc., 6.55%, due 03/15/56	266,098
880,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 0.75%, due 11/14/28(g)	840,822
2,065,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 1.13%, due 09/26/29(g)	1,863,691
160,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 2.38%, due 08/04/26(g)	183,157
800,000		Sammons Financial Group, Inc., 6.88%, due 04/15/34 144A	848,268
1,380,000		SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.75%, due 08/02/28(g)	1,329,954
700,000		Sasol Financing USA LLC, 8.75%, due 04/10/33(d) 144A	700,000
228,000		Saturn Oil & Gas, Inc., 9.63%, due 06/15/29 144A	238,801
1,000,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	984,932
2,670,000		Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 03/01/30 144A	2,299,276
750,000		SCIH Salt Holdings, Inc., 4.88%, due 05/01/28 144A	741,887
980,000		SCIH Salt Holdings, Inc., 6.63%, due 05/01/29(n) 144A	975,923
1,052,000		Scripps Escrow II, Inc., 3.88%, due 01/15/29(n) 144A	973,831
305,000		Scripps Escrow II, Inc., 5.38%, due 01/15/31(n) 144A	225,088
600,000		Seadrill Finance Ltd., 8.38%, due 08/01/30 144A	620,921
1,600,000		Seagate Data Storage Technology Pte. Ltd., 5.75%, due 12/01/34 144A	1,597,999
500,000		Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 02/01/28 144A	506,578
1,105,000		Select Medical Corp., 6.25%, due 12/01/32(n) 144A	1,054,201
190,000		Sempra, 6.38% (5 yr. CMT + 2.63%), due 04/01/56(b)	190,911
1,125,000		Service Corp. International, 3.38%, due 08/15/30	1,038,636
700,000		Service Properties Trust, 5.03%, due 09/30/28(m) 144A	637,732
341,000	EUR	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, due 05/15/33 144A	371,391
140See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,495,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	1,471,887
1,070,000		Silk Road Group Holding LLC, 7.50%, due 09/15/30(n) 144A	1,068,007
550,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	529,695
1,975,000		Sirius XM Radio LLC, 3.88%, due 09/01/31(n) 144A	1,794,937
1,137,000		Six Flags Entertainment Corp., 7.25%, due 05/15/31(n) 144A	1,095,972
264,000		Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 01/15/32(n) 144A	264,607
510,000		Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 05/01/32 144A	509,260
1,700,000		SLM Corp., 6.50%, due 01/31/30	1,670,008
1,577,000		Snap, Inc., 6.88%, due 03/01/33 144A	1,490,407
200,000		Societe Generale SA, 5.51% (1 day USD SOFR + 1.65%), due 05/22/31(b) 144A	204,252
200,000	EUR	Societe Generale SA, 6.13% (5 yr. EURIBOR ICE Swap + 3.78%)(b)(g)(o)	226,095
250,000		Societe Generale SA, 10.00% (5 yr. CMT + 5.45%)(b)(o) 144A	270,164
200,000	EUR	Sogecap SA, 6.25% (5 yr. EURIBOR ICE Swap + 3.75%)(b)(g)(o)	225,091
2,666,000		Sonangol Finance Ltd., 10.00%, due 01/29/31 144A	2,657,408
1,000,000		Sotheby's, 7.38%, due 10/15/27 144A	995,835
111,000		South Bow Canadian Infrastructure Holdings Ltd., 7.63% (5 yr. CMT + 3.95%), due 03/01/55(b)	114,349
1,200,000		Southern California Edison Co., 5.63%, due 02/01/36	1,203,093
341,000		Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, due 10/15/29 144A	296,375
280,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	280,398
1,200,000		SS&C Technologies, Inc., 6.50%, due 06/01/32 144A	1,200,803
775,000		Stagwell Global LLC, 5.63%, due 08/15/29 144A	738,503
500,000		Standard Building Solutions, Inc., 6.50%, due 08/15/32(n) 144A	500,701
1,225,000		Standard Industries, Inc., 4.38%, due 07/15/30 144A	1,155,389
158,000		Staples, Inc., 10.75%, due 09/01/29 144A	146,243
402,000		Star Parent, Inc., 9.00%, due 10/01/30 144A	416,975
500,000		Starwood Property Trust, Inc., 5.75%, due 01/15/31 144A	494,375
620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	639,145
1,200,000		Station Casinos LLC, 4.63%, due 12/01/31(n) 144A	1,121,628
1,330,000		Station Casinos LLC, 6.63%, due 03/15/32(n) 144A	1,336,184
925,000		Stillwater Mining Co., 4.50%, due 11/16/29(g)	872,466
2,063,000		Stonebriar ABF Issuer LLC, 8.13%, due 12/15/30 144A	2,133,775
800,000		Stonepeak Nile Parent LLC, 7.25%, due 03/15/32 144A	834,402
220,000		Stonex Escrow Issuer LLC, 6.88%, due 07/15/32 144A	222,492
845,000		Studio City Finance Ltd., 5.00%, due 01/15/29(g)	793,095
240,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, due 12/15/35 144A	233,518
280,000		Summit Midstream Holdings LLC, 8.63%, due 10/31/29 144A	288,150
300,000		SunCoke Energy, Inc., 4.88%, due 06/30/29 144A	271,009
420,000		Sunoco LP, 5.38%, due 07/15/31 144A	416,930
1,200,000		Sunoco LP, 5.63%, due 03/15/31 144A	1,195,342
1,164,000		Sunoco LP, 5.63%, due 07/15/34 144A	1,147,001
597,000		Sunoco LP, 6.25%, due 07/01/33 144A	600,076
3,430,000		Surgery Center Holdings, Inc., 7.25%, due 04/15/32 144A	3,373,142
1,000,000		Synaptics, Inc., 4.00%, due 06/15/29 144A	947,762
245,000		Synchrony Financial, 7.25%, due 02/02/33	250,415
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
600,000		Takeoff Merger Sub, Inc., 4.40%, due 03/24/28 144A	596,992
1,000,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	995,521
150,000		Talos Production, Inc., 9.38%, due 02/01/31 144A	159,050
725,000		TC Ziraat Bankasi AS, 8.99% (5 yr. CMT + 4.33%), due 08/02/34(b)(g)	744,288
350,000	EUR	TeamSystem SpA, 5.52% (3 mo. EURIBOR + 3.50%), due 07/31/31(b)(g)(n)	388,246
600,000	EUR	Techem Verwaltungsgesellschaft 675 GmbH, 4.63%, due 07/15/32(g)	673,311
3,030,000		Teine Energy Ltd., 6.88%, due 04/15/29 144A	3,031,050
1,995,000		Telecom Argentina SA, 8.50%, due 01/20/36 144A	1,986,521
978,000		Telecom Argentina SA, 9.25%, due 05/28/33 144A	1,013,470
120,000		Telecom Italia Capital SA, 7.72%, due 06/04/38	133,789
286,000		TELUS Corp., 7.00% (5 yr. CMT + 2.71%), due 10/15/55(b)	292,089
1,057,000		Tenet Healthcare Corp., 6.13%, due 10/01/28	1,060,065
750,000		Tenneco, Inc., 8.00%, due 11/17/28 144A	747,790
635,000		Termocandelaria Power SA, 7.75%, due 09/17/31 144A	647,106
267,000		Termocandelaria Power SA, 7.75%, due 09/17/31(g)	272,672
1,000,000		TerraForm Power Operating LLC, 5.00%, due 01/31/28 144A	989,495
185,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(g)	208,979
320,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 05/09/30	369,909
368,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	463,546
240,000		Texas Capital Bancshares, Inc., 4.00% (5 yr. CMT + 3.15%), due 05/06/31(b)	239,611
900,000		TGNR Intermediate Holdings LLC, 5.50%, due 10/15/29 144A	880,665
600,000		TGS ASA, 8.50%, due 01/15/30 144A	629,020
315,000		Thor Industries, Inc., 4.00%, due 10/15/29 144A	297,592
125,000		Tidewater, Inc., 9.13%, due 07/15/30 144A	133,273
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	736,398
200,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	199,621
2,375,000		T-Mobile USA, Inc., 4.63%, due 01/15/33	2,332,667
100,000		TopBuild Corp., 3.63%, due 03/15/29 144A	95,314
760,000		TopBuild Corp., 4.13%, due 02/15/32 144A	701,401
1,950,000		Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	1,724,432
2,373,000		Trade & Development Bank of Mongolia LLC, 8.50%, due 12/23/27(g)	2,329,793
424,000		Transcanada Trust, 5.60% (5 yr. CMT + 3.99%), due 03/07/82(b)	415,824
113,000		Transcanada Trust, 5.88% (3 mo. USD LIBOR + 4.64%), due 08/15/76(b)	113,191
430,000		TransDigm, Inc., 6.13%, due 07/31/34 144A	423,461
1,430,000		TransDigm, Inc., 6.38%, due 05/31/33 144A	1,423,505
1,910,000		TransDigm, Inc., 6.75%, due 01/31/34 144A	1,936,463
645,000		TransMontaigne Partners LLC, 8.50%, due 06/15/30 144A	652,550
847,000		Transocean International Ltd., 6.80%, due 03/15/38(n)	814,300
320,000		Transocean International Ltd., 7.50%, due 04/15/31	327,293
725,000		Transocean International Ltd., 7.88%, due 10/15/32 144A	775,163
675,000		Travel & Leisure Co., 4.50%, due 12/01/29 144A	645,863
850,000		Trident Energy Finance PLC, 12.50%, due 11/30/29(g)	908,247
750,000		Trident TPI Holdings, Inc., 12.75%, due 12/31/28(n) 144A	731,006
165,000		TriNet Group, Inc., 7.13%, due 08/15/31 144A	160,301
857,000		Trivium Packaging Finance BV, 8.25%, due 07/15/30 144A	897,324
4,875,000		Tronox, Inc., 4.63%, due 03/15/29(n) 144A	3,908,970
290,000		Tronox, Inc., 9.13%, due 09/30/30(n) 144A	289,916
397,000		Trust 2401, 6.39%, due 01/15/50 144A	362,618
142See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
203,000		Trust Fibra Uno, 6.39%, due 01/15/50(g)	182,676
1,350,000		Turkiye Is Bankasi AS, 9.13% (5 yr. CMT + 4.63%)(b)(g)(o)	1,360,163
135,000		Turning Point Brands, Inc., 7.63%, due 03/15/32 144A	138,497
260,000		Tutor Perini Corp., 11.88%, due 04/30/29 144A	284,986
300,000		Twilio, Inc., 3.63%, due 03/15/29(n)	287,100
600,000		Twilio, Inc., 3.88%, due 03/15/31	560,121
1,750,000		U.S. Acute Care Solutions LLC, 9.75%, due 05/15/29 144A	1,692,772
1,890,000		U.S. Foods, Inc., 4.63%, due 06/01/30 144A	1,841,834
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	143,203
590,000		UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(b)(o) 144A	584,792
680,000		UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(o) 144A	725,190
291,000		UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(o) 144A	327,840
1,400,000		UKG, Inc., 6.88%, due 02/01/31 144A	1,369,439
650,000		Under Armour, Inc., 7.25%, due 07/15/30(n) 144A	658,255
400,000	EUR	Unicaja Banco SA, 4.88% (5 yr. EUR Swap + 5.02%)(b)(g)(o)	460,806
285,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	284,596
575,000	EUR	Unipol Assicurazioni SpA, 6.00% (5 yr. EURIBOR ICE Swap + 3.24%)(b)(g)(o)	643,914
105,387		United Airlines Pass-Through Trust, 3.10%, due 04/07/30	101,040
100,000	EUR	United Group BV, 5.25%, due 02/01/30(g)	112,804
500,000	EUR	United Group BV, 6.50%, due 10/31/31(g)	569,819
700,000	EUR	United Group BV, 6.75%, due 02/15/31(g)	814,133
1,050,000		United Rentals North America, Inc., 3.75%, due 01/15/32	963,662
850,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 04/15/28 144A	846,124
449,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, due 06/15/32(n) 144A	457,621
1,100,000		Uniti Services LLC, 7.50%, due 10/15/33 144A	1,144,403
2,300,000		Univision Communications, Inc., 4.50%, due 05/01/29 144A	2,162,475
295,000		Upbound Group, Inc., 6.38%, due 02/15/29 144A	286,141
92,000		Urban One, Inc., 7.63%, due 04/01/31 144A	37,720
500,000		UWM Holdings LLC, 6.25%, due 03/15/31 144A	455,763
1,075,000		Valaris Ltd., 8.38%, due 04/30/30 144A	1,114,459
758,000		Vale Overseas Ltd., 6.00% (5 yr. CMT + 2.43%), due 02/25/56(b) 144A	746,630
305,000		Valley National Bancorp, 3.00% (3 mo. USD Term SOFR + 2.36%), due 06/15/31(b)	292,961
605,000		Vedanta Resources Finance II PLC, 9.48%, due 07/24/30(n) 144A	613,389
350,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	359,588
1,536,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	1,576,396
200,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33(g)	205,260
1,990,000		Velocity Commercial Capital LLC, 9.38%, due 02/15/31 144A	1,991,040
1,060,000		Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	1,008,054
2,475,000		Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	2,532,821
599,000		Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	623,257
1,700,000		Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	1,839,059
3,540,000		Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	3,803,652
750,000		Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/30 144A	771,732
200,000		Venture Global Plaquemines LNG LLC, 6.50%, due 01/15/34 144A	208,616
1,325,000		Venture Global Plaquemines LNG LLC, 6.50%, due 06/15/34 144A	1,380,096
1,020,000		Venture Global Plaquemines LNG LLC, 6.75%, due 01/15/36 144A	1,080,998
750,000		Venture Global Plaquemines LNG LLC, 7.50%, due 05/01/33 144A	824,842
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
330,000		Venture Global Plaquemines LNG LLC, 7.75%, due 05/01/35 144A	370,063
1,623,000		Veon Midco BV, 3.38%, due 11/25/27(g)	1,540,517
200,000		Veon Midco BV, 9.00%, due 07/15/29 144A	207,073
500,000	EUR	Verisure Midholding AB, 5.25%, due 02/15/29(g)	575,274
150,000		Vermilion Energy, Inc., 6.88%, due 05/01/30 144A	151,851
80,000		Vermilion Energy, Inc., 7.25%, due 02/15/33(n) 144A	80,752
98,000		Versant Media Group, Inc., 7.25%, due 01/30/31 144A	100,374
245,000		VF Corp., 6.00%, due 10/15/33	245,486
295,589		VF Ukraine PAT via VFU Funding PLC, 9.63%, due 02/11/27(g)	293,023
1,510,000		VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, due 06/15/31 144A	1,552,579
470,000	EUR	Via Celere Desarrollos Inmobiliarios SA, 4.88%, due 04/15/31(g)	509,660
1,825,000		VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	1,774,115
772,000		Victoria's Secret & Co., 4.63%, due 07/15/29 144A	736,232
1,750,000		Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31 144A	1,736,025
270,000		Viking Cruises Ltd., 5.88%, due 10/15/33 144A	266,767
1,100,000		Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,161,028
250,000		Virgin Media Finance PLC, 5.00%, due 07/15/30 144A	205,139
468,000		Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, due 03/15/33 144A	409,550
649,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 02/01/30(n) 144A	561,199
397,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28(n) 144A	388,182
1,285,000		Vivo Energy Investments BV, 5.13%, due 09/24/27(g)	1,274,693
1,730,000		VM Consolidated, Inc., 5.50%, due 04/15/29 144A	1,674,981
900,000		Vmed O2 U.K. Financing I PLC, 4.25%, due 01/31/31 144A	773,743
2,900,000		Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	2,498,151
300,000	EUR	Vmed O2 U.K. Financing I PLC, 5.63%, due 04/15/32(g)	318,577
235,000		Vmed O2 U.K. Financing I PLC, 6.75%, due 01/15/33 144A	210,276
190,000		VoltaGrid LLC, 7.38%, due 11/01/30 144A	196,321
650,000		Vornado Realty LP, 5.75%, due 02/01/33	637,795
500,000		Voyager Parent LLC, 9.25%, due 07/01/32 144A	519,420
500,000		VT Topco, Inc., 8.50%, due 08/15/30 144A	508,785
2,200,000		VZ Secured Financing BV, 5.00%, due 01/15/32 144A	1,887,976
500,000		VZ Secured Financing BV, 7.50%, due 01/15/33 144A	471,749
275,000		Wabash National Corp., 4.50%, due 10/15/28(n) 144A	241,273
1,720,000		Wand NewCo 3, Inc., 7.63%, due 01/30/32 144A	1,759,615
1,530,000		Wayfair LLC, 6.75%, due 11/15/32 144A	1,542,840
1,330,000		WE Soda Investments Holding PLC, 9.38%, due 02/14/31(g)	1,313,372
260,000		WE Soda Investments Holding PLC, 9.38%, due 02/14/31 144A	256,749
1,698,000		WE Soda Investments Holding PLC, 9.50%, due 10/06/28(g)	1,697,063
725,000		Weatherford International Ltd., 6.75%, due 10/15/33 144A	741,254
95,000		WESCO Distribution, Inc., 5.25%, due 04/15/31 144A	94,670
190,000		WESCO Distribution, Inc., 5.50%, due 04/15/34 144A	187,596
750,000		WESCO Distribution, Inc., 6.38%, due 03/15/33 144A	764,717
305,000		Western Alliance Bancorp, 3.00% (3 mo. USD Term SOFR + 2.25%), due 06/15/31(b)(n)	293,023
820,000		WEX, Inc., 6.50%, due 03/15/33 144A	803,893
1,034,000		Wilsonart LLC, 11.00%, due 08/15/32(n) 144A	751,162
775,000		Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	810,524
908,000		Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	841,202
144See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
525,000		Woodside Finance Ltd., 6.00%, due 05/19/35	547,358
400,000	EUR	Worldline SA, 5.50%, due 06/10/30(g)	396,597
1,372,000		WR Grace Holdings LLC, 5.63%, due 08/15/29(n) 144A	1,263,179
309,000		WR Grace Holdings LLC, 6.63%, due 08/15/32 144A	301,363
600,000		WR Grace Holdings LLC, 7.00%, due 08/01/33 144A	583,218
2,742,000		WULF Compute LLC, 7.75%, due 10/15/30 144A	2,899,158
600,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27 144A	598,166
700,000		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	734,157
155,000		Xerox Holdings Corp., 8.88%, due 11/30/29(n) 144A	49,600
821,000		Yapi ve Kredi Bankasi AS, 8.25% (5 yr. CMT + 4.44%)(b)(g)(o)	793,154
725,000		Yapi ve Kredi Bankasi AS, 9.25% (5 yr. CMT + 5.28%), due 01/17/34(b)(g)	742,162
838,695		Yinson Bergenia Production BV, 8.50%, due 01/31/45 144A	887,774
262,293		Yinson Boronia Production BV, 8.95%, due 07/31/42(g)	286,304
1,125,000		YPF SA, 6.95%, due 07/21/27(g)	1,130,123
2,435,000		YPF SA, 7.00%, due 09/30/33(g)(h)	2,400,776
1,270,000		Yum! Brands, Inc., 3.63%, due 03/15/31	1,173,935
1,249,245		Zayo Group Holdings, Inc., 9.25%, due 03/09/30 144A	1,242,649
400,000	EUR	ZF Europe Finance BV, 7.00%, due 06/12/30(g)	471,387
1,050,000		ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	998,585
500,000		ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	493,364
905,000		ZF North America Capital, Inc., 7.50%, due 03/24/31 144A	889,697
320,000		Ziff Davis, Inc., 4.63%, due 10/15/30 144A	301,956
310,000		Ziggo BV, 4.88%, due 01/15/30 144A	289,789
900,000		ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 02/01/29 144A	748,877
505,000		Zorlu Enerji Elektrik Uretim AS, 11.00%, due 04/23/30 144A	445,382
			765,510,220
		Mortgage Backed Securities - Private Issuers — 4.6%
315,000		ALA Trust, Series 2025-OANA, Class D, 6.76% (1 mo. USD Term SOFR + 3.09%), due 06/15/40(b) 144A	316,244
265,000		Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.04%, due 01/25/67(c) 144A	221,241
2,491,762		Angel Oak Mortgage Trust, Series 2025-8, Class A1, 5.41%, due 07/25/70(h) 144A	2,498,497
1,731,853		Angel Oak Mortgage Trust, Series 2025-R1, Class A1, 4.85%, due 07/25/62(h) 144A	1,716,317
900,000		ARZ Trust, Series 2024-BILT, Class F, 8.27%, due 06/11/39 144A	922,006
450,000		BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CNM, 3.72%, due 11/05/32(c) 144A	425,505
270,000		BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class DNM, 3.72%, due 11/05/32(c) 144A	251,354
1,280,000		Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,247,053
1,020,000		Bank, Series 2024-BNK48, Class A5, 5.05%, due 10/15/57	1,023,722
1,559,738		Barclays Mortgage Trust, Series 2022-RPL1, Class B, 7.25%, due 02/25/28(h) 144A	1,573,808
280,000		BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	265,724
1,300,000		BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.86%, due 02/15/57	1,343,084
443,301		BX Commercial Mortgage Trust, Series 2021-21M, Class A, 4.52% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	443,081
664,877		BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.64% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	664,570
1,239,734		BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 4.66% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,239,880
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,285,000	BX Trust, Series 2025-DELC, Class F, 7.62% (1 mo. USD Term SOFR + 3.95%), due 12/15/42(b) 144A	1,288,759
1,110,000	BX Trust, Series 2025-GW, Class E, 7.32% (1 mo. USD Term SOFR + 3.65%), due 07/15/42(b) 144A	1,111,523
75,928	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.25%, due 12/15/47(c) 144A	74,862
939,701	Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.38%, due 04/25/65(c) 144A	844,902
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	266,048
288,435	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	281,534
1,968,000	COMM Mortgage Trust, Series 2015-LC19, Class D, 2.87%, due 02/10/48 144A	1,852,957
798,000	COMM Mortgage Trust, Series 2015-LC19, Class E, 4.41%, due 02/10/48(c) 144A	737,735
2,075,000	COMM Mortgage Trust, Series 2024-CBM, Class E, 7.93%, due 12/10/41(c) 144A	2,092,205
599,666	Cross Mortgage Trust, Series 2025-H6, Class A1, 5.18%, due 07/25/70(c) 144A	599,039
1,068,404	Cross Mortgage Trust, Series 2025-H9, Class A1, 5.04%, due 11/25/70(c) 144A	1,064,472
1,000,000	CSMC Trust, Series 2018-RPL9, Class A2, 3.93%, due 09/25/57(c) 144A	927,884
465,000	CSMC Trust, Series 2020-NQM1, Class B1, 4.46%, due 05/25/65(c) 144A	433,395
530,000	Deephaven Residential Mortgage Trust, Series 2026-INV2, Class B2, 6.71%, due 02/25/71(c)(d) 144A	504,547
1,730,000	Extended Stay America Trust, Series 2025-ESH, Class F, 7.77% (1 mo. USD Term SOFR + 4.10%), due 10/15/42(b) 144A	1,738,574
807,403	Extended Stay America Trust, Series 2026-ESH2, Class F, 7.42% (1 mo. USD Term SOFR + 3.75%), due 02/15/43(b) 144A	810,347
851,504	Finance of America HECM Buyout, Series 2025-HB1, Class A, 4.50%, due 11/25/35(c) 144A	843,531
445,000	GCAT Trust, Series 2026-NQM2, Class B1, 6.61%, due 02/25/71(c)(d) 144A	434,760
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.37%, due 06/10/47(c) 144A	38,202
2,299,271	GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, due 02/25/66(h) 144A	2,292,499
1,890,743	GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, due 06/25/65(h) 144A	1,902,634
1,314,845	GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10%, due 07/25/65(h) 144A	1,278,142
113,721	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 4.69% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	107,172
150,000	Home Re Ltd., Series 2026-1, Class B1, 7.86% (30 day USD SOFR Average + 4.20%), due 01/25/36(b) 144A	151,533
170,000	Home Re Ltd., Series 2026-1, Class M1C, 6.26% (30 day USD SOFR Average + 2.60%), due 01/25/36(b) 144A	170,505
1,210,000	Home Re Ltd., Series 2026-1, Class M2, 6.86% (30 day USD SOFR Average + 3.20%), due 01/25/36(b) 144A	1,221,792
710,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.20%, due 05/10/39(c) 144A	719,771
1,600,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, due 05/10/39(c) 144A	1,628,139
300,000	Imperial Fund Mortgage Trust, Series 2021-NQM4, Class B2, 4.10%, due 01/25/57(c) 144A	228,453
1,300,000	Imperial Fund Mortgage Trust, Series 2022-NQM1, Class B1, 4.08%, due 02/25/67(c) 144A	1,015,966
2,785,000	Imperial Fund Mortgage Trust, Series 2022-NQM3, Class B2, 4.41%, due 05/25/67(c) 144A	2,346,869
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 3.50%, due 12/15/47(c) 144A	1,112,041
146See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,005,021	JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.68%, due 01/25/63(c) 144A	939,477
1,715,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.51%, due 09/15/47(c)	1,677,501
1,502,448	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class E, 3.79%, due 05/15/46(c) 144A	1,351,303
340,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class C, 4.16%, due 11/15/52(c)	302,734
1,887,999	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, 5.44%, due 07/25/70(c) 144A	1,894,271
918,330	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1FC, 5.02%, due 11/25/70(h) 144A	916,620
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	502,431
1,470,000	NCMF Trust, Series 2025-MFS, Class E, 7.53%, due 06/10/33(c) 144A	1,480,525
230,728	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.82%, due 06/25/57(c) 144A	226,698
944,498	New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, 5.09%, due 10/25/65(c) 144A	942,874
1,535,629	OBX Trust, Series 2025-R1, Class A1, 4.94%, due 09/25/62(h) 144A	1,526,501
1,371,934	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.61% (30 day USD SOFR Average + 0.95%), due 05/25/55(b) 144A	1,371,688
922,703	Pretium Mortgage Credit Partners LLC, Series 2025-RPL3, Class A1, 4.15%, due 04/25/65(h) 144A	898,818
2,630,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL3, Class M1, 4.15%, due 04/25/65(h) 144A	2,506,406
383,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL5, Class M2, 4.15%, due 01/25/70(h) 144A	344,551
730,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL6, Class A2, 3.85%, due 09/25/69(h) 144A	690,388
1,100,000	Pretium Mortgage Credit Partners LLC, Series 2025-RPL6, Class M2, 3.85%, due 09/25/69(h) 144A	960,245
515,000	Pretium Mortgage Credit Partners LLC, Series 2026-RPL1, Class A2, 4.15%, due 01/25/70(h) 144A	498,265
528,000	Pretium Mortgage Credit Partners LLC, Series 2026-RPL1, Class M1, 4.15%, due 01/25/70(h) 144A	510,604
343,000	Pretium Mortgage Credit Partners LLC, Series 2026-RPL1, Class M2, 4.15%, due 01/25/70(h) 144A	304,582
901,070	PRPM LLC, Series 2025-4, Class A1, 6.18%, due 06/25/30(h) 144A	900,134
900,540	PRPM LLC, Series 2025-5, Class A1, 5.73%, due 07/25/30(h) 144A	899,340
130,000	PRPM LLC, Series 2025-5, Class A2, 8.57%, due 07/25/30(h) 144A	129,871
897,748	PRPM LLC, Series 2025-6, Class A1, 5.77%, due 08/25/28(h) 144A	896,492
910,981	PRPM LLC, Series 2025-7, Class A1, 5.50%, due 08/25/30(h) 144A	908,640
245,000	PRPM LLC, Series 2025-7, Class A2, 7.45%, due 08/25/30(h) 144A	244,437
951,000	PRPM LLC, Series 2025-8, Class A2, 7.20%, due 10/25/30(h) 144A	947,500
786,565	PRPM LLC, Series 2025-RCF3, Class A1, 5.25%, due 07/25/55(h) 144A	785,589
414,473	PRPM LLC, Series 2025-RCF4, Class A1, 4.50%, due 08/25/55(h) 144A	408,027
926,581	PRPM LLC, Series 2025-RCF6, Class A1, 4.94%, due 12/25/55(h) 144A	918,904
820,000	PRPM LLC, Series 2025-RPL4, Class M1A, 3.00%, due 05/25/55(h) 144A	750,732
2,576,887	PRPM LLC, Series 2025-RPL5, Class A1, 4.50%, due 06/25/65(h) 144A	2,523,546
980,486	PRPM LLC, Series 2026-1, Class A1, 5.19%, due 02/25/31(h) 144A	970,883
280,000	PRPM LLC, Series 2026-1, Class A2, 6.47%, due 02/25/31(h) 144A	276,632
560,000	PRPM LLC, Series 2026-2, Class A2, 6.47%, due 02/25/31(h) 144A	560,563
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
798,284	PRPM Trust, Series 2025-3, Class A1, 6.26%, due 05/25/30(h) 144A	796,633
150,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.84%, due 05/25/30(h) 144A	150,401
2,155,000	ROCK Trust, Series 2024-CNTR, Class E, 8.82%, due 11/13/41 144A	2,248,148
841,464	Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, due 02/25/65(h) 144A	846,873
400,000	SG Residential Mortgage Trust, Series 2022-1, Class B2, 3.96%, due 03/27/62(c) 144A	285,414
1,675,000	SLG Office Trust, Series 2026-OMA, Class E, 6.96%, due 04/15/41(c)(d) 144A	1,683,514
900,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B1, 3.83%, due 01/28/50(c) 144A	870,591
210,279	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 4.35% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	161,557
590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	461,518
587,082	Towd Point Mortgage Trust, Series 2026-1, Class A1A, 4.10%, due 01/25/66(c) 144A	579,588
187,461	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	185,285
881,977	Verus Securitization Trust, Series 2025-R1, Class A1, 5.40%, due 05/25/65(h) 144A	884,787
979,906	Verus Securitization Trust, Series 2026-R1, Class A1, 4.83%, due 10/25/67(c) 144A	972,023
237,427	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.12%, due 12/25/36(c)	212,461
1,155,000	WBHT Commercial Mortgage Trust, Series 2025-WBM, Class E, 7.86% (1 mo. USD Term SOFR + 4.19%), due 06/15/42(b) 144A	1,150,647
1,950,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class D, 3.17%, due 12/15/49(c) 144A	1,769,940
118,871	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.09%, due 04/25/36(c)	117,450
475,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.21%, due 07/15/40(c) 144A	476,970
1,900,000	Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.53%, due 11/10/36 144A	1,518,765
2,450,000	X-Caliber Funding LLC, Series 2025-VFN1, Class A, 6.64% (1 mo. USD Term SOFR + 2.97%), due 06/17/30(b) 144A	2,450,640
1,350,000	X-Caliber Funding LLC, Series 2026-HPL, Class A, 6.82% (1 mo. USD Term SOFR + 3.15%), due 02/15/46(b) 144A	1,344,892
		95,408,747
	Mortgage Backed Securities - U.S. Government Agency Obligations — 8.6%
1,275,000	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 10.51%, (30 day USD SOFR Average + 6.85%), due 11/25/51(b) 144A	1,359,042
838,759	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q034, Class APT2, 2.94%, due 07/25/54(c)	814,921
94,034	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 1.61%, due 11/25/57(c)	35,658
374,679	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	364,948
205,476	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	201,890
542,471	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c)	535,398
529,606	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	515,187
344,336	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	336,271
148See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
519,234	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	505,499
590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	577,564
378,050	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	370,052
96,569	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-3, Class BXS, 6.93%, due 03/25/61(c) 144A	59,850
1,200,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 10.76%, (30 day USD SOFR Average + 7.10%), due 01/25/42(b) 144A	1,245,454
1,850,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA2, Class B2, 11.38%, (30 day USD SOFR Average + 7.71%), due 03/25/50(b) 144A	2,222,328
2,900,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 11.46%, (30 day USD SOFR Average + 7.80%), due 11/25/41(b) 144A	2,999,218
2,704,714	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2, 15.66%, (30 day USD SOFR Average + 12.00%), due 06/25/42(b) 144A	3,034,400
3,105,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.16%, (30 day USD SOFR Average + 5.50%), due 12/25/41(b) 144A	3,180,741
2,475,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 9.66%, (30 day USD SOFR Average + 6.00%), due 10/25/41(b) 144A	2,526,681
3,095,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 9.66%, (30 day USD SOFR Average + 6.00%), due 12/25/41(b) 144A	3,176,706
2,920,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 10.66%, (30 day USD SOFR Average + 7.00%), due 04/25/42(b) 144A	3,079,403
1,840,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.31%, (30 day USD SOFR Average + 7.65%), due 01/25/42(b) 144A	1,921,697
3,420,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.16%, (30 day USD SOFR Average + 9.50%), due 03/25/42(b) 144A	3,655,194
1,250,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B2, 13.51%, (30 day USD SOFR Average + 9.85%), due 03/25/42(b) 144A	1,346,726
489,928	Government National Mortgage Association REMIC, Series 2014-H23, Class FA, 4.43%, (1 mo. USD Term SOFR + 0.76%), due 11/20/64(b)	490,646
44,855	Government National Mortgage Association REMIC, Series 2015-H32, Class FA, 4.53%, (1 mo. USD Term SOFR + 0.86%), due 12/20/65(b)	44,990
150,000	Uniform Mortgage-Backed Security, TBA, 3.50%, due 06/01/56	137,215
8,800,000	Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/56	8,297,852
13,550,000	Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/56	13,064,711
15,275,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/56	15,046,974
42,371,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/56	42,572,777
14,825,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 05/01/56	15,094,744
49,260,000	Uniform Mortgage-Backed Security, TBA, 6.50%, due 06/01/56	50,919,247
		179,733,984
	Sovereign Debt Obligations — 16.2%
1,195,000	Africa Finance Corp., 7.50%, (5 yr. CMT + 3.02%)(b)(g)(o)	1,200,901
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,200,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	1,166,781
700,000		Angola Government International Bonds, 8.75%, due 04/14/32(g)	680,293
390,000		Angola Government International Bonds, 9.13%, due 11/26/49(g)	340,155
559,000		Angola Government International Bonds, 9.38%, due 05/08/48(g)	496,924
406,000		Angola Government International Bonds, 9.88%, due 10/15/35(g)	407,800
56,686		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(h)	47,531
2,283,784		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(h)	1,914,953
3,854		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	3,387
5,884,737		Argentina Republic Government International Bonds, 3.50%, due 07/09/41(h)	3,931,004
4,200,214		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(h)	3,034,655
685,428		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(h)	495,222
4,100,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(h)	2,810,550
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.89%, due 02/08/38(g)(m)	678,748
1,219,000		Bahamas Government International Bonds, 8.25%, due 06/24/36 144A	1,304,428
670,000		Bahamas Government International Bonds, 8.25%, due 06/24/36(g)	716,954
215,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(g)	238,121
433,000		Bahrain Government International Bonds, 5.25%, due 01/25/33(g)	382,464
439,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(g)	388,475
500,000		Benin Sukuk SA, 6.20%, due 01/29/33 144A	464,643
600,000		Benin Sukuk SA, 6.20%, due 01/29/33(g)	557,204
4,030,000		Bermuda Government International Bonds, 2.38%, due 08/20/30(g)	3,663,109
1,499,000		Bermuda Government International Bonds, 3.38%, due 08/20/50(g)	1,030,562
283,000		Bermuda Government International Bonds, 5.00%, due 07/15/32(g)	282,717
3,510,000		Bermuda Government International Bonds, 5.00%, due 07/15/32(g)	3,523,022
2,075,000		Brazil Government International Bonds, 7.25%, due 01/12/56	2,039,829
1,291,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	228,119
17,270,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	2,891,576
11,147,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/33	1,793,548
229,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/35	35,735
70,000	EUR	Bulgaria Government International Bonds, 1.38%, due 09/23/50(g)	43,615
5,898,000		Chile Government International Bonds, 4.34%, due 03/07/42	5,178,444
4,934,000		Chile Government International Bonds, 5.65%, due 01/13/37	5,125,933
12,240,000	CNY	China Government Bonds, 2.15%, due 08/25/55	1,718,404
100,000	EUR	Colombia Government International Bonds, 5.00%, due 09/19/32	108,549
1,125,000	EUR	Colombia Government International Bonds, 5.75%, due 11/26/34	1,225,166
2,095,000	EUR	Colombia Government International Bonds, 6.50%, due 11/26/38	2,303,373
1,100,000		Colombia Government International Bonds, 7.38%, due 09/18/37	1,098,493
650,000		Colombia Government International Bonds, 7.75%, due 11/07/36	665,568
459,000		Colombia Government International Bonds, 8.00%, due 11/14/35	481,509
1,337,000		Colombia Government International Bonds, 8.38%, due 11/07/54	1,384,423
1,420,000		Colombia Government International Bonds, 8.50%, due 04/25/35	1,539,635
374,064,948	COP	Colombia TES, 2.25%, due 04/18/29	88,715
3,974,085,465	COP	Colombia TES, 6.50%, due 01/22/31	1,042,262
266,100,000	COP	Colombia TES, 7.00%, due 06/30/32	53,574
431,600,000	COP	Colombia TES, 7.25%, due 10/18/34	83,387
393,400,000	COP	Colombia TES, 7.75%, due 09/18/30	86,615
2,385,900,000	COP	Colombia TES, 9.25%, due 05/28/42	493,580
5,131,000,000	COP	Colombia TES, 11.00%, due 08/22/29	1,293,358
1,276,200,000	COP	Colombia TES, 11.50%, due 07/25/46	313,334
150See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
21,220,500,000	COP	Colombia TES, 11.75%, due 01/24/35	5,384,476
311,300,000	COP	Colombia TES, 12.50%, due 02/27/30	81,426
1,125,000,000	COP	Colombia TES, 12.75%, due 11/28/40	299,893
800,000		Congolese International Bonds, 9.88%, due 11/07/32(g)	750,967
1,000,000	EUR	Costa Rica Government International Bonds, 5.50%, due 11/21/30 144A	1,182,491
500,000	EUR	Costa Rica Government International Bonds, 6.00%, due 01/16/36 144A	597,958
240,000		Costa Rica Government International Bonds, 6.13%, due 02/19/31(g)	245,873
240,000		Costa Rica Government International Bonds, 6.55%, due 04/03/34(g)	253,645
200,000		Costa Rica Government International Bonds, 7.00%, due 04/04/44(g)	211,542
1,080,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(g)	1,149,757
1,124,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(g)	1,196,599
275,000		Costa Rica Government International Bonds, 7.30%, due 11/13/54(g)	297,560
4,050,000	CZK	Czech Republic Government Bonds, 1.50%, due 04/24/40	122,741
11,810,000	CZK	Czech Republic Government Bonds, 2.00%, due 10/13/33	458,245
6,930,000	CZK	Czech Republic Government Bonds, 3.50%, due 05/30/35	294,468
12,100,000	CZK	Czech Republic Government Bonds, 4.20%, due 12/04/36(g)	535,378
6,490,000	CZK	Czech Republic Government Bonds, 4.25%, due 10/24/34	292,263
1,500,000	CZK	Czech Republic Government Bonds, 4.50%, due 11/11/32	69,681
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(g)	257,256
3,125,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(g)	2,887,187
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	347,883
1,164,000		Dominican Republic International Bonds, 5.88%, due 10/28/35(g)	1,108,186
1,804,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(g)	1,511,662
884,000		Dominican Republic International Bonds, 6.85%, due 01/27/45(g)	864,950
890,000		Dominican Republic International Bonds, 6.95%, due 03/15/37(g)	908,067
75,600,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	1,381,641
23,500,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(g)	461,473
2,747,000		Eagle Funding Luxco SARL, 5.50%, due 08/17/30 144A	2,764,855
3,050,000		Eagle Funding Luxco SARL, 5.50%, due 08/17/30(g)	3,069,825
1,625,000		Ecuador Government International Bonds, 5.00%, due 07/31/40(g)(h)	1,275,625
1,694,812		Ecuador Government International Bonds, 6.90%, due 07/31/35(h) 144A	1,496,519
2,678,897		Ecuador Government International Bonds, 6.90%, due 07/31/35(g)(h)	2,365,466
2,311,000		Ecuador Government International Bonds, 8.75%, due 01/29/34 144A	2,270,557
3,955,000		Ecuador Government International Bonds, 9.25%, due 01/29/39 144A	3,885,787
1,200,000		Egypt Government International Bonds, 6.59%, due 02/21/28(g)	1,195,694
2,924,000		Egypt Government International Bonds, 7.90%, due 02/21/48(g)	2,386,918
4,566,000		Egypt Government International Bonds, 8.50%, due 01/31/47(g)	3,947,909
925,000		Egypt Government International Bonds, 8.50%, due 01/31/47(g)	800,427
1,863,000		Egypt Government International Bonds, 8.70%, due 03/01/49(g)	1,636,498
691,000		Egypt Government International Bonds, 8.88%, due 05/29/50(g)	610,562
800,000		El Salvador Government International Bonds, 7.12%, due 01/20/50(g)	672,720
640,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	666,522
27,200,000	INR	European Bank for Reconstruction & Development, 6.75%, due 01/13/32	276,373
3,110,000		Gabon Government International Bonds, 6.63%, due 02/06/31(g)	2,603,933
725,000		Gabon Government International Bonds, 6.63%, due 02/06/31(g)	607,026
600,000		Gabon Government International Bonds, 9.50%, due 02/18/29(g)	564,331
1,137,500		Ghana Government International Bonds, 5.00%, due 07/03/29(g)(h)	1,087,196
1,375,000		Ghana Government International Bonds, 5.00%, due 07/03/35(g)(h)	1,175,616
900,000		Guatemala Government Bonds, 4.65%, due 10/07/41(g)	754,709
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
126,300,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/38	253,185
811,380,000	HUF	Hungary Government Bonds, 6.75%, due 07/23/31	2,379,975
153,080,000	HUF	Hungary Government Bonds, 7.00%, due 10/24/35	452,145
510,030,000	HUF	Hungary Government Bonds, 7.00%, due 10/24/35	1,506,452
600,000		Hungary Government International Bonds, 5.38%, due 09/26/30 144A	604,922
250,000		Hungary Government International Bonds, 5.38%, due 09/26/30(g)	251,922
2,350,000		Hungary Government International Bonds, 5.50%, due 03/26/36(g)	2,292,618
440,000		Hungary Government International Bonds, 6.75%, due 09/25/52 144A	455,003
1,700,000		Hungary Government International Bonds, 7.63%, due 03/29/41	1,927,398
17,290,000	INR	India Government Bonds, 6.64%, due 06/16/35	178,096
63,570,000	INR	India Government Bonds, 7.30%, due 06/19/53	635,035
1,831,000,000	IDR	Indonesia Treasury Bonds, 5.88%, due 03/15/31	104,721
4,385,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 08/15/40	262,437
1,083,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/42	64,775
1,867,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/43	111,625
3,405,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 08/15/45	205,731
3,500,000	INR	International Bank for Reconstruction & Development, 6.50%, due 10/01/37	33,159
12,600,000	INR	International Bank for Reconstruction & Development, 6.75%, due 07/13/29	127,796
1,320,000		Istanbul Metropolitan Municipality, 10.50%, due 12/06/28(g)	1,412,812
756,000		Ivory Coast Government International Bonds, 6.75%, due 02/25/41 144A	665,755
1,790,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	1,823,723
1,291,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33(g)	1,314,847
749,000		Ivory Coast Government International Bonds, 8.08%, due 04/01/36 144A	763,762
1,177,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37(g)	1,210,361
108,000,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	720,000
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	838,097
107,419,000	KZT	Kazakhstan Government International Bonds, 14.00%, due 05/12/31 144A	215,365
264,687,000	KZT	Kazakhstan Government International Bonds, 14.00%, due 02/13/35 144A	514,724
1,559,000		Lebanon Government International Bonds, 6.65%, due 11/03/28(g)(p)	374,456
1,559,000		Lebanon Government International Bonds, 6.75%, due 11/29/27(g)(p)	371,369
1,645,000		Lebanon Government International Bonds, 6.85%, due 05/25/29(g)(p)	394,800
668,000		Lebanon Government International Bonds, 7.00%, due 03/23/32(g)(p)	164,512
601,000		Lebanon Government International Bonds, 7.25%, due 03/23/37(g)(p)	145,873
215,000		Lebanon Government International Bonds, 8.25%, due 04/12/21(g)(p)	52,164
12,467,000	MYR	Malaysia Government Bonds, 3.48%, due 07/02/35	3,040,719
3,749,000	MYR	Malaysia Government Bonds, 3.58%, due 07/15/32	928,176
6,364,000	MYR	Malaysia Government Bonds, 3.89%, due 08/15/29	1,599,292
5,170,000	MYR	Malaysia Government Bonds, 3.90%, due 11/30/26	1,284,070
1,920,000	MYR	Malaysia Government Bonds, 3.90%, due 11/16/27	480,163
4,108,000	MYR	Malaysia Government Bonds, 3.91%, due 07/15/26	1,017,235
1,313,000	MYR	Malaysia Government Bonds, 4.46%, due 03/31/53	341,764
955,000	MYR	Malaysia Government Bonds, 4.70%, due 10/15/42	256,328
72,000	MYR	Malaysia Government Bonds, 4.76%, due 04/07/37	19,247
150,000,000	MXN	Mexico Bonos, 7.00%, due 09/03/26	8,311,619
16,945,900	MXN	Mexico Bonos, 7.75%, due 05/29/31	895,783
36,612,900	MXN	Mexico Bonos, 7.75%, due 11/13/42	1,686,237
5,764,700	MXN	Mexico Bonos, 8.00%, due 02/21/36	292,985
787,500	MXN	Mexico Bonos, 8.00%, due 11/07/47	36,548
2,799,800	MXN	Mexico Bonos, 8.00%, due 07/31/53	128,667
152See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
3,259,000	MXN	Mexico Bonos, 8.00%, due 04/29/55	148,987
2,507,600	MXN	Mexico Bonos, 8.50%, due 03/01/29	138,414
8,346,600	MXN	Mexico Bonos, 8.50%, due 11/18/38	425,740
3,998,730	MXN	Mexico Cetes, 7.86%, due 10/28/27(m)	195,949
1,220,000	EUR	Mexico Government International Bonds, 3.88%, due 05/16/31	1,373,610
500,000		Mexico Government International Bonds, 5.38%, due 03/22/33	490,000
1,481,000		Mexico Government International Bonds, 5.63%, due 02/09/34	1,450,269
400,000		Mexico Government International Bonds, 5.85%, due 07/02/32	401,940
2,900,000		Mexico Government International Bonds, 6.00%, due 05/07/36	2,888,110
1,850,000		Mexico Government International Bonds, 6.40%, due 05/07/54	1,736,872
29,150,541	MXN	Mexico Udibonos, 2.75%, due 11/27/31	1,468,657
893,078,000	NGN	Nigeria Government Bonds, 18.50%, due 02/21/31	700,146
2,265,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(g)	2,285,161
650,000		Nigeria Government International Bonds, 8.63%, due 01/13/36(g)	677,553
500,000		Nigeria Government International Bonds, 8.63%, due 01/13/36 144A	521,316
500,000		Nigeria Government International Bonds, 9.13%, due 01/13/46 144A	522,604
1,200,000		Oman Government International Bonds, 6.50%, due 03/08/47(g)	1,231,595
1,100,000		Pakistan Global Sukuk Programme Co. Ltd., 7.95%, due 01/31/29(g)	1,088,931
3,175,000		Panama Government International Bonds, 6.88%, due 01/31/36	3,382,629
1,275,000		Paraguay Government International Bonds, 3.85%, due 06/28/33(g)	1,183,519
420,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(g)	432,642
810,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(g)	837,337
2,175,000		Paraguay Government International Bonds, 6.00%, due 02/09/36(g)	2,260,586
834,000		Paraguay Government International Bonds, 6.65%, due 03/04/55 144A	867,694
645,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31 144A	98,305
628,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(g)	95,633
7,075,000,000	PYG	Paraguay Government International Bonds, 8.50%, due 04/04/38 144A	1,081,493
175,000	PEN	Peru Government Bonds, 5.35%, due 08/12/40	41,917
9,425,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(g)	2,957,231
8,419,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(g)	2,495,611
440,000		Peru Government International Bonds, 3.00%, due 01/15/34	376,354
1,255,000		Peru Government International Bonds, 3.00%, due 01/15/34	1,073,088
2,450,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(g)	735,213
2,900,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(g)	824,290
11,719,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(g)	3,330,985
9,124,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(g)	2,862,788
25,865,000	PHP	Philippines Government Bonds, 6.00%, due 08/20/30	417,282
158,450,000	PHP	Philippines Government Bonds, 6.25%, due 01/25/34	2,504,515
164,860,000	PHP	Philippines Government Bonds, 6.38%, due 07/27/30	2,685,642
12,200,000	PHP	Philippines Government Bonds, 6.75%, due 09/15/32	199,905
640,000		Provincia de Cordoba, 9.75%, due 07/02/32 144A	655,616
2,363,000		Republic of Armenia International Bonds, 3.60%, due 02/02/31(g)	2,103,057
1,026,000		Republic of Armenia International Bonds, 6.75%, due 03/12/35(g)	1,042,890
3,475,000		Republic of Cameroon International Bonds, 8.88%, due 01/30/33(g)	3,289,573
1,350,000		Republic of Cameroon International Bonds, 9.50%, due 07/31/31(g)	1,316,642
4,368,811	GHS	Republic of Ghana Government Bonds, 8.80%, due 02/12/30	360,081
2,036,231	GHS	Republic of Ghana Government Bonds, 9.25%, due 02/08/33	158,004
820,740	GHS	Republic of Ghana Government Bonds, 10.00%, due 02/02/38	65,356
1,100,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(g)(q)	915,976
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
400,000		Republic of Kenya Government International Bonds, 8.80%, due 10/09/38 144A	368,406
1,380,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	1,418,106
13,030,000	PLN	Republic of Poland Government Bonds, 4.50%, due 01/25/31	3,384,980
2,100,000	PLN	Republic of Poland Government Bonds, 5.00%, due 10/25/34	536,471
15,260,000	PLN	Republic of Poland Government Bonds, 5.00%, due 10/25/35	3,836,828
5,689,000	PLN	Republic of Poland Government Bonds, 3.46%, (PLTRCI + 0.00%), due 09/25/28(b)	1,503,490
4,000,000	ZAR	Republic of South Africa Floating Rate Note, 8.03%, (3 mo. ZAR JIBAR + 1.30%), due 07/11/27(b)	235,661
4,000,000	ZAR	Republic of South Africa Floating Rate Notes, 7.64%, (3 mo. ZAR JIBAR + 0.96%), due 09/17/30(b)	235,980
900,000	ZAR	Republic of South Africa Government Bonds, 7.00%, due 02/28/31	49,315
6,900,000	ZAR	Republic of South Africa Government Bonds, 8.00%, due 01/31/30	399,072
46,200,000	ZAR	Republic of South Africa Government Bonds, 8.25%, due 03/31/32	2,637,556
153,822,977	ZAR	Republic of South Africa Government Bonds, 8.50%, due 01/31/37	8,404,143
6,662,958	ZAR	Republic of South Africa Government Bonds, 8.75%, due 01/31/44	352,973
1,638,000	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48	86,654
73,025,000	ZAR	Republic of South Africa Government Bonds, 8.88%, due 02/28/35	4,195,134
40,470,000	ZAR	Republic of South Africa Government Bonds, 9.00%, due 01/31/40	2,222,712
5,683,000	ZAR	Republic of South Africa Government Bonds, 9.88%, due 03/31/39	337,726
23,700,000	ZAR	Republic of South Africa Government Bonds, 10.00%, due 03/31/33	1,454,458
31,000,000	ZAR	Republic of South Africa Government Bonds, 10.50%, due 12/21/26	1,850,393
10,000,000	ZAR	Republic of South Africa Government Bonds, 10.88%, due 03/31/38	639,490
1,500,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32(n)	1,495,619
5,535,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	5,521,461
525,000		Republic of South Africa Government International Bonds, 7.10%, due 11/19/36(g)	537,009
3,225,000		Republic of South Africa Government International Bonds, 7.25%, due 12/11/55 144A	2,954,497
650,000		Republic of South Africa Government International Bonds, 7.30%, due 04/20/52	600,572
5,614,500,000	UGX	Republic of Uganda Government Bonds, 14.25%, due 06/22/34	1,409,712
5,614,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 06/18/43	1,408,739
2,300,000	RON	Romania Government Bonds, 6.75%, due 04/25/35(n)	508,033
735,000	EUR	Romania Government International Bonds, 2.75%, due 04/14/41(g)	531,270
475,000	EUR	Romania Government International Bonds, 2.88%, due 04/13/42(g)	344,220
3,775,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31(g)(n)	4,394,922
300,000	EUR	Romania Government International Bonds, 5.38%, due 06/07/33(g)	337,760
900,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	852,994
716,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	678,402
594,000		Romania Government International Bonds, 5.88%, due 01/30/29(g)	598,555
3,035,000	EUR	Romania Government International Bonds, 6.00%, due 09/24/44(n) 144A	3,221,632
576,000		Romania Government International Bonds, 6.38%, due 01/30/34(g)	573,729
255,000	EUR	Romania Government International Bonds, 6.50%, due 10/07/45 144A	281,707
1,250,000	EUR	Romania Government International Bonds, 6.75%, due 07/11/39 144A	1,439,772
222,000		Romania Government International Bonds, 7.13%, due 01/17/33(g)	232,312
720,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	762,058
532,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	562,945
1,800,000		Saudi Government International Bonds, 3.75%, due 01/21/55(g)	1,224,090
1,420,000		Saudi Government International Bonds, 5.00%, due 04/17/49(g)	1,227,228
1,471,000		Saudi Government International Bonds, 5.00%, due 01/18/53(g)	1,246,789
4,630,000		Saudi Government International Bonds, 5.88%, due 01/12/56 144A	4,437,645
1,583,333	EUR	Senegal Government International Bonds, 4.75%, due 03/13/28(g)	1,149,741
154See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
631,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(g)	369,754
1,855,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(g)	1,086,994
1,648,000		Senegal Government International Bonds, 6.25%, due 05/23/33(g)	881,060
2,075,000		Senegal Government International Bonds, 6.25%, due 05/23/33(g)	1,109,345
309,000		Senegal Government International Bonds, 6.75%, due 03/13/48(g)	158,104
2,450,000		Senegal Government International Bonds, 6.75%, due 03/13/48(g)	1,253,575
1,500,000		Senegal Government International Bonds, 7.75%, due 06/10/31(g)	868,118
1,700,000		Serbia International Bonds, 6.00%, due 06/12/34(g)	1,704,036
37,292		Sri Lanka Government International Bonds, 3.10%, due 01/15/30(h) 144A	34,310
698,148		Sri Lanka Government International Bonds, 3.35%, due 03/15/33(h) 144A	584,128
34,279		Sri Lanka Government International Bonds, 3.60%, due 05/15/36(h)(n) 144A	30,552
2,889,335		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(h) 144A	2,559,918
1,050,000		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(g)(h)	930,288
34,850		Sri Lanka Government International Bonds, 4.00%, due 04/15/28(n) 144A	33,317
47,645,726	THB	Thailand Government Bonds, 1.25%, due 03/12/28(g)	1,456,022
3,448,000	THB	Thailand Government Bonds, 1.84%, due 05/17/36	101,288
4,605,000	THB	Thailand Government Bonds, 2.50%, due 11/17/29	143,900
81,100,000	THB	Thailand Government Bonds, 2.70%, due 06/17/40	2,430,438
3,601,000	THB	Thailand Government Bonds, 2.98%, due 06/17/45	105,229
1,497,000	THB	Thailand Government Bonds, 3.30%, due 06/17/38	48,208
79,388,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	2,486,346
4,949,000	THB	Thailand Government Bonds, 4.88%, due 06/22/29	165,440
7,450,000	TRY	Turkiye Government Bonds, 26.20%, due 10/05/33	143,143
74,743,637	TRY	Turkiye Government Bonds, 27.70%, due 09/27/34	1,493,058
12,206,000	TRY	Turkiye Government Bonds, 30.00%, due 09/12/29	239,675
20,600,000	TRY	Turkiye Government Bonds, 36.00%, due 08/12/26	455,435
2,570,000		Turkiye Government International Bonds, 5.95%, due 01/15/31	2,479,700
1,037,000		Turkiye Government International Bonds, 7.13%, due 02/12/32	1,039,369
4,565,000		Turkiye Government International Bonds, 7.25%, due 05/29/32	4,583,167
2,180,000		Ukraine Government International Bonds, 3.00%, due 02/01/34(g)(h)	937,063
1,535,828		Ukraine Government International Bonds, 4.00%, due 02/01/32(h) 144A	1,110,884
582,130		Ukraine Government International Bonds, 4.50%, due 02/01/29(g)(h)	411,376
5,490,696		Ukraine Government International Bonds, 4.50%, due 02/01/35(g)(h)	2,889,096
1,291,157		Ukraine Government International Bonds, 4.50%, due 02/01/36(g)(h)	667,629
432,217	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	11,488
40,233,055	UYU	Uruguay Government International Bonds, 8.00%, due 10/29/35	1,010,850
100,000		Venezuela Government International Bonds, 7.00%, due 03/31/38(g)(p)	41,250
260,000		Venezuela Government International Bonds, 8.25%, due 10/13/24(g)(p)	112,190
2,315,000		Venezuela Government International Bonds, 9.25%, due 09/15/27(p)	1,111,200
2,091,000		Venezuela Government International Bonds, 9.25%, due 05/07/28(g)(p)	961,860
1,525,000		Venezuela Government International Bonds, 11.75%, due 10/21/26(g)(p)	789,187
337,000		Venezuela Government International Bonds, 11.95%, due 08/05/31(g)(p)	173,555
1,450,000		Venezuela Government International Bonds, 12.75%, due 08/23/22(g)(p)	735,875
6,142,303		Zambia Government International Bonds, 0.50%, due 12/31/53(g)	4,055,576
			338,567,796
		U.S. Government and Agency Obligations — 5.3%
8,250,000		U.S. Treasury Bonds, 1.88%, due 11/15/51	4,534,600
34,000		U.S. Treasury Bonds, 3.00%, due 11/15/44(r)	26,045
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
4,525,000	U.S. Treasury Bonds, 4.50%, due 08/15/39	4,483,992
3,530,000	U.S. Treasury Bonds, 4.63%, due 11/15/45	3,405,347
6,000,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	5,724,141
18,165,000	U.S. Treasury Bonds, 4.75%, due 02/15/45(s)(t)	17,853,499
13,545,000	U.S. Treasury Bonds, 4.75%, due 05/15/55	13,193,147
80,000	U.S. Treasury Bonds, 4.75%, due 02/15/56	78,037
27,525,000	U.S. Treasury Bonds, 6.25%, due 05/15/30(r)	29,964,618
961,362	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 02/15/50	544,881
12,579,045	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 02/15/42	9,701,611
6,865,000	U.S. Treasury Notes, 4.00%, due 07/31/32	6,831,345
14,890,000	U.S. Treasury Notes, 4.63%, due 02/15/35(u)	15,279,990
		111,621,253
	TOTAL DEBT OBLIGATIONS (COST $2,103,107,082)	2,079,410,253

Shares	Description	Value ($)
	COMMON STOCKS — 0.7%
	Basic Materials — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.(e)(j)(k)	—
	Consumer, Cyclical — 0.0%
24,811	Spirit Aviation Holdings, Inc.*	6,203
	Energy — 0.0%
25,000	Enviva, Inc.*	468,750
	Financial — 0.6%
105,344	ARES Capital Corp.(n)	1,898,299
25,095	Bain Capital Specialty Finance, Inc.	311,178
151,455	Barings BDC, Inc.(n)	1,246,475
30,000	Blackstone Secured Lending Fund(n)	710,700
105,767	Blue Owl Capital Corp.(n)	1,169,783
49,170	Blue Owl Technology Finance Corp.(n)	609,216
39,542	Crescent Capital BDC, Inc.(n)	480,435
64,380	FS KKR Capital Corp.(n)	655,388
123,949	Goldman Sachs BDC, Inc.(n)	1,100,667
112,228	Golub Capital BDC, Inc.(n)	1,420,807
30,461	Hercules Capital, Inc.(n)	449,909
42,000	MidCap Financial Investment Corp.(n)	472,080
47,074	MSC Income Fund, Inc.(n)	573,361
36,565	Nuveen Churchill Direct Lending Corp.	465,107
53,000	Oaktree Specialty Lending Corp.(n)	598,900
71,481	Runway Growth Finance Corp.(n)	491,075
30,000	Sixth Street Specialty Lending, Inc.(n)	551,400
		13,204,780
156See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)
	Industrial — 0.1%
101,032	Ardagh Holdings SA*(n)	788,207
8,385	Luxco Co. Ltd.*(k)	141,537
		929,744
	Technology — 0.0%
23,382	Avaya Holdings Corp.*	347,222
	TOTAL COMMON STOCKS (COST $17,893,808)	14,956,699
	INVESTMENT COMPANIES — 1.1%
723,500	Invesco Senior Loan ETF(n)	14,766,635
224,800	SPDR Blackstone Senior Loan ETF(n)	9,023,472
	TOTAL INVESTMENT COMPANIES (COST $23,957,018)	23,790,107

	PREFERRED STOCKS — 0.3%
	Communications — 0.0%
12,825	T-Mobile USA, Inc., 5.50%*	272,531
	Financial — 0.1%
7,059	ARES Management Corp., Series B, 6.75%	255,395
100	Bank of America Corp., Series L, 7.25%(o)	119,156
5,200	Bank of America Corp., Series QQ, 4.25%(o)	88,400
4,585	Brighthouse Financial, Inc., Series C, 5.38%(n)(o)	55,020
2,650	Capital One Financial Corp., Series I, 5.00%(n)(o)	49,422
4,856	Capital One Financial Corp., Series N, 4.25%(o)	76,094
8,554	Citigroup, Inc., Series II, 6.25%*(n)(o)	210,856
12,100	Citizens Financial Group, Inc., Series I, 6.50%(b)(n)(o)	300,806
4,725	Corebridge Financial, Inc., 6.38%	107,588
9,525	Enstar Group Ltd., Series D, 7.00%(b)(o)	209,169
4,950	JPMorgan Chase & Co., Series MM, 4.20%(n)(o)	86,625
7,948	KKR & Co., Inc., Series D, 6.25%	319,669
3,500	Morgan Stanley, Series O, 4.25%(n)(o)	60,095
8,950	Morgan Stanley, Series Q, 6.63%(n)(o)	225,898
11,425	Synchrony Financial, Series B, 8.25%(b)(o)	287,681
		2,451,874
	Industrial — 0.0%
10,500	Boeing Co., 6.00%	681,240
	Technology — 0.1%
21,983	Oracle Corp., Series D, 6.50%	989,455
	Utilities — 0.1%
3,882	DTE Energy Co., Series H, 6.25%(n)	92,353
9,000	NextEra Energy, Inc., 7.38%*	452,070
2,796	PG&E Corp., Series A, 6.00%	120,200
2,100	PPL Corp., 7.00%*	107,709
1,625	Sempra, 5.75%	33,475
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Shares	Description	Value ($)

	Utilities — continued
13,225	Southern Co., 6.50%	329,170
		1,134,977
	TOTAL PREFERRED STOCKS (COST $5,861,338)	5,530,077

Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.0%
	PURCHASED CURRENCY OPTIONS — 0.0%
	Call Options — 0.0%
403,000	CALL - USD/ZAR Option, Strike Price 16.13, Expires 08/24/26	27,034
	Put Options — 0.0%
781,000	PUT - USD/CNY Option, Strike Price 6.79, Expires 07/09/26	3,582
783,000	PUT - USD/CNY Option, Strike Price 6.79, Expires 07/13/26	3,524
521,000	PUT - USD/ZAR Option, Strike Price 16.69, Expires 07/07/26	10,154
403,000	PUT - USD/ZAR Option, Strike Price 16.13, Expires 08/24/26	4,390
		21,650
	TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $47,094)	48,684

Par Value(a)		Description	Value ($)
		SHORT-TERM INVESTMENTS — 6.2%
		Mutual Fund - Securities Lending Collateral — 3.7%
76,834,587		State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(v)(w)	76,834,587
		Sovereign Debt Obligations — 0.0%
216,359,000	NGN	Nigeria OMO Bills, 18.59%, due 01/12/27(m)	135,215
115,392,000	NGN	Nigeria OMO Bills, 19.49%, due 08/11/26(m)	77,654
216,358,000	NGN	Nigeria OMO Bills, 20.02%, due 09/22/26(m)	143,537
			356,406
		Repurchase Agreements — 1.9%
20,100,000		Bank of America Repurchase Agreement, dated 03/31/26, maturing on 04/01/26 with a maturity value of $20,102,060 and a rate of 3.69%, collateralized by U.S. Treasury Note, 2.38%, with a maturity date 03/31/2029 and a market value of $20,510,557	20,100,000
20,400,000		Deutsche Bank Repurchase Agreement, dated 03/30/26, maturing on 04/02/26 with a maturity value of $20,406,324 and a rate of 3.72%, collateralized by two U.S. Treasury Bonds and one U.S. Treasury Inflation Protected Bond, rate range of 0.25%, 2.00% and 4.75%, with a maturity date range of 07/15/2029, 11/15/2041 and 02/15/2045 and a market value of $20,726,087	20,400,000
			40,500,000
		U.S. Government and Agency Obligations — 0.6%
35,000		U.S. Treasury Bills, 3.51%, due 04/16/26(m)	34,947
25,000		U.S. Treasury Bills, 3.68%, due 06/11/26(m)	24,823
158See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
10,000	U.S. Treasury Bills, 1.84%, due 04/02/26(m)	9,999
10,000	U.S. Treasury Bills, 3.62%, due 04/30/26(m)	9,971
6,680,000	U.S. Treasury Bills, 3.65%, due 05/14/26(m)	6,651,019
115,000	U.S. Treasury Bills, 3.67%, due 05/21/26(m)	114,422
140,000	U.S. Treasury Bills, 3.62%, due 04/28/26(m)	139,619
240,000	U.S. Treasury Bills, 3.64%, due 05/07/26(m)	239,127
180,000	U.S. Treasury Bills, 3.47%, due 04/14/26(m)	179,764
2,154,000	U.S. Treasury Bills, 3.64%, due 05/05/26(m)(r)	2,146,645
215,000	U.S. Treasury Bills, 3.67%, due 05/19/26(m)	213,961
232,000	U.S. Treasury Bills, 3.64%, due 05/26/26(m)(r)	230,711
1,404,000	U.S. Treasury Bills, 3.68%, due 06/30/26(m)(r)(x)	1,391,394
		11,386,402
	TOTAL SHORT-TERM INVESTMENTS (COST $129,086,840)	129,077,395
	TOTAL INVESTMENTS — 107.6% (Cost $2,279,953,180)	2,252,813,215
	Other Assets and Liabilities (net)(y) — (7.6)%	(159,131,355)
	NET ASSETS — 100.0%	$2,093,681,860

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of March 31, 2026.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(f)	Year of maturity is greater than 2100.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(i)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(j)
Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $1,313,430 which represents 0.1% of net assets. The aggregate tax cost of these securities held at March 31, 2026 was $2,034,046.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
(k)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
As of year end, the market value of restricted securities was $778,721, which is 0.0% of net assets.
See details shown in the Restricted Securities table that follows.

(l)	Represents a zero coupon bond; no yield to maturity is available.
(m)	Interest rate presented is yield to maturity.
(n)	All or a portion of this security is out on loan.
(o)	Security is perpetual and has no stated maturity date.
(p)	Security is currently in default.
(q)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.
(r)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(s)	All or a portion of this security is pledged for open futures collateral.
(t)	All or a portion of this security has been pledged to cover collateral requirements on repurchase agreements.
(u)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(v)	The rate disclosed is the 7-day net yield as of March 31, 2026.
(w)	Represents an investment of securities lending cash collateral.
(x)	All or a portion of this security is pledged for TBA securities.
(y)	As of March 31, 2026, the value of unfunded loan commitments was $2,199,043 for the Fund. See Notes to the Schedule of Investments.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at year end is $909,227,481 which represents 43.4% of net assets.

At March 31, 2026, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal/Share Amount		Cost	Value
Arctic Canadian Diamond Co. Ltd.	07/31/23	USD	1,282	$0	$0
Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 4.31%, (4.31% Fixed or PIK), due 12/17/33	02/02/21	USD	1,345,120	1,345,120	637,184
Luxco Co. Ltd.	10/01/25	EUR	8,385	147,022	141,537
					$778,721
Reverse Repurchase Agreements *
Face Value	Description	Value ($)
(995,256)
Barclays Bank PLC Reverse Repurchase Agreement, 3.50%, dated 02/20/26, (Collateral: Republic of Kenya Government International
Bonds, Reg S, 6.30%, due 01/23/34, valued at $915,976), to be repurchased on demand at face value plus accrued interest.
(995,256)
* Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.
160See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	304,135,000	USD	186,586	07/14/26	Bank of America, N.A.	$19,383
ARS	165,615,000	USD	103,509	09/14/26	Goldman Sachs International	3,978
ARS	199,215,000	USD	112,234	10/16/26	Goldman Sachs International	14,298
ARS	94,485,000	USD	56,578	07/14/26	JPMorgan Chase Bank N.A.	7,410
AUD	4,347,000	USD	2,982,042	04/02/26	Deutsche Bank AG	(4,781)
AUD	75,000	USD	52,811	06/17/26	UBS AG	(1,500)
BRL	25,110,042	USD	4,810,906	04/02/26	Bank of America, N.A.	(2,349)
BRL	1,427,344	USD	268,429	06/02/26	Bank of America, N.A.	1,339
BRL	22,126,530	USD	4,140,521	07/02/26	Bank of America, N.A.	11,304
BRL	13,777,073	USD	2,613,110	06/02/26	Citibank N.A.	(9,240)
BRL	590,000	USD	111,321	06/02/26	Deutsche Bank AG	189
BRL	6,186,000	USD	1,180,288	06/02/26	Goldman Sachs International	(11,133)
BRL	795,000	USD	148,025	06/02/26	Goldman Sachs International	2,230
BRL	26,428,851	USD	4,644,871	04/02/26	JPMorgan Chase Bank N.A.	416,237
BRL	11,664,417	USD	2,190,172	05/05/26	JPMorgan Chase Bank N.A.	30,207
BRL	1,367,253	USD	261,956	04/02/26	Morgan Stanley and Co. International PLC	(128)
BRL	1,049,800	USD	200,000	05/05/26	Morgan Stanley and Co. International PLC	(165)
BRL	655,000	USD	124,565	06/02/26	Morgan Stanley and Co. International PLC	(770)
BRL	1,790,000	USD	338,182	06/02/26	Morgan Stanley and Co. International PLC	128
CAD	3,755,187	USD	2,707,807	04/02/26	Barclays Bank PLC	(16,857)
CLP	3,762,876,340	USD	4,176,009	06/17/26	Citibank N.A.	(142,634)
CLP	352,985,000	USD	386,976	06/17/26	Goldman Sachs International	(8,617)
CLP	434,871,742	USD	485,619	06/17/26	HSBC Bank PLC	(19,486)
CNH	47,517,089	USD	6,946,782	06/17/26	Citibank N.A.	(30,684)
CNH	390,000	USD	56,689	06/17/26	Citibank N.A.	76
CNH	865,000	USD	125,941	06/17/26	JPMorgan Chase Bank N.A.	(41)
CNH	3,113,000	USD	454,088	06/17/26	Standard Chartered Bank	(992)
CNH	6,089,000	USD	890,500	06/17/26	UBS AG	(4,248)
COP	10,968,587,869	USD	2,919,507	06/17/26	Citibank N.A.	30,357
COP	843,300,000	USD	224,359	06/17/26	Goldman Sachs International	2,437
CZK	290,000	USD	13,573	06/17/26	Deutsche Bank AG	39
CZK	48,614,438	USD	2,317,372	06/17/26	HSBC Bank PLC	(35,417)
EGP	14,470,000	USD	272,684	10/05/26	Bank of America, N.A.	(32,204)
EGP	1,886,379	USD	36,901	04/08/26	Deutsche Bank AG	(2,569)
EGP	12,430,000	USD	228,703	06/17/26	JPMorgan Chase Bank N.A.	(12,925)
EUR	18,577,590	USD	21,351,224	04/02/26	Bank of America, N.A.	53,872
EUR	211,000	USD	248,558	07/07/26	Bank of America, N.A.	(4,404)
EUR	302,687	USD	352,083	06/17/26	BNP Paribas S.A.	(2,117)
EUR	303,789	USD	354,573	06/17/26	Citibank N.A.	(3,333)
EUR	904,460	USD	1,042,772	06/17/26	Citibank N.A.	2,962
EUR	130,000	USD	149,894	06/17/26	Deutsche Bank AG	412
EUR	177,000	USD	205,516	06/17/26	Deutsche Bank AG	(869)
EUR	1,100,000	USD	1,276,530	06/15/26	Goldman Sachs & Co.	(4,820)
EUR	300,000	USD	346,620	06/15/26	Goldman Sachs & Co.	210
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	800,000	USD	929,316	06/17/26	Goldman Sachs International	$(4,359)
EUR	3,636,889	USD	4,228,596	06/17/26	HSBC Bank PLC	(23,637)
EUR	705,000	USD	816,805	06/17/26	JPMorgan Chase Bank N.A.	(1,687)
EUR	326,700	USD	380,658	06/17/26	Merrill Lynch International	(2,929)
EUR	64,000	USD	74,139	06/17/26	Morgan Stanley and Co. International PLC	(142)
EUR	498,000	USD	585,153	04/02/26	Natwest Markets PLC	(11,358)
EUR	3,028,795	USD	3,517,976	06/17/26	Standard Chartered Bank	(16,094)
EUR	2,927,498	USD	3,368,091	06/17/26	Standard Chartered Bank	16,671
EUR	100,000	USD	115,253	04/30/26	State Street Bank and Trust	120
EUR	410,058	USD	473,100	04/30/26	State Street Bank and Trust	(1)
EUR	16,000	USD	18,570	04/30/26	Toronto Dominion Bank	(111)
EUR	243,000	USD	281,242	04/30/26	UBS AG	(884)
GBP	115,000	USD	153,905	06/17/26	Barclays Bank PLC	(2,292)
GBP	640,000	USD	855,758	06/15/26	Goldman Sachs & Co.	(11,986)
GHS	7,280,000	USD	652,330	03/17/27	Citibank N.A.	(105,722)
HUF	105,700,000	USD	310,428	06/17/26	Deutsche Bank AG	3,364
HUF	16,800,000	USD	49,897	06/17/26	Deutsche Bank AG	(23)
HUF	12,048,000	USD	35,648	06/17/26	Morgan Stanley and Co. International PLC	119
IDR	3,125,131,000	USD	185,000	04/13/26	Bank of America, N.A.	(1,147)
IDR	2,282,580,000	USD	135,000	04/16/26	Bank of America, N.A.	(723)
IDR	3,537,849,000	USD	210,000	04/27/26	Bank of America, N.A.	(1,926)
IDR	2,519,896,340	USD	149,971	06/10/26	Bank of America, N.A.	(1,917)
IDR	17,831,497,000	USD	1,050,791	06/17/26	Bank of America, N.A.	(3,296)
IDR	847,325,000	USD	50,000	04/17/26	Barclays Bank PLC	(156)
IDR	10,122,916,800	USD	597,000	04/27/26	Barclays Bank PLC	(1,634)
IDR	3,726,000,000	USD	219,888	06/17/26	Deutsche Bank AG	(1,008)
IDR	14,551,760,602	USD	864,655	06/10/26	JPMorgan Chase Bank N.A.	(9,684)
IDR	5,299,288,800	USD	312,000	05/04/26	Morgan Stanley and Co. International PLC	(373)
INR	43,576,437	USD	463,244	04/24/26	Bank of America, N.A.	(4,672)
INR	131,472,000	USD	1,411,173	06/17/26	Bank of America, N.A.	(35,139)
INR	5,469,207	USD	59,412	04/07/26	Deutsche Bank AG	(1,756)
INR	42,197,249	USD	450,128	04/24/26	Deutsche Bank AG	(6,070)
INR	220,776,858	USD	2,321,499	04/24/26	Deutsche Bank AG	1,823
INR	9,880,000	USD	104,170	06/17/26	Goldman Sachs International	(762)
INR	68,948,027	USD	732,080	04/24/26	JPMorgan Chase Bank N.A.	(6,513)
INR	47,160,000	USD	500,000	05/06/26	JPMorgan Chase Bank N.A.	(4,329)
INR	374,411,911	USD	4,051,638	04/07/26	Morgan Stanley and Co. International PLC	(104,592)
INR	2,370,000	USD	25,019	06/17/26	Standard Chartered Bank	(214)
JPY	47,566,077	USD	305,899	04/02/26	Bank of America, N.A.	(6,910)
JPY	572,427,103	USD	3,598,597	05/07/26	Bank of America, N.A.	10,296
JPY	527,021,984	USD	3,386,256	04/02/26	Morgan Stanley and Co. International PLC	(73,527)
KRW	200,761,840	USD	136,000	04/13/26	Bank of America, N.A.	(4,884)
KRW	101,815,968	USD	69,574	04/15/26	Bank of America, N.A.	(3,075)
162See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
KRW	89,547,000	USD	60,000	04/23/26	Bank of America, N.A.	$(1,502)
KRW	315,627,900	USD	210,000	04/27/26	Bank of America, N.A.	(3,787)
KRW	258,894,700	USD	170,000	05/04/26	Bank of America, N.A.	(821)
KRW	223,495,500	USD	150,000	04/16/26	Barclays Bank PLC	(4,025)
KRW	82,805,250	USD	55,000	04/20/26	Barclays Bank PLC	(910)
KRW	200,618,441	USD	131,561	04/15/26	JPMorgan Chase Bank N.A.	(532)
KRW	74,686,400	USD	50,000	04/17/26	Morgan Stanley and Co. International PLC	(1,218)
KRW	192,200,000	USD	130,659	06/17/26	Morgan Stanley and Co. International PLC	(4,886)
KZT	90,300,000	USD	175,255	05/26/26	Bank of America, N.A.	10,311
KZT	62,800,000	USD	114,390	05/26/26	Deutsche Bank AG	14,664
KZT	224,296,020	USD	416,520	07/16/26	Deutsche Bank AG	36,023
KZT	84,851,171	USD	156,711	07/20/26	Deutsche Bank AG	14,250
KZT	153,226,765	USD	286,805	07/29/26	Deutsche Bank AG	20,969
KZT	18,991,016	USD	35,431	08/03/26	Deutsche Bank AG	2,649
KZT	96,453,658	USD	178,156	07/07/26	Morgan Stanley and Co. International PLC	17,056
MXN	4,420,000	USD	246,096	06/17/26	Bank of America, N.A.	(2,619)
MXN	253,000	USD	14,049	07/28/26	Bank of America, N.A.	(163)
MXN	4,711,018	USD	264,095	06/17/26	Barclays Bank PLC	(4,586)
MXN	460,000	USD	25,269	06/17/26	Citibank N.A.	71
MXN	74,324,000	USD	4,076,460	04/17/26	Deutsche Bank AG	39,353
MXN	31,709,869	USD	1,781,334	06/17/26	Goldman Sachs International	(34,580)
MXN	38,939,292	USD	2,174,602	04/20/26	JPMorgan Chase Bank N.A.	(18,826)
MXN	115,000	USD	6,361	09/08/26	JPMorgan Chase Bank N.A.	(73)
MXN	750,000	USD	41,771	07/28/26	Morgan Stanley and Co. International PLC	(607)
MXN	940,000	USD	51,991	09/08/26	Morgan Stanley and Co. International PLC	(591)
MXN	4,697,000	USD	262,988	06/17/26	UBS AG	(4,251)
MYR	775,000	USD	197,790	06/18/26	Standard Chartered Bank	(5,953)
NGN	184,238,000	USD	118,329	06/08/26	Bank of America, N.A.	10,878
NGN	27,837,000	USD	19,708	06/17/26	Bank of America, N.A.	(259)
NGN	859,450,814	USD	511,274	09/16/26	Citibank N.A.	68,504
NGN	511,079,694	USD	329,092	03/17/27	Citibank N.A.	(1,626)
NGN	65,203,000	USD	45,660	06/26/26	Deutsche Bank AG	(276)
NGN	1,563,048,000	USD	889,993	06/17/26	Standard Chartered Bank	202,057
NGN	813,776,946	USD	482,954	09/16/26	Standard Chartered Bank	66,013
NZD	180,000	USD	105,463	06/17/26	Deutsche Bank AG	(2,511)
PEN	293,550	USD	83,740	06/17/26	Citibank N.A.	48
PEN	270,323	USD	77,277	06/17/26	Citibank N.A.	(119)
PEN	2,875,000	USD	831,935	06/17/26	Deutsche Bank AG	(11,327)
PLN	9,191,053	USD	2,543,818	04/15/26	Barclays Bank PLC	(78,487)
PLN	462,902	USD	127,430	04/22/26	Deutsche Bank AG	(3,266)
PLN	6,362,360	USD	1,725,110	06/17/26	Goldman Sachs International	(18,949)
PLN	214,000	USD	59,794	04/15/26	Morgan Stanley and Co. International PLC	(2,392)
PLN	143,759	USD	39,861	04/15/26	Natwest Markets PLC	(1,300)
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
RON	88,000	USD	19,848	06/17/26	Citibank N.A.	$(49)
RON	1,439,000	USD	323,334	06/17/26	Societe Generale	423
SEK	3,431,076	USD	378,149	04/02/26	Barclays Bank PLC	(17,978)
SGD	230,000	USD	180,744	06/17/26	Bank of America, N.A.	(1,523)
SGD	5,231,798	USD	4,095,662	04/02/26	Deutsche Bank AG	(40,476)
SGD	28,273	USD	21,917	04/02/26	JPMorgan Chase Bank N.A.	(3)
THB	10,446,262	USD	335,227	05/20/26	Bank of America, N.A.	(17,292)
THB	146,000	USD	4,748	08/26/26	Bank of America, N.A.	(267)
THB	25,147	USD	799	04/20/26	Barclays Bank PLC	(36)
THB	29,490,000	USD	924,530	06/17/26	Barclays Bank PLC	(24,827)
THB	5,095,106	USD	156,004	04/16/26	Deutsche Bank AG	(1,349)
THB	2,598,084	USD	79,546	04/17/26	Deutsche Bank AG	(678)
THB	44,200,000	USD	1,350,870	06/17/26	HSBC Bank PLC	(2,384)
THB	1,110,000	USD	33,646	06/17/26	JPMorgan Chase Bank N.A.	219
THB	2,700,000	USD	82,964	06/17/26	Morgan Stanley and Co. International PLC	(590)
TRY	4,055,824	USD	90,210	04/01/26	Barclays Bank PLC	973
TRY	4,093,466	USD	90,726	04/02/26	Barclays Bank PLC	1,303
TRY	17,419,630	USD	383,245	04/09/26	Barclays Bank PLC	5,430
TRY	12,835,972	USD	280,930	04/13/26	Barclays Bank PLC	3,951
TRY	4,140,190	USD	90,726	04/14/26	Barclays Bank PLC	1,039
TRY	4,149,263	USD	90,726	04/16/26	Barclays Bank PLC	997
TRY	4,247,739	USD	93,090	04/17/26	Barclays Bank PLC	685
TRY	50,162,380	USD	1,094,639	04/20/26	Barclays Bank PLC	8,410
TRY	3,350,432	USD	72,561	04/21/26	Barclays Bank PLC	1,017
TRY	4,273,620	USD	93,225	04/22/26	Barclays Bank PLC	504
TRY	2,848,427	USD	62,025	04/24/26	Barclays Bank PLC	283
TRY	4,220,029	USD	90,726	04/28/26	Barclays Bank PLC	1,104
TRY	2,876,097	USD	62,150	04/29/26	Barclays Bank PLC	354
TRY	67,502,861	USD	1,465,987	04/30/26	Barclays Bank PLC	(901)
TRY	4,534,683	USD	97,302	04/30/26	Barclays Bank PLC	1,119
TRY	5,088,912	USD	108,891	05/04/26	Barclays Bank PLC	988
TRY	3,385,349	USD	72,594	05/05/26	Barclays Bank PLC	425
TRY	4,219,005	USD	90,743	05/06/26	Barclays Bank PLC	162
TRY	21,921,000	USD	453,907	06/17/26	Barclays Bank PLC	(1,660)
TRY	13,965,000	USD	244,850	02/10/27	Barclays Bank PLC	(14,546)
TRY	52,260,000	USD	868,092	03/17/27	Barclays Bank PLC	(31,078)
TRY	52,260,000	USD	931,619	12/16/26	BNP Paribas S.A.	(26,709)
TRY	1,650,000	USD	34,291	06/17/26	Citibank N.A.	(250)
TRY	12,500,000	USD	208,122	03/17/27	Citibank N.A.	(7,917)
TRY	10,903,417	USD	221,974	06/17/26	Goldman Sachs International	2,972
TRY	124,191	USD	2,580	06/17/26	HSBC Bank PLC	(17)
TWD	3,684,968	USD	115,000	04/20/26	Bank of America, N.A.	413
TWD	3,828,864	USD	120,000	04/23/26	Bank of America, N.A.	(56)
164See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
TWD	6,392,728	USD	200,000	04/27/26	Bank of America, N.A.	$315
TWD	3,066,807	USD	96,322	04/13/26	Deutsche Bank AG	(316)
USD	123,759	ARS	198,015,000	07/14/26	Bank of America, N.A.	(10,342)
USD	2,857,987	AUD	4,035,000	04/02/26	Barclays Bank PLC	94,415
USD	2,980,890	AUD	4,347,000	05/04/26	Deutsche Bank AG	4,760
USD	131,810	AUD	185,000	06/17/26	Deutsche Bank AG	5,244
USD	222,137	AUD	312,000	04/02/26	JPMorgan Chase Bank N.A.	8,448
USD	97,381	AUD	140,000	06/17/26	JPMorgan Chase Bank N.A.	1,602
USD	4,301,051	BRL	22,520,827	04/02/26	Bank of America, N.A.	(11,673)
USD	496,783	BRL	2,589,214	04/02/26	Bank of America, N.A.	950
USD	246,273	BRL	1,305,000	06/02/26	Deutsche Bank AG	(372)
USD	156,014	BRL	820,000	06/02/26	Goldman Sachs International	1,034
USD	102,708	BRL	545,000	06/02/26	Goldman Sachs International	(297)
USD	5,063,580	BRL	26,428,851	04/02/26	JPMorgan Chase Bank N.A.	2,473
USD	260,000	BRL	1,367,253	04/02/26	Morgan Stanley and Co. International PLC	(1,829)
USD	232,849	BRL	1,227,000	06/02/26	State Street Bank and Trust	946
USD	2,743,527	CAD	3,750,854	04/02/26	Bank of America, N.A.	55,681
USD	2,707,807	CAD	3,749,988	05/04/26	Barclays Bank PLC	16,809
USD	103,343	CAD	140,000	06/17/26	BNP Paribas S.A.	2,692
USD	290,420	CAD	400,000	04/30/26	Morgan Stanley and Co. International PLC	3,428
USD	72,726	CAD	100,000	06/17/26	Toronto Dominion Bank	832
USD	300,246	CHF	231,054	04/02/26	Barclays Bank PLC	12,704
USD	288,890	CHF	230,268	05/04/26	Barclays Bank PLC	1,313
USD	79,411	CLP	73,400,000	06/17/26	Bank of America, N.A.	735
USD	100,621	CLP	93,100,000	06/17/26	Deutsche Bank AG	829
USD	1,766,964	CLP	1,629,140,533	06/17/26	Goldman Sachs International	20,711
USD	155,662	CNH	1,075,000	07/15/26	Bank of America, N.A.	(1,095)
USD	531,808	CNH	3,644,000	06/17/26	Citibank N.A.	1,426
USD	999,750	CNH	6,880,000	06/17/26	Citibank N.A.	(1,632)
USD	2,911	CNH	20,000	04/02/26	Deutsche Bank AG	15
USD	145,876	CNH	1,008,000	07/13/26	JPMorgan Chase Bank N.A.	(1,092)
USD	133,210	COP	502,600,000	06/17/26	Bank of America, N.A.	(1,958)
USD	3,396,695	COP	13,400,981,454	09/16/26	Bank of America, N.A.	(127,902)
USD	4,918,547	COP	18,674,493,474	07/27/26	Barclays Bank PLC	(54,540)
USD	211,758	COP	801,800,000	06/17/26	Deutsche Bank AG	(3,876)
USD	45,116	COP	171,300,000	06/17/26	Goldman Sachs International	(953)
USD	685,577	CZK	14,462,000	06/17/26	BNP Paribas S.A.	6,733
USD	25,720	CZK	539,140	06/17/26	Citibank N.A.	413
USD	200,311	CZK	4,280,000	06/17/26	Goldman Sachs International	(592)
USD	259,109	CZK	5,480,000	06/17/26	Goldman Sachs International	1,879
USD	81,082	CZK	1,714,271	06/17/26	HSBC Bank PLC	615
USD	2,593,298	EGP	147,040,000	06/29/26	Citibank N.A.	54,302
USD	247,495	EGP	12,921,695	09/16/26	Citibank N.A.	31,190
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	21,384,255	EUR	18,577,590	05/04/26	Bank of America, N.A.	$(53,500)
USD	387,796	EUR	335,000	07/07/26	Bank of America, N.A.	158
USD	578,237	EUR	498,000	04/02/26	Barclays Bank PLC	4,442
USD	7,617,191	EUR	6,594,000	06/17/26	Citibank N.A.	(6,771)
USD	4,069,948	EUR	3,517,000	04/02/26	Deutsche Bank AG	17,662
USD	11,383,067	EUR	9,784,200	04/30/26	Deutsche Bank AG	94,679
USD	33,358,382	EUR	28,713,000	06/17/26	Deutsche Bank AG	160,501
USD	219,730	EUR	190,000	06/15/26	Goldman Sachs & Co.	71
USD	42,065,243	EUR	36,391,632	06/15/26	Goldman Sachs & Co.	(7,109)
USD	282,261	EUR	244,000	04/02/26	JPMorgan Chase Bank N.A.	1,124
USD	17,912,900	EUR	15,424,213	04/30/26	JPMorgan Chase Bank N.A.	117,423
USD	676,164	EUR	587,000	04/30/26	JPMorgan Chase Bank N.A.	(1,079)
USD	22,022	EUR	19,000	06/17/26	JPMorgan Chase Bank N.A.	54
USD	41,612	EUR	36,000	06/17/26	JPMorgan Chase Bank N.A.	(12)
USD	17,513,578	EUR	14,816,590	04/02/26	Morgan Stanley and Co. International PLC	441,906
USD	38,219,720	EUR	32,785,534	06/17/26	Standard Chartered Bank	313,188
USD	1,413,198	EUR	1,227,390	06/17/26	Standard Chartered Bank	(5,907)
USD	47,405	EUR	41,000	06/17/26	UBS AG	1
USD	110,558	EUR	96,000	06/17/26	UBS AG	(437)
USD	287,012	GBP	215,000	04/02/26	Bank of America, N.A.	3,492
USD	86,586	GBP	65,000	06/17/26	Deutsche Bank AG	891
USD	2,537,415	GBP	1,900,244	06/15/26	Goldman Sachs & Co.	32,145
USD	2,303,603	GBP	1,719,000	04/30/26	Westpac Banking Corp.	36,844
USD	3,140,933	GBP	2,346,000	06/17/26	Westpac Banking Corp.	48,021
USD	551,038	HKD	4,303,000	04/30/26	Goldman Sachs International	1,346
USD	26,034	HUF	8,800,000	06/17/26	Barclays Bank PLC	(91)
USD	4,321,543	HUF	1,450,065,992	06/17/26	HSBC Bank PLC	16,730
USD	143,494	HUF	48,236,000	06/17/26	Morgan Stanley and Co. International PLC	295
USD	16,979	IDR	288,000,000	06/17/26	Bank of America, N.A.	60
USD	59,751	IDR	1,014,180,000	06/10/26	Barclays Bank PLC	164
USD	118,767	IDR	2,024,000,000	06/17/26	Deutsche Bank AG	(131)
USD	10,171	IDR	173,039,497	06/17/26	HSBC Bank PLC	6
USD	149,997	IDR	2,532,603,883	06/10/26	Morgan Stanley and Co. International PLC	1,197
USD	160,383	ILS	500,000	06/17/26	Standard Chartered Bank	1,669
USD	463,244	INR	43,498,612	04/07/26	Bank of America, N.A.	4,682
USD	149,589	INR	14,000,000	06/17/26	Bank of America, N.A.	3,059
USD	737,000	INR	69,438,519	04/24/26	Barclays Bank PLC	6,271
USD	125,718	INR	11,790,000	06/17/26	Barclays Bank PLC	2,320
USD	450,128	INR	42,122,978	04/07/26	Deutsche Bank AG	6,068
USD	2,321,499	INR	220,300,951	04/07/26	Deutsche Bank AG	(912)
USD	21,875	INR	2,040,000	06/17/26	Goldman Sachs International	524
USD	791,852	INR	74,285,909	04/07/26	JPMorgan Chase Bank N.A.	8,730
USD	600,000	INR	56,592,000	05/06/26	Morgan Stanley and Co. International PLC	5,195
166See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	259,331	INR	24,180,000	06/17/26	Morgan Stanley and Co. International PLC	$6,254
USD	3,598,598	JPY	574,156,229	04/02/26	Bank of America, N.A.	(10,405)
USD	2,254,573	KRW	3,321,323,442	04/15/26	Bank of America, N.A.	85,330
USD	131,561	KRW	200,630,281	04/13/26	JPMorgan Chase Bank N.A.	531
USD	78,971	KRW	115,587,144	04/15/26	JPMorgan Chase Bank N.A.	3,478
USD	128,325	KRW	192,200,000	06/17/26	JPMorgan Chase Bank N.A.	2,552
USD	79,188	KZT	39,000,000	05/26/26	Deutsche Bank AG	(957)
USD	100,669	KZT	52,700,000	05/26/26	Goldman Sachs International	(7,629)
USD	679,237	MXN	12,146,000	06/17/26	Bank of America, N.A.	10,169
USD	9,053	MXN	162,685	06/17/26	Barclays Bank PLC	91
USD	8,772,869	MXN	156,108,767	06/17/26	Citibank N.A.	173,541
USD	74,676	MXN	1,296,868	06/17/26	Deutsche Bank AG	3,237
USD	8,593	MXN	154,468	06/17/26	Goldman Sachs International	85
USD	3,707	MXN	67,534	06/17/26	HSBC Bank PLC	(13)
USD	93,968	MXN	1,648,575	09/17/26	JPMorgan Chase Bank N.A.	3,894
USD	49,598	MXN	890,000	06/17/26	Morgan Stanley and Co. International PLC	572
USD	56,700	MXN	1,003,000	07/28/26	Morgan Stanley and Co. International PLC	1,650
USD	58,536	MXN	1,055,000	09/08/26	Morgan Stanley and Co. International PLC	848
USD	426,505	MXN	7,672,000	06/17/26	Standard Chartered Bank	3,888
USD	404,375	MXN	7,204,000	06/17/26	Toronto Dominion Bank	7,539
USD	176,585	MYR	710,000	06/18/26	Deutsche Bank AG	837
USD	1,932,406	MYR	7,680,564	06/18/26	Standard Chartered Bank	31,222
USD	506,953	NGN	788,976,230	06/17/26	Citibank N.A.	(44,278)
USD	175,679	NGN	262,992,077	06/17/26	Standard Chartered Bank	(8,064)
USD	55,702	NOK	533,292	04/07/26	Barclays Bank PLC	955
USD	54,480	NOK	530,780	05/04/26	Morgan Stanley and Co. International PLC	(3)
USD	2,679,108	NZD	4,473,000	04/02/26	Morgan Stanley and Co. International PLC	127,485
USD	2,562,998	NZD	4,473,000	05/04/26	Morgan Stanley and Co. International PLC	8,566
USD	286,807	NZD	485,000	06/17/26	Morgan Stanley and Co. International PLC	9,410
USD	1,346,371	PEN	4,648,442	06/17/26	Bank of America, N.A.	19,571
USD	9,129,482	PEN	31,348,815	06/17/26	Citibank N.A.	181,625
USD	1,940,791	PEN	6,688,502	06/17/26	Deutsche Bank AG	31,699
USD	111,901	PEN	377,095	08/03/26	Deutsche Bank AG	4,539
USD	288,948	PEN	994,559	09/16/26	Deutsche Bank AG	6,432
USD	87,287	PEN	303,000	06/17/26	Goldman Sachs International	802
USD	3,035,468	PEN	10,649,216	06/17/26	Standard Chartered Bank	(4,126)
USD	9,377	PHP	560,000	06/17/26	Bank of America, N.A.	190
USD	6,339,208	PHP	378,094,590	06/17/26	Standard Chartered Bank	136,342
USD	12,214	PLN	45,000	06/17/26	Bank of America, N.A.	147
USD	69,996	PLN	259,000	04/15/26	Barclays Bank PLC	525
USD	1,269,383	PLN	4,761,838	06/17/26	BNP Paribas S.A.	(7,574)
USD	27,500	PLN	101,598	06/17/26	Citibank N.A.	255
USD	22,815	PLN	85,000	06/17/26	Deutsche Bank AG	21
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	67,440	PLN	248,800	06/17/26	Goldman Sachs International	$720
USD	2,798,325	PLN	10,318,693	06/17/26	HSBC Bank PLC	31,215
USD	1,272,703	PLN	4,761,838	06/17/26	HSBC Bank PLC	(4,254)
USD	150,674	PLN	546,000	04/15/26	Morgan Stanley and Co. International PLC	4,219
USD	59,797	PLN	223,000	04/15/26	Morgan Stanley and Co. International PLC	(19)
USD	1,060,545	PLN	3,924,000	06/17/26	Morgan Stanley and Co. International PLC	8,267
USD	60,186	PLN	223,000	04/15/26	Natwest Markets PLC	370
USD	43,650	RON	195,000	06/17/26	Standard Chartered Bank	(223)
USD	130,960	SEK	1,220,000	04/02/26	JPMorgan Chase Bank N.A.	2,892
USD	314,951	SGD	400,000	06/17/26	Credit Agricole CIB	3,263
USD	4,095,662	SGD	5,220,085	05/04/26	Deutsche Bank AG	40,307
USD	122,041	SGD	155,000	06/17/26	Deutsche Bank AG	1,262
USD	4,173,851	SGD	5,260,058	04/02/26	JPMorgan Chase Bank N.A.	96,761
USD	21,917	SGD	28,210	05/04/26	JPMorgan Chase Bank N.A.	2
USD	240,000	THB	7,724,688	04/16/26	Barclays Bank PLC	5,527
USD	80,000	THB	2,590,400	04/17/26	Barclays Bank PLC	1,366
USD	135,290	THB	4,367,686	04/20/26	Barclays Bank PLC	2,674
USD	60,000	THB	1,962,996	04/27/26	Barclays Bank PLC	365
USD	132,000	THB	4,321,667	05/05/26	Barclays Bank PLC	626
USD	35,906	THB	1,140,000	06/17/26	Barclays Bank PLC	1,126
USD	45,569	THB	1,470,000	06/17/26	Citibank N.A.	722
USD	372,823	THB	12,137,602	06/17/26	Deutsche Bank AG	2,520
USD	530,145	THB	17,160,000	06/17/26	Goldman Sachs International	6,615
USD	62,195	THB	2,040,000	06/17/26	Goldman Sachs International	(43)
USD	212,000	THB	6,755,497	04/16/26	JPMorgan Chase Bank N.A.	6,946
USD	59,673	THB	1,855,082	04/20/26	JPMorgan Chase Bank N.A.	3,347
USD	834,209	THB	25,804,084	05/20/26	Natwest Markets PLC	48,855
USD	6,674,175	THB	210,136,406	06/17/26	Standard Chartered Bank	263,180
USD	353,660	TRY	16,074,766	04/01/26	Barclays Bank PLC	(7,733)
USD	359,972	TRY	16,070,886	04/02/26	Barclays Bank PLC	(1,335)
USD	127,451	TRY	5,778,479	04/03/26	Barclays Bank PLC	(2,320)
USD	124,245	TRY	5,679,115	04/09/26	Barclays Bank PLC	(2,470)
USD	124,245	TRY	5,709,555	04/13/26	Barclays Bank PLC	(2,473)
USD	89,907	TRY	4,098,882	04/16/26	Barclays Bank PLC	(702)
USD	93,184	TRY	4,301,234	04/17/26	Barclays Bank PLC	(1,773)
USD	661,436	TRY	30,401,696	04/20/26	Barclays Bank PLC	(7,082)
USD	93,225	TRY	4,336,827	04/22/26	Barclays Bank PLC	(1,890)
USD	62,025	TRY	2,892,846	04/24/26	Barclays Bank PLC	(1,255)
USD	62,150	TRY	2,873,319	04/28/26	Barclays Bank PLC	(375)
USD	62,150	TRY	2,914,835	04/29/26	Barclays Bank PLC	(1,196)
USD	93,178	TRY	4,376,571	04/30/26	Barclays Bank PLC	(1,811)
USD	298,844	TRY	13,965,000	05/11/26	Barclays Bank PLC	(485)
USD	1,076,416	TRY	52,260,000	06/17/26	Barclays Bank PLC	(1,748)
168See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	939,827	TRY	52,260,000	12/16/26	Barclays Bank PLC	$34,917
USD	227,107	TRY	10,903,417	06/17/26	Goldman Sachs International	2,161
USD	258,000	TWD	8,305,252	05/04/26	Morgan Stanley and Co. International PLC	(2,369)
USD	2,565,307	UGX	10,023,834,128	03/17/27	Standard Chartered Bank	73,668
USD	612,231	UYU	24,030,000	04/30/26	Citibank N.A.	20,359
USD	310,759	UYU	12,578,923	06/17/26	Citibank N.A.	1,998
USD	286,015	UYU	11,688,301	06/17/26	Citibank N.A.	(884)
USD	607,305	UYU	24,030,000	07/31/26	Citibank N.A.	19,271
USD	210,326	UYU	8,575,000	09/16/26	Citibank N.A.	1,154
USD	384,641	UYU	15,852,085	09/16/26	Citibank N.A.	(2,042)
USD	134,074	UZS	1,708,504,982	09/10/26	Deutsche Bank AG	(1,135)
USD	68,344	UZS	886,421,680	12/11/26	Deutsche Bank AG	(394)
USD	68,344	UZS	887,446,840	12/14/26	Deutsche Bank AG	(429)
USD	84,897	UZS	1,107,481,365	12/18/26	Deutsche Bank AG	(854)
USD	42,448	UZS	572,623,520	06/18/27	JPMorgan Chase Bank N.A.	(328)
USD	47,329	ZAR	766,000	08/26/26	Bank of America, N.A.	3,088
USD	1,001,940	ZAR	16,468,848	04/20/26	Barclays Bank PLC	41,127
USD	256,185	ZAR	4,380,000	06/17/26	Barclays Bank PLC	1,772
USD	676,977	ZAR	11,916,423	12/21/26	Barclays Bank PLC	(4,211)
USD	2,966,527	ZAR	50,266,000	06/17/26	Citibank N.A.	46,812
USD	1,281,267	ZAR	22,572,721	12/21/26	Deutsche Bank AG	(9,075)
USD	2,342,563	ZAR	39,806,100	06/17/26	Goldman Sachs International	30,416
USD	15,337,103	ZAR	252,684,791	06/17/26	HSBC Bank PLC	659,839
USD	64,641	ZAR	1,069,000	04/09/26	JPMorgan Chase Bank N.A.	2,223
USD	3,519,885	ZAR	59,037,761	04/20/26	JPMorgan Chase Bank N.A.	75,546
USD	166,846	ZAR	2,785,000	07/09/26	JPMorgan Chase Bank N.A.	5,363
USD	341,538	ZAR	5,766,000	04/20/26	Morgan Stanley and Co. International PLC	5,142
USD	606,604	ZAR	10,192,000	06/17/26	State Street Bank and Trust	14,599
ZAR	1,099,000	USD	66,385	04/09/26	Bank of America, N.A.	(2,216)
ZAR	1,140,000	USD	66,575	06/17/26	Bank of America, N.A.	(358)
ZAR	63,978,000	USD	3,793,113	06/17/26	Citibank N.A.	(76,934)
ZAR	1,790,000	USD	106,375	06/17/26	Deutsche Bank AG	(2,401)
ZAR	21,617,000	USD	1,297,446	06/17/26	Goldman Sachs International	(41,816)
ZAR	853,770	USD	51,062	06/17/26	HSBC Bank PLC	(1,470)
ZAR	3,770,000	USD	221,501	06/17/26	Morgan Stanley and Co. International PLC	(2,520)
ZAR	1,040,000	USD	62,420	06/17/26	Standard Chartered Bank	(2,012)
						$3,488,429
Cross-Currency Forwards
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	848,355	GBP	735,300	04/30/26	Goldman Sachs International	$9,176
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
4	30 -Year Euro BUXL Bond	Jun 2026	$508,166	$(4,198)
378	U.S. Treasury Note 5-Year	Jun 2026	40,891,922	(454,753)
803	U.S. Ultra 10-Year	Jun 2026	91,153,047	(1,686,556)
229	10-Year Australian Bond Futures	Jun 2026	16,900,331	(116,106)
22	Euro-Schatz	Jun 2026	2,680,593	(2,786)
156	Long Gilt Futures	Jun 2026	18,059,903	(558,883)
72	U.S. Long Bond	Jun 2026	8,199,000	(44,248)
204	U.S. Treasury Note 10-Year	Jun 2026	22,653,562	(429,076)
63	U.S. Treasury Note 2-Year	Jun 2026	13,069,055	(92,547)
167	U.S. Ultra Bond	Jun 2026	19,465,937	(487,542)
				$(3,876,695)
Sales
144	U.S. Treasury Note 5-Year	Jun 2026	$15,577,875	$97,580
63	Euro BUND	Jun 2026	9,101,883	97,014
112	Euro OAT	Jun 2026	15,316,515	216,745
90	Euro-Bobl	Jun 2026	11,969,858	184,358
88	Euro-BTP Italian Bond	Jun 2026	11,790,046	140,841
213	U.S. Treasury Note 2-Year	Jun 2026	44,185,851	129,608
				$866,146
Written Options
Written Currency Options
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at March 31, 2026
CALL - USD/THB Option. Strike @ 30.70 Expires 08/24/26	Bank of America, N.A.	USD	(806,000)	$(18,530)	$(42,827)
PUT - USD/THB Option. Strike @ 30.70 Expires 08/24/26	Bank of America, N.A.	USD	(806,000)	(17,248)	(6,640)
PUT - USD/ZAR Option. Strike @ 15.93 Expires 07/07/26	JPMorgan Chase Bank N.A.	USD	(521,000)	(5,215)	(2,652)
Total Written Currency Options				$(40,993)	$(52,119)
Written Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Market Value
Bank of America, N.A.	Put – iTraxx Europe Crossover S44	1-day USD SOFR	Receive Float	312.50%	04/15/26	$(14,040,000)	$(146,300)	$(165,095)
Bank of America, N.A.	Call – iTraxx Europe Crossover S44	1-day USD SOFR	Pay Float	312.50	04/15/26	(14,040,000)	(146,300)	(106,356)
Goldman Sachs International	Call – iTraxx Europe Crossover S44	1-day USD SOFR	Pay Float	287.50	04/15/26	(28,550,000)	(223,698)	(69,838)
Goldman Sachs International	Put – iTraxx Europe Crossover S44	1-day USD SOFR	Receive Float	287.50	04/15/26	(28,550,000)	(411,209)	(540,675)
Morgan Stanley International	Call – iTraxx Europe Crossover S44	1-day USD SOFR	Pay Float	312.50	04/15/26	(14,035,000)	(136,936)	(106,318)
170See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Written Options—continued
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Market Value
Morgan Stanley International	Put – iTraxx Europe Crossover S44	1-day USD SOFR	Receive Float	312.50%	04/15/26	(14,035,000)	$(142,120)	$(165,036)
Total Written Interest Rate Swaptions							$(1,206,563)	$(1,153,318)

Total Written Options							$(1,247,556)	$(1,205,437)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	3.75%	Annual	12/17/35	$(40,656)	USD	22,500,000	$162,616	$203,272
12-Month SOFR	Annual	3.74%	Annual	08/15/35	—	USD	16,600,000	109,346	109,346
12-Month SOFR	Annual	3.25%	Annual	06/18/30	196,716	USD	28,200,000	374,301	177,585
12-Month SOFR	Annual	3.25%	Annual	06/18/35	834,788	USD	22,600,000	993,774	158,986
12-Month SOFR	Annual	3.25%	Annual	06/18/55	439,686	USD	3,400,000	502,258	62,572
3.34%	Annual	12-Month SOFR	Annual	02/10/27	34	USD	294,000	(770)	(804)
3.44%	Annual	12-Month SOFR	Annual	03/17/27	(234)	USD	1,136,000	(2,048)	(1,814)
4.06%	Annual	12-Month SOFR	Annual	06/17/56	—	USD	4,000,000	(51,269)	(51,269)
1-Month TIIE	Monthly	7.85%	Monthly	03/04/33	110	MXN	4,996,000	7,085	6,975
1-Month TIIE	Monthly	7.73%	Monthly	02/15/36	—	MXN	6,527,000	18,907	18,907
1-Month TIIE	Monthly	7.64%	Monthly	02/04/33	—	MXN	2,751,000	5,527	5,527
6.93%	Monthly	1-Month TIIE	Monthly	02/23/29	—	MXN	16,949,000	(23,041)	(23,041)
7.09%	Monthly	1-Month TIIE	Monthly	03/10/28	184	MXN	24,302,000	(11,645)	(11,829)
7.59%	Monthly	1-Month TIIE	Monthly	06/11/31	—	MXN	11,900,000	(16,961)	(16,961)
7.79%	Monthly	1-Month TIIE	Monthly	06/14/28	—	MXN	10,548,345	551	551
7.87%	Monthly	1-Month TIIE	Monthly	06/14/28	—	MXN	12,184,042	1,571	1,571
1.56%	Quarterly	3-Month Baht Interest Rate Fixing	Quarterly	06/17/31	(1,224)	CNY	45,500,000	(16,120)	(14,896)
3-Month JIBAR	Quarterly	7.74%	Quarterly	03/18/36	(155)	ZAR	33,500,000	96,191	96,346
3-Month JIBAR	Quarterly	6.53%	Quarterly	06/17/31	—	ZAR	31,483,000	93,648	93,648
6.25%	Quarterly	3-Month JIBAR	Quarterly	06/17/28	57	ZAR	23,351,000	(30,076)	(30,133)
6.28%	Quarterly	3-Month JIBAR	Quarterly	06/17/27	—	ZAR	69,343,000	(40,630)	(40,630)
6.30%	Quarterly	3-Month JIBAR	Quarterly	06/17/29	—	ZAR	28,075,000	(53,249)	(53,249)
6.77%	Quarterly	3-Month JIBAR	Quarterly	03/10/28	(1)	ZAR	7,000,000	(4,218)	(4,217)
6.85%	Quarterly	3-Month JIBAR	Quarterly	06/17/33	22	ZAR	10,285,000	(38,875)	(38,897)
7.18%	Quarterly	3-Month JIBAR	Quarterly	06/17/36	(59)	ZAR	9,270,000	(46,679)	(46,620)
7.62%	Quarterly	3-Month JIBAR	Quarterly	06/17/36	—	ZAR	2,421,000	(7,889)	(7,889)
7.71%	Quarterly	3-Month JIBAR	Quarterly	06/17/31	—	ZAR	20,195,000	—	—
7.73%	Quarterly	3-Month JIBAR	Quarterly	06/17/31	—	ZAR	14,251,900	—	—
7.74%	Quarterly	3-Month JIBAR	Quarterly	03/18/36	(26,103)	ZAR	11,725,000	(26,103)	—
7.74%	Quarterly	3-Month JIBAR	Quarterly	03/18/36	(19,392)	ZAR	8,274,500	(19,392)	—
3.33%	Annual	3-Month PRIBOR	Quarterly	06/17/27	—	CZK	36,394,000	(13,757)	(13,757)
3-Month THOR	Quarterly	1.62%	Quarterly	06/17/31	644	THB	64,741,000	14,654	14,010
3-Month THOR	Quarterly	1.38%	Quarterly	06/17/28	—	THB	136,727,250	4,393	4,393
3-Month THOR	Quarterly	1.37%	Quarterly	06/17/28	—	THB	227,878,750	9,285	9,285
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.87%	Quarterly	3-Month THOR	Quarterly	06/17/36	$(135)	THB	14,324,000	$(11,355)	$(11,220)
6 mo. EURIBOR	Semi-Annual	3.00%	Annual	09/16/56	84,848	EUR	4,480,000	106,810	21,962
2.75%	Annual	6 mo. EURIBOR	Semi-Annual	09/16/36	(27,052)	EUR	8,040,000	(287,058)	(260,006)
4.00%	Semi-Annual	6-Month BBSW	Semi-Annual	06/18/30	93,771	AUD	23,550,000	(516,459)	(610,230)
4.25%	Semi-Annual	6-Month BBSW	Semi-Annual	03/18/36	8,975	AUD	3,400,000	(146,415)	(155,390)
6-Month BIBOR	Semi-Annual	6.10%	Annual	06/17/36	—	HUF	21,717,000	4,723	4,723
5.72%	Annual	6-Month BIBOR	Semi-Annual	06/17/29	—	HUF	130,530,000	(15,350)	(15,350)
5.73%	Annual	6-Month BIBOR	Semi-Annual	06/17/31	—	HUF	84,103,000	(14,798)	(14,798)
5.90%	Annual	6-Month BIBOR	Semi-Annual	06/17/33	27	HUF	33,593,000	(6,687)	(6,714)
6-Month PRIBOR	Semi-Annual	3.79%	Annual	12/17/30	(6,790)	CZK	41,500,000	48,471	55,261
6-Month PRIBOR	Semi-Annual	3.79%	Annual	12/17/30	(3,543)	CZK	41,500,000	48,471	52,014
6-Month PRIBOR	Semi-Annual	3.59%	Annual	06/17/31	18	CZK	8,167,000	14,403	14,385
3.48%	Annual	6-Month PRIBOR	Semi-Annual	06/17/29	—	CZK	12,453,000	(14,421)	(14,421)
3.79%	Annual	6-Month PRIBOR	Semi-Annual	12/17/30	—	CZK	152,400,000	(178,001)	(178,001)
3.80%	Annual	6-Month PRIBOR	Semi-Annual	06/17/33	—	CZK	6,508,000	(12,544)	(12,544)
6-Month WIBOR	Semi-Annual	4.64%	Annual	06/17/31	—	PLN	18,481,887	(4,004)	(4,004)
6-Month WIBOR	Semi-Annual	4.62%	Annual	06/17/31	—	PLN	4,612,022	(142)	(142)
6-Month WIBOR	Semi-Annual	4.51%	Annual	06/17/31	—	PLN	10,187,978	13,491	13,491
6-Month WIBOR	Semi-Annual	4.04%	Annual	06/17/31	—	PLN	4,425,000	29,784	29,784
6-Month WIBOR	Semi-Annual	4.03%	Annual	06/17/31	—	PLN	4,425,000	30,088	30,088
6-Month WIBOR	Semi-Annual	3.76%	Annual	06/17/31	—	PLN	6,036,000	60,066	60,066
3.50%	Annual	6-Month WIBOR	Semi-Annual	06/17/28	—	PLN	5,616,000	(27,016)	(27,016)
3.59%	Annual	6-Month WIBOR	Semi-Annual	06/17/29	8	PLN	935,000	(6,292)	(6,300)
3.95%	Annual	6-Month WIBOR	Semi-Annual	06/17/33	4	PLN	720,000	(8,754)	(8,758)
4.20%	Annual	6-Month WIBOR	Semi-Annual	06/17/36	5	PLN	880,000	(12,715)	(12,720)
BRL-CDI	At Maturity	14.25%	At Maturity	01/04/27	—	BRL	7,741,804	(1,613)	(1,613)
BRL-CDI	At Maturity	14.17%	At Maturity	01/04/27	—	BRL	7,695,970	(770)	(770)
12.80%	At Maturity	BRL-CDI	At Maturity	01/02/31	(18)	BRL	1,836,167	(13,670)	(13,652)
12.82%	Annual	BRL-CDI	Annual	01/02/29	—	BRL	8,200,000	(27,382)	(27,382)
12.87%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	12,300,000	(54,533)	(54,533)
12.87%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	1,408,745	(9,682)	(9,682)
12.88%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	2,384,780	(9,264)	(9,264)
12.91%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,700,000	(5,738)	(5,738)
12.92%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	2,151,350	(14,738)	(14,738)
12.93%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	12,898,375	(53,160)	(53,160)
13.02%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	6,900,000	(23,525)	(23,525)
13.15%	At Maturity	BRL-CDI	At Maturity	01/03/28	(4)	BRL	2,603,883	(7,251)	(7,247)
13.18%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,845,177	(6,209)	(6,209)
13.25%	At Maturity	BRL-CDI	At Maturity	01/03/28	—	BRL	1,402,234	(2,188)	(2,188)
13.25%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	1,100,000	(2,302)	(2,302)
13.26%	At Maturity	BRL-CDI	At Maturity	01/02/31	(2,083)	BRL	8,800,000	(17,936)	(15,853)
13.29%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	15,000,000	(24,649)	(24,649)
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,600,000	(4,668)	(4,668)
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	29,160	BRL	30,100,000	(56,172)	(85,332)
13.47%	At Maturity	BRL-CDI	At Maturity	01/03/28	62	BRL	3,983,760	(3,528)	(3,590)
13.56%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	1,100,000	(647)	(647)
13.68%	At Maturity	BRL-CDI	At Maturity	01/02/31	(1,344)	BRL	5,400,000	8	1,352
172See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
13.73%	At Maturity	BRL-CDI	At Maturity	01/02/31	$—	BRL	300,000	$61	$61
13.77%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	2,181,027	870	870
13.80%	At Maturity	BRL-CDI	At Maturity	01/03/28	—	BRL	3,328,114	266	266
13.85%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	1,225,134	1,730	1,730
13.87%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	953,920	1,532	1,532
13.91%	At Maturity	BRL-CDI	At Maturity	01/02/31	118	BRL	955,773	1,942	1,824
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	2,900,000	(4,227)	(4,227)
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	22,700,000	(32,895)	(32,895)
14.01%	At Maturity	BRL-CDI	At Maturity	01/03/28	—	BRL	3,337,437	2,378	2,378
CAMARA	Semi-Annual	5.26%	Semi-Annual	06/17/31	—	CLP	147,541,000	(1,095)	(1,095)
CAMARA	Semi-Annual	5.20%	Semi-Annual	06/17/36	—	CLP	31,579,000	278	278
CAMARA	Semi-Annual	4.76%	Semi-Annual	06/17/31	—	CLP	47,310,000	782	782
11.47%	Quarterly	COP-IBR	Quarterly	06/17/36	—	COP	2,098,076,000	12,311	12,311
									$(830,447)
OTC— Credit Default Swaps
Buy Protection
Notional Amount	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Market Value
900,000	EUR	06/20/31	Goldman Sachs International	(1.00%)	Quarterly	BNP Paribas SA	$2,242	$7,936	$10,178
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Market Value
1,800,000	USD	06/20/27	Morgan Stanley Bank N.A.	5.00%	Quarterly	Argentina Republic Government International Bonds, 1.00%, 07/09/29 (Moody's rating: Caa)	$(13,931)	$35,942	$22,011
600,000	USD	06/20/26	Morgan Stanley Capital Services, Inc.	5.00%	Quarterly	Argentina Republic Government International Bonds, 1.00%, 07/09/29 (Moody's rating: Caa)	(4,004)	7,445	3,441
700,000	USD	06/20/27	JPMorgan Chase Bank N.A.	5.00%	Quarterly	Ecuador Government International Bonds, 6.90%, 07/31/35 (Moody's rating: Caa)	316	23,103	23,419
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
OTC— Credit Default Swaps—continued
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Market Value
500,000	EUR	12/20/30	Bank of America, N.A.	5.00%	Quarterly	iTraxx Europe Crossover S44, 1.00%, 20/12/30 (Moody's rating: Ba3)	$(16,753)	$115,539	$98,786
1,640,000	EUR	12/20/30	JPMorgan Chase Bank N.A.	5.00%	Quarterly	iTraxx Europe Crossover S44, 1.00%, 20/12/30 (Moody's rating: Ba3)	(33,026)	357,043	324,017
5,100,000	USD	12/20/30	Barclays Bank PLC	1.00%	Quarterly	Republic of Turkiye, 11.875%, 01/15/30 (Moody's rating: Ba3)	(32,520)	(360,333)	(392,853)
1,450,000	USD	12/20/30	Bank of America, N.A.	1.00%	Quarterly	Republic of Turkiye, 11.875%, 01/15/30 (Moody's rating: Ba3)	(20,367)	(91,326)	(111,693)
Total Sell Protection							$(120,285)	$87,413	$(32,872)
Total OTC Credit Default Swaps							$(118,043)	$95,349	$(22,694)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
11,415,000	USD	12/20/30	(5.00%)	Quarterly	CDX.NA.HY.S45**	$261,845	$(866,813)	$(604,968)
900,000	USD	06/20/31	(5.00%)	Quarterly	CDX.NA.HY.S46**	0	(43,284)	(43,284)
200,000	EUR	12/20/30	(5.00%)	Quarterly	iTraxx Europe Crossover S44	8,642	(25,364)	(16,722)
Total Buy Protection						$270,487	$(935,461)	$(664,974)
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
500,000	USD	12/20/30	5.00%	Quarterly	CCO Holdings LLC/CCO Holdings Capital Corp.	$(850)	$49,724	$48,874
900,000	USD	06/20/30	1.00%	Quarterly	CDX.EM.S43***	6,174	(18,450)	(12,276)
13,700,000	USD	12/20/30	1.00%	Quarterly	CDX.EM.S44***	(115,175)	(159,680)	(274,855)
13,200,000	USD	06/20/31	1.00%	Quarterly	CDX.EM.S45***	5,649	(568,260)	(562,611)
420,750	USD	06/20/30	5.00%	Quarterly	CDX.NA.HY.S44**	(6,221)	30,894	24,673
47,643,750	USD	12/20/30	5.00%	Quarterly	CDX.NA.HY.S45**	(873,995)	3,399,003	2,525,008
11,415,000	USD	12/20/30	5.00%	Quarterly	CDX.NA.HY.S45**	28,051	576,918	604,969
61,172,400	USD	06/20/31	5.00%	Quarterly	CDX.NA.HY.S46**	442,594	2,510,083	2,952,677
11,100,000	USD	06/20/31	5.00%	Quarterly	CDX.NA.HY.S46**	100,501	435,275	535,776
174See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Centrally Cleared Credit Default Swaps—continued
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
8,200,000	USD	06/20/31	1.00%	Quarterly	CDX.NA.IG.S46****	$(529)	$142,291	$141,762
Total Sell Protection						$(413,801)	$6,397,798	$5,983,997
Total Centrally Cleared Credit Default Swaps						$(143,314)
OTC — Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	IBXXLLTR	Morgan Stanley and Co. International PLC	09/20/26	Quarterly	$—	$(3,200,000)	$(4,944)	$(4,944)
12-Month SOFR	IBXXLLTR	Morgan Stanley and Co. International PLC	06/22/26	Quarterly	—	(16,625,000)	(105,189)	(105,189)
					$—		$(110,133)	$(110,133)

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

***	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
****
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $628,141 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
Currency Abbreviations
ARS	—	Argentina Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Currency Abbreviations
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israel Shekel
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
PYG	—	Paraguay Guarani
RON	—	Romanian New Leu
SEK	—	Sweden Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
UZS	—	Uzbekistan Som
ZAR	—	South African Rand

Abbreviations
BBSW	—	Australian Bank Bill Swap Rate
BIBOR	—	Bangkok Interbank Offered Rate
CAMARA	—	Chilean Interbank Offered Rate
CDI	—	CREST Depository Interest
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Index
COP-IBR	—	Colombia Overnight Interbank Rate
176See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Abbreviations
ETF	—	Exchange-traded fund
EURIBOR	—	Euro Interbank Offered Rate
Euro-Bobl	—	Bundesobligationen, German government bonds on the EUREX Exchange
Euro-BTP	—	Buoni del Tesoro Poliennali, Italian government bonds on the EUREX Exchange
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment In Kind
PLTRCI	—	Polish Short Term Rate – Compound Index
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offer Rate
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026

Asset Class Summary	% of Net Assets
Corporate Debt	36.6
Bank Loans	16.8
Sovereign Debt Obligations	16.2
Asset Backed Securities	9.3
Mortgage Backed Securities - U.S. Government Agency Obligations	8.6
U.S. Government and Agency Obligations	5.3
Mortgage Backed Securities - Private Issuers	4.6
Convertible Debt	1.9
Investment Companies	1.1
Common Stocks	0.7
Preferred Stocks	0.3
Forward Foreign Currency Contracts	0.2
Purchased Currency Options	0.0*
Cross Currency Forward Foreign Currency Contract	0.0*
OTC Credit Default Swaps	0.0*
Written Currency Options	0.0*
OTC Total Return Swaps	0.0*
Centrally Cleared Credit Default Swaps	0.0*
Reverse Repurchase Agreements	0.0*
Centrally Cleared Interest Rate Swaps	(0.1)
Written Interest Rate Swaptions	(0.1)
Futures Contracts	(0.1)
Short-Term Investments	6.2
Other Assets and Liabilities (net)	(7.6)
100.0%

*	Amount rounds to zero.
178See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2026

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 98.2%
	Asset Backed Securities — 22.1%
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/16/30	256,408
150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	151,182
135,000	American Express Credit Account Master Trust, Series 2025-2, Class A, 4.28%, due 04/15/30	135,552
100,000	American Express Credit Account Master Trust, Series 2025-4, Class A, 4.30%, due 07/15/30	100,511
50,000	AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, due 03/19/29 144A	50,039
200,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.03% (1 mo. USD Term SOFR + 1.35%), due 01/20/43(b) 144A	199,726
100,000	AREIT Ltd., Series 2025-CRE10, Class A, 5.07% (1 mo. USD Term SOFR + 1.39%), due 12/17/29(b) 144A	99,855
150,000	ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%, due 11/15/34 144A	149,563
250,000	Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 4.82% (3 mo. USD Term SOFR + 1.15%), due 04/20/34(b) 144A	250,063
250,000	Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1R, 4.85% (3 mo. USD Term SOFR + 1.17%), due 04/16/39(b) 144A	250,119
250,000	Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.70% (3 mo. USD Term SOFR + 1.03%), due 04/20/34(b) 144A	249,687
250,000	Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. USD Term SOFR + 1.24%), due 01/15/39(b) 144A	249,813
250,000	Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, 4.85% (3 mo. USD Term SOFR + 1.18%), due 01/25/38(b) 144A	249,377
250,000	Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. USD Term SOFR + 1.00%), due 01/15/35(b) 144A	249,375
160,000	BMW Vehicle Lease Trust, Series 2025-2, Class A3, 3.97%, due 09/25/28	159,852
60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	60,835
180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/15/29	179,872
100,000	CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04%, due 03/17/31	99,724
100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	101,211
250,000	CIFC Funding Ltd., Series 2022-4A, Class AR, 4.76% (3 mo. USD Term SOFR + 1.09%), due 07/16/35(b) 144A	249,654
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	99,875
21,063	CNH Equipment Trust, Series 2024-C, Class A2A, 4.30%, due 02/18/28	21,071
100,000	Corporate One Auto Receivables Trust, Series 2026-1A, Class A3, 4.15%, due 03/15/30 144A	99,590
100,000	Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, due 08/22/30 144A	100,403
160,000	DLLAA LLC, Series 2025-1A, Class A3, 4.95%, due 09/20/29 144A	161,794
133,386	Dryden 53 CLO Ltd., Series 2017-53A, Class AR, 4.67% (3 mo. USD Term SOFR + 1.00%), due 01/15/31(b) 144A	133,468
250,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.82% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	250,118
250,000	Empower CLO Ltd., Series 2022-1A, Class A1R, 5.06% (3 mo. USD Term SOFR + 1.39%), due 10/20/37(b) 144A	250,007
8,414	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	8,424
150,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A3, 4.98%, due 08/21/28 144A	151,296
200,000	Enterprise Fleet Financing LLC, Series 2025-4, Class A3, 4.11%, due 12/20/29 144A	199,036
57,191	Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53%, due 03/15/28	57,236
100,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, due 09/17/29	100,164
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
95,016	Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38%, due 06/15/28	95,071
150,000	First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31%, due 12/15/28 144A	150,160
50,000	Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, due 07/16/29 144A	50,143
40,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/28 144A	40,101
100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	100,136
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	252,201
15,494	Ford Credit Auto Owner Trust, Series 2024-C, Class A2A, 4.32%, due 08/15/27	15,500
75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	75,019
250,000	Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.62% (3 mo. USD Term SOFR + 0.95%), due 04/22/34(b) 144A	249,379
100,000	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.06% (1 mo. USD Term SOFR + 1.39%), due 08/19/42(b) 144A	99,838
200,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 5.12% (1 mo. USD Term SOFR + 1.45%), due 01/19/44(b) 144A	200,038
97,197	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27	97,241
115,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, due 02/21/28	115,505
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	277,466
94,268	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	95,083
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	101,336
88,549	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, due 03/16/29	89,047
100,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-2, Class A2, 4.22%, due 05/15/28 144A	100,232
79,615	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.34%, due 12/27/60 144A	79,678
50,685	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	51,479
54,334	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, due 08/27/40 144A	54,613
150,000	Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, due 06/15/28	150,107
61,717	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	61,862
215,000	Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3, 4.62%, due 04/17/28 144A	215,686
135,000	Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97%, due 12/15/28 144A	134,592
95,000	Hyundai Auto Receivables Trust, Series 2024-C, Class A3, 4.41%, due 05/15/29	95,370
125,000	Hyundai Auto Receivables Trust, Series 2026-A, Class A3, 3.79%, due 02/18/31	124,032
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	354,633
36,705	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	36,931
99,633	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	100,621
105,000	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	105,055
100,000	John Deere Owner Trust, Series 2025-A, Class A4, 4.42%, due 02/17/32	100,635
265,000	Kubota Credit Owner Trust, Series 2025-2A, Class A3, 4.42%, due 09/17/29 144A	265,867
32,190	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, due 10/15/30 144A	32,273
100,000	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.06% (1 mo. USD Term SOFR + 1.39%), due 08/17/42(b) 144A	99,875
200,000	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.13% (1 mo. USD Term SOFR + 1.45%), due 08/18/42(b) 144A	200,066
250,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR2, 4.64% (3 mo. USD Term SOFR + 0.99%), due 01/25/35(b) 144A	249,552
180See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
500,000	Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. USD Term SOFR + 1.00%), due 07/15/34(b) 144A	498,750
56,514	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	56,823
100,000	MF1 LLC, Series 2025-FL17, Class A, 5.00% (1 mo. USD Term SOFR + 1.32%), due 02/18/40(b) 144A	99,741
72,082	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	72,895
155,794	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	155,195
109,925	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, due 10/15/68 144A	107,298
249,844	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, due 05/15/69 144A	238,748
157,643	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	147,791
268,217	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	251,655
65,026	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	61,821
117,103	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, due 05/15/69 144A	107,295
43,602	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, due 07/15/69 144A	39,810
182,038	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, due 10/15/69 144A	165,495
45,104	Navient Private Education Refi Loan Trust, Series 2021-FA, Class A, 1.11%, due 02/18/70 144A	40,260
49,286	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, due 04/15/70 144A	44,551
60,663	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.51%, due 10/15/71 144A	61,427
147,836	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	150,044
150,000	Navient Refinance Loan Trust, Series 2026-A, Class A, 4.50%, due 01/18/56 144A	148,467
96,129	Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, due 12/15/59 144A	94,732
50,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, due 09/25/30 144A	49,999
400,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 2021-41A, Class AR, 4.72% (3 mo. USD Term SOFR + 1.05%), due 04/15/34(b) 144A	399,613
250,000	Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class AR, 4.62% (3 mo. USD Term SOFR + 0.95%), due 07/16/36(b) 144A	249,500
250,000	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class BR, 5.12% (3 mo. USD Term SOFR + 1.45%), due 07/17/36(b) 144A	249,699
150,000	Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class AR2, 4.70% (3 mo. USD Term SOFR + 1.04%), due 07/23/36(b) 144A	149,722
250,000	Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class AR2, 4.67% (3 mo. USD Term SOFR + 1.00%), due 10/23/36(b) 144A	250,054
100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	100,235
161,586	OZLM XV Ltd., Series 2016-15A, Class A1R3, 4.72% (3 mo. USD Term SOFR + 1.05%), due 04/20/33(b) 144A	161,681
300,000	Palmer Square Loan Funding Ltd., Series 2025-3A, Class A1, 4.66% (3 mo. USD Term SOFR + 0.95%), due 01/15/34(b) 144A	299,880
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	221,607
73,374	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	73,777
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
40,268	Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.04%, due 06/27/33 144A	40,361
100,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	100,545
40,665	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, due 01/16/29	40,742
100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 03/17/31	100,451
20,804	Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71%, due 06/15/28	20,818
60,170	Santander Drive Auto Receivables Trust, Series 2025-3, Class A2, 4.63%, due 10/16/28	60,277
50,000	Santander Drive Auto Receivables Trust, Series 2025-3, Class B, 4.49%, due 09/15/31	50,156
46,852	Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28%, due 01/15/29	46,879
171,849	SMB Private Education Loan Trust, Series 2022-B, Class A1A, 3.94%, due 02/16/55 144A	166,678
89,124	SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13%, due 04/15/54 144A	89,849
100,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, due 02/27/34 144A	100,946
102,221	SoFi Consumer Loan Program Trust, Series 2025-4, Class A, 4.24%, due 08/25/35 144A	102,077
42,278	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, due 02/15/47 144A	37,961
187,689	Southwick Park CLO LLC, Series 2019-4A, Class A1RR, 4.67% (3 mo. USD Term SOFR + 1.00%), due 07/20/32(b) 144A	187,700
100,000	STAR Trust, Series 2025-SFR6, Class A, 5.07% (1 mo. USD Term SOFR + 1.40%), due 08/17/42(b) 144A	100,046
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	252,229
245,000	Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, due 07/15/30	247,585
185,258	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	186,578
67,888	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	68,193
100,000	Toyota Auto Receivables Owner Trust, Series 2026-A, Class A3, 3.86%, due 09/16/30	99,404
150,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.96%, due 11/20/28 144A	149,370
217,000	Toyota Lease Owner Trust, Series 2026-A, Class A3, 3.82%, due 02/20/29 144A	215,721
170,000	Verizon Master Trust, Series 2023-4, Class B, 4.57%, due 06/20/29	170,154
190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	190,552
130,000	Verizon Master Trust, Series 2024-7, Class B, 4.60%, due 08/20/32 144A	130,585
75,000	Verizon Master Trust, Series 2024-8, Class B, 4.82%, due 11/20/30	75,821
135,000	Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, due 03/20/30	135,662
42,376	Veros Auto Receivables Trust, Series 2026-1, Class A, 4.53%, due 08/15/28 144A	42,372
250,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	250,427
100,000	Volvo Financial Equipment LLC, Series 2025-1A, Class A3, 4.46%, due 05/15/29 144A	100,486
100,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A3, 3.99%, due 12/17/29 144A	99,652
100,000	Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02%, due 09/15/28 144A	99,902
155,000	WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, due 05/15/30	155,906
100,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, due 04/17/28	100,326
100,000	World Omni Select Auto Trust, Series 2025-A, Class A3, 4.08%, due 08/15/31	99,543
		18,705,842
	Bank Loans — 1.8%
199,000	Allied Universal Holdco LLC, 2025 USD Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(b)	199,166
50,000	APi Group DE, Inc., 2025 Term Loan, 5.42% (1 mo. USD Term SOFR + 1.75%), due 01/03/29(b)	50,023
182See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Bank Loans — continued
110,831	BCPE Empire Holdings, Inc., 2025 Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 12/11/30(b)	109,428
55,556	BCPE Empire Holdings, Inc., 2025 Term Loan B TBD, due 12/11/30(c)	54,852
44,444	BradyPlus Holdings LLC, 2025 Term Loan B, 7.20% (3 mo. USD Term SOFR + 3.50%), due 12/29/32(b)	43,833
93,360	Chart Industries, Inc., 2024 Term Loan B, 6.16% (3 mo. USD Term SOFR + 2.50%), due 03/15/30(b)	93,399
49,740	CoreLogic, Inc., Term Loan, 7.28% (1 mo. USD Term SOFR + 3.50%), due 06/02/28(b)	47,688
50,000	Dycom Investments, Inc., 2026 Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 01/27/33(b)	50,250
179,250	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 10/08/29(b)	174,500
99,749	Focus Financial Partners LLC, 2025 Incremental Term Loan B, 6.17% (1 mo. USD Term SOFR + 2.50%), due 09/15/31(b)	96,617
18,716	Medline Borrower LP, 2025 Term Loan B, 5.42% (1 mo. USD Term SOFR + 1.75%), due 10/23/28(b)	18,759
97,449	Polaris Newco LLC, USD Term Loan B, 7.93% (3 mo. USD Term SOFR + 4.00%), due 06/02/28(b)	85,334
99,739	RealPage, Inc., 1st Lien Term Loan, 6.96% (3 mo. USD Term SOFR + 3.00%), due 04/24/28(b)	95,737
98,013	Roper Industrial Products Investment Co. LLC, 2026 USD Term Loan B, 6.20% (3 mo. USD Term SOFR + 2.50%), due 11/22/29(b)	98,155
100,000	TK Elevator Midco GmbH, 2025 USD Term Loan B TBD, due 04/30/30(c)	100,313
86,789	TransDigm, Inc., 2023 Term Loan J, 6.17% (1 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	86,874
99,749	Trucordia Insurance Holdings LLC, Term Loan B, 6.92% (1 mo. USD Term SOFR + 3.25%), due 06/17/32(b)	92,268
47,009	UKG, Inc., 2024 Term Loan B, 6.17% (3 mo. USD Term SOFR + 2.50%), due 02/10/31(b)	44,960
		1,542,156
	Corporate Debt — 41.3%
18,000	3M Co., 4.80%, due 03/15/30	18,199
200,000	Abbott Laboratories, 3.70%, due 03/09/29	197,651
30,000	Abbott Laboratories, 4.00%, due 03/15/31	29,531
10,000	AbbVie, Inc., 3.20%, due 11/21/29	9,642
213,000	AbbVie, Inc., 4.80%, due 03/15/29	216,451
72,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	72,478
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 04/01/28	151,103
27,000	AGCO Corp., 5.45%, due 03/21/27	27,188
73,000	Air Products & Chemicals, Inc., 4.30%, due 06/11/28	73,271
73,000	Alabama Power Co., 3.75%, due 09/01/27	72,572
20,000	Alphabet, Inc., 1.10%, due 08/15/30	17,593
70,000	Alphabet, Inc., 3.70%, due 02/15/29	69,413
40,000	Alphabet, Inc., 3.88%, due 11/15/28	39,878
25,000	Amazon.com, Inc., 3.90%, due 11/20/28	24,900
50,000	Amazon.com, Inc., 4.00%, due 03/13/29	49,756
140,000	Amazon.com, Inc., 4.24% (1 day USD SOFR + 0.59%), due 03/13/29(b)	140,101
60,000	Ameren Corp., 5.70%, due 12/01/26	60,442
74,000	Ameren Illinois Co., 3.80%, due 05/15/28	73,321
114,736	American Airlines Pass-Through Trust, 3.00%, due 04/15/30	111,295
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
116,900	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	114,001
85,974	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	81,934
37,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	37,766
80,000	American Express Co., 4.35% (1 day USD SOFR + 0.81%), due 07/20/29(b)	79,955
68,000	American Express Co., 5.10% (1 day USD SOFR + 1.00%), due 02/16/28(b)	68,379
15,000	American Express Co., 5.28% (1 day USD SOFR Index + 1.28%), due 07/27/29(b)	15,258
47,000	American Express Co., 5.39% (1 day USD SOFR + 0.97%), due 07/28/27(b)	47,127
11,000	American Express Co., 5.65% (1 day USD SOFR Index + 0.75%), due 04/23/27(b)	11,011
55,000	American Homes 4 Rent LP, 4.25%, due 02/15/28	54,726
38,000	American Honda Finance Corp., 1.30%, due 09/09/26	37,530
10,000	American Honda Finance Corp., 4.40%, due 10/05/26	9,999
29,000	American Honda Finance Corp., 4.45%, due 10/22/27	28,969
200,000	American Tower Corp., 2.75%, due 01/15/27	197,506
79,000	American Tower Corp., 3.65%, due 03/15/27	78,451
5,000	American Tower Corp., 5.25%, due 07/15/28	5,088
5,000	American Tower Corp., 5.50%, due 03/15/28	5,089
88,000	Amgen, Inc., 5.15%, due 03/02/28	89,329
80,000	Amphenol Corp., 3.90%, due 11/15/28	79,423
73,000	Amphenol Corp., 4.38%, due 06/12/28	73,226
79,000	Analog Devices, Inc., 4.25%, due 06/15/28	79,137
28,000	Aon North America, Inc., 5.13%, due 03/01/27	28,150
21,000	Arthur J Gallagher & Co., 4.85%, due 12/15/29	21,237
100,000	Aspen Insurance Holdings Ltd., 5.75%, due 07/01/30	103,216
75,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	75,445
170,000	AT&T, Inc., 4.10%, due 02/15/28	169,219
50,000	Athene Global Funding, 5.58%, due 01/09/29 144A	50,478
250,000	Atlas Warehouse Lending Co. LP, 6.05%, due 01/15/28 144A	253,534
17,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	16,429
50,000	Avolon Holdings Funding Ltd., 2.75%, due 02/21/28 144A	48,246
63,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	62,167
136,000	Baltimore Gas & Electric Co., 2.40%, due 08/15/26	135,112
64,000	Bank of America Corp., 1.73% (1 day USD SOFR + 0.96%), due 07/22/27(b)	63,468
241,000	Bank of America Corp., 2.09% (1 day USD SOFR + 1.06%), due 06/14/29(b)	229,332
65,000	Bank of America Corp., 2.55% (1 day USD SOFR + 1.05%), due 02/04/28(b)	64,018
75,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	73,704
54,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	53,601
45,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.33%), due 03/05/29(b)	44,606
36,000	Bank of America Corp., 4.38% (1 day USD SOFR + 1.58%), due 04/27/28(b)	35,979
15,000	Bank of America Corp., 4.46% (1 day USD SOFR + 0.87%), due 02/06/32(b)	14,815
250,000	Bank of America Corp., 4.98% (1 day USD SOFR + 0.83%), due 01/24/29(b)	252,026
165,000	Bank of America Corp., 5.16% (1 day USD SOFR + 1.00%), due 01/24/31(b)	168,175
135,000	Bank of America Corp., 5.93% (1 day USD SOFR + 1.34%), due 09/15/27(b)	135,949
55,000	Bank of Montreal, 4.06% (1 day USD SOFR Index + 0.75%), due 09/22/28(b)	54,704
115,000	Bank of Montreal, 4.34% (1 day USD SOFR + 0.89%), due 03/19/30(b)(d)	114,513
250,000	Bank of New York Mellon, 4.73% (1 day USD SOFR + 1.14%), due 04/20/29(b)	251,813
33,000	Bank of New York Mellon Corp., 4.95% (1 day USD SOFR + 1.03%), due 04/26/27(b)	33,011
15,000	Bank of Nova Scotia, 4.04% (1 day USD SOFR + 0.76%), due 09/15/28(b)	14,910
40,000	Bank of Nova Scotia, 4.25% (1 day USD SOFR + 0.73%), due 02/02/30(b)	39,649
185,000	Bank of Nova Scotia, 4.40% (1 day USD SOFR + 1.00%), due 09/08/28(b)	184,858
184See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Banque Federative du Credit Mutuel SA, 4.54%, due 01/15/31 144A	197,323
64,000	Becton Dickinson & Co., 4.69%, due 02/13/28	64,334
36,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	36,147
145,000	BlackRock Funding, Inc., 4.60%, due 07/26/27	146,025
28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	27,685
14,000	BMW U.S. Capital LLC, 4.50%, due 08/11/30 144A	13,846
250,000	BNP Paribas SA, 4.79% (1 day USD SOFR + 1.45%), due 05/09/29(b) 144A	250,939
50,000	Boeing Co., 6.26%, due 05/01/27	50,877
200,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	194,913
17,000	BorgWarner, Inc., 4.95%, due 08/15/29	17,200
150,000	Boston Properties LP, 2.75%, due 10/01/26	148,631
40,024	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	38,882
100,000	Brixmor Operating Partnership LP, 4.13%, due 05/15/29	98,672
32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,933
18,000	Broadcom, Inc., 4.80%, due 04/15/28	18,207
200,000	Broadcom, Inc., 5.05%, due 07/12/29	204,170
200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	200,049
78,000	Brown & Brown, Inc., 4.70%, due 06/23/28	78,242
62,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27	61,969
13,000	Canadian Imperial Bank of Commerce, 4.86% (1 day USD SOFR + 1.03%), due 03/30/29(b)	13,112
180,000	Canadian Imperial Bank of Commerce, 5.00%, due 04/28/28	182,334
81,000	Capital One Financial Corp., 1.88% (1 day USD SOFR + 0.86%), due 11/02/27(b)	79,669
100,000	Capital One Financial Corp., 5.46% (1 day USD SOFR + 1.56%), due 07/26/30(b)	102,093
59,000	Capital One Financial Corp., 5.47% (1 day USD SOFR + 2.08%), due 02/01/29(b)	59,910
35,000	Capital One Financial Corp., 5.70% (1 day USD SOFR + 1.91%), due 02/01/30(b)	35,913
61,000	Cardinal Health, Inc., 4.70%, due 11/15/26	61,116
10,000	Cardinal Health, Inc., 5.00%, due 11/15/29	10,154
41,000	Cardinal Health, Inc., 5.13%, due 02/15/29	41,719
15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,924
60,000	Caterpillar Financial Services Corp., 4.40%, due 03/03/28	60,319
15,000	Caterpillar Financial Services Corp., 4.80%, due 01/08/30	15,352
27,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	27,360
140,000	Centerpoint Energy Restoration Bond Co. III LLC, 3.90%, due 12/15/31	139,136
23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,135
30,000	Chevron USA, Inc., 4.05%, due 08/13/28	30,042
14,000	Chevron USA, Inc., 4.30%, due 10/15/30(d)	14,040
18,000	Chevron USA, Inc., 4.69%, due 04/15/30	18,285
20,000	Cigna Group, 2.38%, due 03/15/31	17,975
115,000	Cigna Group, 4.50%, due 09/15/30	114,642
76,000	Cisco Systems, Inc., 4.55%, due 02/24/28	76,802
31,000	Cisco Systems, Inc., 4.75%, due 02/24/30	31,605
30,000	Citigroup, Inc., 2.57% (1 day USD SOFR + 2.11%), due 06/03/31(b)	27,508
250,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	246,345
150,000	Citigroup, Inc., 4.64% (1 day USD SOFR + 1.14%), due 05/07/28(b)	150,265
5,000	Citigroup, Inc., 4.79% (1 day USD SOFR + 0.87%), due 03/04/29(b)	5,027
15,000	CME Group, Inc., 4.40%, due 03/15/30	15,052
15,000	CNO Global Funding, 4.38%, due 09/08/28 144A	14,878
20,000	Comcast Corp., 3.40%, due 04/01/30	19,205
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	15,139
90,000	Constellation Energy Generation LLC, 3.90%, due 01/08/28	89,319
150,000	Constellation Energy Generation LLC, 4.40%, due 01/15/31	148,106
13,000	Consumers Energy Co., 4.50%, due 01/15/31	13,028
23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,387
61,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	60,463
20,000	Corebridge Global Funding, 4.25%, due 08/21/28 144A	19,867
250,000	Credit Agricole SA, 5.23% (1 day USD SOFR + 1.13%), due 01/09/29(b) 144A	252,833
40,000	Crown Castle, Inc., 5.60%, due 06/01/29	40,956
4,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	3,979
175,000	CVS Health Corp., 1.30%, due 08/21/27	167,729
35,000	CVS Health Corp., 5.40%, due 06/01/29	35,836
200,000	Danske Bank AS, 5.71% (1 yr. CMT + 1.40%), due 03/01/30(b) 144A	205,745
140,000	Dell International LLC/EMC Corp., 4.15%, due 02/15/29	138,864
5,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31	4,943
72,000	Dell International LLC/EMC Corp., 4.75%, due 04/01/28	72,533
6,000	Dell International LLC/EMC Corp., 5.00%, due 04/01/30	6,074
15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,318
72,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	72,583
9,000	Discovery Global Holdings, Inc., 3.76%, due 03/15/27	8,895
115,000	Dominion Energy, Inc., 4.60%, due 05/15/28	115,381
185,000	DTE Energy Co., 4.88%, due 06/01/28	186,700
118,000	DTE Energy Co., 5.10%, due 03/01/29	120,004
125,000	Duke Energy Corp., 2.65%, due 09/01/26	124,141
81,988	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	79,045
37,000	Eastman Chemical Co., 5.00%, due 08/01/29	37,351
200,000	Eaton Corp., 3.95%, due 03/06/29	198,055
50,000	eBay, Inc., 4.25%, due 03/06/29	49,746
203,000	Ecolab, Inc., 4.30%, due 06/15/28	203,535
4,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	4,034
55,000	Eli Lilly & Co., 4.00%, due 10/15/28	54,948
59,000	Eli Lilly & Co., 4.55%, due 02/12/28	59,499
100,000	Enbridge, Inc., 4.20%, due 11/20/28	99,319
67,000	Enbridge, Inc., 4.60%, due 06/20/28	67,186
71,000	Enterprise Products Operating LLC, 4.30%, due 06/20/28	71,108
50,000	Equinix Asia Financing Corp. Pte. Ltd., 4.40%, due 03/15/31	48,966
145,000	Equinor ASA, 4.25%, due 06/02/28	145,377
20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	20,326
125,000	Essential Utilities, Inc., 4.80%, due 08/15/27	125,510
190,000	Essex Portfolio LP, 3.63%, due 05/01/27	188,395
50,000	Evergy, Inc., 4.25%, due 03/15/29	49,631
80,000	Eversource Energy, 2.90%, due 03/01/27	78,986
16,000	Exelon Corp., 5.15%, due 03/15/29	16,310
200,000	Federation des Caisses Desjardins du Quebec, 4.57%, due 08/26/30 144A	199,228
22,000	FedEx Corp., 3.25%, due 04/01/26	22,000
150,000	Fedex Freight Holding Co., Inc., 4.30%, due 03/15/29 144A	148,237
150,000	Fidelity National Information Services, Inc., 4.55%, due 03/10/29	149,330
62,000	Fiserv, Inc., 5.15%, due 03/15/27	62,315
59,000	Fiserv, Inc., 5.45%, due 03/02/28	59,866
186See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
110,000	Frontier Communications Holdings LLC, 5.00%, due 05/01/28 144A	110,042
71,000	GATX Corp., 5.40%, due 03/15/27	71,535
30,000	GE Vernova, Inc., 4.25%, due 02/04/31	29,672
250,000	General Mills, Inc., 4.70%, due 01/30/27	250,391
64,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	63,922
100,000	General Motors Financial Co., Inc., 4.60%, due 01/08/31	98,599
60,000	General Motors Financial Co., Inc., 5.05%, due 04/04/28	60,530
19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	19,002
10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,233
20,000	Georgia Power Co., 4.00%, due 10/01/28	19,888
19,000	Georgia Power Co., 5.00%, due 02/23/27	19,145
16,000	Gilead Sciences, Inc., 4.80%, due 11/15/29	16,302
13,000	GlaxoSmithKline Capital, Inc., 4.50%, due 04/15/30	13,084
50,000	Glencore Funding LLC, 4.90%, due 07/01/31(e) 144A	49,996
100,000	Global Payments, Inc., 4.50%, due 11/15/28	99,054
100,000	GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	101,585
65,000	Goldman Sachs Group, Inc., 1.95% (1 day USD SOFR + 0.91%), due 10/21/27(b)	64,118
255,000	Goldman Sachs Group, Inc., 2.64% (1 day USD SOFR + 1.11%), due 02/24/28(b)	250,925
250,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	246,650
70,000	Goldman Sachs Group, Inc., 4.15% (1 day USD SOFR + 0.71%), due 01/21/29(b)	69,587
250,000	Goldman Sachs Group, Inc., 4.15% (1 day USD SOFR + 0.90%), due 10/21/29(b)	247,697
25,000	Goldman Sachs Group, Inc., 4.52% (1 day USD SOFR + 0.96%), due 01/21/32(b)	24,626
115,000	HCA, Inc., 4.30%, due 11/15/30	113,139
34,000	HCA, Inc., 5.88%, due 02/01/29	34,997
116,000	HEICO Corp., 5.25%, due 08/01/28	118,255
18,000	Hershey Co., 4.75%, due 02/24/30	18,290
20,000	Hewlett Packard Enterprise Co., 4.15%, due 09/15/28	19,844
98,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	97,538
100,000	Hewlett Packard Enterprise Co., 4.60%, due 03/23/29	99,931
30,000	Home Depot, Inc., 3.75%, due 09/15/28	29,823
43,000	Home Depot, Inc., 4.88%, due 06/25/27	43,425
63,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	61,930
28,000	Honda Motor Co. Ltd., 4.44%, due 07/08/28	27,941
76,000	Honeywell Aerospace, Inc., 4.00%, due 03/16/29 144A	75,310
115,000	Honeywell Aerospace, Inc., 4.28% (1 day USD SOFR Index + 0.63%), due 03/16/29(b) 144A	114,494
30,000	Honeywell Aerospace, Inc., 4.30%, due 03/16/31 144A	29,686
25,000	Howmet Aerospace, Inc., 3.90%, due 04/15/29	24,652
200,000	HSBC Holdings PLC, 4.40% (1 day USD SOFR + 0.99%), due 03/10/30(b)	198,557
200,000	HSBC Holdings PLC, 4.58% (3 mo. USD Term SOFR + 1.80%), due 06/19/29(b)	199,893
47,000	Humana, Inc., 5.75%, due 03/01/28	47,941
60,000	Hyatt Hotels Corp., 5.05%, due 03/30/28	60,524
205,000	Hyundai Capital America, 4.60%, due 04/06/28(e) 144A	204,912
15,000	Hyundai Capital America, 4.75%, due 04/06/29(e) 144A	14,995
12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,075
60,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	60,541
100,000	Ingersoll Rand, Inc., 5.40%, due 08/14/28	102,327
80,000	Intercontinental Exchange, Inc., 3.95%, due 12/01/28	79,250
50,000	Jabil, Inc., 4.20%, due 02/01/29	49,405
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
100,000	Jabil, Inc., 5.45%, due 02/01/29	102,019
15,000	Jackson National Life Global Funding, 4.55%, due 09/09/30 144A	14,706
21,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	21,258
100,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, due 02/02/29	95,985
30,000	Jersey Central Power & Light Co., 4.15%, due 01/15/29 144A	29,813
35,000	John Deere Capital Corp., 1.45%, due 01/15/31	30,741
59,000	Johnson & Johnson, 4.55%, due 03/01/28	59,712
279,000	JPMorgan Chase & Co., 1.47% (1 day USD SOFR + 0.77%), due 09/22/27(b)	275,204
38,000	JPMorgan Chase & Co., 1.58% (1 day USD SOFR + 0.89%), due 04/22/27(b)	37,939
40,000	JPMorgan Chase & Co., 2.07% (1 day USD SOFR + 1.02%), due 06/01/29(b)	38,066
59,000	JPMorgan Chase & Co., 2.95% (1 day USD SOFR + 1.17%), due 02/24/28(b)	58,266
75,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	73,816
110,000	JPMorgan Chase & Co., 3.70% (3 mo. USD Term SOFR + 1.42%), due 05/06/30(b)	107,305
150,000	JPMorgan Chase & Co., 4.32% (1 day USD SOFR + 1.56%), due 04/26/28(b)	149,957
40,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	40,055
73,000	JPMorgan Chase & Co., 4.51% (1 day USD SOFR + 0.86%), due 10/22/28(b)	73,004
150,000	JPMorgan Chase & Co., 4.92% (1 day USD SOFR + 0.80%), due 01/24/29(b)	151,329
150,000	JPMorgan Chase & Co., 4.98% (1 day USD SOFR + 0.93%), due 07/22/28(b)	151,041
237,000	JPMorgan Chase & Co., 5.01% (1 day USD SOFR + 1.31%), due 01/23/30(b)	240,350
61,000	JPMorgan Chase & Co., 5.04% (1 day USD SOFR + 1.19%), due 01/23/28(b)	61,317
81,000	JPMorgan Chase & Co., 5.57% (1 day USD SOFR + 0.93%), due 04/22/28(b)	82,005
6,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.16%), due 04/22/30(b)	6,185
95,000	JPMorgan Chase & Co., 6.07% (1 day USD SOFR + 1.33%), due 10/22/27(b)	95,914
49,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	48,244
100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	100,107
49,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	49,047
10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	9,915
65,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	65,861
75,000	Lennox International, Inc., 5.50%, due 09/15/28	76,415
14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,286
400,000	Lloyds Banking Group PLC, 3.57% (3 mo. USD LIBOR + 1.21%), due 11/07/28(b)	394,659
200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	201,498
10,000	Lockheed Martin Corp., 4.15%, due 08/15/28	10,009
20,000	Lockheed Martin Corp., 4.40%, due 08/15/30	20,022
67,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	66,492
50,000	Lowe's Cos., Inc., 4.00%, due 10/15/28	49,608
150,000	LPL Holdings, Inc., 4.90%, due 04/03/28	150,529
100,000	LPL Holdings, Inc., 5.70%, due 05/20/27	100,947
100,000	Maple Parent Holdings Corp., 4.75%, due 03/26/29 144A	100,006
25,000	Marriott International, Inc., 4.20%, due 07/15/27	24,971
110,000	Mars, Inc., 4.60%, due 03/01/28 144A	110,707
11,000	Mars, Inc., 4.80%, due 03/01/30 144A	11,118
200,000	MassMutual Global Funding II, 4.55%, due 05/07/30 144A	199,461
40,000	McCormick & Co., Inc., 4.15%, due 02/15/29	39,620
25,000	McDonald's Corp., 4.40%, due 02/12/31	24,937
11,000	Merck & Co., Inc., 4.15%, due 03/15/31	10,881
110,000	Meta Platforms, Inc., 4.20%, due 11/15/30	108,958
25,000	Meta Platforms, Inc., 4.30%, due 08/15/29(d)	25,117
188See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
50,000	Metropolitan Life Global Funding I, 4.35%, due 01/12/31 144A	49,476
175,000	Microchip Technology, Inc., 4.90%, due 03/15/28	176,113
255,000	Mitsubishi UFJ Financial Group, Inc., 2.34% (1 yr. CMT + 0.83%), due 01/19/28(b)	250,909
200,000	Mitsubishi UFJ Financial Group, Inc., 5.42% (1 yr. CMT + 1.38%), due 02/22/29(b)	203,284
49,000	Morgan Stanley, 1.51% (1 day USD SOFR + 0.86%), due 07/20/27(b)	48,555
42,000	Morgan Stanley, 1.59% (1 day USD SOFR + 0.88%), due 05/04/27(b)	41,884
101,000	Morgan Stanley, 2.48% (1 day USD SOFR + 1.00%), due 01/21/28(b)	99,430
8,000	Morgan Stanley, 3.13%, due 07/27/26	7,973
25,000	Morgan Stanley, 4.13% (1 day USD SOFR + 0.91%), due 10/18/29(b)	24,715
20,000	Morgan Stanley, 4.24% (1 day USD SOFR + 0.80%), due 01/09/30(b)	19,802
235,000	Morgan Stanley, 4.43% (3 mo. USD Term SOFR + 1.89%), due 01/23/30(b)	233,999
43,000	Morgan Stanley, 4.99% (1 day USD SOFR + 1.38%), due 04/12/29(b)	43,400
20,000	Morgan Stanley, 5.04% (1 day USD SOFR + 1.22%), due 07/19/30(b)	20,235
2,000	Morgan Stanley, 5.07% (1 day USD SOFR + 1.18%), due 01/30/37(b)	1,960
28,000	Morgan Stanley, 5.16% (1 day USD SOFR + 1.59%), due 04/20/29(b)	28,327
40,000	Morgan Stanley, 5.17% (1 day USD SOFR + 1.45%), due 01/16/30(b)	40,569
20,000	Morgan Stanley, 5.19% (1 day USD SOFR + 1.51%), due 04/17/31(b)	20,303
27,000	Morgan Stanley, 5.23% (1 day USD SOFR + 1.11%), due 01/15/31(b)	27,421
200,000	Morgan Stanley, 5.66% (1 day USD SOFR + 1.26%), due 04/18/30(b)	205,775
2,000	Morgan Stanley, 5.66% (1 day USD SOFR + 1.76%), due 04/17/36(b)	2,049
350,000	Morgan Stanley Bank NA, 5.02% (1 day USD SOFR + 0.91%), due 01/12/29(b)	353,804
180,000	National Rural Utilities Cooperative Finance Corp., 3.95%, due 12/10/27	179,210
61,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27	60,896
15,000	National Rural Utilities Cooperative Finance Corp., 4.15%, due 08/25/28	14,954
13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29	13,282
10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,081
270,000	NatWest Markets PLC, 4.65%, due 03/27/29 144A	270,782
50,000	Nevada Power Co., 2.40%, due 05/01/30	46,146
64,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	62,806
52,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	49,320
85,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	85,326
71,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	71,595
37,000	NextEra Energy Capital Holdings, Inc., 5.05%, due 03/15/30	37,704
400,000	Nippon Life Insurance Co., 4.75%, due 04/02/31(e) 144A	401,149
175,000	NiSource, Inc., 5.20%, due 07/01/29	178,525
155,000	Nordson Corp., 4.50%, due 12/15/29	154,706
8,000	Northrop Grumman Corp., 4.65%, due 07/15/30	8,049
15,000	Novartis Capital Corp., 3.80%, due 09/18/29	14,809
45,000	Novartis Capital Corp., 4.10%, due 03/16/29	44,952
45,000	Novartis Capital Corp., 4.40%, due 03/18/31(d)	45,000
250,000	NTT Finance Corp., 4.62%, due 07/16/28 144A	250,991
28,000	Nucor Corp., 4.65%, due 06/01/30	28,283
71,000	Nutrien Ltd., 5.20%, due 06/21/27	71,712
50,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, due 08/19/28	49,779
200,000	OGE Energy Corp., 5.45%, due 05/15/29	204,954
40,000	Omnicom Group, Inc., 4.20%, due 03/02/29	39,583
36,000	ONE Gas, Inc., 5.10%, due 04/01/29	36,746
32,000	Oracle Corp., 2.65%, due 07/15/26	31,829
100,000	Oracle Corp., 4.45%, due 09/26/30	96,394
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
135,000	Oracle Corp., 4.55%, due 02/04/29	133,320
14,000	Oracle Corp., 4.80%, due 08/03/28	14,008
21,000	PACCAR Financial Corp., 4.00%, due 08/08/28	20,990
30,000	PACCAR Financial Corp., 4.00%, due 11/07/28	29,915
26,000	PACCAR Financial Corp., 4.00%, due 09/26/29	25,839
15,000	Pacific Life Global Funding II, 2.45%, due 01/11/32 144A	13,284
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	30,879
33,000	PepsiCo, Inc., 4.10%, due 01/15/29	32,988
21,000	PepsiCo, Inc., 4.30%, due 07/23/30(d)	21,060
50,000	Pfizer, Inc., 4.16% (1 day USD SOFR + 0.50%), due 11/15/27(b)	50,012
73,000	Philip Morris International, Inc., 4.13%, due 04/28/28	72,890
29,000	Philip Morris International, Inc., 4.88%, due 02/13/29	29,437
15,000	Philip Morris International, Inc., 5.13%, due 02/13/31	15,354
95,000	Pinnacle West Capital Corp., 4.90%, due 05/15/28	95,760
11,000	Pinnacle West Capital Corp., 5.15%, due 05/15/30	11,173
40,000	PNC Financial Services Group, Inc., 4.08% (1 day USD SOFR + 0.61%), due 01/26/29(b)	39,804
240,000	PNC Financial Services Group, Inc., 6.62% (1 day USD SOFR Index + 1.73%), due 10/20/27(b)	242,798
50,000	Principal Life Global Funding II, 4.45%, due 01/13/31 144A	49,357
225,000	Principal Life Global Funding II, 5.10%, due 01/25/29 144A	228,634
221,000	Private Export Funding Corp., 4.50%, due 02/07/27 144A	221,490
53,000	Prologis LP, 4.88%, due 06/15/28	53,649
100,000	Public Service Co. of Colorado, 4.15%, due 03/13/29	99,732
80,000	Public Service Electric & Gas Co., 3.65%, due 09/01/28	78,918
66,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	67,477
125,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	129,074
21,000	Quanta Services, Inc., 4.30%, due 08/09/28	20,973
85,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	85,412
17,000	RELX Capital, Inc., 4.75%, due 03/27/30	17,134
53,000	Rio Tinto Finance USA PLC, 4.50%, due 03/14/28	53,270
36,000	Rogers Communications, Inc., 5.00%, due 02/15/29	36,376
121,000	Roper Technologies, Inc., 4.25%, due 09/15/28	120,260
8,000	Royal Bank of Canada, 4.50% (1 day USD SOFR + 0.89%), due 08/06/29(b)	8,002
44,000	Royal Bank of Canada, 4.52% (1 day USD SOFR Index + 0.86%), due 10/18/28(b)	44,064
34,000	Royal Bank of Canada, 4.72% (1 day USD SOFR Index + 0.81%), due 03/27/28(b)	34,132
35,000	Royal Bank of Canada, 4.95%, due 02/01/29	35,618
325,000	Royal Bank of Canada, 4.97% (1 day USD SOFR + 0.83%), due 01/24/29(b)	328,163
37,000	Royal Bank of Canada, 4.97% (1 day USD SOFR + 1.10%), due 08/02/30(b)	37,477
30,000	RTX Corp., 3.50%, due 03/15/27	29,796
11,000	Ryder System, Inc., 4.95%, due 09/01/29	11,147
71,000	Ryder System, Inc., 5.25%, due 06/01/28	72,149
21,000	S&P Global, Inc., 2.95%, due 03/01/29	20,233
415,000	Salesforce, Inc., 4.65%, due 03/15/29	415,925
100,000	SCE Recovery Funding LLC, 4.45%, due 03/15/36	99,081
7,000	Sempra, 5.40%, due 08/01/26	7,012
36,000	Sherwin-Williams Co., 4.30%, due 08/15/28	35,931
23,000	Sherwin-Williams Co., 4.50%, due 08/15/30	22,965
83,000	Smith & Nephew PLC, 5.15%, due 03/20/27	83,439
190See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
11,000	Solventum Corp., 5.40%, due 03/01/29	11,254
85,000	Southern California Edison Co., 3.65%, due 03/01/28	83,685
250,000	Southern California Gas Co., 2.95%, due 04/15/27	246,758
29,000	Southern Co., 5.50%, due 03/15/29	29,886
50,000	Southern Co. Gas Capital Corp., 4.05%, due 09/15/28	49,642
65,000	Southern Power Co., 4.25%, due 10/01/30	64,188
200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	199,034
69,000	Sprint Capital Corp., 6.88%, due 11/15/28	72,968
200,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	201,026
46,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	47,441
65,000	Starbucks Corp., 4.50%, due 05/15/28	65,143
17,000	State Street Corp., 3.03% (1 day USD SOFR + 1.49%), due 11/01/34(b)	16,007
67,000	State Street Corp., 4.53% (1 day USD SOFR + 1.02%), due 02/20/29(b)	67,392
60,000	State Street Corp., 4.54%, due 02/28/28	60,432
55,000	Steel Dynamics, Inc., 4.00%, due 12/15/28	54,441
61,000	Stryker Corp., 3.65%, due 03/07/28	60,362
76,000	Stryker Corp., 4.70%, due 02/10/28	76,687
60,000	Synopsys, Inc., 4.65%, due 04/01/28	60,240
25,000	Targa Resources Corp., 4.35%, due 01/15/29	24,901
125,000	Targa Resources Corp., 6.15%, due 03/01/29	130,253
100,000	TD SYNNEX Corp., 4.30%, due 01/17/29	98,912
82,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	78,684
9,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	8,724
36,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	36,386
73,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	72,728
48,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	48,363
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,147
234,000	Toyota Motor Credit Corp., 4.35%, due 10/08/27	234,784
25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,199
30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,241
250,000	Truist Bank, 4.14% (1 day USD SOFR + 0.91%), due 10/23/29(b)	247,668
66,000	Truist Financial Corp., 1.89% (1 day USD SOFR + 0.86%), due 06/07/29(b)	62,476
37,000	Truist Financial Corp., 5.44% (1 day USD SOFR + 1.62%), due 01/24/30(b)	37,877
35,000	Truist Financial Corp., 7.16% (1 day USD SOFR + 2.45%), due 10/30/29(b)	37,213
220,000	U.S. Bancorp, 2.22% (1 day USD SOFR + 0.73%), due 01/27/28(b)	216,192
13,000	U.S. Bancorp, 5.05% (1 day USD SOFR + 1.06%), due 02/12/31(b)	13,193
15,000	Uber Technologies, Inc., 4.30%, due 01/15/30	14,881
200,000	UBS Group AG, 3.13% (3 mo. USD LIBOR + 1.47%), due 08/13/30(b) 144A	190,266
200,000	UBS Group AG, 4.15% (1 day USD SOFR + 0.84%), due 12/23/29(b) 144A	197,745
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	245,081
82,724	United Airlines Pass-Through Trust, 3.10%, due 01/07/30	80,627
104,648	United Airlines Pass-Through Trust, 3.75%, due 03/03/28	104,416
128,672	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	128,558
2,605	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	2,650
75,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	73,661
14,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	14,171
150,000	USAA Capital Corp., 4.38%, due 06/01/28 144A	150,475
100,000	Ventas Realty LP, 3.85%, due 04/01/27	99,396
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
300,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	285,298
60,000	Veralto Corp., 5.50%, due 09/18/26	60,256
165,000	Verizon Communications, Inc., 4.33%, due 09/21/28	165,077
125,000	VICI Properties LP, 4.75%, due 02/15/28	125,160
50,000	VICI Properties LP, 4.75%, due 04/01/28	50,060
28,000	VMware LLC, 1.40%, due 08/15/26	27,709
15,000	Waste Management, Inc., 1.50%, due 03/15/31	13,040
21,000	WEC Energy Group, Inc., 2.20%, due 12/15/28	19,837
105,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	105,539
25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	23,591
299,000	Wells Fargo & Co., 3.53% (1 day USD SOFR + 1.51%), due 03/24/28(b)	296,602
79,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	78,268
25,000	Wells Fargo & Co., 4.08% (1 day USD SOFR + 0.88%), due 09/15/29(b)	24,729
200,000	Wells Fargo & Co., 4.97% (1 day USD SOFR + 1.37%), due 04/23/29(b)	201,756
53,000	Wells Fargo & Co., 5.57% (1 day USD SOFR + 1.74%), due 07/25/29(b)	54,223
25,000	Welltower OP LLC, 4.50%, due 07/01/30	25,018
54,000	Workday, Inc., 3.50%, due 04/01/27	53,540
150,000	WSP Global, Inc., 5.04%, due 09/18/31 144A	148,811
85,000	Xcel Energy, Inc., 4.75%, due 03/21/28	85,473
20,000	Zimmer Biomet Holdings, Inc., 5.05%, due 02/19/30	20,322
16,000	Zoetis, Inc., 4.15%, due 08/17/28	15,953
		35,007,463
	Mortgage Backed Securities - Private Issuers — 6.7%
142,460	A&D Mortgage Trust, Series 2025-NQM4, Class A1, 5.23%, due 10/25/70(f) 144A	142,261
90,240	Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, due 06/25/70(f) 144A	90,607
100,000	Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, due 07/05/40(g) 144A	98,706
100,000	BMP Trust, Series 2024-MF23, Class A, 5.04% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	100,040
108,705	BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.50%, due 02/25/65(g) 144A	109,200
84,644	BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, due 06/25/65(f) 144A	84,443
180,233	BRAVO Residential Funding Trust, Series 2025-NQM9, Class A1, 5.04%, due 09/25/65(f) 144A	179,678
149,411	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.64% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	149,342
167,856	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 5.17% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	168,212
86,725	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.36% (1 mo. USD Term SOFR + 1.69%), due 08/15/41(b) 144A	86,917
66,257	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 5.31% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	66,335
95,828	BX Commercial Mortgage Trust, Series 2025-BCAT, Class A, 5.05% (1 mo. USD Term SOFR + 1.38%), due 08/15/42(b) 144A	95,957
250,000	BX Commercial Mortgage Trust, Series 2026-ALOHA, Class A, 5.05% (1 mo. USD Term SOFR + 1.35%), due 04/15/43(b)(e) 144A	250,257
200,000	BX Commercial Mortgage Trust, Series 2026-XL6, Class A, 4.87% (1 mo. USD Term SOFR + 1.20%), due 03/15/43(b) 144A	199,775
152,205	BX Trust, Series 2022-VAMF, Class A, 4.52% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	152,138
192See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
75,270	BX Trust, Series 2024-FNX, Class A, 5.11% (1 mo. USD Term SOFR + 1.44%), due 11/15/41(b) 144A	75,359
86,538	BX Trust, Series 2024-PALM, Class A, 5.21% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	86,583
100,000	BX Trust, Series 2025-DIME, Class A, 4.82% (1 mo. USD Term SOFR + 1.15%), due 02/15/35(b) 144A	99,595
200,000	BX Trust, Series 2025-VOLT, Class A, 5.37% (1 mo. USD Term SOFR + 1.70%), due 12/15/44(b) 144A	199,739
250,000	BX Trust, Series 2026-RISE, Class A, 4.97% (1 mo. USD Term SOFR + 1.30%), due 04/15/41(b)(e) 144A	250,260
200,000	Chase Home Lending Mortgage Trust, Series 2026-3, Class A9B, 5.00%, due 01/25/57(g) 144A	195,530
200,000	CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 5.07% (1 mo. USD Term SOFR + 1.40%), due 10/15/37(b) 144A	200,160
125,000	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36%, due 07/10/28(g) 144A	128,893
125,000	DK Trust, Series 2025-LXP, Class A, 5.27% (1 mo. USD Term SOFR + 1.59%), due 08/15/37(b) 144A	125,193
200,000	Extended Stay America Trust, Series 2025-ESH, Class A, 4.97% (1 mo. USD Term SOFR + 1.30%), due 10/15/42(b) 144A	200,263
99,068	Extended Stay America Trust, Series 2026-ESH2, Class A, 4.87% (1 mo. USD Term SOFR + 1.20%), due 02/15/43(b) 144A	99,196
109,536	JP Morgan Mortgage Trust, Series 2024-8, Class A3, 5.50%, due 01/25/55(g) 144A	109,075
41,920	JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1, 5.57%, due 09/25/65(g) 144A	42,116
143,475	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1A, 4.88%, due 05/25/66(f) 144A	142,502
100,000	JW Trust, Series 2024-BERY, Class A, 5.27% (1 mo. USD Term SOFR + 1.59%), due 11/15/39(b) 144A	100,130
99,172	KIND Trust, Series 2021-KIND, Class A, 4.74% (1 mo. USD Term SOFR + 1.06%), due 08/15/38(b) 144A	98,698
200,000	KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.27% (1 mo. USD Term SOFR + 1.59%), due 12/15/42(b) 144A	199,779
200,000	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class B, 5.47% (1 mo. USD Term SOFR + 1.80%), due 09/15/40(b) 144A	199,339
79,394	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, due 05/25/65(f) 144A	79,706
81,245	OBX Trust, Series 2025-NQM15, Class A1, 5.14%, due 07/27/65(f) 144A	81,188
98,365	OBX Trust, Series 2026-J1, Class AF, 5.01% (30 day USD SOFR Average + 1.35%), due 02/25/56(b) 144A	98,417
100,000	ORL Trust, Series 2024-GLKS, Class A, 5.17% (1 mo. USD Term SOFR + 1.49%), due 12/15/39(b) 144A	100,125
125,000	PRM5 Trust, Series 2025-PRM5, Class A, 4.17%, due 03/10/33(g) 144A	124,290
200,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 4.67% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,917
125,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.12% (1 mo. USD Term SOFR + 1.44%), due 02/15/42(b) 144A	123,631
83,365	THPT Mortgage Trust, Series 2023-THL, Class A, 7.00%, due 12/10/34(g) 144A	83,987
202,729	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A3, 3.06%, due 06/15/52	194,030
100,000	Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class A, 4.76%, due 03/15/38(g) 144A	100,034
		5,711,603
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — 7.8%
234,051	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	229,083
84,021	Federal Home Loan Mortgage Corp., Pool # RC2071, 2.00%, due 06/01/36	77,749
81,121	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	78,910
223,622	Federal Home Loan Mortgage Corp., Pool # WN2035, 2.05%, due 10/01/26	220,949
87,791	Federal Home Loan Mortgage Corp. REMIC, Series 5583, Class FA, 4.91%, (30 day USD SOFR Average + 1.25%), due 10/25/55(b)	88,340
131,537	Federal Home Loan Mortgage Corp. REMIC, Series 5483, Class FD, 4.96%, (30 day USD SOFR Average + 1.30%), due 12/25/54(b)	132,408
207,702	Federal Home Loan Mortgage Corp. REMIC, Series 5472, Class FE, 5.01%, (30 day USD SOFR Average + 1.35%), due 11/25/54(b)	209,352
171,718	Federal Home Loan Mortgage Corp. REMIC, Series 5502, Class FH, 5.06%, (30 day USD SOFR Average + 1.40%), due 02/25/55(b)	173,273
174,034	Federal Home Loan Mortgage Corp. REMIC, Series 5507, Class FG, 5.06%, (30 day USD SOFR Average + 1.40%), due 02/25/55(b)	175,636
250,750	Federal Home Loan Mortgage Corp. REMIC, Series 5410, Class DF, 5.11%, (30 day USD SOFR Average + 1.45%), due 05/25/54(b)	253,814
339,031	Federal Home Loan Mortgage Corp. REMIC, Series 5486, Class FA, 5.11%, (30 day USD SOFR Average + 1.45%), due 12/25/54(b)	342,147
115,000	Federal National Mortgage Association, Pool # AN1371, 2.68%, due 06/01/28	112,026
160,000	Federal National Mortgage Association, Pool # AN2855, 2.22%, due 09/01/26	158,546
140,142	Federal National Mortgage Association, Pool # AN5377, 3.02%, due 05/01/27	138,649
168,116	Federal National Mortgage Association, Pool # AN5688, 3.12%, due 06/01/27	166,314
189,612	Federal National Mortgage Association, Pool # AN7475, 3.06%, due 11/01/27	186,829
165,000	Federal National Mortgage Association, Pool # BL2331, 2.91%, due 04/01/26	164,567
275,000	Federal National Mortgage Association, Pool # BL6406, 1.63%, due 05/01/27	267,787
262,444	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	255,200
315,417	Federal National Mortgage Association, Pool # BM4163, 3.23%, due 03/01/27(g)	313,265
230,000	Federal National Mortgage Association, Pool # BS3066, 1.39%, due 11/01/28	214,924
100,000	Federal National Mortgage Association, Pool # BZ1447, 4.71%, due 07/01/29	101,534
155,000	Federal National Mortgage Association, Pool # BZ2304, 3.88%, due 11/01/29	153,784
100,000	Federal National Mortgage Association, Pool # BZ4079, 5.02%, due 06/01/30	102,947
61,630	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	61,340
149,136	Federal National Mortgage Association, Pool # MA4053, 2.50%, due 06/01/35	141,542
244,935	Federal National Mortgage Association REMIC, Series 2006-83, Class FG, 4.28%, (30 day USD SOFR Average + 0.61%), due 09/25/36(b)	243,921
202,030	Federal National Mortgage Association REMIC, Series 2024-103, Class FH, 4.91%, (30 day USD SOFR Average + 1.25%), due 01/25/55(b)	203,201
287,295	Federal National Mortgage Association REMIC, Series 2024-88, Class DF, 4.91%, (30 day USD SOFR Average + 1.25%), due 12/25/54(b)	289,055
189,490	Federal National Mortgage Association REMIC, Series 2024-15, Class FD, 5.01%, (30 day USD SOFR Average + 1.35%), due 04/25/54(b)	190,878
88,478	Federal National Mortgage Association-ACES, Series 2016-M6, Class A2, 2.49%, due 05/25/26	88,187
65,971	Federal National Mortgage Association-ACES, Series 2017-M13, Class A2, 2.93%, due 09/25/27(g)	64,998
79,935	Federal National Mortgage Association-ACES, Series 2017-M15, Class ATS2, 3.16%, due 11/25/27(g)	79,063
182,123	Federal National Mortgage Association-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27(g)	180,252
173,877	Federal National Mortgage Association-ACES, Series 2025-M3, Class A2, 2.28%, due 12/25/26(g)	171,995
194See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2026
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
154,700	Government National Mortgage Association REMIC, Series 2020-H13, Class FC, 4.23%, (1 mo. USD Term SOFR + 0.56%), due 07/20/70(b)	153,605
95,137	Government National Mortgage Association REMIC, Series 2016-H16, Class FE, 5.16%, (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	96,055
133,220	Government National Mortgage Association REMIC, Series 2024-64, Class UF, 4.92%, (30 day USD SOFR Average + 1.25%), due 04/20/54(b)	133,922
111,640	Government National Mortgage Association REMIC, Series 2025-89, Class FG, 5.07%, (30 day USD SOFR Average + 1.40%), due 05/20/55(b)	112,620
55,460	Government National Mortgage Association REMIC, Series 2025-89, Class FB, 5.12%, (30 day USD SOFR Average + 1.45%), due 05/20/55(b)	56,001
		6,584,668
	Sovereign Debt Obligation — 0.2%
135,000	Asian Development Bank, 4.38%, due 12/30/26	135,138
	U.S. Government and Agency Obligations — 18.3%
850,000	U.S. Treasury Notes, 3.50%, due 01/15/29	842,828
2,739,900	U.S. Treasury Notes, 3.50%, due 03/15/29	2,715,819
250,000	U.S. Treasury Notes, 3.63%, due 08/31/29	248,120
1,919,700	U.S. Treasury Notes, 3.88%, due 03/31/28	1,922,624
5,010,000	U.S. Treasury Notes, 3.88%, due 06/30/30	5,002,857
1,750,000	U.S. Treasury Notes, 3.88%, due 07/31/30	1,747,300
1,005,400	U.S. Treasury Notes, 3.88%, due 03/31/31	1,002,219
800,000	U.S. Treasury Notes, 4.00%, due 01/15/27	801,640
300,000	U.S. Treasury Notes, 4.00%, due 02/28/30	301,160
500,000	U.S. Treasury Notes, 4.13%, due 03/31/29	504,238
2,900	U.S. Treasury Notes, 4.13%, due 02/15/36	2,855
412,000	U.S. Treasury Notes, 4.25%, due 03/31/33	414,865
		15,506,525
	TOTAL DEBT OBLIGATIONS (COST $83,067,377)	83,193,395

	SHORT-TERM INVESTMENT — 0.3%
	Mutual Fund - Securities Lending Collateral — 0.3%
224,618	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(h)(i)	224,618
	TOTAL SHORT-TERM INVESTMENT (COST $224,618)	224,618
	TOTAL INVESTMENTS — 98.5% (Cost $83,291,995)	83,418,013
	Other Assets and Liabilities (net) — 1.5%	1,284,081
	NET ASSETS — 100.0%	$84,702,094

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of March 31, 2026.
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
(c)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(d)	All or a portion of this security is out on loan.
(e)	When-issued security.
(f)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(g)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	The rate disclosed is the 7-day net yield as of March 31, 2026.
(i)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at year end is $24,349,358 which represents 28.7% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
49	U.S. Treasury Note 2-Year	Jun 2026	$10,164,820	$(71,702)
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Market Value
750,000	USD	06/20/31	1.00%	Quarterly	CDX.NA.IG.S46**	$0	$12,555	$12,555
Total Sell Protection						$0	$12,555	$12,555

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Index
196See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026
Abbreviations
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
TBD	—	To Be Determined
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2026

Asset Class Summary	% of Net Assets
Corporate Debt	41.3
Asset Backed Securities	22.1
U.S. Government and Agency Obligations	18.3
Mortgage Backed Securities - U.S. Government Agency Obligations	7.8
Mortgage Backed Securities - Private Issuers	6.7
Bank Loans	1.8
Sovereign Debt Obligation	0.2
Centrally Cleared Credit Default Swap	0.0*
Futures Contract	(0.1)
Short-Term Investment	0.3
Other Assets and Liabilities (net)	1.6
100.0%

*	Amount rounds to zero.
198See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities
March 31, 2026

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund
Assets
Investments in securities, at value(a)(b)	1,648,557,178	1,257,897,907	4,284,223,016
Foreign currency, at value(c)	—	8,323,351	15,405,035
Cash and cash equivalents	65,439,877	75,518,014	225,739,933
Receivable for investments sold	3,161,096	10,688,878	24,712,943
Receivable for Fund shares issued	1,061,778	56,140,663	9,714,471
Dividend and interest receivable	1,142,063	4,219,293	15,334,023
Cash collateral held at broker on open futures contracts	4,298,000	5,042,128	7,805,000
Receivable for variation margin on open futures contracts	1,415,306	4,026,300	6,469,446
Foreign tax reclaims receivable	—	32,583	14,004,847
Securities lending income receivable	20,337	29,295	81,321
Prepaid expenses	10,277	6,868	23,473
Receivable from affiliate for advisory fee waived	1,986,262	1,859,755	4,165,617
Total assets	1,727,092,174	1,423,785,035	4,607,679,125
Liabilities
Payable for investments purchased	1,092,722	57,873,239	30,843,884
Obligation to return securities lending collateral	6,193,268	4,667,854	68,911,201
Payable for Fund shares repurchased	8,725,291	12,836,781	96,140,154
Payable for foreign capital gains tax	—	622,191	69,738
Payable to affiliates for:
Accrued advisory fees	3,749,889	2,617,930	7,812,215
Trustees fees	862	16,463	32,718
Administrative service fees - Class I	2,521	91	216,794
Accrued expenses	230,976	384,218	771,190
Total liabilities	19,995,529	79,018,767	204,797,894
Net assets	$1,707,096,645	$1,344,766,268	$4,402,881,231

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
March 31, 2026

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund
Net assets consist of:
Paid-in capital	1,424,274,173	$1,370,210,675	$3,438,254,541
Distributable earnings (Accumulated loss)	282,822,472	(25,444,407)	964,626,690
Net assets	$1,707,096,645	$1,344,766,268	$4,402,881,231
Net assets attributable to:
Class Y-3	$1,700,653,317	$1,344,557,080	$3,889,030,987
Class I	$6,443,328	$209,188	$513,850,244
Shares outstanding:
Class Y-3	150,962,147	135,592,914	316,337,737
Class I	572,995	21,108	41,947,519
Net asset value per unit:
Class Y-3	$11.27	$9.92	$12.29
Class I	$11.25	$9.91	$12.25
(a) Investments in securities, at cost	$1,424,830,656	$1,143,919,587	$3,505,622,207
(b) Securities loaned, at value	$79,149,287	$36,467,859	$175,070,395
(c) Foreign currency, at cost	$—	$8,327,062	$15,524,983
200See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
March 31, 2026

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Assets
Investments in securities, at value(a)(b)	1,539,262,473	2,212,313,215	83,418,013
Repurchase Agreements, at value(c)	—	40,500,000	—
Total investments, at value	1,539,262,473	2,252,813,215	83,418,013
Foreign currency, at value(d)	6,501	13,393,912	—
Cash and cash equivalents	10,291,790	28,634,073	1,495,846
Receivable for investments sold	8,125,269	56,112,891	1,947,393
Receivable for TBA and/or when-issued securities sold	10,517,720	218,194,560	—
Receivable for Fund shares issued	1,797,958	362,272	439,355
Dividend and interest receivable	11,451,826	25,480,934	524,664
Cash collateral held at broker on open centrally cleared swap contracts	—	9,816,354	300,000
Cash collateral held at broker on TBA transactions	—	80,000	—
Cash collateral held at broker on open futures contracts	—	2,112,000	58,825
Unrealized appreciation on open forward foreign currency contracts	489,385	5,274,550	—
Receivable for variation margin on open futures contracts	59,918	704,871	3,814
Receivable for expenses reimbursed from affiliate	—	—	48,279
OTC — Swap contracts, at value (up-front net premiums paid of $1,881, $547,008 and $—, respectively)	1,381	481,852	—
Receivable for variation margin on open centrally cleared swap contracts	35,749	1,806,004	617
Foreign tax reclaims receivable	—	19,632	28
Receivable for swap contract premiums	—	—	388
Securities lending income receivable	6,206	131,073	147
Prepaid expenses	9,190	11,735	366
Receivable from affiliate for advisory fee waived	890,965	2,190,783	38,823
Total assets	1,582,946,331	2,617,620,711	88,276,558
Liabilities
Payable for investments purchased	5,404,502	18,235,449	1,989,711
Payable for TBA and/or when-issued securities purchased	12,369,132	377,216,620	1,169,389
Obligation to return securities lending collateral	15,370,327	76,834,587	224,618
Payable for Fund shares repurchased	2,110,718	38,489,998	16,291
Payable for closed centrally cleared swap contracts	—	58,324	—
Unrealized depreciation on open forward foreign currency contracts	91,417	1,776,945	—
OTC — Swap contracts, at value (up-front net premiums received of $217, $451,659 and $—, respectively)	123	614,679	—
Cash collateral due to broker on open OTC financial derivative instruments	491,081	3,970,000	—
Written options, at value(e)	—	1,205,437	—
TBA Sale Commitments, at value(f)	5,237,070	—	—
Income distribution payable	67,493	24,751	5
Payable for reverse repurchase agreements	—	995,256	—
Interest payable for reverse repurchase agreements	—	3,580	—
Payable to affiliates for:
Accrued advisory fees	1,185,938	4,064,788	61,299
Trustees fees	—	17,909	1,446
Administrative service fees - Class I	6,106	375	—
Interest payable on TBA securities	4,333	—	—
Unrealized loss on unfunded loan commitments	—	12,981	—
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
March 31, 2026

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Accrued expenses	240,842	417,172	111,705
Total liabilities	42,579,082	523,938,851	3,574,464
Net assets	$1,540,367,249	$2,093,681,860	$84,702,094

202See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
March 31, 2026

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Net assets consist of:
Paid-in capital	$1,754,253,210	$2,268,088,881	$84,572,340
Distributable earnings (Accumulated loss)	(213,885,961)	(174,407,021)	129,754
Net assets	$1,540,367,249	$2,093,681,860	$84,702,094
Net assets attributable to:
Class Y-3	$1,524,696,624	$2,092,925,716	$84,701,994
Class I	$15,670,625	$756,144	$100*
Shares outstanding:
Class Y-3	172,030,835	253,418,668	8,439,437
Class I	1,765,856	91,633	10*
Net asset value per unit:
Class Y-3	$8.86	$8.26	$10.04
Class I	$8.87	$8.25	$10.03*
(a) Investments in securities, at cost	$1,569,496,189	$2,239,453,180	$83,291,995
(b) Securities loaned, at value	$21,823,499	$80,972,820	$220,587
(c) Repurchase agreements, at cost	$—	$40,500,000	$—
(d) Foreign currency, at cost	$6,528	$13,614,466	$—
(e) Premiums on written options	$—	$1,247,556	$—
(f) Proceeds for TBA Sale Commitments	$5,324,668	$—	$—

*	The Class commenced operations on December 30, 2025.
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations
Year Ended March 31, 2026

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund
Investment Income:
Dividends	$20,374,886	$34,653,737	$118,319,265
Interest	1,494,887	1,448,173	4,870,573
Withholding taxes	(21,571)	(3,814,395)	(11,459,969)
Securities lending income	155,372	313,274	579,261
Other income	413,902	11	32,059
Total investment income	22,417,476	32,600,800	112,341,189
Expenses:
Advisory fees	14,358,025	9,197,654	28,111,019
Custodian and fund accounting fees	295,368	435,344	892,110
Audit and tax fees	66,449	78,439	74,932
Transfer agent fees	48,132	46,258	61,345
Legal fees	346,156	256,869	883,265
Trustees fees	158,990	123,794	404,884
Registration fees	50,973	44,547	71,965
Administration service fees:
Class I	15,613	966	749,448
Shareholder service fees:
Class I	10,408	641	492,061
Miscellaneous	132,903	140,692	395,416
Total expenses	15,483,017	10,325,204	32,136,445
Advisory fee waiver	(7,727,107)	(6,135,867)	(15,326,146)
Net expenses	7,755,910	4,189,337	16,810,299
Net investment income	14,661,566	28,411,463	95,530,890
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	134,014,935	81,572,987 (a)	499,043,199 (a)
Closed futures contracts	5,527,919	13,549,911	12,337,579
Foreign currency related transactions	—	(880,874)	(1,589,647)
Net realized gain (loss)	139,542,854	94,242,024	509,791,131
Change in net unrealized appreciation (depreciation) on:
Investments in securities	78,422,492	184,292,786 (b)	311,487,914 (b)
Open futures contracts	(108,233)	(229,751)	733,032
Foreign currency related translations	—	(50,504)	711,106
Change in net unrealized appreciation (depreciation)	78,314,259	184,012,531	312,932,052
Net realized and unrealized gain	217,857,113	278,254,555	822,723,183
Net increase in net assets resulting from operations	$232,518,679	$306,666,018	$918,254,073
(a) Net of foreign capital gains tax	$—	$17,008	$10,510
(b) Including net increase (decrease) in accrued foreign capital gains taxes	$—	$(566,631)	$67,916

204See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations (Continued)
Year Ended March 31, 2026

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Investment Income:
Dividends	$—	$2,900,493	$—
Interest	70,717,171	131,562,196	3,319,427
Withholding taxes	—	(193,799)	—
Securities lending income	72,029	480,682	1,195
Other income	76,985	28,199	84
Total investment income	70,866,185	134,777,771	3,320,706
Expenses:
Advisory fees	4,966,904	14,794,557	216,270
Custodian and fund accounting fees	316,374	609,877	63,428
Audit and tax fees	85,576	88,363	61,447
Transfer agent fees	58,575	53,585	24,785
Legal fees	321,510	426,362	16,235
Trustees fees	155,227	200,313	7,960
Registration fees	53,652	49,912	36,350
Administration service fees:
Class I	29,407	4,570	—
Shareholder service fees:
Class I	19,383	3,043	—
Dividends on securities sold short	—	8,909	—
Miscellaneous	115,095	132,609	14,588
Total expenses	6,121,703	16,372,100	441,063
Advisory fee waiver	(3,692,124)	(8,105,823)	(134,457)
Expense reimbursement	—	—	(162,426)
Net expenses	2,429,579	8,266,277	144,180
Net investment income	68,436,606	126,511,494	3,176,526
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(18,050,769)	(6,292,117)(a)	340,884
TBA Sale Commitments	—	(22,943)	—
Purchased option contracts	(678)	(52)	—
Swap contracts	(172,127)	7,946,338	1,899
Closed futures contracts	24,254	(3,310,890)	17,567
Written option contracts	32,872	177,819	—
Forward foreign currency contracts	(2,724,987)	(3,458,733)	—
Foreign currency related transactions	88,929	723,481	—
Net realized gain (loss)	(20,802,506)	(4,237,097)	360,350
Change in net unrealized appreciation (depreciation) on:
Investments in securities	16,489,073	229,141 (b)	(412,276)
Purchased option contracts	—	1,590	—
Unfunded loan commitments	—	(12,981)	—
TBA sale commitments	86,974	—	—
Swap contracts	884	2,237,230	—
Open futures contracts	(1,252,021)	(2,895,200)	(97,503)
Written option contracts	419	42,119	—
Forward foreign currency contracts	1,175,173	4,271,868	—
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations (Continued)
Year Ended March 31, 2026

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Foreign currency related translations	(2,645)	(88,856)	—
Change in net unrealized appreciation (depreciation)	16,497,857	3,784,911	(509,779)
Net realized and unrealized loss	(4,304,649)	(452,186)	(149,429)
Net increase in net assets resulting from operations	$64,131,957	$126,059,308	$3,027,097
(a) Net of foreign capital gains tax	$—	$97,155	$—
(b) Including net increase (decrease) in accrued foreign capital gains taxes	$—	$27,587	$—

206See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets

	Mercer US Small/Mid Cap Equity Fund		Mercer Emerging Markets Equity Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (decrease) in Net Assets:
Operations:
Net investment income	$14,661,566	$15,456,391	$28,411,463	$23,611,277
Net realized gain	139,542,854	144,729,588	94,242,024	62,617,877
Change in net unrealized appreciation (depreciation)	78,314,259	(218,449,006)	184,012,531	(17,968,466)
Net increase (decrease) in net assets resulting from operations	232,518,679	(58,263,027)	306,666,018	68,260,688
Distributions to shareholders (See Note 2):
Class Y-3	(123,488,825)	(160,530,536)	(36,654,036)	(15,825,614)
Class I	(502,751)	(1,580,704)	(6,359)	(14,554)
Total distributions	(123,991,576)	(162,111,240)	(36,660,395)	(15,840,168)
Net share transactions (See Note 7):
Class Y-3	(34,394,841)	64,685,892	81,522,607	(347,513,187)
Class I	(10,754,133)	5,502,395	(1,194,392)	(70,155)
Increase (decrease) in net assets resulting from net shares transactions	(45,148,974)	70,188,287	80,328,215	(347,583,342)
Net increase (decrease) in net assets	63,378,129	(150,185,980)	350,333,838	(295,162,822)
Net assets:
Beginning of year	1,643,718,516	1,793,904,496	994,432,430	1,289,595,252
End of year	$1,707,096,645	$1,643,718,516	$1,344,766,268	$994,432,430
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (decrease) in Net Assets:
Operations:
Net investment income	$95,530,890	$104,644,690	$68,436,606	$92,228,264
Net realized gain (loss)	509,791,131	280,880,373	(20,802,506)	(20,566,540)
Change in net unrealized appreciation (depreciation)	312,932,052	(87,374,006)	16,497,857	44,158,648
Net increase in net assets resulting from operations	918,254,073	298,151,057	64,131,957	115,820,372
Distributions to shareholders (See Note 2):
Class Y-3	(464,466,402)	(273,386,414)	(89,569,982)	(86,206,607)
Class I	(69,261,394)	(24,006,676)	(1,037,243)	(1,249,065)
Total distributions	(533,727,796)	(297,393,090)	(90,607,225)	(87,455,672)
Net share transactions (See Note 7):
Class Y-3	147,738,672	(244,111,628)	(371,301,596)	86,796,027
Class I	149,439,552	128,717,067	(7,237,904)	(27,902,645)
Increase (decrease) in net assets resulting from net shares transactions	297,178,224	(115,394,561)	(378,539,500)	58,893,382
Net increase (decrease) in net assets	681,704,501	(114,636,594)	(405,014,768)	87,258,082
Net assets:
Beginning of year	3,721,176,730	3,835,813,324	1,945,382,017	1,858,123,935
End of year	$4,402,881,231	$3,721,176,730	$1,540,367,249	$1,945,382,017
208See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Short Duration Fixed Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (decrease) in Net Assets:
Operations:
Net investment income	$126,511,494	$128,690,471	$3,176,526	$2,854,149
Net realized gain (loss)	(4,237,097)	(28,747,866)	360,350	179,225
Change in net unrealized appreciation (depreciation)	3,784,911	(20,678,015)	(509,779)	340,223
Net increase in net assets resulting from operations	126,059,308	79,264,590	3,027,097	3,373,597
Distributions to shareholders (See Note 2):
Class Y-3	(133,607,976)	(117,610,188)	(3,490,213)	(3,159,886)
Class I	(112,704)	(338,641)	(1)*	—
Total distributions	(133,720,680)	(117,948,829)	(3,490,214)	(3,159,886)
Net share transactions (See Note 7):
Class Y-3	248,509,884	114,810,842	21,591,616	3,255,405
Class I	(4,902,362)	403,000	101*	—
Increase in net assets resulting from net shares transactions	243,607,522	115,213,842	21,591,717	3,255,405
Net increase in net assets	235,946,150	76,529,603	21,128,600	3,469,116
Net assets:
Beginning of year	1,857,735,710	1,781,206,107	63,573,494	60,104,378
End of year	$2,093,681,860	$1,857,735,710	$84,702,094	$63,573,494

*	The Class commenced operations on December 30, 2025.
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Financial Highlights

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
For a Class Y-3 Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$10.47	$11.90	$10.16	$11.80	$13.83
Net investment income†	0.10	0.11	0.10	0.11	0.09
Net realized and unrealized gain (loss) on investments	1.56	(0.34)	2.05	(0.93)	0.49
Total from investment operations	1.66	(0.23)	2.15	(0.82)	0.58
Less dividends and distributions:
From net investment income	(0.12)	(0.11)	(0.11)	(0.10)	(0.09)
From net realized capital gains on investments	(0.74)	(1.09)	(0.30)	(0.72)	(2.52)
Total dividends and distributions	(0.86)	(1.20)	(0.41)	(0.82)	(2.61)
Net asset value, end of year	$11.27	$10.47	$11.90	$10.16	$11.80
Total investment return(a)	15.71%	(3.02)%	21.61%	(6.69)%	3.45%
Ratios/Supplemental Data:
Net investment income to average net assets	0.89%	0.90%	0.92%	1.05%	0.66%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.94%	0.92%	0.93%	0.92%	0.92%
Net expenses to average daily net assets(b)	0.47%	0.45%	0.47%	0.45%	0.46%
Portfolio turnover rate	59%	46%	44%	42%	36%
Net assets at end of year (in 000’s)	$1,700,653	$1,627,828	$1,781,436	$1,658,831	$1,774,299

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the year.
210See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$10.45	$11.89	$10.32 (a)
Net investment income†	0.07	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.56	(0.34)	1.92
Total from investment operations	1.63	(0.26)	1.97
Less dividends and distributions:
From net investment income	(0.09)	(0.09)	(0.10)
From net realized capital gains on investments	(0.74)	(1.09)	(0.30)
Total dividends and distributions	(0.83)	(1.18)	(0.40)
Net asset value, end of year	$11.25	$10.45	$11.89
Total investment return(b)	15.46%	(3.29)%	19.50%*
Ratios/Supplemental Data:
Net investment income to average net assets	0.64%	0.66%	0.63%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.18%	1.17%	1.19%**
Net expenses to average daily net assets(c)	0.71%	0.70%	0.72%**
Portfolio turnover rate	59%	46%	44%
Net assets at end of year (in 000’s)	$6,443	$15,890	$12,468

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the year.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
For a Class Y-3 Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$7.84	$7.50	$7.56	$8.57	$11.47
Net investment income†	0.22	0.17	0.17	0.23	0.19
Net realized and unrealized gain (loss) on investments	2.14	0.29	(0.05)	(1.06)	(1.82)
Total from investment operations	2.36	0.46	0.12	(0.83)	(1.63)
Less dividends and distributions:
From net investment income	(0.28)	(0.12)	(0.18)	(0.18)	(0.32)
From net realized capital gains on investments	—	—	—	—	(0.95)
Total dividends and distributions	(0.28)	(0.12)	(0.18)	(0.18)	(1.27)
Net asset value, end of year	$9.92	$7.84	$7.50	$7.56	$8.57
Total investment return(a)	30.24%	6.20%	1.60%	(9.51)%	(15.35)%
Ratios/Supplemental Data:
Net investment income to average net assets	2.43%	2.23%	2.30%	3.04%	1.75%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.88%	0.89%	0.87%	0.87%	0.87%
Net expenses to average daily net assets(b)	0.36%	0.40%	0.47%	0.49%	0.47%
Portfolio turnover rate	49%	91%	57%	95%	51%
Net assets at end of year (in 000’s)	$1,344,557	$993,231	$1,288,384	$1,581,752	$1,636,594

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the year.
212See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$7.83	$7.50	$7.59 (a)
Net investment income†	0.26	0.15	0.08
Net realized and unrealized gain (loss) on investments	2.07	0.28	— (b)
Total from investment operations	2.33	0.43	0.08
Less dividends and distributions:
From net investment income	(0.25)	(0.10)	(0.17)
Total dividends and distributions	(0.25)	(0.10)	(0.17)
Net asset value, end of year	$9.91	$7.83	$7.50
Total investment return(c)	29.95%	5.79%	1.10%*
Ratios/Supplemental Data:
Net investment income to average net assets	2.99%	1.97%	1.38%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.13%	1.14%	1.13%**
Net expenses to average daily net assets(d)	0.61%	0.64%	0.73%**
Portfolio turnover rate	49%	91%	57%
Net assets at end of year (in 000’s)	$209	$1,201	$1,211

(a)	The Class commenced operations on June 27, 2023.
(b)	Amount rounds to less than ($0.01) per share.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the year.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
For a Class Y-3 Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$11.08	$11.16	$9.78	$10.31	$12.36
Net investment income†	0.30	0.31	0.31	0.32	0.30
Net realized and unrealized gain (loss) on investments	2.58	0.52	1.44	(0.57)	(0.30)
Total from investment operations	2.88	0.83	1.75	(0.25)	—
Less dividends and distributions:
From net investment income	(0.34)	(0.57)	(0.37)	(0.05)	(0.35)
From net realized capital gains on investments	(1.33)	(0.34)	—	(0.23)	(1.70)
Total dividends and distributions	(1.67)	(0.91)	(0.37)	(0.28)	(2.05)
Net asset value, end of year	$12.29	$11.08	$11.16	$9.78	$10.31
Total investment return(a)	26.15%	7.93%	18.29%	(2.17)%	(1.07)%
Ratios/Supplemental Data:
Net investment income to average net assets	2.42%	2.76%	3.04%	3.51%	2.42%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.76%	0.75%	0.76%	0.76%	0.76%
Net expenses to average daily net assets(b)	0.39%	0.37%	0.38%	0.38%	0.39%
Portfolio turnover rate	67%	57%	43%	48%	57%
Net assets at end of year (in 000’s)	$3,889,031	$3,386,551	$3,627,146	$3,550,299	$3,689,849

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the year.
214See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$11.05	$11.14	$9.76	$10.31	$12.99 (a)
Net investment income†	0.25	0.27	0.28	0.23	0.17
Net realized and unrealized gain (loss) on investments	2.59	0.53	1.45	(0.51)	(0.82)
Total from investment operations	2.84	0.80	1.73	(0.28)	(0.65)
Less dividends and distributions:
From net investment income	(0.31)	(0.55)	(0.35)	(0.04)	(0.33)
From net realized capital gains on investments	(1.33)	(0.34)	—	(0.23)	(1.70)
Total dividends and distributions	(1.64)	(0.89)	(0.35)	(0.27)	(2.03)
Net asset value, end of year	$12.25	$11.05	$11.14	$9.76	$10.31
Total investment return(b)	25.82%	7.64%	18.08%	(2.47)%	(5.97)%*
Ratios/Supplemental Data:
Net investment income to average net assets	2.00%	2.41%	2.73%	2.54%	2.00%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.01%	1.01%	1.01%	1.02%	1.01%**
Net expenses to average daily net assets(c)	0.63%	0.62%	0.63%	0.63%	0.63%**
Portfolio turnover rate	67%	57%	43%	48%	57%
Net assets at end of year (in 000’s)	$513,850	$334,626	$208,667	$141,733	$2,971

(a)	The Class commenced operations on July 22, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the year.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
For a Class Y-3 Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$8.98	$8.92	$9.00	$9.80	$10.46
Net investment income†	0.40	0.39	0.37	0.28	0.22
Net realized and unrealized gain (loss) on investments	0.03	0.07	(0.12)	(0.79)	(0.62)
Total from investment operations	0.43	0.46	0.25	(0.51)	(0.40)
Less dividends and distributions:
From net investment income	(0.55)	(0.40)	(0.33)	(0.29)	(0.22)
From net realized capital gains on investments	—	—	—	—	(0.04)
Total dividends and distributions	(0.55)	(0.40)	(0.33)	(0.29)	(0.26)
Net asset value, end of year	$8.86	$8.98	$8.92	$9.00	$9.80
Total investment return(a)	4.74%	5.19%	2.77%	(5.20)%	(4.01)%
Ratios/Supplemental Data:
Net investment income to average net assets	4.44%	4.38%	4.13%	3.08%	2.09%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.39%	0.37%	0.38%	0.39%	0.39%
Net expenses to average daily net assets(b)	0.15%	0.14%	0.15%	0.15%	0.16%
Portfolio turnover rate(c)	125%	123%	128%(d)	203%	131%
Net assets at end of year (in 000’s)	$1,524,697	$1,922,339	$1,807,860	$1,242,702	$1,371,901

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 109%, 107%, 95%, 125%, and
96% for the years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively.

(d)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the year.
216See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$8.99	$8.92	$9.00	$9.79	$10.43 (a)
Net investment income†	0.38	0.37	0.34	0.25	0.03
Net realized and unrealized gain (loss) on investments	0.02	0.06	(0.12)	(0.78)	(0.67)
Total from investment operations	0.40	0.43	0.22	(0.53)	(0.64)
Less dividends and distributions:
From net investment income	(0.52)	(0.36)	(0.30)	(0.26)	—
Total dividends and distributions	(0.52)	(0.36)	(0.30)	(0.26)	—
Net asset value, end of year	$8.87	$8.99	$8.92	$9.00	$9.79
Total investment return(b)	4.41%	4.93%	2.50%	(5.42)%	(6.14)%*
Ratios/Supplemental Data:
Net investment income to average net assets	4.19%	4.10%	3.86%	2.77%	0.98%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.64%	0.62%	0.63%	0.64%	0.66%**
Net expenses to average daily net assets(c)	0.40%	0.39%	0.40%	0.40%	0.42%**
Portfolio turnover rate(d)	125%	123%	128%(e)	203%	131%
Net assets at end of year (in 000’s)	$15,671	$23,043	$50,264	$49,690	$94,756

(a)	The Class commenced operations on December 27, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 109%, 107%, 95%, 125% and 96%
for the years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively.

(e)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the year.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
For a Class Y-3 Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$8.24	$8.43	$8.35	$8.93	$9.58
Net investment income†	0.55	0.60	0.60	0.50	0.42
Net realized and unrealized gain (loss) on investments	0.04	(0.23)	0.02	(0.78)	(0.74)
Total from investment operations	0.59	0.37	0.62	(0.28)	(0.32)
Less dividends and distributions:
From net investment income	(0.57)	(0.56)	(0.54)	(0.30)	(0.30)
From net realized capital gains on investments	—	—	—	—	(0.03)
Total dividends and distributions	(0.57)	(0.56)	(0.54)	(0.30)	(0.33)
Net asset value, end of year	$8.26	$8.24	$8.43	$8.35	$8.93
Total investment return(a)	7.13%	4.40%	7.54%	(2.96)%	(3.44)%
Ratios/Supplemental Data:
Net investment income to average net assets	6.53%	7.04%	7.12%	6.05%	4.35%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.84%	0.84%	0.86%	0.88%	0.90%
Net expenses to average daily net assets(b)	0.43%	0.43%	0.43%	0.44%	0.45%
Portfolio turnover rate(c)	246%	77%	63%	66%	77%
Net assets at end of year (in 000’s)	$2,092,926	$1,852,266	$1,776,018	$1,332,779	$1,106,335

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 175% for the year ended March 31, 2026.
†	Computed using average shares outstanding throughout the year.
218See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$8.23	$8.42	$8.49 (a)
Net investment income†	0.51	0.57	0.44
Net realized and unrealized gain (loss) on investments	0.05	(0.22)	0.02
Total from investment operations	0.56	0.35	0.46
Less dividends and distributions:
From net investment income	(0.54)	(0.54)	(0.53)
Total dividends and distributions	(0.54)	(0.54)	(0.53)
Net asset value, end of year	$8.25	$8.23	$8.42
Total investment return(b)	6.80%	4.14%	5.53%*
Ratios/Supplemental Data:
Net investment income to average net assets	6.05%	6.79%	6.97%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.09%	1.09%	1.11%**
Net expenses to average daily net assets(c)	0.67%	0.68%	0.69%**
Portfolio turnover rate(d)	246%	77%	63%
Net assets at end of year (in 000’s)	$756	$5,470	$5,188

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 175% for the year ended March 31, 2026.
†	Computed using average shares outstanding throughout the year.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Financial Highlights (Continued)

	Year Ended March 31, 2026	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class Y-3 Share Outstanding Throughout Each Year:
Net asset value, beginning of year	$10.08	$10.04	$10.00 (a)
Net investment income†	0.44	0.50	0.17
Net realized and unrealized gain (loss) on investments	0.01	0.10	0.04
Total from investment operations	0.45	0.60	0.21
Less dividends and distributions:
From net investment income	(0.45)	(0.50)	(0.17)
From net realized capital gains on investments	(0.04)	(0.06)	—
Total dividends and distributions	(0.49)	(0.56)	(0.17)
Net asset value, end of year	$10.04	$10.08	$10.04
Total investment return(b)	4.49%	6.09%	2.15%*
Ratios/Supplemental Data:
Net investment income to average net assets	4.41%	4.97%	4.91%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.61%	0.88%	1.09%**
Net expenses to average daily net assets(c)	0.20%	0.20%	0.20%**
Portfolio turnover rate	166%	167%	118%*
Net assets at end of year (in 000’s)	$84,702	$63,573	$60,104

(a)	The Fund commenced operations on December 1, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the year.
*	Not annualized.
**	Annualized.
220See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Financial Highlights (Continued)

Period Ended March 31, 2026
For a Class I Share Outstanding Throughout The Period:
Net asset value, beginning of period	$10.11 (a)
Net investment income†	0.09
Net realized and unrealized gain (loss) on investments	(0.07)
Total from investment operations	0.02
Less dividends and distributions:
From net investment income	(0.10)
Total dividends and distributions	(0.10)
Net asset value, end of period	$10.03
Total investment return(b)	0.18%*
Ratios/Supplemental Data:
Net investment income to average net assets	3.69%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.76%**
Net expenses to average daily net assets(c)	0.44%**
Portfolio turnover rate	166%
Net assets at end of period (in 000’s)	$0 (d)

(a)	The Class commenced operations on December 30, 2025.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the period shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Amount rounds to less than $1,000.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Funds
Notes to Financial Statements
March 31, 2026

1.
Organization
Mercer Funds (the “Trust”) consists of the following six series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed and Emerging Markets is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of March 31, 2026, Class Y-3 shares and Class I shares were outstanding in each of the Funds. Class I shares of Short Duration Fixed commenced operations on December 30, 2025.
2.
Significant accounting policies
The following are significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(a) Significant accounting policies - adopted
An Operating Segment is defined in FASB Accounting Standard Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity's chief decision maker (“CODM”) in making resource allocation a decision and assessing segment performance, and for which discrete financial information is available” Each of the Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees of the Trust (the “Board”), the Chief Executive Officer acts as the Funds' CODM, assessing performance and making decisions about resource allocation within each of the Funds. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Funds' financial statements. Adoption of the new standard impacted the Funds' financial statement note disclosures only and did not affect any of the Funds' financial position or the results of their operations.
(b) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.
The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board, has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Fixed income securities are valued using a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the year ended March 31, 2026, substantially all foreign equity securities held by Non-US Core Equity and Emerging Markets may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 — quoted prices unadjusted in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” or “TBA” commitments or when-issued securities approximate fair value and are determined using Level 2 inputs as of March 31, 2026. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts, options, forward foreign currency contracts and swap contracts are determined using Level 1 inputs as of March 31, 2026.
The following is a summary of the portfolio securities by level based on inputs used as of March 31, 2026 in valuing the assets and liabilities of the Funds for which fair valuation was used:
Small/Mid Cap
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,642,363,910	$—	$—	$1,642,363,910
Short-Term Investment
Mutual Fund - Securities Lending Collateral	6,193,268	—	—	6,193,268

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$295,497	$—	$—	$295,497
Total	$1,648,852,675	$—	$—	$1,648,852,675

†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$1,946,813	$—	$1,946,813
Brazil	76,913,450	—	—	76,913,450
Canada	3,997,269	—	—	3,997,269
Chile	9,784,351	—	—	9,784,351
China	18,084,091	292,948,902	—	311,032,993
Colombia	1,359,719	—	—	1,359,719
Czech Republic	—	1,037,349	—	1,037,349
Greece	—	3,480,186	—	3,480,186
Hong Kong	—	5,416,166	—	5,416,166
Hungary	—	8,337,496	—	8,337,496
India	10,668,357	130,041,243	—	140,709,600
Indonesia	—	13,340,750	—	13,340,750
Italy	—	2,447,863	—	2,447,863
Japan	—	1,554,954	—	1,554,954
Kazakhstan	3,702,759	—	—	3,702,759
Kuwait	—	5,914,020	—	5,914,020
Luxembourg	—	248,221	—	248,221
Macau	—	3,327,511	—	3,327,511
Malaysia	—	11,697,389	—	11,697,389
Mexico	36,972,989	—	0*	36,972,989
Netherlands	—	3,671,855	—	3,671,855
Panama	2,890,806	—	—	2,890,806
Peru	11,700,045	—	—	11,700,045
Philippines	—	2,465,275	—	2,465,275
Poland	—	8,786,274	—	8,786,274

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Portugal	$—	$3,661,714	$—	$3,661,714
Qatar	—	5,497,287	—	5,497,287
Russia	—	—	0*	0
Saudi Arabia	—	24,681,695	—	24,681,695
Singapore	2,055,758	—	—	2,055,758
South Africa	4,215,662	30,316,535	—	34,532,197
South Korea	3,288,646	160,672,226	—	163,960,872
Taiwan	—	246,175,140	—	246,175,140
Thailand	—	17,243,319	—	17,243,319
Turkey	—	10,494,705	—	10,494,705
United Arab Emirates	—	9,406,103	—	9,406,103
United Kingdom	—	1,397,428	—	1,397,428
United States	6,156,761	2,978,814	—	9,135,575
Vietnam	—	9,295,751	—	9,295,751
Zambia	6,779,435	—	—	6,779,435
Total Common Stocks	198,570,098	1,018,482,984	0	1,217,053,082
Preferred Stocks
Brazil	24,741,345	—	—	24,741,345
India	16,332	—	—	16,332
South Korea	—	11,419,294	—	11,419,294
Total Preferred Stocks	24,757,677	11,419,294	—	36,176,971
Short-Term Investment
Mutual Fund - Securities Lending Collateral	4,667,854	—	—	4,667,854
Total	$227,995,629	$1,029,902,278	$0	$1,257,897,907

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(527,237)	$—	$—	$(527,237)
Total	$(527,237)	$—	$—	$(527,237)

*	Represents one or more Level 3 securities at $0 value as of March 31, 2026.
†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$32,708,524	$114,352,708	$—	$147,061,232
Austria	—	26,485,479	—	26,485,479
Belgium	—	13,416,314	—	13,416,314
Brazil	41,557,951	2,968,381	—	44,526,332
Burkina Faso	724,626	—	—	724,626
Cambodia	—	503,223	—	503,223
Canada	357,998,338	173,724	—	358,172,062
Chile	2,124,876	7,226,193	—	9,351,069
China	4,156,638	73,907,650	—	78,064,288
Colombia	209,470	—	—	209,470
Denmark	4,820,707	50,670,018	—	55,490,725
Finland	—	21,447,090	—	21,447,090
France	—	305,219,829	—	305,219,829
Georgia	—	5,828,660	—	5,828,660
Germany	—	215,227,381	—	215,227,381
Greece	—	7,795,631	—	7,795,631
Guernsey	1,450,062	—	—	1,450,062
Hong Kong	540,062	104,121,397	—	104,661,459
Hungary	—	5,054,527	—	5,054,527
India	—	4,302,131	—	4,302,131
Indonesia	—	671,825	—	671,825
Ireland	—	56,504,187	—	56,504,187

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Israel	$10,299,638	$21,231,834	$—	$31,531,472
Italy	14,737,093	161,903,420	—	176,640,513
Ivory Coast	6,150,841	2,466,494	—	8,617,335
Japan	3,120,620	897,449,472	—	900,570,092
Luxembourg	—	16,221,323	—	16,221,323
Macau	—	10,603,296	—	10,603,296
Mexico	—	583,913	—	583,913
Netherlands	11,159,693	161,528,949	—	172,688,642
New Zealand	—	804,883	—	804,883
Nigeria	—	304,455	—	304,455
Norway	11,907,273	53,501,476	—	65,408,749
Peru	—	165,047	—	165,047
Portugal	—	21,288,493	—	21,288,493
Russia	—	—	0*	0
Singapore	—	22,494,664	—	22,494,664
South Africa	—	17,621,804	—	17,621,804
South Korea	—	16,580,596	—	16,580,596
Spain	—	117,905,042	—	117,905,042
Sweden	2,818,131	85,314,903	—	88,133,034
Switzerland	10,710,974	160,957,965	—	171,668,939
Taiwan	24,592,622	18,007,322	—	42,599,944
Turkey	82,769	2,310,814	—	2,393,583
United Kingdom	32,807,146	398,781,229	—	431,588,375
United States	147,540,839	265,079,414	—	412,620,253
Zambia	980,080	—	—	980,080
Total Common Stocks	723,198,973	3,468,983,156	0	4,192,182,129
Investment Companies	16,825,869	—	—	16,825,869
Preferred Stocks	—	6,303,811	—	6,303,811
Rights	—	—	6	6
Short-Term Investment
Mutual Fund - Securities Lending Collateral	68,911,201	—	—	68,911,201
Futures Contracts†
Buys	428,143	—	—	428,143
Total	$809,364,186	$3,475,286,967	$6	$4,284,651,159

*	Represents one or more Level 3 securities at $0 value as of March 31, 2026.
†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$1,523,854,955	$—	$1,523,854,955
Common Stock	—	37,191	—	37,191
Short-Term Investment
Mutual Fund - Securities Lending Collateral	15,370,327	—	—	15,370,327
Forward Foreign Currency Contracts#	—	489,385	—	489,385
Futures Contracts†
Buys	14,571	—	—	14,571
Sales	63,044	—	—	63,044
Total Futures Contracts	77,615	—	—	77,615
Swaps
Centrally Cleared Interest Rate Swaps†	—	129,327	—	129,327
OTC Credit Default Swap	—	1,381	—	1,381
Centrally Cleared Credit Default Swap†	—	24,147	—	24,147
Total Swaps	—	154,855	—	154,855
Total	$15,447,942	$1,524,536,386	$—	$1,539,984,328
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitment	$—	$(5,237,070)	$—	$(5,237,070)
Forward Foreign Currency Contracts#	—	(91,417)	—	(91,417)
Futures Contracts†
Buys	(689,301)	—	—	(689,301)
Sales	(46)	—	—	(46)
Total Futures Contracts	(689,347)	—	—	(689,347)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$—	$(189,445)	$—	$(189,445)
OTC Credit Default Swap	—	(123)	—	(123)
Total Swaps	—	(189,568)	—	(189,568)
Total	$(689,347)	$(5,518,055)	$—	$(6,207,402)

#	Forward foreign currency contracts are valued at unrealized appreciation (depreciation).
†
Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$194,505,186	$1,326,565	$195,831,751
Bank Loans!	—	352,207,069	637,184	352,844,253
Convertible Debt	—	39,892,249	—	39,892,249
Corporate Debt	—	764,833,974	676,246	765,510,220
Mortgage Backed Securities - Private Issuers	—	95,408,747	—	95,408,747
Mortgage Backed Securities - U.S. Government Agency Obligations	—	179,733,984	—	179,733,984
Sovereign Debt Obligations	—	338,567,796	—	338,567,796
U.S. Government and Agency Obligations	—	111,621,253	—	111,621,253
Total Debt Obligations	—	2,076,770,258	2,639,995	2,079,410,253
Common Stocks
Basic Materials	—	—	0*	—
Consumer, Cyclical	6,203	—	—	6,203
Energy	—	468,750	—	468,750
Financial	13,204,780	—	—	13,204,780
Industrial	—	929,744	—	929,744
Technology	—	347,222	—	347,222
Total Common Stocks	13,210,983	1,745,716	—	14,956,699
Investment Companies	23,790,107	—	—	23,790,107

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks	$5,530,077	$—	$—	$5,530,077
Short-Term Investments
Mutual Fund - Securities Lending Collateral	76,834,587	—	—	76,834,587
Repurchase Agreements	—	40,500,000	—	40,500,000
U.S. Government and Agency Obligations	—	11,386,402	—	11,386,402
Sovereign Debt Obligations	—	356,406	—	356,406
Total Short-Term Investments	76,834,587	52,242,808	—	129,077,395
Purchased Options
Purchased Currency Options	—	48,684	—	48,684
Forward Foreign Currency Contracts#	—	5,274,550	—	5,274,550
Futures Contracts†
Sales	866,146	—	—	866,146
Swaps
Centrally Cleared Interest Rate Swaps†	—	1,268,132	—	1,268,132
OTC Credit Default Swaps	—	481,852	—	481,852
Centrally Cleared Credit Default Swaps†	—	853,456	—	853,456
Total Swaps	—	2,603,440	—	2,603,440
Total	$120,231,900	$2,138,685,456	$2,639,995	$2,261,557,351
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts#	$—	$(1,776,945)	$—	$(1,776,945)
Futures Contracts†
Buys	(3,876,695)	—	—	(3,876,695)
Reverse Repurchase Agreements	—	(995,256)	—	(995,256)
Written Options
Written Currency Options	—	(52,119)	—	(52,119)
Written Interest Rate Swaptions	—	(1,153,318)	—	(1,153,318)
Total Written Options	—	(1,205,437)	—	(1,205,437)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$—	$(2,098,579)	$—	$(2,098,579)
OTC Credit Default Swaps	—	(504,546)	—	(504,546)
Centrally Cleared Credit Default Swaps†	—	(996,770)	—	(996,770)
OTC Total Return Swaps	—	(110,133)	—	(110,133)
Total Swaps	—	(3,710,028)	—	(3,710,028)
Total	$(3,876,695)	$(7,687,666)	$—	$(11,564,361)

!	Unfunded loan commitments have been classified as Level 2.
*	Represents one or more Level 3 securities at $0 value as of March 31, 2026.
#	Forward foreign currency contracts are valued at unrealized appreciation (depreciation).
†
Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Short Duration Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$83,193,395	$—	$83,193,395
Short-Term Investment
Mutual Fund - Securities Lending Collateral	224,618	—	—	224,618
Total	$224,618	$83,193,395	$—	$83,418,013
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contract†
Buys	$(71,702)	$—	$—	$(71,702)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Credit Default Swap†	$—	$0*	$—	$—
Total	$(71,702)	$—	$—	$(71,702)

†
Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

*	Represents one or more Level 2 securities at $0 as of March 31, 2026.
The Funds, with the exception of the Mercer Core Fixed Income Fund, had no Level 3 transfers during the year ended March 31, 2026. The Mercer Core Fixed Income Fund had Level 3 transfers during the year ended March 31, 2026; however, none of the transfers individually or collectively had a material impact on the Fund.
(c) Investments in derivative instruments
1.
Forward foreign currency contracts
The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.
Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.
During the year ended March 31, 2026, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of March 31, 2026.
2.
Futures
A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.
A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

securities or foreign currency underlying the contract at a specified price on a specified date.
When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin” may be paid by the Fund to or drawn by the Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.
A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.
In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Funds. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Funds.
While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.
Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.
During the year ended March 31, 2026, Small/Mid Cap, Non-US Core Equity and Emerging Markets used futures to equitize cash. Core Fixed, Opportunistic Fixed and Short Duration Fixed used futures to adjust interest rate exposure and replicate government bond positions. See each Fund's Schedule of Investments for a listing of open futures contracts as of March 31, 2026.
3.
Options
The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

equivalents, current portfolio security holdings, or other options or futures positions.
The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.
Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.
A Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.
During the year ended March 31, 2026, Core Fixed and Opportunistic Fixed used options for tail risk hedging (i.e., hedging strategies designed to protect against large unexpected market movements) and to manage currency, interest rate, duration and volatility exposure. See each Fund's Schedule of Investments for a listing of options as of March 31, 2026.
4.
Swaps
Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
A Fund may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statements of Operations.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.
The credit default swaps may have as reference obligations of one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.
In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.
The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to the Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.
Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.
If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Sub-adviser that enters into the swap will closely monitor, subject to the oversight of the Derivatives Risk Manager for the Funds, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.
Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven (7) days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Adviser may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant's swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Central clearing and exchange trading is required by the CFTC for many instruments traded in the swaps market. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund's use of such instruments, and further may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies.
In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).
Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.
The swaps in which a Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Sub-adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund's investments. If the Sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.
During the year ended March 31, 2026, Core Fixed, Opportunistic Fixed and Short Duration Fixed used swaps to adjust interest rate and yield curve exposure or to manage interest fluctuation and credit exposure. See each Fund's Schedule of Investments for a listing of open swaps as of March 31, 2026.
5.
Derivatives risk exposures
At March 31, 2026 and during the year then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:
	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Small/Mid Cap
Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$295,497	$295,497
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	5,527,919	5,527,919

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)(3)
Futures Contracts	$—	$—	$—	$(108,233)	$(108,233)
Emerging Markets
Liability Derivatives
Futures Contracts(1)	—	—	—	(527,237)	(527,237)
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	13,549,911	13,549,911
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	(229,751)	(229,751)
Non-US Core Equity
Asset Derivatives
Futures Contracts(1)	—	—	—	428,143	428,143
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	12,337,579	12,337,579
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	733,032	733,032
Core Fixed
Asset Derivatives
Futures Contracts(1)	77,615	—	—	—	77,615
Forward Foreign Currency Contracts(4)	—	489,385	—	—	489,385
OTC Swaps Contracts(5)	—	—	1,381	—	1,381
Centrally Cleared Swap Contracts(6)	129,327	—	24,147	—	153,474
Total Value	$206,942	$489,385	$25,528	$—	$721,855
Liability Derivatives
Futures Contracts(1)	(689,347)	—	—	—	(689,347)
Forward Foreign Currency Contracts(7)	—	(91,417)	—	—	(91,417)
OTC Swaps Contracts(5)	—	—	(123)	—	(123)
Centrally Cleared Swap Contracts(6)	(189,445)	—	—	—	(189,445)
Total Value	$(878,792)	$(91,417)	$(123)	$—	$(970,332)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Net Realized Gain (Loss)(2)
Options Purchased	$(678)	$—	$—	$—	$(678)
Options Written	32,872	—	—	—	32,872
Swaps Contracts	766	—	(172,893)	—	(172,127)
Futures Contracts	24,254	—	—	—	24,254
Forward Foreign Currency Contracts	—	(2,724,987)	—	—	(2,724,987)
Total Realized Gain (Loss)	$57,214	$(2,724,987)	$(172,893)	$—	$(2,840,666)
Change in Appreciation (Depreciation)(3)
Options Written	419	—	—	—	419
Swaps Contracts	41,608	—	(40,724)	—	884
Futures Contracts	(1,252,021)	—	—	—	(1,252,021)
Forward Foreign Currency Contracts	—	1,175,173	—	—	1,175,173
Total Change in Appreciation (Depreciation)	$(1,209,994)	$1,175,173	$(40,724)	$—	$(75,545)
Opportunistic Fixed
Asset Derivatives
Options Purchased(8)	—	48,684	—	—	48,684
Futures Contracts(1)	866,146	—	—	—	866,146
Forward Foreign Currency Contracts(4)	—	5,274,550	—	—	5,274,550
OTC Swaps Contracts(5)	—	—	481,852	—	481,852
Centrally Cleared Swap Contracts(6)	1,268,132	—	853,456	—	2,121,588
Total Value	$2,134,278	$5,323,234	$1,335,308	$—	$8,792,820
Liability Derivatives
Options Written(9)	(1,153,318)	(52,119)	—	—	(1,205,437)
Futures Contracts(1)	(3,876,695)	—	—	—	(3,876,695)
Forward Foreign Currency Contracts(7)	—	(1,776,945)	—	—	(1,776,945)
OTC Swaps Contracts(5)	—	—	(504,546)	(110,133)	(614,679)
Centrally Cleared Swap Contracts(6)	(2,098,579)	—	(996,770)	—	(3,095,349)
Total Value	$(7,128,592)	$(1,829,064)	$(1,501,316)	$(110,133)	$(10,569,105)
Net Realized Gain (Loss)(2)
Options Purchased	(5,089)	5,037	—	—	(52)
Options Written	171,664	6,155	—	—	177,819
Swaps Contracts	(465,618)	—	9,091,403	(679,447)	7,946,338
Futures Contracts	(3,310,890)	—	—	—	(3,310,890)
Forward Foreign Currency Contracts	—	(3,458,733)	—	—	(3,458,733)
Total Realized Gain (Loss)	$(3,609,933)	$(3,447,541)	$9,091,403	$(679,447)	$1,354,482

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)(3)
Options Purchased	$—	$1,590	$—	$—	$1,590
Options Written	53,245	(11,126)	—	—	42,119
Swaps Contracts	481,538	—	1,808,878	(53,186)	2,237,230
Futures Contracts	(2,895,200)	—	—	—	(2,895,200)
Forward Foreign Currency Contracts	—	4,271,868	—	—	4,271,868
Total Change in Appreciation (Depreciation)	$(2,360,417)	$4,262,332	$1,808,878	$(53,186)	$3,657,607
Short Duration Fixed
Liability Derivatives
Futures Contracts(1)	(71,702)	—	—	—	(71,702)
Net Realized Gain (Loss)(2)
Swaps Contracts	—	—	1,899	—	1,899
Futures Contracts	17,567	—	—	—	17,567
Total Realized Gain (Loss)	$17,567	$—	$1,899	$—	$19,466
Change in Appreciation (Depreciation)(3)
Futures Contracts	(97,503)	—	—	—	(97,503)

(1)
Cumulative appreciation (depreciation) on open futures contracts is disclosed within the Schedule of Investments under the
“Futures Contracts” section. Only current day’s variation margin receivable or payable, if any, is reported on the Statements of Assets and Liabilities.

(2)
Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts,
Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(3)
Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(4)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(5)	Statement of Assets and Liabilities location: OTC — Swap contracts, at value.
(6)
Centrally Cleared Swaps are valued at unrealized appreciation (depreciation) on the Schedule of Investments. Only current day's variation margin receivable or payable, if any, is reported on the Statements of Assets and Liabilities.

(7)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(8)	Statement of Assets and Liabilities location: Investments, at value.
(9)	Statements of Assets and Liabilities location: Written options, at value.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

For the year ended March 31, 2026, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:(1)
	Options Purchased	Swaps Contracts	Buy Futures Contracts	Sell Futures Contracts	Options Written	Forward Foreign Currency Contracts
Small/Mid Cap	$—	$—	$29,983,098	$—	$—	$—
Emerging Markets	—	—	46,441,861	—	—	—
Non-US Core Equity	—	—	117,602,711	—	—	—
Core Fixed	15,000	64,740,834	71,338,146	(7,658,581)	(159,000)	64,885,698
Opportunistic Fixed	3,635,463	344,541,727	203,130,738	(83,015,569)	(33,971,750)	489,724,390
Short Duration Fixed	—	750,000	9,159,930	(1,249,510)	—	—

(1)	Amounts disclosed represent the average number of contracts or notional amounts outstanding for the months that the Funds held such derivatives during the year ended March 31, 2026.
6.
Netting agreements and collateral requirements
In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of a Fund, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund's net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Fund, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

such agreement and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds' derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Only forward foreign currency contracts, OTC swaps and OTC options assets and liabilities are subject to master netting agreements.
The following tables present the Funds' derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of March 31, 2026.
Core Fixed
Offsetting of financial assets and derivative assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Liabilities available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank PLC	$490,766	$(79,303)	$—	$(411,463)	$—
Offsetting of financial liabilities and derivative liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Barclays Bank PLC	$(79,303)	$79,303	$—	$—	$—
JPMorgan Chase Bank N.A.	(12,237)	—	—	—	(12,237)
Total	$(91,540)	$79,303	$—	$—	$(12,237)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Opportunistic Fixed
Offsetting of financial assets and derivative assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Liabilities available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Bank of America, N.A.	$439,157	$(439,157)	$—	$—	$—
Barclays Bank PLC	258,253	(258,253)	—	—	—
BNP Paribas S.A.	9,425	(9,425)	—	—	—
Citibank N.A.	635,086	(434,115)	—	(200,971)	—
Credit Agricole CIB	3,263	—	—	—	3,263
Deutsche Bank AG	515,238	(97,811)	—	(280,000)	137,427
Goldman Sachs & Co.	32,426	(23,915)	(8,511)	—	—
Goldman Sachs International	111,562	(111,562)	—	—	—
HSBC Bank PLC	708,405	(86,678)	—	(620,000)	1,727
JPMorgan Chase Bank N.A.	1,158,634	(59,776)	—	(941,000)	157,858
Morgan Stanley and Co. International PLC	641,737	(306,854)	—	(334,883)	—
Morgan Stanley Bank N.A.	22,011	—	(22,011)	—	—
Morgan Stanley Capital Services, Inc.	3,441	—	—	(3,441)	—
Natwest Markets PLC	49,225	(12,658)	—	—	36,567
Societe Generale	423	—	—	—	423
Standard Chartered Bank	1,107,898	(43,585)	—	(1,064,313)	—
State Street Bank and Trust	15,665	(1)	—	—	15,664
Toronto Dominion Bank	8,371	(111)	—	—	8,260
UBS AG	1	(1)	—	—	—
Westpac Banking Corp.	84,865	—	—	—	84,865
Total	$5,805,086	$(1,883,902)	$(30,522)	$(3,444,608)	$446,054
Offsetting of financial liabilities and derivative liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$(782,995)	$439,157	$—	$—	$(343,838)
Barclays Bank PLC	(686,316)	258,253	375,269	—	(52,794)
BNP Paribas S.A.	(36,400)	9,425	—	—	(26,975)
Citibank N.A.	(434,115)	434,115	—	—	—
Deutsche Bank AG	(97,811)	97,811	—	—	—
Goldman Sachs & Co.	(23,915)	23,915	—	—	—
Goldman Sachs International	(740,243)	111,562	—	—	(628,681)
HSBC Bank PLC	(86,678)	86,678	—	—	—
JPMorgan Chase Bank N.A.	(59,776)	59,776	—	—	—
Merrill Lynch International	(2,929)	—	—	—	(2,929)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Morgan Stanley and Co. International PLC	$(306,854)	$306,854	$—	$—	$—
Morgan Stanley International	(271,354)	—	—	—	(271,354)
Natwest Markets PLC	(12,658)	12,658	—	—	—
Standard Chartered Bank	(43,585)	43,585	—	—	—
State Street Bank and Trust	(1)	1	—	—	—
Toronto Dominion Bank	(111)	111	—	—	—
UBS AG	(11,320)	1	—	—	(11,319)
Total	$(3,597,061)	$1,883,902	$375,269	$—	$(1,337,890)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.
(d) Investments in other securities
1.
Bank loans
Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Each Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, each Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, each Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At March 31, 2026, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Databricks, Inc.	$665,000	$665,000	$661,675	$(3,325)
GC Ferry Acquisition I, Inc.	94,792	94,792	93,607	(1,185)
Liquid Tech Solutions LLC	126,780	126,483	126,305	(178)
MRI Software LLC	100,005	99,693	96,755	(2,938)
MRI Software LLC	437,934	437,064	434,650	(2,414)
Pinnacle Buyer LLC	181,452	181,452	181,622	170
Pye-Barker Fire & Safety LLC	122,200	122,200	122,493	293
Salas O'brien, Inc.	114,286	114,006	114,571	565
Secretariat Advisors LLC	162,832	162,450	160,389	(2,061)
Student Transportation of America Holdings, Inc.	100,000	100,000	100,375	375
Trio Bidco, Inc.	82,571	82,571	80,232	(2,339)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Van Pool Transportation LLC	$26,313	$26,313	$26,369	$56
	$2,214,165	$2,212,024	$2,199,043	$(12,981)
2.
Indexed securities
The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
3.
Mortgage-related and other asset-backed securities
The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed, Opportunistic Fixed and Short Duration Fixed as of March 31, 2026.
4.
Real estate investment trusts
The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of March 31, 2026.
5.
When-issued securities/TBA securities
Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund's NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.
A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of March 31, 2026.
To mitigate counterparty risk, certain Funds have entered into Master Securities Forward Transaction Agreements (or MSFTAs) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions (including TBA securities) with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). See Statements of Assets and Liabilities for collateral pledged or received for open when-issued or delayed-delivery transactions at March 31, 2026, if any.
6.
Repurchase agreements
Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. See the Opportunistic Fixed Schedule of Investments for a listing of open Repurchase Agreements as of March 31, 2026.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

7.
Foreign currency translations
The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund's Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.
8.
Reverse repurchase agreements
The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. During the reverse repurchase agreement period, each Fund continues to receive principal and interest payments on these securities. The Funds retain effective control over the transferred security, therefore accounting for the transaction as a secured borrowing. Cash received in exchange for securities transferred under reverse repurchase agreements and accrued interest payments to be made by the Funds to counterparties are reflected as Payable for reverse repurchase agreements and Interest payable for reverse repurchase agreements on the Statements of Assets and Liabilities, if any.
As of March 31, 2026, Opportunistic Fixed Income Fund average balance outstanding is $(545,874). Weighted average interest rate (net) is (3.34)%. Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.
Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.
The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

	March 31, 2026
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	Between 30 & 90 Days	Greater Than 90 Days	On Demand	Total
Opportunistic Fixed
Reverse Repurchase Agreements
Sovereign Debt Obligations	$—	$—	$—	$—	$995,256	$995,256
	$—	$—	$—	$—	$995,256	$995,256
(e) Securities transactions and related investment income
Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country's tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.
(f) Cash, cash equivalents and short-term investments
A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date. The cost of cash and cash equivalents approximates fair value.
A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.
A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund's net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.
(g) Securities lending
A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As of period end March 31, 2026, securities

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

on loan were collateralized by Cash and/or U.S. Government Obligations. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.
Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), acting as securities lending agent, is authorized to lend the Funds' portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.
Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at March 31, 2026. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in State Street Navigator Securities Lending Government Money Market Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2026 were as follows:
	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Small/Mid Cap	$79,149,287	$6,193,268	$76,703,662
Emerging Markets	36,467,859	4,667,854	33,457,873
Non-US Core Equity	175,070,395	68,911,201	113,053,214
Core Fixed	21,823,499	15,370,327	6,846,266
Opportunistic Fixed	80,972,820	76,834,587	5,750,346
Short Duration Fixed	220,587	224,618	—
For Small/Mid Cap, Emerging Markets and Non-US Core Equity, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at March 31, 2026, with a contractual maturity of overnight and continuous. For Core Fixed and Short Duration Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in each Fund’s Schedule of Investments at March 31, 2026, with a contractual maturity of overnight and continuous.
For Opportunistic Fixed, the values of the security loan obligations are classified as follows at March 31, 2026:
Opportunistic Fixed
	Remaining Contractual Maturity of the Agreements As of March 31, 2026
	Overnight and Continuous	˂ 30 days	Between 30 & 90 days	˃ 90 days	Total
Securities Lending Transactions
Common Stocks	$9,809,789	$—	$—	$—	$9,809,789
Corporate Debt	42,008,790	—	—	—	42,008,790

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

	Remaining Contractual Maturity of the Agreements As of March 31, 2026
	Overnight and Continuous	˂ 30 days	Between 30 & 90 days	˃ 90 days	Total
Sovereign Debt Obligations	$4,155,888	$—	$—	$—	$4,155,888
Investment Companies	20,343,297	—	—	—	20,343,297
Preferred Stocks	516,823	—	—	—	516,823
Total Borrowings	$76,834,587	$—	$—	$—	$76,834,587
(h) Taxes and distributions
The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.
The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Modernization Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses, as applicable. Prior to the enactment of the RIC Modernization Act, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the RIC Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
On March 31, 2026, the following Funds had deferred capital losses available to be offset against future net capital gains through the indicated expiration dates as follows:
Unlimited
Emerging Markets	$122,922,212
Core Fixed	$181,834,658
Opportunistic Fixed	$146,331,484
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of March 31, 2026, no Funds have elected to defer current year post-October losses.
As of March 31, 2026, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:
	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small/Mid Cap	$1,436,551,977	$340,522,018	$(128,516,817)	$212,005,201
Emerging Markets	1,168,426,032	262,818,069	(173,346,194)	89,471,875

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Non-US Core Equity	$3,555,298,797	$993,469,520	$(264,545,301)	$728,924,219
Core Fixed	1,566,787,998	10,692,032	(43,454,627)	(32,762,595)
Opportunistic Fixed	2,283,394,014	27,165,549	(58,603,343)	(31,437,794)
Short Duration Fixed	83,311,016	350,551	(243,554)	106,997
The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies, futures contracts mark to market and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or the results of operations. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended March 31, 2026.
As of March 31, 2026, the Funds had no uncertain tax positions that would require recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended March 31, 2026 remains subject to examination by the Internal Revenue Service.
The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.
During the years ended March 31, 2026 and March 31, 2025, the tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid, were as follows:
	2026			2025
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital
Small/Mid Cap	$18,855,585	$105,135,991	$—	$27,733,491	$134,377,749	$—
Emerging Markets	36,660,395	—	—	15,840,168	—	—
Non-US Core Equity	175,446,096	358,281,700	—	187,293,469	110,099,621	—
Core Fixed	90,607,225	—	—	87,455,672	—	—
Opportunistic Fixed	133,720,680	—	—	117,948,829	—	—

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

	2026			2025
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital
Short Duration Fixed	$3,353,897	$136,317	$—	$3,152,864	$7,022	$—
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Losses and Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings
Small/Mid Cap	$4,330,797	$66,486,474	$—	$212,005,201	$282,822,472
Emerging Markets	8,685,104	—	(122,922,212)	88,792,701	(25,444,407)
Non-US Core Equity	59,509,651	175,672,652	—	729,444,387	964,626,690
Core Fixed	814,071	—	(181,834,658)	(32,797,881)	(213,818,468)
Opportunistic Fixed	3,605,165	—	(146,331,484)	(31,653,625)	(174,379,944)
Short Duration Fixed	—	22,690	—	107,064	129,754
All other differences are temporary losses related to mostly organizational costs and other timing adjustments.
(i) Allocation of expenses and income
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.
(j) Redemption fees
While none of the Funds’ share classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than thirty (30) days may be assessed a 2% short-term trading fee and recorded as paid-in capital.
3.
Credit agreement
The Trust has entered into a Credit Agreement on behalf of the Funds (the “Credit Agreement”) with State Street Bank and Trust Company in order to establish a committed, unsecured revolving line of credit. The current term of the line of credit under the Credit Agreement is through January 15, 2027. Borrowings for each Fund under the Credit Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate per annum equal to the Applicable Rate plus the Applicable Margin, which rate shall be subject to change from time to time as and when the Applicable Rate changes (as such terms are defined in the Credit Agreement). The Funds did not borrow under the Credit Agreement during the year ended March 31, 2026.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

4.
Indemnities
In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
5.
Fees and other transactions with affiliates
As of March 31, 2026, the Adviser provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Adviser a fee for managing the Fund’s investments at an annual rate of:
Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Small/Mid Cap	0.90%	0.88%	0.83%
Emerging Markets	0.80%	0.78%	0.73%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Short Duration Fixed	0.30%	0.28%	0.23%

* Consists of the total advisory fee payable by the Funds to the Adviser. The Adviser is responsible for paying the subadvisory fees.
The Adviser has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the sub-advisory fees that the Adviser is required to pay to a Fund's Sub-adviser. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund's Board. The fees waived by the Adviser pursuant to this expense waiver agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.
With respect to Short Duration Fixed, the Adviser has also contractually agreed, until at least July 31, 2026, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in the note above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2026 without the approval of the Fund’s Board. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived and/or reimbursed are shown in the Expense reimbursement line in the Statements of Operations.
The Adviser provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Adviser receives a fee of 0.15%, 0.15% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring, and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

transfer agent. As of March 31, 2026, all Funds had Class I shares outstanding. As of March 31, 2026, there were no Adviser Class or Class Y-2 shares of any of the Funds outstanding and, as such, the Adviser did not receive any administrative services fees from those classes of those Funds for the period ended March 31, 2026.
The Funds have adopted a plan of marketing and service, or “12b-1 plan,” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. There were no Advisor Class shares of any of the Funds outstanding as of March 31, 2026, and as a result, no 12b-1 fees were paid by any of the Funds for the period ended March 31, 2026.
6.
Purchases and sales of securities
Cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, for the year ended March 31, 2026, were as follows:
	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Small/Mid Cap	$—	$944,463,869
Emerging Markets	—	615,081,286
Non-US Core Equity	—	2,587,371,384
Core Fixed	1,493,574,096 *	397,372,269
Opportunistic Fixed	2,309,785,198 **	2,811,975,178
Short Duration Fixed	90,102,725	47,358,136

	Long-Term U.S. Government Securities	Other Long-Term Securities
Sales
Small/Mid Cap	$—	$1,095,499,513
Emerging Markets	—	556,158,539
Non-US Core Equity	—	2,775,923,952
Core Fixed	1,646,525,584 *	649,872,767
Opportunistic Fixed	2,222,503,334 **	2,458,812,867
Short Duration Fixed	88,071,016	30,081,824

*	Includes purchases of $237,241,221 and sales of $235,989,658 for TBA securities.
**	Includes purchases of $1,647,051,515 and sales of $1,503,395,841 for TBA securities.

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

7.
Share transactions
Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:
Small/Mid Cap
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	30,415,784	$342,622,990	24,254,537	$278,212,262
Shares issued to shareholders in reinvestment of distributions	10,785,564	123,171,139	13,614,483	160,106,322
Shares repurchased	(45,740,621)	(500,188,970)	(32,101,408)	(373,632,692)
Net increase (decrease)	(4,539,273)	$(34,394,841)	5,767,612	$64,685,892
Class I:
Shares sold	62,597	693,520	595,937	6,940,335
Shares issued to shareholders in reinvestment of distributions	32,699	373,097	47,223	554,868
Shares repurchased	(1,042,566)	(11,820,750)	(171,711)	(1,992,808)
Net increase (decrease)	(947,270)	$(10,754,133)	471,449	$5,502,395

Emerging Markets
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	34,678,940	$323,345,111	9,894,856	$76,181,388
Shares issued to shareholders in reinvestment of distributions	3,899,366	36,654,036	2,036,759	15,825,614
Shares repurchased	(29,717,240)	(278,476,540)	(56,921,271)	(439,520,189)
Net increase (decrease)	8,861,066	$81,522,607	(44,989,656)	$(347,513,187)
Class I:
Shares sold	1,864	15,000	72,712	554,614
Shares issued to shareholders in reinvestment of distributions	—**	3	—**	1
Shares repurchased	(134,141)	(1,209,395)	(80,824)	(624,770)
Net decrease	(132,277)	$(1,194,392)	(8,112)	$(70,155)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Non-US Core Equity
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	89,756,858	$1,140,980,879	55,007,346	$607,990,810
Shares issued to shareholders in reinvestment of distributions	38,060,561	462,435,810	26,098,308	272,205,349
Shares repurchased	(117,097,682)	(1,455,678,017)	(100,367,508)	(1,124,307,787)
Net increase (decrease)	10,719,737	$147,738,672	(19,261,854)	$(244,111,628)
Class I:
Shares sold	25,132,259	316,935,860	13,237,017	147,082,613
Shares issued to shareholders in reinvestment of distributions	4,573,745	55,388,053	1,930,574	20,097,274
Shares repurchased	(18,048,617)	(222,884,361)	(3,612,861)	(38,462,820)
Net increase	11,657,387	$149,439,552	11,554,730	$128,717,067

Core Fixed
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	62,863,967	$570,605,720	91,031,661	$814,323,702
Shares issued to shareholders in reinvestment of distributions	9,855,371	88,943,142	9,680,009	85,668,080
Shares repurchased	(114,653,842)	(1,030,850,458)	(89,429,933)	(813,195,755)
Net increase (decrease)	(41,934,504)	$(371,301,596)	11,281,737	$86,796,027
Class I:
Shares sold	213,034	1,904,842	194,749	1,753,051
Shares issued to shareholders in reinvestment of distributions	55,811	504,962	85,294	755,702
Shares repurchased	(1,066,032)	(9,647,708)	(3,354,258)	(30,411,398)
Net decrease	(797,187)	$(7,237,904)	(3,074,215)	$(27,902,645)

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

Opportunistic Fixed
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	78,575,091	$669,977,904	54,680,306	$464,386,034
Shares issued to shareholders in reinvestment of distributions	15,682,140	133,386,841	14,342,374	117,464,048
Shares repurchased	(65,604,410)	(554,854,861)	(54,857,782)	(467,039,240)
Net increase	28,652,821	$248,509,884	14,164,898	$114,810,842
Class I:
Shares sold	9,062	74,693	168,371	1,404,573
Shares issued to shareholders in reinvestment of distributions	22	182	1	7
Shares repurchased	(582,014)	(4,977,237)	(119,754)	(1,001,580)
Net increase (decrease)	(572,930)	$(4,902,362)	48,618	$403,000

Short Duration Fixed
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	3,164,850	$31,982,321	1,757,434	$17,668,218
Shares issued to shareholders in reinvestment of distributions	345,201	3,490,208	313,483	3,159,886
Shares repurchased	(1,377,747)	(13,880,913)	(1,748,532)	(17,572,699)
Net increase	2,132,304	$21,591,616	322,385	$3,255,405
Class I:#
Shares sold	10	100	—	—
Shares issued to shareholders in reinvestment of distributions	—**	1	—	—
Net increase	10	$101	—	$—

**	Rounds to less than one share.
#	The Class commenced operations on December 30, 2025.
8.
Certain risks
In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.
Additional risks associated with certain of the Funds’ investments are described above within the

Mercer Funds
Notes to Financial Statements (Continued)
March 31, 2026

respective security type notes. A more complete description of risks is included in the Funds' prospectus and statement of additional information.
Global Economies Risk: Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds' investments may go down.
In recent years, economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Funds' investments, impair the Funds' ability to satisfy redemption requests, and negatively impact the Funds' performance.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
9.
Subsequent events
On April 8, 2026 American Century Investments Management, Inc. was terminated as sub-adviser to the Non-US Core Equity Fund, and the Board approved the hiring of Hardman Johnston Global Advisors LLC and WCM Investment Management, LLC as new sub-advisers to the Fund. The termination and hiring of these sub-advisers to the Fund were all completed effective April 2026.
Management has evaluated the impact of subsequent events through May 26, 2026, the date the financial statements were issued, for possible adjustment to and/or additional disclosure in the Funds' financial statements. Management has determined that there are no material events that would require adjustment to and/or additional disclosure in the Funds' financial statements through this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Trustees of the Mercer Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of the Mercer Funds (the “Trust”) comprising the Mercer US Small/Mid Cap Equity Fund, Mercer Emerging Markets Equity Fund, Mercer Non-US Core Equity Fund, Mercer Core Fixed Income Fund, Mercer Opportunistic Fixed Income Fund, and Mercer Short Duration Fixed Income Fund (each a “Fund”, and collectively referred to as the “Funds”), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods listed in the table below; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.
Individual Funds Comprising the Mercer Funds	Financial Highlights
Mercer US Small/Mid Cap Equity Fund, Mercer Emerging Markets Equity Fund, Mercer Non-US Core Equity Fund, Mercer Core Fixed Income Fund, Mercer Opportunistic Fixed Income Fund	For each of the five years in the period ended March 31, 2026
Mercer Short Duration Fixed Income Fund	For each of the two years in the period ended March 31, 2026 and for the period from December 1, 2023 (commencement of operations) through March 31, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 26, 2026
We have served as the auditor of one or more Mercer investment companies since 2006.

Mercer Funds
Additional Information (Unaudited)

Federal Tax Information
The amount of long-term capital gains paid for the fiscal year ended March 31, 2026, were as follows:
Fund
Small/Mid Cap	$105,135,991
Non-US Core Equity	358,281,700
Short Duration Fixed	136,317
For the year ended March 31, 2026, Emerging Markets and Non-US Core Equity had foreign tax credits in the amount of $3,651,600 and $9,073,491, respectively, and foreign source income of $34,568,473 and $115,566,671, respectively.
Qualified dividend income received by the Funds through March 31, 2026, that qualified for a reduced tax rate pursuant to the Code Section 1(h)(11) are as follows:
Fund
Small/Mid Cap	$15,937,189
Emerging Markets	17,754,100
Non-US Core Equity	89,664,461
Opportunistic Fixed	198,675

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Additional Information (Unaudited) (Continued)

For corporate shareholders, a portion of the ordinary dividends paid during the Funds’ year ended March 31, 2026 qualified for the dividends received deduction, as follows:
Fund
Small/Mid Cap	76.27%
Emerging Markets	0.11%
Non-US Core Equity	1.07%
Opportunistic Fixed	0.07%
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies: No changes or disagreements with Accountants.
Item 9. Proxy Disclosures for Open-End Management Investment Companies: No Proxy Votes during the reporting period.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies: Refer to Statement of Operations filed under Item 7(a) of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Approval of Amendment to Investment Management Agreement
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Mercer Short Duration Fixed Income Fund
At a meeting of the Board of Trustees (the “Board”) of the Mercer Funds (the “Trust”) held on March 10-11, 2026 (the “March Meeting”), the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment adviser (the “Adviser” and such Trustees collectively, the “Independent Trustees”), approved a proposed amendment to the Investment Management Agreement (the “Management Agreement”) for each series of the Trust (each a “Fund,” and collectively, the “Funds”), subject to approval by the holders of shares of beneficial interest of each of the Funds. The proposed amendment to the Management Agreement would remove the Adviser’s provision of certain non-advisory services from the Agreement (as part of a restructuring of the Management Agreement into separate advisory and administrative services agreements) and reduce the contractual advisory fee rates charged by the Adviser with respect to each Fund.
In approving the proposed amendment to the Management Agreement at the March Meeting, the Board determined that it was appropriate to rely on its consideration at its meeting on June 23-24, 2025, as well as its conclusions with respect to those factors and with respect to the renewal of the Management Agreement. The Board considered that the services provided by the Adviser remain substantially the same and the Board regularly receives updated information regarding the Adviser and the Funds at its quarterly meetings, including information regarding the Funds’ performance, expenses, and operations over various periods. The Board also considered the pro forma expense information provided by the Adviser in connection with the proposed amendment to the Management Agreement, which noted that each Fund’s total expense ratio would remain the

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Additional Information (Unaudited) (Continued)

same or decrease, and each Fund’s net expense ratio would remain the same or increase slightly (by no more than one basis point).
At the March Meeting, the Board revisited particular factors to the extent relevant to the proposed amendment to the Management Agreement. Among other things, the Board further reviewed the investment advisory services that were provided to the Funds, including the capabilities of the Adviser’s investment personnel and the Adviser’s selection and oversight of the Funds’ Subadvisers. The Board also considered the investment performance of each Fund and reviewed Fund performance in the context of the Trust’s multi-manager structure. The Board further considered the duration of the Funds’ fee waiver arrangements and their expected effect on the Funds’ net expense ratios and noted the Adviser’s intent to propose the continuation of the current fee waiver arrangements for an additional year at the Board’s June 2026 meeting.
The Board considered the differences between the current Management Agreement and the proposed amendment to the Management Agreement. The Board noted that the structure under the amendment to the Management Agreement would more clearly delineate the Adviser’s duties under the Management Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The Board considered the Adviser’s explanation that restricting the Management Agreement to investment advisory services would facilitate the Adviser’s ability to more effectively manage or oversee those services that are non-investment in nature, including legal, compliance and administrative services (including managing the costs associated with such services), while limiting the increase in the Funds’ overall net expense ratio annually to one basis point or less. The Board also considered the Adviser’s explanation that it was not commercially reasonable for the Adviser to continue to cover the expenses of the non-advisory services, and the Board determined that it was appropriate and reasonable for the Funds to cover such expenses.
The Board also considered whether any ancillary or “fall-out” benefits would be realized by the Adviser resulting from the restructuring of the Management Agreement into separate advisory and administrative services agreements. The Board noted that the Adviser would be entitled to receive compensation in an amount equal to the Adviser’s reasonable costs and expenses incurred in providing non-advisory services to the Funds (excluding compliance services), and that such compensation would be limited to the annual rate of one basis point of the average daily net assets of each Fund. The Board also recognized that the Adviser was considering the possibility of recommending that the Trust enter into a separate compliance services agreement in the future, subject to Board consideration and approval. The Board noted that the Adviser currently provides compliance services to the Funds and that, if such compliance services agreement was approved by the Board, the cost of such services would be borne directly by the Funds. The Board noted that the cost of the non-advisory in the aggregate (including compliance services) was anticipated to be no more than one basis point.
The Board also considered the Adviser’s proposal to contractually reduce the gross advisory fee payable by each of the Funds under the Management Agreement in recognition of the current marketplace for the Funds. The Board noted the Adviser’s explanation that the amendment to the Management Agreement and such contractual advisory fee reductions would not result in any reduction in the nature and quality of the advisory services provided by the Adviser to the Funds.
Board Approval of Subadvisory Agreements
Mercer Non-US Core Equity Fund
At a meeting of the Board of Trustees (the “Board”) of the Mercer Funds (the “Trust”) held on March 10-11, 2026 (the “March Meeting”), the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment adviser (the “Adviser” and such Trustees collectively, the “Independent Trustees”), recommended the appointment of Hardman Johnston Global Advisors LLC (“Hardman”) and WCM Investment Management, LLC (“WCM”) (each a “Subadviser” and collectively, the “Subadvisers”) to serve as Subadvisers for the Mercer Non-US Core Equity Fund (the “Non-US Core Equity Fund” or the “Fund”). The Adviser had informed the Board that it was recommending that the Subadvisers be appointed as Subadvisers for the Non-US

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Additional Information (Unaudited) (Continued)

Core Equity Fund in an effort to improve the Fund’s risk/return profile and to lower the overall tracking error for the Fund relative to its benchmark index. The Adviser also recommended the reallocation of the assets of the Fund among certain of the existing Subadvisers to the Fund (such changes to the subadvisory arrangements for the Fund collectively, the “New Non-US Core Equity Fund Structure”).
Approval of Subadvisory Agreement with Hardman Johnston Global Advisors LLC
In considering the approval of the subadvisory agreement with Hardman (the “Hardman Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the March Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.
During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Non-US Core Equity Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.
In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:
(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.
The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.
Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.
(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s

Mercer Funds
Additional Information (Unaudited) (Continued)

recommendation at the March Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.
The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fund’s management fee waiver agreement (the “Fee Waiver Agreement”), which requires the Adviser to waive any portion of the management fee it is entitled to with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s Subadvisers for the management of their allocated portions of the Fund. The Independent Trustees noted that, as a result of the appointment of Hardman and the implementation of the New Non-US Core Equity Fund Structure, the Fund’s overall subadvisory fees would be reduced and that these cost savings would accrue to the Fund, given the Fee Waiver Agreement. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.
The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.
Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.
(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadviser was required to select brokers who met the Fund’s requirements for seeking best execution, and that the Adviser would monitor and evaluate the Subadviser’s trade execution with respect to Fund brokerage transactions.
The Independent Trustees considered that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates).
The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.
(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement did not include breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser increased. The Independent Trustees also noted the Subadviser’s statement that the negotiated subadvisory fee was significantly less than its standard fee for the strategy to be employed for the Fund.
(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would

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Additional Information (Unaudited) (Continued)

employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.
Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Hardman Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.
Approval of Subadvisory Agreement with WCM Investment Management, LLC
In considering the approval of the subadvisory agreement with WCM (the “WCM Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the March Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.
During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Non-US Core Equity Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.
In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:
(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.
The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.
Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

Mercer Funds
Additional Information (Unaudited) (Continued)

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the March Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.
The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees noted that, as a result of the appointment of WCM and the implementation of the New Non-US Core Equity Fund Structure, the Fund’s overall subadvisory fees would be reduced and that these cost savings would accrue to the Fund, given the Fee Waiver Agreement. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.
The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.
Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.
(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadviser was required to select brokers who met the Fund’s requirements for seeking best execution, and that the Adviser would monitor and evaluate the Subadviser’s trade execution with respect to Fund brokerage transactions.
The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.
(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement did not include breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund managed by the Subadviser increased. The Independent Trustees also noted the Subadviser’s statement that it does not anticipate realizing material economies of scale in connection with the services to be provided to the Fund, including as Fund assets grow.
(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the

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Additional Information (Unaudited) (Continued)

performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.
Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the WCM Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to item 7 of this Form, Additional Information

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation – No recovery of erroneously awarded compensation

Item 19. Exhibits.

(a)(1) Code of Ethics are attached.

(a)(2) Not applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

(a)(5) Change in Registrant’s independent public accountant – No changes

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mercer Funds

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date 5/26/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date 5/26/26

By (Signature and Title)	/s/ Frederick Keyo
Frederick Keyo Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date 5/26/26